As filed with the Securities and Exchange Commission on December 22, 1995 Registration Nos. 33-54642 and 811-7342



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                   FORM N-1A



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 19

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 20


                          The JPM Institutional Funds
               (Exact Name of Registrant as Specified in Charter)

                6 St. James Avenue, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                 (617) 423-0800

                               Philip W. Coolidge
             6 St. James Avenue, Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Stephen K. West, Esq.
        Sullivan & Cromwell, 125 Broad Street, New York, New York 10004

It is proposed that this filing will become effective (check appropriate box)



[ ] Immediately upon filing pursuant to paragraph (b)
[X] on December 29, 1995 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.



If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



         The Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed Rule 24f-2 notices with respect to its series as follows: Tax Exempt Money Market and Tax Exempt Bond Funds (for their fiscal years ended August 31, 1995) on October 30, 1995; Treasury Money Market, Short Term Bond, Bond, Emerging Markets Equity and International Equity Funds (for their fiscal years ended October 31, 1994) on December 22, 1994; Money Market Fund (for its fiscal year ended November 30, 1994) on January 27, 1995; Selected U.S. Equity and U.S. Small Company Funds (for their fiscal years ended May 31, 1995) on July 27, 1995; Diversified Fund (for its fiscal year ended June 30, 1995) on August 25, 1995; and New York Total Return Bond Fund (for its fiscal year ended March 31,
1995) on May 26, 1995.

     The Money Market Portfolio, The Tax Exempt Money Market Portfolio, The Treasury Money Market Portfolio, The Short Term Bond Portfolio, The U.S. Fixed Income Portfolio, The Tax Exempt Bond Portfolio, The Selected U.S. Equity Portfolio, The U.S. Small Company Portfolio, The Non-U.S. Equity Portfolio, The Diversified Portfolio, The Emerging Markets Equity Portfolio, The New York Total Return Bond Portfolio, The Non-U.S. Fixed Income Portfolio and The Series Portfolio have also executed this Registration Statement.


JPM493.EDG

JPM INSTITUTIONAL FUNDS
CROSS-REFERENCE SHEET
(As Required by Rule 495)

PART A ITEM NUMBER:  Prospectus Headings.

1.       COVER PAGE:  Cover Page.

2.       SYNOPSIS:  Investors for Whom the Funds are Designed.

3.       CONDENSED FINANCIAL INFORMATION:  Financial Highlights.

4. GENERAL DESCRIPTION OF REGISTRANT: Cover Page; Investors for Whom the Funds are Designed; Investment Objectives and Policies; Additional Investment Information; Investment Restrictions; Special Information Concerning Hub and Spoke(R); Organization; Appendix.

5. MANAGEMENT OF THE FUND: Management of the Trust and the Portfolios; Shareholder Servicing; Additional Information.

5A.      MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: Not Applicable.

6. CAPITAL STOCK AND OTHER SECURITIES: Special Information Concerning Hub and Spoke(R); Shareholder Servicing; Net Asset Value; Purchase of Shares; Taxes; Dividends and Distributions; Organization.

7. PURCHASE OF SECURITIES BEING OFFERED: Purchase of Shares; Exchange of Shares; Investors for Whom the Funds are Designed; Dividends and Distributions; Net Asset Value.

8. REDEMPTION OR REPURCHASE: Redemption of Shares; Exchange of Shares; Net Asset Value.

9.       PENDING LEGAL PROCEEDINGS:  Not Applicable.

PART B ITEM NUMBER:  Statement of Additional Information Headings.

10.      COVER PAGE: Cover Page.

11.      TABLE OF CONTENTS: Table of Contents.

12.      GENERAL INFORMATION AND HISTORY: General.

13. INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Additional Investments; Investment Restrictions; Quality and Diversification Requirements; Appendix A.

14.      MANAGEMENT OF THE FUND: Trustees and Officers.

15.      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Description of
         Shares.

16. INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisor; Administrator and Distributor; Services Agent; Custodian; Shareholder Servicing; Independent Accountants; Expenses.

17.      BROKERAGE ALLOCATION AND OTHER PRACTICES: Portfolio Transactions.

18. CAPITAL STOCK AND OTHER SECURITIES: Massachusetts Trust; Description of Shares.

19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Purchase of Shares; Redemption of Shares; Exchange of Shares; Dividends and Distributions.

20.      TAX STATUS: Taxes.

21.      UNDERWRITERS: Administrator and Distributor.

22.      CALCULATION OF PERFORMANCE DATA: Performance Data.

23.      FINANCIAL STATEMENTS: Financial Statements.

PART C

         Information required to be included in Part C is set forth under the appropriate items, so numbered, in Part C of this Registration Statement.

EXPLANATORY NOTE



     This post-effective amendment no. 19 (the "Amendment") to the Registrant's registration statement on Form N-1A (File no. 33-54642) is being filed with respect to The JPM Institutional Tax Exempt Money Market Fund, The JPM Institutional Tax Exempt Bond Fund and the JPM Institutional International Bond Fund (the "Funds"), to include updated financial and other disclosure in (i) the Statement of Additional Information and (ii) the prospectuses which describe the Funds. As a result, the Amendment does not affect any of the Registrant's other currently effective prospectuses, each of which is hereby incorporated herein by reference as most recently filed pursuant to Rule 497 under the Securities Act of 1933, as amended.

   PROSPECTUS

   THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
   6 St. James Avenue
   Boston, Massachusetts 02116
   For information call (800) 766-7722

   The JPM Institutional Tax Exempt Money Market Fund (the "Fund") seeks to provide a high level of current income exempt from federal income tax and maintain a high level of liquidity. It is designed for investors who seek current income exempt from federal income tax, stability of capital and liquidity.

   The Fund is a diversified no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is a series of The JPM Institutional Funds, an open-end management investment company organized as a Massachusetts business trust (the "Trust").

   UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJEC-TIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE TAX EXEMPT MONEY MARKET PORTFOLIO (THE "PORTFOLIO"), A CORRESPONDING DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH SIGNATURE FINANCIAL GROUP, INC.'S HUB AND SPOKE(R) FINANCIAL SERVICES METHOD. THE HUB AND SPOKE(R) INVESTMENT FUND STRUCTURE EMPLOYS A TWO-TIER MASTER FEEDER STRUCTURE AND IS A REGISTERED SERVICE MARK OF SIGNATURE FINANCIAL GROUP, INC. SEE SPE-CIAL INFORMATION CONCERNING HUB AND SPOKE(R) ON PAGE 4.

   The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or "Advisor").

   This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and it should be re-tained for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated December 29, 1995 (as supplemented from time to time). This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor, Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massa-chusetts 02116, Attention: The JPM Institutional Funds, or by calling
   (800) 847-9487.

   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMEN-TAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS RE-DEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY IN-VESTED BY THE INVESTOR. ALTHOUGH THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SE-CURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THE DATE OF THIS PROSPECTUS IS DECEMBER 29, 1995

TABLE OF CONTENTS

                                                                            PAGE
Investors for Whom the Fund Is Designed....................................   1
Financial Highlights.......................................................   3
Special Information Concerning Hub and Spoke(R)............................   4
Investment Objective and Policies..........................................   5
Additional Investment Information and Risk
 Factors...................................................................   6
Investment Restrictions....................................................   8
Management of the Trust and the Portfolio..................................   9
Shareholder Servicing......................................................  11

                                                                            PAGE
Purchase of Shares.........................................................  11
Redemption of Shares.......................................................  12
Exchange of Shares.........................................................  13
Dividends and Distributions................................................  13
Net Asset Value............................................................  13
Organization...............................................................  14
Taxes......................................................................  14
Additional Information.....................................................  16

The JPM Institutional Tax Exempt Money Market Fund

INVESTORS FOR WHOM THE FUND IS DESIGNED

The Fund is designed for investors who seek current income exempt from federal income tax, stability of capital and liquidity. See Taxes. The Fund seeks to achieve its investment objective by investing all of its investable assets in The Tax Exempt Money Market Portfolio, a diversified open-end management in-vestment company having the same investment objective as the Fund. Since the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio.

THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.

The Fund requires a minimum initial investment of $10 million. The minimum sub-sequent investment is $25,000. See Purchase of Shares. If a shareholder reduces his or her investment in the Fund to less than $10 million for more than 30 days, the investment will be subject to mandatory redemption. See Redemption of Shares-Mandatory Redemption by the Fund.

This Prospectus describes the financial history, investment objective and poli-cies, management and operation of the Fund to enable investors to decide if the Fund suits their needs. The Fund operates through Signature Financial Group, Inc.'s ("Signature") Hub and Spoke(R) financial services method. The Trustees believe that the Fund may achieve economies of scale over time by investing through the Hub and Spoke(R) structure.

The following table illustrates that investors in the Fund incur no shareholder transaction expenses; their investment in the Fund is subject only to the oper-ating expenses set forth below for the Fund and the Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approxi-mately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets di-rectly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings Management of the Trust and the Portfolio and Shareholder Servicing.

SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases............................................ None
Sales Load Imposed on Reinvested Dividends................................. None
Deferred Sales Load........................................................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

EXPENSE TABLE

ANNUAL OPERATING EXPENSES*

Advisory Fees............................................................. 0.17%
Rule 12b-1 Fees...........................................................  None
Other Expenses (after expense reimbursement).............................. 0.18%
                                                                           -----
Total Operating Expenses (after expense reimbursement).................... 0.35%
                                                                           =====

* Fees and expenses are expressed as a percentage of the Fund's estimated aver-age daily net assets for its current fiscal year, after applicable expense re-imbursements. If the above expense table reflected these expenses without reim-bursements, Total Operating Expenses would be equal on an annual basis to 0.47% of the average daily net assets of the Fund. For actual historical expense in-formation, see Financial Highlights. See also Management of the Trust and the Portfolio.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 Year...................................................................... $ 4
3 Years..................................................................... $11
5 Years..................................................................... $20
10 Years.................................................................... $44

The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan under the Administrative Services and the Shareholder Servicing Agreements, or-ganizational expenses, the fees paid to Pierpont Group, Inc. under the Fund Services Agreements, the fees paid to SBDS under the Administration Agreements, the fees paid to State Street Bank and Trust Company as custodian and transfer agent, and other usual and customary expenses of the Fund and the Portfolio. For a more detailed description of contractual fee arrangements, including ex-pense reimbursements, see Management of the Trust and the Portfolio and Share-holder Servicing. In connection with the above example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The following selected data for a share outstanding for the indicated periods have been audited by independent accountants. The Fund's annual report, which is incorporated by reference into the Statement of Additional Information, in-cludes a discussion of those factors, strategies and techniques that materially affected its performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.

                                                              FOR THE PERIOD
                                        FOR THE FISCAL YEAR   JULY 12, 1993
                                          ENDED AUGUST 31,    (COMMENCEMENT
                                        --------------------- OF OPERATIONS) TO
                                          1995       1994     AUGUST 31, 1993
                                        --------  ----------- -----------------
Net Asset Value, Beginning of Period...  $1.00    $1.00            $1.00
                                        --------  -----------      -------
Income From Investment Operations:
  Net Investment Income................   0.0352   0.0228           0.0040
  Net Realized and Unrealized Loss on
   Investment..........................  (0.0002) (0.0000)(a)      (0.0000)(a)
                                        --------  -----------      -------
Total From Investment Operations.......   0.0350   0.0228           0.0040
                                        --------  -----------      -------
Less Distributions to Shareholders
 from:
  Net Investment Income................  (0.0352) (0.0228)         (0.0040)
  In Excess of Net Realized Gain.......    --     (0.0000)(a)      (0.0000)(a)
                                        --------  -----------      -------
Total Distributions to Shareholders....  (0.0352) (0.0228)         (0.0040)
                                        --------  -----------      -------
Net Asset Value, End of Period.........  $1.00    $1.00            $1.00
                                        ========  ===========      =======
Total Return...........................   3.57%    2.30%            0.40%(b)
Ratios and Supplemental Data:
  Net Assets at end of Period (in thou-
   sands).............................. $100,142      $46,083      $35,004
  Ratios to Average Net Assets:
    Expenses...........................   0.35%    0.35%            0.35%(c)
    Net Investment Income..............   3.49%    2.34%            2.25%(c)
    Decrease Reflected in Expense Ratio
     due to Expense Reimbursement......   0.15%    0.65%            1.08%(c)

-------

(a) Less than $0.0001.

(b) Not annualized.

(c) Annualized.

SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R)

The Trust and the Portfolio use certain proprietary rights, know-how and finan-cial services referred to as Hub and Spoke(R). Hub and Spoke(R) is a registered service mark of Signature. Signature Broker-Dealer Services, Inc. (the Trust's and the Portfolio's Administrator and the Trust's Distributor) is a wholly owned subsidiary of Signature.

Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. The investment objective of the Fund or Port-folio may be changed only with the approval of the holders of the outstanding shares of the Fund and the Portfolio. The use of Hub and Spoke(R) has been ap-proved by the shareholders of the Fund. The Hub and Spoke(R) investment fund structure has been developed relatively recently, so shareholders should care-fully consider this investment approach.

In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concern-ing other holders of interests in the Portfolio is available from the Adminis-trator at (800) 847-9487.

The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same invest-ment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restric-tions, or a failure by the Fund's shareholders to approve a change in the Port-folio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distri-bution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the ac-tions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Addition-ally, because the Portfolio would become smaller, it may become less diversi-fied, resulting in potentially increased portfolio risk (however, these possi-bilities also exist for traditionally structured funds which have large or in-stitutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the op-eration of the Portfolio upon the withdrawal of another investor in the Portfo-
lio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting in-structions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about the Portfolio's investment objective, policies and restrictions, see Investment Objective and Policies, Additional Investment In-formation and Risk Factors and Investment Restrictions. For more information about the Portfolio's management and expenses, see Management of the Trust and the Portfolio. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see Investment Restric-tions.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, to-gether with the policies they employ in their efforts to achieve this objec-tive. Additional information about the investment policies of the Fund and the Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objec-tive of the Fund or the Portfolio will be achieved.

The Fund's investment objective is to provide a high level of current income that is exempt from federal income tax and maintain a high level of liquidity. The Fund is designed for investors who seek current income exempt from federal income tax, stability of capital and liquidity. See Taxes. The Fund attempts to achieve its objective by investing all of its investable assets in The Tax Ex-empt Money Market Portfolio, a diversified open-end management investment com-pany having the same investment objective as the Fund.

The Portfolio attempts to achieve its investment objective by investing primar-ily in the following municipal securities which earn interest exempt from fed-eral income tax in the opinion of bond counsel for the issuer and which have effective maturities not greater than thirteen months and by maintaining a dol-lar-weighted average portfolio maturity of not more than 90 days. During normal market conditions, the Portfolio will invest at least 80% of its net assets in tax exempt obligations. Interest on these securities may be subject to state and local taxes. For more detailed information regarding tax matters, including the applicability of the alternative minimum tax, see Taxes.

MUNICIPAL BONDS. The Portfolio may invest in bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumen-talities. These obligations may be general obligation bonds secured by the is-suer's pledge of its full faith, credit and taxing power for the payment of principal and interest, or they may be revenue bonds payable from specific rev-enue sources, but not generally backed by the issuer's taxing power. These in-clude industrial development bonds where payment is the responsibility of the private industrial user of the facility financed by the bonds. The Portfolio may invest more than 25% of its assets in industrial development bonds, but may not invest more than 25% of its assets in these bonds in projects of similar type or in the same state.

MUNICIPAL NOTES. The Portfolio may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations such as variable rate demand notes and master demand obligations. The interest rate on variable rate demand notes is adjustable at periodic intervals as specified in the notes. Master de-mand obligations permit the investment of fluctuating amounts at periodically adjusted interest rates. They are governed by agreements between the municipal issuer and Morgan acting as agent, for no additional fee, in its capacity as Advisor to the Portfolio and as fiduciary for other clients. Although master demand obligations are not marketable to third parties, the Portfolio considers them to be liquid because they are payable on demand. There is no specific per-centage limitation on these investments. For more information about municipal notes, see Investment Objectives and Policies in the Statement of Additional Information.

QUALITY INFORMATION. The Portfolio will limit its investments to those securi-ties which, in accordance with guidelines adopted by the Trustees, present min-imal credit risks. In addition, the Portfolio will not purchase any municipal obligation unless (i) it is rated with the highest rating assigned to short-term debt securities (or, in the case of New York State municipal notes, with one of the two highest ratings assigned to short-term debt securities) by at least two nationally recognized statistical rating or-ganizations such as Moody's and Standard & Poor's, (ii) it is rated by only one agency with such rating, or (iii) it is not rated and is determined to be of comparable quality. Determinations of comparable quality shall be made in accordance with procedures established by the Trustees. For a more detailed discussion of applicable quality requirements, see Investment Objectives and Policies in the Statement of Additional Information. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines below the quality required for purchase, the Portfolio shall dispose of the investment, subject in certain circumstances to a finding by the Trustees that disposing of the investment would not be in the Portfolio's best interest. The credit quality of variable rate demand notes and other mu-nicipal obligations is frequently enhanced by various arrangements with domes-tic or foreign financial institutions, such as letters of credit, guarantees and insurance, and these arrangements are considered when investment quality is evaluated.

The Portfolio may also invest up to 20% of the value of its total assets in taxable securities and may purchase municipal obligations together with puts. In addition, the Portfolio may purchase municipal obligations on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agree-ments, loan its portfolio securities and purchase synthetic variable rate in-struments. For a discussion of these transactions, see Additional Investment Information and Risk Factors.

ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase secu-rities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluc-tuation during this period and for fixed income investments no interest ac-crues to the Portfolio until settlement. At the time of settlement a when-is-sued security may be valued at less than its purchase price. The Portfolio maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Port-folio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement trans-actions with brokers, dealers or banks that meet the credit guidelines estab-lished by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with re-spect to the seller, the Portfolio's realization upon the disposition of col-lateral may be delayed or limited. Investments in certain repurchase agree-ments and certain other investments which may be considered illiquid are lim-ited. See Illiquid Investments; Privately Placed and other Unregistered Secu-rities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. The Portfolio may lend its securi-ties if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, gener-ally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all facts and circumstances, in-cluding the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affil-iate of the Portfolio, the Advisor or the Distributor, unless otherwise permit-ted by applicable law.

REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For pur-poses of the Investment Company Act of 1940, as amended (the "1940 Act"), it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magni-fied. For more information, see Investment Objectives and Policies in the Statement of Additional Information.

TAXABLE INVESTMENTS. The Portfolio attempts to invest its assets in tax exempt municipal securities; however, the Portfolio is permitted to invest up to 20% of the value of its total assets in securities, the interest income on which may be subject to federal, state or local income taxes. The Portfolio may make taxable investments pending investment of proceeds from sales of its interests or portfolio securities, pending settlement of purchases of portfolio securi-ties, to maintain liquidity or when it is advisable in Morgan's opinion because of adverse market conditions. The Portfolio will invest in taxable securities only if there are no tax exempt securities available for purchase or if the af-ter tax yield from an investment in taxable securities exceeds the yield on available tax exempt securities. The taxable investments permitted for the Portfolio include obligations of the U.S. Government and its agencies and in-strumentalities, bank obligations, commercial paper and repurchase agreements.

PUTS. The Portfolio may purchase without limit municipal bonds or notes to-gether with the right to resell them at an agreed price or yield within a spec-ified period prior to maturity. This right to resell is known as a put. The ag-gregate price paid for securities with puts may be higher than the price which otherwise would be paid. Consistent with the investment objective of the Port-folio and subject to the supervision of the Trustees, the purpose of this prac-tice is to permit the Portfolio to be fully invested in tax exempt securities while maintaining the necessary liquidity to purchase securities on a when-is-sued basis, to meet unusually large withdrawals and to purchase at a later date securities other than those subject to the put. The principal risk of puts is that the put writer may default on its obligation to repurchase. Morgan will monitor each writer's ability to meet its obligations under puts.

The amortized cost method is used by the Portfolio to value all municipal secu-rities; no value is assigned to any puts.

SYNTHETIC VARIABLE RATE INSTRUMENTS. The Portfolio may invest in certain syn-thetic variable rate instruments. Such instruments generally involve the de-posit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. Morgan will review the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer avail-able, the risk to the Portfolio will be that of holding the long-term bond, which may require the disposition of the bond which could be at a loss.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 10% of the market value of the Portfolio's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An il-liquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securi-ties or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

The Portfolio may also purchase Rule 144A securities sold to institutional in-vestors without registration under the 1933 Act. These securities may be deter-mined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementa-tion of these guidelines on a periodic basis.

INVESTMENT RESTRICTIONS

As a diversified investment company, 75% of the assets of the Portfolio are subject to the following fundamental limitations: (a) the Portfolio may not in-vest more than 5% of its total assets in the securities of any one issuer, ex-cept U.S. government securities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

The investment objective of the Fund and the Portfolio, together with the in-vestment restrictions described below and in the Statement of Additional Infor-mation, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund and the Portfolio. The Fund has the same invest-ment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same invest-ment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment re-strictions.

The Portfolio may not (i) borrow money, except from banks for temporary, ex-traordinary or emergency purposes and then only in amounts up to 10% of the value of Portfolio's total assets, taken at cost at the time of borrowing, or purchase securities while borrowings exceed 5% of its total assets; or mort-gage, pledge or hypothecate any assets except in connection with any such borrowings in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing; or (ii) acquire industrial revenue bonds if as a result more than 5% of the Portfolio's total assets would be invested in industrial revenue bonds where payment of principal and interest is the responsibility of companies with fewer than three years of operating history.

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Restric-tions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND PORTFOLIO

TRUSTEES. Pursuant to the Declarations of Trust for the Trust and for the Portfolio, the Trustees decide upon matters of general policy and review the actions of the Advisor and other service providers. The Trustees of the Trust and of the Portfolio are identified below.

Frederick S. Addy................... Former Executive Vice President and Chief
                                     Financial Officer, Amoco Corporation
William G. Burns.................... Former Vice Chairman of the Board and Chief
                                     Financial Officer, NYNEX Corporation
Arthur C. Eschenlauer............... Former Senior Vice President, Morgan
                                     Guaranty Trust Company of New York
Matthew Healey...................... Chairman and Chief Executive Officer;
                                     Chairman, Pierpont Group, Inc.
Michael P. Mallardi................. Senior Vice President, Capital Cities/ABC,
                                     Inc., President, Broadcast Group

A majority of the disinterested Trustees have adopted written procedures rea-sonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, the Portfolio and The Pierpont Funds, up to and including creating a separate board of trustees. See Trustees and Officers in the Statement of Additional Information for more information about the Trustees and Officers of the Fund and the Port-folio.

The Portfolio and the Trust have each entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's and the Trust's affairs. The fees to be paid under the agreements approximate the reasonable cost of Pier-pont Group, Inc. in providing these services. Pierpont Group, Inc. was orga-nized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services at cost to those funds. See Trust-ees and Officers in the Statement of Additional Information. The principal of-fices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

ADVISOR. The Fund has not retained the services of an investment adviser be-cause the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the serv-ices of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which con-ducts a general banking and trust business. Morgan is a wholly owned subsidi-ary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional cli-ents with combined assets under management of over $165 billion (of which the Advisor advises over $26 billion). Morgan provides investment advice and port-folio management services to the Portfolio. Subject to the supervision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day investment deci-sions, arranges for the execution of portfolio transactions and generally man-ages the Portfolio's investments. See Investment Advisor in the Statement of Additional Information.

The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio (the inception date of each person's responsibility for the Portfolio and her or his business ex-perience for the past five years is indicated parenthetically): Daniel B. Mul-vey, Vice President (since August, 1995, employed by Morgan since prior to 1991) and Elizabeth A. Augustin, Vice President (since January, 1992, employed by Morgan since prior to 1991).

As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion, and 0.10% of average daily net assets in excess of $1 billion.

Under separate agreements, Morgan also provides financial, fund accounting and administrative services to the Fund and the Portfolio and shareholder services to shareholders of the Fund. See Administrative Services Agent and Shareholder Servicing below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

ADMINISTRATOR AND DISTRIBUTOR. Under Administration Agreements with the Trust and the Portfolio, Signature Broker-Dealer Services, Inc. ("SBDS") serves as the Administrator for the Trust and the Portfolio. In this capacity, SBDS ad-ministers and manages all aspects of the Fund's and the Portfolio's day-to-day operations subject to the supervision of the Trustees, except as set forth un-der Advisor, Administrative Services Agent, Custodian and Shareholder Servic-ing. In connection with its responsibilities as Administrator, SBDS (i) fur-nishes ordinary clerical and related services for day-to-day operations includ-ing certain recordkeeping responsibilities; (ii) takes responsibility for com-pliance with all applicable federal and state securities and other regulatory requirements; (iii) is responsible for the registration of sufficient Fund shares under federal and state securities laws; (iv) takes responsibility for monitoring the Fund's status as a regulated investment company under the Inter-nal Revenue Code of 1986, as amended (the "Code"); and (v) performs such admin-istrative and managerial oversight of the activities of the Trust's and the Portfolio's custodian and transfer agent as the Trustees may direct from time to time.

Under the Trust's and the Portfolio's Administration Agreements with SBDS, each of the Fund and the Portfolio has agreed to pay SBDS a fee equal to its propor-tionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolio and the other portfolios (collectively the "Master Portfolios") in which series of the Trust, The Pier-pont Funds or The JPM Advisor Funds invest. This charge is calculated in accor-dance with the following annual schedule: 0.03% on the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.01% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Fund or the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The Pierpont Funds, The JPM Advisor Funds and the Master Portfolios.

SBDS, a registered broker-dealer, also serves as the Distributor of shares of the Fund and exclusive placement agent for the Portfolio. SBDS is a wholly owned subsidiary of Signature. Signature and its affiliates currently provide administration and distribution services for a number of registered investment companies through offices located in Boston, New York, London, Toronto and George Town, Grand Cayman.

ADMINISTRATIVE SERVICES AGENT. Under Administrative Services Agreements with the Trust and the Portfolio, Morgan is responsible for certain financial, fund accounting and administrative services provided to the Fund and the Portfolio, including services related to Portfolio and Fund tax returns, Portfolio and Fund financial reports, computing Fund dividends and net asset value per share and keeping the Fund's books of account. Under these agreements, each of the Fund and the Portfolio has agreed to pay Morgan a fee equal to its proportion-ate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.03% of the Master Portfo-lios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Fund or the Portfolio is determined by the pro-portionate share that its net assets bear to the total net assets of the Trust, The Pierpont Funds, The JPM Advisor Funds, the Master Portfolios and other in-vestors in the Master Portfolios for which Morgan provides similar services.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, serves as the Fund's and the Portfolio's Custodian and Transfer and Dividend Disbursing Agent.

EXPENSES. In addition to the fees payable to Morgan, SBDS and Pierpont Group, Inc. under the various agreements discussed under Trustees, Advisor, Adminis-trator and Distributor and Administrative Services Agent above and Shareholder Servicing below, the Fund and the Portfolio are responsible for usual and cus-tomary expenses associated with their respective operations. Such expenses in-clude organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Port-folio. For the Fund, such expenses also include transfer, registrar and divi-dend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and registration fees under state securities laws. For the Portfolio, such expenses also include custodian fees and brokerage expenses.

Morgan has agreed that it will reimburse the Fund through at least December 31, 1996 to the extent necessary to maintain the Total Operating Expenses (which includes expenses of the Fund and the Portfolio) at the annual rate of 0.35% of the Fund's average daily net assets. This limit on certain expenses does not cover extraordinary increases in these expenses during the period and no longer applies in the event of a precipitous decline in assets due to unforeseen cir-cumstances. There is no assurance that Morgan will continue this waiver beyond the specified period, except as required by the following sentence. Morgan has agreed to waive fees as necessary if in any fiscal year the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual limits are currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million for any fiscal year.

SHAREHOLDER SERVICING

The Fund has entered into a Shareholder Servicing Agreement with Morgan pursu-ant to which Morgan acts as shareholder servicing agent for its customers and other Fund investors who are customers of an eligible institution which is a customer of Morgan (an "Eligible Institution"). The Fund has agreed to pay Mor-gan for these services at an annual rate (expressed as a percentage of the av-erage daily net asset values of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent) of 0.05% of the Fund's average daily net assets. Under the terms of the Shareholder Servicing Agree-ment with the Fund, Morgan may delegate one or more of its responsibilities to other entities at Morgan's expense.

Shareholders should address all inquiries to J.P. Morgan Funds Services, Morgan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) 766-7722.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any in-structions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Fund's Dis-tributor. Investors must be customers of Morgan or an Eligible Institution. In-vestors may also be employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becom-ing a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Fund reserves the right to determine the purchase orders that it will accept.

The Fund requires a minimum initial investment of $10 million and a minimum subsequent investment of $25,000. These minimum investment requirements may be waived for certain retirement plans. For purposes of minimum investment re-quirements, the Fund may aggregate investments by related shareholders.

PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous ba-sis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, condi-tions and charges.

To purchase shares in the Fund, investors should request their Morgan repre-sentative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer imme-diately available funds to the Fund's Distributor on the same day. Any share-holder may also call J.P. Morgan Funds Services at (800) 766-7722 for assis-tance in placing an order for Fund shares. Immediately available funds must be received by 11:00 A.M. New York time on a business day for the purchase to be effective and dividends to be earned on the same day. The Fund does not accept orders after the indicated time. If funds are received after 11 A.M. New York time for any reason, including that the day is a Federal Reserve holiday, the purchase is not effective and dividends are not earned until the next business day.

ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may in-clude establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting cli-ents in changing dividend options, account designations and addresses, provid-ing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy state-ments, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabu-lating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution. Eligible Institutions may separately establish their own terms, conditions and charges for providing the aforementioned services and for providing other services.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem shares in the Fund, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemp-tion request to the Fund or may telephone J.P. Morgan Funds Services directly at (800) 766-7722 and give the Shareholder Service Representative a preas-signed shareholder Personal Identification Number and the amount of the re-demption. The Fund executes effective redemption requests at the next deter-mined net asset value per share. See Net Asset Value. See Additional Informa-tion below for an explanation of the telephone redemption policy of The JPM Institutional Funds.

A redemption request received on a business day prior to 11:00 A.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next day. Proceeds of an effective redemption are generally deposited the same day in immediately available funds to the share-holder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accor-dance with the customer's instructions. If a redemption request becomes effec-tive on a day when the New York Stock Exchange is open but which is a Federal Reserve holiday, the proceeds are paid the next business day. See Further Re-demption Information.

MANDATORY REDEMPTION BY THE FUND. If the value of a shareholder's holdings in the Fund falls below the Fund's initial investment amount of $10 million for more than 30 days because of a redemption of shares, the shareholder's remain-ing shares may be redeemed by the Fund 60 days after written notice to the shareholder unless the account is increased to the Fund's minimum investment amount or more.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the sharehold-er's taxpayer identification number and address. As discussed under Taxes be-low, the Fund may be required to im pose "back-up" withholding of federal income tax on dividends, distributions and redemption proceeds when non-corporate investors have not provided a cer-tified taxpayer identification number. In addition, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES

An investor may exchange shares from the Fund into any other JPM Institutional Fund or Pierpont Fund without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least each of those fund's minimum investment amounts. See Method of Purchase in the prospectuses for the other JPM Institu-tional Funds and The Pierpont Funds for the minimum investment amount for each of those funds. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for the other JPM Institutional Funds and The Pierpont Funds. See also Additional Information below for an ex-planation of the telephone exchange policy of The JPM Institutional Funds.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securi-ties laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

All of the Fund's net investment income is declared as a dividend daily and paid monthly. If an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. The net investment in-come of the Fund for dividend purposes consists of its pro rata share of the net income of the Portfolio less the Fund's expenses. Dividends and distribu-tions are payable to shareholders of record at the time of declaration. The net investment income of the Fund for each business day is determined immedi-ately prior to the determination of net asset value. Net investment income for other days is determined at the time net asset value is determined on the prior business day. Shares of the Fund earn dividends on the business day their purchase is effective, but not on the business day redemption proceeds are paid. See Purchase of Shares and Redemption of Shares.

Substantially all the realized net capital gains, if any, of the Fund are de-clared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the re-mainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, in-cluding the fees payable to Morgan, are accrued daily. The Portfolio values all portfolio securities by the amortized cost method. This method attempts to maintain for the Fund a constant net asset value per share of $1.00. No assur-ances can be given that this goal can be attained. See Net Asset Value in the Statement of Additional Information for more information on valuation of port-folio securities for the Portfolio.

The Fund computes its net asset value once daily at 4:00 P.M. New York time on Monday through Friday, except that the net asset value is not computed for the Fund on a day in which no orders to purchase or redeem Fund shares have been received or on the holidays listed under Net Asset Value in the Statement of Additional Information.

ORGANIZATION

The Trust was organized on November 4, 1992 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachusetts business trust". The Declaration of Trust permits the Trustees to issue an un-limited number of full and fractional shares ($0.001 par value) of one or more series. To date sixteen series of shares have been authorized and are available for sale to the public. Only shares of the Fund are offered through this Pro-spectus. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.

The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of the Fund shall be held to any personal liabili-ty, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund, but that the Trust property only shall be liable.

Shareholders of the Fund are entitled to one vote for each share and to the ap-propriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and non-assessable by the Fund. The Trust does not intend to hold meetings of shareholders annually. As of December 4, 1995, M. Carey-Rye Songs technically met the definition of a control person. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as prescribed in Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see Description of Shares in the Statement of Additional Information.

The Portfolio in which all of the assets of the Fund are invested is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and com-mon and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. According-ly, the Trustees of the Trust believe that neither the Fund nor its sharehold-ers will be adversely affected by reason of the Fund's investing in the Portfo-lio.

TAXES

The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are sub-ject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Fund.

The Trust intends to qualify the Fund as a separate regulated investment com-pany under Subchapter M of the Code. As a regulated investment company, the Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time lim-its. The Portfolio intends to qualify as an association treated as a partner-ship for federal income tax purposes. As such, the Portfolio should not be sub-ject to tax. The Fund's status as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partner-ship for federal income tax purposes.

If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

The Fund intends to qualify to pay exempt-interest dividends to its sharehold-ers by having, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of tax exempt securities. An exempt-interest dividend is that part of dividend distributions made by the Fund which consists of interest received by the Fund on tax exempt securities. Exempt-in-terest dividends received from the Fund will be treated for federal income tax purposes as tax exempt interest income. In view of the Fund's investment poli-cies, it is expected that a substantial portion of the Fund's dividends will be exempt-interest dividends, although the Fund may from time to time realize and distribute net short-term capital gains and may invest limited amounts in tax-able securities under certain circumstances. See Taxable Investments.

Interest on certain tax exempt municipal obligations issued after August 7, 1986 is a preference item for purposes of the alternative minimum tax applica-ble to individuals and corporations. Under tax regulations to be issued, the portion of an exempt-interest dividend of a regulated investment company that is allocable to these obligations will be treated as a preference item for pur-poses of the alternative minimum tax. The Fund has limited its investments to those securities the interest on which will not be treated as preference items for purposes of the alternative minimum tax in the opinion of bond counsel for the issuer. The Fund currently has no intention of investing in obligations subject to the alternative minimum tax under normal market conditions.

Corporations should, however, be aware that interest on all municipal securi-ties will be included in calculating (i) adjusted current earnings for purposes of the alternative minimum tax applicable to them, (ii) the additional tax im-posed on certain corporations by the Superfund Revenue Act of 1986, and (iii) the foreign branch profits tax imposed on effec tively connected earnings and profits of United States branches of foreign corporations. Furthermore, special tax provi-sions may apply to certain financial institutions and property and casualty insurance companies, and they should consult their tax advisors before purchasing shares of the Fund.

Interest on indebtedness incurred or continued by a shareholder (whether a cor-poration or an individual) to purchase or carry shares of the Fund is not de-ductible. The Treasury has been given authority to issue regulations which would disallow the interest deduction if incurred to purchase or carry shares of the Fund owned by the taxpayer's spouse, minor child or entity controlled by the taxpayer. Entities or persons who are "substantial users" (or related per-sons) of facilities financed by tax exempt bonds should consult their tax advi-sors before purchasing shares of the Fund.

Distributions of taxable net investment income and realized net short-term cap-ital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are taken in cash or reinvested in additional shares. Distributions of this type to corporate shareholders of the Fund are not eligible for the dividends-received deduction.

Distributions of net long-term capital gains in excess of net short-term capi-tal losses are taxable to shareholders of the Fund as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the divi-dends-received deduction. The Fund does not expect to realize long-term capi-tal gains and thus does not contemplate paying distributions taxable to share-holders who are subject to tax as long-term capital gains.

Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with re-spect to such shares. In addition, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to the shares. See Taxes in the Statement of Addi-tional Information.

ADDITIONAL INFORMATION

The Fund sends to its shareholders annual and semi-annual reports. The finan-cial statements appearing in annual reports are audited by independent accoun-tants. Shareholders also will be sent confirmations of each purchase and re-demption and monthly statements, reflecting all other account activity, in-cluding dividends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automati-cally by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his Eligible Institution or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Fund will employ reasonable procedures, including re-quiring investors to give their Personal Identification Number and tape re-cording of telephone instructions, to confirm that instructions communicated from investors by telephone are genuine; if it does not, the Fund, the Share-holder Servicing Agent or a shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indexes, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, Donoghue's Money Market and Tax Free Money Market fund averages and other industry publications. The Fund may advertise "yield," "effective yield," and "tax equivalent yield". Yield refers to the net income generated by an investment in the Fund over a stated seven-day period. This income is then annualized-i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. Effective yield is calculated simi-larly to the yield, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested; the effective yield will be slightly higher than the yield because of the compounding effect of this assumed rein-vestment. Tax equivalent yield is calculated similarly to the yield for the Fund, except that the yield is increased using a stated income tax rate to demonstrate the taxable yield necessary to produce an after-tax equivalent to the Fund.

The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of op-erations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all re-curring fees. These methods of calculating yield and total return are required by regulations of the Securities and Exchange Commission. Yield and total re-turn data similarly calculated, unless otherwise indicated, over other speci-fied periods of time may also be used. See Performance Data in the Statement of Additional Information. All performance figures are based on historical earnings and are not intended to indicate future performance. Performance in-formation may be obtained by calling the Fund's Distributor at (800) 847-9487.

                                        ---------------------------------------





No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trust or the Distributor to make such offer in such jurisdiction.


  TheJPM Institutional Tax Exempt Money Market Fund




  PROSPECTUS

  December 29, 1995

   PROSPECTUS

   THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND
   6 St. James Avenue Boston, Massachusetts 02116
   For information call (800) 766-7722

   The JPM Institutional Tax Exempt Bond Fund (the "Fund") seeks to provide a high level of current income exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. It is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short-term tax exempt obligations and who are willing to incur the greater price fluctuation of longer-term instru-ments.

   The Fund is a diversified no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is a series of The JPM Institutional Funds, an open-end management investment company organized as a Massachusetts business trust (the "Trust").

   UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJEC-TIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE TAX EXEMPT BOND PORTFOLIO (THE "PORTFOLIO"), A CORRESPONDING DIVERSIFIED OPEN-END MANAGE-MENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH SIGNATURE FINANCIAL GROUP, INC.'S HUB AND SPOKE(R) FINANCIAL SERVICES METHOD. THE HUB AND SPOKE(R) INVESTMENT FUND STRUCTURE EMPLOYS A TWO-TIER MASTER FEEDER STRUCTURE AND IS A REGISTERED SERVICE MARK OF SIGNATURE FINANCIAL GROUP, INC. SEE SPE-CIAL INFORMATION CONCERNING HUB AND SPOKE(R) ON PAGE 4.

   The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or "Advisor").

   This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and it should be re-tained for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated December 29, 1995 (as supplemented from time to time). This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor, Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massa-chusetts 02116, Attention: The JPM Institutional Funds, or by calling
   (800) 847-9487.

   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMEN-TAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS RE-DEEMED, THE VALUE MAY BE HIGHER OR LOWER, THAN THE AMOUNT ORIGINALLY IN-VESTED BY THE INVESTOR.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SE-CURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THE DATE OF THIS PROSPECTUS IS DECEMBER 29, 1995

TABLE OF CONTENTS

                                                                            PAGE
Investors for Whom the Fund Is Designed....................................   1
Financial Highlights.......................................................   3
Special Information Concerning Hub and Spoke(R)............................   4
Investment Objective and Policies..........................................   5
Additional Investment Information and Risk Factors.........................   6
Investment Restrictions....................................................   8
Management of the Trust and the Portfolio..................................   9
Shareholder Servicing......................................................  11

                                                                            PAGE
Purchase of Shares.........................................................  12
Redemption of Shares.......................................................  13
Exchange of Shares.........................................................  13
Dividends and Distributions................................................  14
Net Asset Value............................................................  14
Organization...............................................................  14
Taxes......................................................................  15
Additional Information.....................................................  16
Appendix...................................................................  18

The JPM Institutional Tax Exempt Bond Fund

INVESTORS FOR WHOM THE FUND IS DESIGNED

The Fund is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short-term tax exempt obligations and who are willing to incur the greater price fluctuation of longer-term in-struments. The Fund seeks to achieve its investment objective by investing all of its investable assets in The Tax Exempt Bond Portfolio, a diversified man-agement investment company having the same investment objective as the Fund. Since the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio. The net asset value of shares in the Fund fluctuates with changes in the value of the invest-ments in the Portfolio.

The Fund requires a minimum initial investment of $5 million. Certain omnibus accounts require a minimum initial investment of $10 million. The minimum sub-sequent investment is $25,000. See Purchase of Shares. If a shareholder reduces his or her investment in the Fund to less than the applicable minimum initial investment amount for more than 30 days, the investment will be subject to man-datory redemption. See Redemption of Shares-Mandatory Redemption by the Fund.

This Prospectus describes the financial history, investment objective and poli-cies, management and operation of the Fund to enable investors to decide if the Fund suits their needs. The Fund operates through Signature Financial Group, Inc.'s ("Signature") Hub and Spoke(R) financial services method. The Trustees believe that the Fund may achieve economies of scale over time by investing through the Hub and Spoke(R) structure.

The following table illustrates that investors in the Fund incur no shareholder transaction expenses; their investment in the Fund is subject only to the oper-ating expenses set forth below for the Fund and the Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approxi-mately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets di-rectly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings Management of the Trust and the Portfolio, and Shareholder Servicing.

SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases............................................ None
Sales Load Imposed on Reinvested Dividends................................. None
Deferred Sales Load........................................................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

EXPENSE TABLE

ANNUAL OPERATING EXPENSES*

Advisory Fees............................................................. 0.30%
Rule 12b-1 Fees...........................................................  None
Other Expenses (after expense reimbursement).............................. 0.20%
                                                                           -----
Total Operating Expenses (after expense reimbursement).................... 0.50%
                                                                           =====

* Fees and expenses are expressed as a percentage of the Fund's estimated average daily net assets for its current fiscal year, after applicable expense reimbursements. If the above expense table reflected these expenses without reimbursements, Total Operating Expenses would be equal on an annual basis to 0.74% of the average daily net assets of the Fund. For actual historical expense information, see Financial Highlights. Also see Management of the Trust and the Portfolio.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 Year...................................................................... $ 5
3 Years..................................................................... $16
5 Years..................................................................... $28
10 Years.................................................................... $63

The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan under the Administrative Services and the Shareholder Servicing Agreements, or-ganizational expenses, the fees paid to Pierpont Group, Inc. under the Fund Services Agreements, the fees paid to SBDS under the Administration Agreements, the fees paid to State Street Bank and Trust Company as custodian and transfer agent, and other usual and customary expenses of the Fund and the Portfolio. For a more detailed description of contractual fee arrangements, including ex-pense reimbursements, see Management of the Trust and the Portfolio and Share-holder Servicing. In connection with the above example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The following selected data for a share outstanding for the indicated periods have been audited by independent accountants. The Fund's annual report, which is incorporated by reference into the Statement of Additional Information, in-cludes a discussion of those factors, strategies and techniques that materially affected its performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.

                                                               FOR THE PERIOD
                                         FOR THE FISCAL YEAR   JULY 12, 1993
                                          ENDED AUGUST 31,     (COMMENCEMENT
                                         --------------------  OF OPERATIONS) TO
                                           1995       1994     AUGUST 31, 1993
                                         ---------  ---------  -----------------
Net Asset Value, Beginning of Period...  $    9.75  $   10.07       $10.00
                                         ---------  ---------       ------
Income From Investment Operations:
 Net Investment Income.................       0.49       0.48         0.06
 Net Realized and Unrealized Gain
  (Loss) on Investment.................       0.26      (0.32)        0.07
                                         ---------  ---------       ------
Total From Investment Operations.......       0.75       0.16         0.13
                                         ---------  ---------       ------
Less Distributions to Shareholders from
 Net Investment Income.................      (0.49)     (0.48)       (0.06)
                                         ---------  ---------       ------
Net Asset Value, End of Period.........  $   10.01  $    9.75       $10.07
                                         =========  =========       ======
Total Return...........................       8.00%      1.61%        1.39%(a)
Ratios and Supplemental Data:
 Net Assets, End of Period (in
  thousands)...........................  $  59,867    $16,415       $ 0.2
 Ratios to Average Net Assets:
  Expenses.............................       0.50%      0.50%        0.00%(b)
  Net Investment Income................       5.09%      4.70%        3.56%(b)
  Decrease Reflected in Expense Ratio
   due to Reimbursement and Fee Waivers
   by Morgan...........................       0.21%      1.48%        2.50%(b)

-------

(a)Not annualized.

(b) Annualized.

SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R)

The Trust and the Portfolio use certain proprietary rights, know-how and finan-cial services referred to as Hub and Spoke(R). Hub and Spoke(R) is a registered service mark of Signature. Signature Broker-Dealer Services, Inc. (the Trust's and the Portfolio's Administrator and the Trust's Distributor) is a wholly owned subsidiary of Signature.

Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. The investment objective of the Fund or Port-folio may be changed only with the approval of the holders of the outstanding shares of the Fund and the Portfolio. The use of Hub and Spoke(R) has been ap-proved by the shareholders of the Fund. The Hub and Spoke(R) investment fund structure has been developed relatively recently, so shareholders should care-fully consider this investment approach.

In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concern-ing other holders of interests in the Portfolio is available from the Adminis-trator at (800) 847-9487.

The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same invest-ment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restric-tions, or a failure by the Fund's shareholders to approve a change in the Port-folio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distri-bution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the ac-tions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Addition-ally, because the Portfolio would become smaller, it may become less diversi-fied, resulting in potentially increased portfolio risk (however, these possi-bilities also exist for traditionally structured funds which have large or in-stitutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the op-eration of the Portfolio upon the withdrawal of another investor in the Portfo-
lio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting in-structions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about the Portfolio's investment objective, policies and restrictions, see Investment Objective and Policies, Additional Investment In-formation and Risk Factors and Investment Restrictions. For more information about the Portfolio's management and expenses, see Management of the Trust and the Portfolio. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see Investment Restric-tions.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, to-gether with the policies they employ in their efforts to achieve this objec-tive. Additional information about the investment policies of the Fund and the Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objec-tive of the Fund or the Portfolio will be achieved.

The Fund's investment objective is to provide a high level of current income exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. See Taxes. The Fund attempts to achieve its invest-ment objective by investing all of its investable assets in The Tax Exempt Bond Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

The Fund is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short term tax exempt obligations and who are willing to incur the greater price fluctuation of longer-term in-struments.

The Portfolio attempts to achieve its investment objective by investing primar-ily in municipal securities which earn interest exempt from federal income tax in the opinion of bond counsel for the issuer. During normal market conditions, the Portfolio will invest at least 80% of its net assets in tax exempt obliga-tions. Interest on these securities may be subject to state and local taxes. For more detailed information regarding tax matters, including the applicabil-ity of the alternative minimum tax, see Taxes.

Morgan believes that based upon current market conditions, the Portfolio will consist of a portfolio of securities with a duration of four to seven years. In view of the duration of the Portfolio, under normal market conditions, the Fund's yield can be expected to be higher and its net asset value less stable than those of a money market fund. Duration is a measure of the weighted aver-age maturity of the bonds held in the Portfolio and can be used as a measure of the sensitivity of the Portfolio's market value to changes in interest rates. The maturities of the individual securities in the Portfolio may vary widely, however, as Morgan adjusts the Portfolio's holdings of long-term and short-term debt securities to reflect its assessment of prospective changes in interest rates, which may adversely affect current income.

The Portfolio intends to manage its portfolio actively in pursuit of its in-vestment objective. Portfolio transactions are undertaken principally to accom-plish the Portfolio's objective in relation to expected movements in the gen-eral level of interest rates, but the Portfolio may also engage in short-term trading consistent with its objective. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See Taxes below.

The value of the Portfolio's investments will generally fluctuate inversely with changes in prevailing interest rates. The value of the Portfolio's invest-ments will also be affected by changes in the creditworthiness of issuers and other market factors. The quality criteria applied in the selection of portfo-lio securities are intended to minimize adverse price changes due to credit considerations. The value of the Portfolio's municipal securities can also be affected by market reaction to legislative consideration of various tax reform proposals. Although the net asset value of Portfolio fluctuates, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective.

MUNICIPAL BONDS. The Portfolio may invest in bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumen-talities.

These obligations may be general obligation bonds secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest, or they may be revenue bonds payable from specific revenue sources, but not generally backed by the issuer's taxing power. These include industrial development bonds where payment is the responsibility of the pri-vate industrial user of the facility financed by the bonds. The Portfolio may invest more than 25% of its assets in industrial development bonds, but may not invest more than 25% of its assets in industrial development bonds in pro-jects of similar type or in the same state.

MONEY MARKET INSTRUMENTS. The Portfolio may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations such as variable rate demand notes and master demand obligations. The interest rate on variable rate demand notes is adjustable at periodic intervals as specified in the notes. Master demand obligations permit the investment of fluctuating amounts at periodically adjusted interest rates. They are governed by agreements be-tween the municipal issuer and Morgan acting as agent, for no additional fee, in its capacity as Advisor to the Portfolio and as fiduciary for other cli-ents. Although master demand obligations are not marketable to third parties, the Portfolio considers them to be liquid because they are payable on demand. For more information about municipal notes, see Investment Objectives and Pol-icies in the Statement of Additional Information.

The Portfolio will invest in money market instruments that meet the quality requirements described below except that short-term municipal obligations of New York State issuers may be rated MIG-2 by Moody's or SP-2 by Standard & Poor's. Under normal circumstances, the Portfolio will purchase these securi-ties to invest temporary cash balances or to maintain liquidity to meet with-drawals. However, the Portfolio may also invest in money market instruments as a temporary defensive measure taken during, or in anticipation of, adverse market conditions.

QUALITY INFORMATION. The Portfolio will not purchase any municipal obligation unless it is rated at least A, MIG-1 or Prime-1 by Moody's or A, SP-1 or A1 by Standard & Poor's (except for short-term obligations of New York State issuers as described above) or it is unrated and in Morgan's opinion it is of compara-ble quality. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may con-tinue to hold the investment.

In certain circumstances, the Portfolio may also invest up to 20% of the value of its total assets in taxable securities. In addition, the Portfolio may pur-chase municipal obligations together with puts, municipal obligations on a when-issued or delayed delivery basis, enter into repurchase and reverse re-purchase agreements, purchase synthetic variable rate instruments, loan its portfolio securities and purchase certain privately placed securities. For a discussion of these transactions, see Additional Investment Information and Risk Factors.

ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase secu-rities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluc-tuation during this period and for fixed income investments no interest ac-crues to the Portfolio until settlement. At the time of settlement a when-is-sued security may be valued at less than its purchase price. The Portfolio maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Port-folio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement trans-actions with brokers, dealers or banks that meet the credit guidelines estab-lished by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with re-spect to the seller, the Portfolio's realization upon the disposition of col-lateral may be delayed or limited. Investments in certain repurchase agree-ments and certain other investments which may be considered illiquid are lim-ited. See Illiquid Investments; Privately Placed and other Unregistered Secu-rities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. The Portfolio may lend its securi-ties if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any in-come accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will con-sider all facts and circumstances, including the creditworthiness of the bor-rowing financial institution, and the Portfolio will not make any loans in ex-cess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Portfolio, the Advisor or the Distributor, unless otherwise permitted by applicable law.

REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into re-verse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agree-ment. For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), it is considered a form of borrowing by the Portfolio and, there-fore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. For more information, see Investment Objectives and Policies in the Statement of Additional Information.

TAXABLE INVESTMENTS. The Portfolio attempts to invest its assets in tax exempt municipal securities; however, the Portfolio is permitted to invest up to 20% of the value of its total assets in securities, the interest income on which may be subject to federal, state or local income taxes. The Portfolio may make taxable investments pending investment of proceeds from sales of its interests or portfolio securities, pending settlement of purchases of portfolio securi-ties, to maintain liquidity or when it is advisable in Morgan's opinion be-cause of adverse market conditions. The Portfolio will invest in taxable secu-rities only if there are no tax exempt securities available for purchase or if the expected return from an investment in taxable securities exceeds the ex-pected return on available tax exempt securities. In abnormal market condi-tions, if, in the judgment of Morgan, tax exempt securities satisfying the Portfolio's investment objective may not be purchased, the Portfolio may, for defensive purposes only, temporarily invest more than 20% of its net assets in debt securities the interest on which is subject to federal, state or local income taxes. The taxable investments permitted for the Portfolio include ob-ligations of the U.S. Government and its agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements and other debt securities which meet the Portfolio's quality requirements. See Taxes.

PUTS. The Portfolio may purchase without limit municipal bonds or notes to-gether with the right to resell them at an agreed price or yield within a specified period prior to maturity. This right to resell is known as a put.
The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid. Consistent with the investment objective of the Portfolio and subject to the supervision of the Trustees, the purpose of this practice is to permit the Portfolio to be fully invested in tax exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large withdraw-als, to purchase at a later date securities other than those subject to the put and to facilitate Morgan's ability to manage the Portfolio actively. The prin-cipal risk of puts is that the put writer may default on its obligation to re-purchase. Morgan will monitor each writer's ability to meet its obligations un-der puts.

The amortized cost method is used by the Portfolio to value all municipal secu-rities with maturities of less than 60 days; when these securities are subject to puts separate from the underlying securities, no value is assigned to the puts. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires. See the Statement of Additional Information for the valuation procedure if the Portfolio were to invest in mu-nicipal securities with maturities of 60 days or more that are subject to sepa-rate puts.

SYNTHETIC VARIABLE RATE INSTRUMENTS. The Portfolio may invest in certain syn-thetic variable rate instruments. Such instruments generally involve the de-posit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. Morgan will review the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer avail-able, the risk to the Portfolio will be that of holding the long-term bond.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1993 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An il-liquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securi-ties or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

The Portfolio may also purchase Rule 144A securities sold to institutional in-vestors without registration under the 1933 Act. These securities may be deter-mined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementa-tion of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolio is permitted to enter into the futures and options transactions described in the Appendix to this Prospectus for hedging purposes.

INVESTMENT RESTRICTIONS

As a diversified investment company, 75% of the assets of the Portfolio are subject to the following fundamental limitations: (a) the Portfolio may not in-vest more than 5% of its total assets in the securities of any one issuer, ex-cept U.S. government securities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

The investment objective of the Fund and the Portfolio, together with the in-vestment restrictions described below and in the Statement of Additional Infor-mation, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund and the Portfolio.

The Fund has the same investment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as the Port-folio). References below to the Portfolio's investment restrictions also in-clude the Fund's investment restrictions.

The Portfolio may not (i) borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Port-folio's total assets, taken at cost at the time of borrowing, or purchase secu-rities while borrowings exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowings in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing; or (ii) acquire industrial revenue bonds if as a result more than 5% of the Portfolio's total assets would be invested in industrial revenue bonds where payment of principal and interest is the responsibility of companies with fewer than three years of operating history.

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Restric-tions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND PORTFOLIO

TRUSTEES. Pursuant to the Declarations of Trust for the Trust and for the Port-folio, the Trustees decide upon matters of general policy and review the ac-tions of the Advisor and other service providers. The Trustees of the Trust and of the Portfolio are identified below.

Frederick S. Addy................... Former Executive Vice President and Chief
                                     Financial Officer, Amoco Corporation
William G. Burns.................... Former Vice Chairman of the Board and Chief
                                     Financial Officer, NYNEX Corporation
Arthur C. Eschenlauer............... Former Senior Vice President, Morgan
                                     Guaranty Trust Company of New York
Matthew Healey...................... Chairman and Chief Executive Officer;
                                     Chairman, Pierpont Group, Inc.
Michael P. Mallardi................. Senior Vice President, Capital Cities/ABC,
                                     Inc., President, Broadcast Group

A majority of the disinterested Trustees have adopted written procedures rea-sonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, the Portfolio and The Pierpont Funds, up to and including creating a separate board of trustees. See Trustees and Officers in the Statement of Additional Information for more information about the Trustees and Officers of the Fund and the Portfolio.

The Portfolio and the Trust have each entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's and the Trust's affairs. The fees to be paid under the agreements approximate the reasonable cost of Pier-pont Group, Inc. in providing these services. Pierpont Group, Inc. was orga-nized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services at cost to those funds. See Trust-ees and Officers in the Statement of Additional Information. The principal of-fices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

ADVISOR. The Fund has not retained the services of an investment adviser be-cause the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated, ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidi-aries, offers a wide range of services to governmental, institutional, corpo-rate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of over $165 bil-lion (of which the Advisor advises over $26 billion). Morgan provides invest-ment advice and portfolio management services to the Portfolio. Subject to the supervision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. See Investment Advisor in the Statement of Additional Information.

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For fixed income portfolios, this process focuses on the systematic analysis of real interest rates, sector diversification and quanti-tative and credit analysis. Morgan has managed portfolios of domestic fixed income securities on behalf of its clients for over fifty years. The portfolio managers making investments in domestic fixed income securities work in con-junction with fixed income, credit, capital market and economic research ana-lysts, as well as traders and administrative officers.

The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio and its predecessor entity (the inception date of each person's responsibility for the Portfolio (or its predecessor) and his or her business experience for the past five years is indicated parenthetically): Elbridge T. Gerry, III, Vice President (since January, 1992, employed by Morgan since prior to 1991) and Elizabeth A. Augustin, Vice President (since January, 1992, employed by Morgan since prior to 1991).

As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 0.30% of the Portfolio's average daily net assets.

Under separate agreements, Morgan also provides financial, fund accounting and administrative services to the Fund and the Portfolio and shareholder services to shareholders of the Fund. See Administrative Services Agent and Shareholder Servicing below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

ADMINISTRATOR AND DISTRIBUTOR. Under Administration Agreements with the Trust and the Portfolio, Signature Broker-Dealer Services, Inc. ("SBDS") serves as the Administrator for the Trust and the Portfolio. In this capacity, SBDS ad-ministers and manages all aspects of the Fund's and the Portfolio's day-to-day operations subject to the supervision of the Trustees, except as set forth un-der Advisor, Administrative Services Agent, Custodian and Shareholder Servic-ing. In connection with its responsibilities as Administrator, SBDS (i) fur-nishes ordinary clerical and related services for day-to-day operations in-cluding certain recordkeeping responsibilities; (ii) takes responsibility for compliance with all applicable federal and state securities and other regula-tory requirements; (iii) is responsible for the registration of sufficient Fund shares under federal and state securities laws; (iv) takes responsibility for monitoring the Fund's status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"); and (v) performs such administrative and managerial oversight of the activities of the Trust's and the Portfolio's custodian and transfer agent as the Trustees may direct from time to time.


Under the Trust's and the Portfolio's Administration Agreements with SBDS, each of the Fund and the Portfolio has agreed to pay SBDS a fee equal to its proportionate share of an annual complex-wide charge. This charge is calcu-lated daily based on the aggregate net assets of the Portfolio and the other portfolios (collectively the "Master Portfolios") in which series of the Trust, The Pierpont Funds or The JPM Advisor Funds invest. This charge is cal-culated in accordance with the following annual schedule: 0.03% on the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.01% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Fund or the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The Pierpont Funds, The JPM Advisor Funds and the Master Portfolios.

SBDS, a registered broker-dealer, also serves as the Distributor of shares of the Fund and exclusive placement agent for the Portfolio. SBDS is a wholly owned subsidiary of Signature. Signature and its affiliates currently provide administration and distribution services for a number of registered investment companies through offices located in Boston, New York, London, Toronto and George Town, Grand Cayman.

ADMINISTRATIVE SERVICES AGENT. Under Administrative Services Agreements with the Trust and the Portfolio, Morgan is responsible for certain financial, fund accounting and administrative services provided to the Fund and the Portfolio, including services related to Portfolio and Fund tax returns, Portfolio and Fund financial reports, computing Fund dividends and net asset value per share and keeping the Fund's books of account. Under these agreements, each of the Fund and the Portfolio has agreed to pay Morgan a fee equal to its proportion-ate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.03% of the Master Portfo-lios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Fund or the Portfolio is determined by the pro-portionate share that its net assets bear to the total net assets of the Trust, The Pierpont Funds, The JPM Advisor Funds, the Master Portfolios and other in-vestors in the Master Portfolios for which Morgan provides similar services.


CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, serves as the Fund's and the Portfolio's Custodian and Transfer and Dividend Disbursing Agent.

EXPENSES. In addition to the fees payable to Morgan, SBDS and Pierpont Group, Inc. under the various agreements discussed under Trustees, Advisor, Adminis-trator and Distributor and Administrative Services Agent above and Shareholder Servicing below, the Fund and the Portfolio are responsible for usual and cus-tomary expenses associated with their respective operations. Such expenses in-clude organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Port-folio. For the Fund, such expenses also include transfer, registrar and divi-dend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and registration fees under state securities laws. For the Portfolio, such expenses also include custodian fees and brokerage expenses.

Morgan has agreed that it will reimburse the Fund through at least December 31, 1996 to the extent necessary to maintain the Fund's total operating expenses (which includes expenses of the Fund and the Portfolio) at the annual rate of 0.50% of the Fund's average daily net assets. This limit on certain expenses does not cover extraordinary increases in these expenses during the period and no longer applies in the event of a precipitous decline in assets due to un-foreseen circumstances. There is no assurance that Morgan will continue this waiver beyond the specified period, except as required by the following sen-tence. Morgan has agreed to waive fees as necessary if in any fiscal year the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual limits are currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million for any fiscal year.

SHAREHOLDER SERVICING

The Fund has entered into a Shareholder Servicing Agreement with Morgan pursu-ant to which Morgan acts as shareholder servicing agent for its customers and other Fund investors who are customers of an eligible institution which is a customer of Morgan (an "Eligible Institution"). The Fund has agreed to pay Mor-gan for these services at an annual rate (expressed as a percentage of the av-erage daily net asset values of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent) of 0.075% of the Fund's average daily net assets. Under the terms of the Shareholder Servicing Agree-ment with the Fund, Morgan may delegate one or more of its responsibilities to other entities at Morgan's expense.

Shareholders should address all inquiries to J.P. Morgan Funds Services, Morgan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) 766-7722.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any in-structions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Fund's Dis-tributor. Investors must be customers of Morgan or an Eligible Institution. In-vestors may also be employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becom-ing a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Fund reserves the right to determine the purchase orders that it will accept.

The Fund requires a minimum initial investment of $5 million and a minimum sub-sequent investment of $25,000. These minimum investment requirements may be waived for investors for whom the Advisor is a fiduciary or who maintain re-lated accounts with The JPM Institutional Funds or the Advisor, when such ac-counts, together with investments in the Funds, total $5 million or more.

For investors such as investment advisors, trust companies and financial advi-sors who make investments for a group of clients, the minimum investment in the Fund is (i) $5 million if the account is opened for one client or (ii) $10 mil-lion for an aggregated purchase order for more than one client. An employer-sponsored retirement plan opening an account in the Fund will be required to attain the $10 million minimum balance within thirteen months of opening the account.

PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assis-tance of an Eligible Institution that may establish its own terms, conditions and charges.

To purchase shares in the Fund, investors should request their Morgan represen-tative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor. Any shareholder may also call J.P. Morgan Funds Services at (800) 766-7722 for assistance in placing an order for Fund shares. If the Fund receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day. If the Fund receives a pur-chase order after 4:00 P.M. New York time, the purchase is effective and is made at net asset value determined on the next business day. All purchase or-ders for Fund shares must be accompanied by instructions to Morgan (or an Eli-gible Institution) to transfer immediately available funds to the Fund's Dis-tributor on settlement date. The settlement date is generally the business day after the purchase is effective. The purchaser will begin to receive the daily dividends on the settlement date. See Dividends and Distributions.

ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may in-clude establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub- accounting, answering client inquiries regarding the Trust, assisting cli-ents in changing dividend options, account designations and addresses, provid-ing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy state-ments, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabu-lating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution. Eligible Institutions may separately establish their own terms, conditions and charges for providing the aforementioned services and for providing other services.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem shares in the Fund, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemp-tion request to the Fund or may telephone J.P. Morgan Funds Services directly at (800) 766-7722 and give the Shareholder Service Representative a preas-signed shareholder Personal Identification Number and the amount of the re-demption. The Fund executes effective redemption requests at the next deter-mined net asset value per share. See Net Asset Value. See Additional Informa-tion below for an explanation of the telephone redemption policy of The JPM Institutional Funds.

A redemption request received by the Fund prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are deposited on settlement date in immediately available funds to the sharehold-er's account at Morgan or at his Eligible Institution or, in the case of cer-tain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions. The redeemer will continue to receive divi-dends on these shares through the day before the settlement date. Settlement date is generally the next business day after a redemption is effective and, subject to Further Redemption Information below, in any event is within seven days. See Dividends and Distributions.

MANDATORY REDEMPTION BY THE FUND. If the value of a shareholder's holdings in the Fund falls below the applicable minimum initial investment amount for more than 30 days because of a redemption of shares, the shareholder's remaining shares may be redeemed by the Fund 60 days after written notice to the share-holder unless the account is increased to the Fund's minimum investment amount or more.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the sharehold-er's taxpayer identification number and address. As discussed under Taxes be-low, the Fund may be required to impose "back-up" withholding of federal in-come tax on dividends, distributions and redemption proceeds when non-corporate investors have not provided a certified taxpayer identification num-ber. In addition, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES

An investor may exchange shares from the Fund into any JPM Institutional Fund or Pierpont Fund without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least each of those fund's minimum investment amounts. See Method of Purchase in the prospectuses for the other JPM Institu-tional Funds and The Pierpont Funds for the minimum investment amount for each of those funds. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for the other JPM Institutional Funds and The Pierpont Funds. See also Additional Information below for an ex-planation of the telephone exchange policy of The JPM Institutional Funds.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securi-ties laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income. The net investment income of the Fund is declared as a dividend daily immedi-ately prior to the determination of the net asset value of the Fund on that day and paid monthly. If an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. The net investment income of the Fund for dividend purposes consists of its pro rata share of the net income of the Portfolio less the Fund's expenses. Expenses of the Fund and the Portfolio, including the fees payable to Morgan, are accrued daily. Shares will accrue dividends as long as they are issued and outstanding. Shares are issued and outstanding as of the settlement date of a purchase order to the settlement date of a redemption order.

Substantially all the realized net capital gains, if any, of the Fund are de-clared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the re-mainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to Morgan, are accrued daily. See Net As-set Value in the Statement of Additional Information for information on valua-tion of portfolio securities for the Portfolio.

The Fund computes its net asset value once daily at 4:00 P.M. New York time on Monday through Friday, except that the net asset value is not computed for the Fund on a day in which no orders to purchase or redeem Fund shares have been received or on the holidays listed under Net Asset Value in the Statement of Additional Information.

ORGANIZATION

The Trust was organized on November 4, 1992 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachusetts business trust". The Declaration of Trust permits the Trustees to issue an un-limited number of full and fractional shares ($0.001 par value) of one or more series. To date, sixteen series of shares have been authorized and are avail-able for sale to the public. Only shares of the Fund are offered through this Prospectus. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.

The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of the Fund shall be held to any personal liabili-ty, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund, but that the Trust property only shall be liable.

Shareholders of the Fund are entitled to one vote for each share and to the ap-propriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and non- assessable by the Fund. The Trust does not intend to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for ac-tion by shareholder vote as may be required by either the 1940 Act or the Dec-laration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten per-cent of Trust shares and will assist shareholders in communicating with each other as prescribed in Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see Description of Shares in the Statement of Additional Information.

The Portfolio in which all of the assets of the Fund are invested is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and com-mon and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. According-ly, the Trustees of the Trust believe that neither the Fund nor its sharehold-ers will be adversely affected by reason of the Fund's investing in the Portfo-lio.

TAXES

The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are sub-ject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Fund.

The Trust intends to qualify the Fund as a separate regulated investment com-pany under Subchapter M of the Code. As a regulated investment company, the Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time lim-its. The Portfolio intends to qualify as an association treated as a partner-ship for federal income tax purposes. As such, the Portfolio should not be sub-ject to tax. The Fund's status as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partner-ship for federal income tax purposes.

If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

The Fund intends to qualify to pay exempt-interest dividends to its sharehold-ers by having, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of tax exempt securities. An exempt-interest dividend is that part of dividend distributions made by the Fund which consists of interest received by the Fund on tax exempt securities. Exempt-in-terest dividends received from the Fund will be treated for federal income tax purposes as tax exempt interest income. In view of the Fund's investment poli-cies, it is expected that a substantial portion of the Fund's dividends will be exempt-interest dividends, although the Fund may from time to time realize and distribute net short-term capital gains and may invest limited amounts in tax-able securities under certain circumstances. See Taxable Investments.

Interest on certain tax exempt municipal obligations issued after August 7, 1986 is a preference item for purposes of the alternative minimum tax applica-ble to individuals and corporations. Under tax regulations to be issued, the portion of an exempt-interest dividend of a regulated investment company that is allocable to these obligations will be treated as a preference item for purposes of the alternative minimum tax. The Fund has lim-ited its investments to those securities the interest on which will not be treated as preference items for purposes of the alternative minimum tax in the opinion of bond counsel for the issuer. The Fund currently has no intention of investing in obligations subject to the alternative minimum tax under normal market conditions.

Corporations should, however, be aware that interest on all municipal securi-ties will be included in calculating (i) adjusted current earnings for purposes of the alternative minimum tax applicable to them, (ii) the additional tax im-posed on certain corporations by the Superfund Revenue Act of 1986, and (iii) the foreign branch profits tax imposed on effectively connected earnings and profits of United States branches of foreign corporations. Furthermore, special tax provisions may apply to certain financial institutions and property and ca-sualty insurance companies, and they should consult their tax advisors before purchasing shares of the Fund.

Interest on indebtedness incurred or continued by a shareholder (whether a cor-poration or an individual) to purchase or carry shares of the Fund is not de-ductible. The Treasury has been given authority to issue regulations which would disallow the interest deduction if incurred to purchase or carry shares of the Fund owned by the taxpayer's spouse, minor child or entity controlled by the taxpayer. Entities or persons who are "substantial users" (or related per-sons) of facilities financed by tax exempt bonds should consult their tax advi-sors before purchasing shares of the Fund.

Distributions of taxable net investment income and realized net short-term cap-ital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are taken in cash or reinvested in additional shares. Distributions of this type to corporate shareholders of the Fund are not eligible for the dividends-received deduction.

Distributions of net long-term capital gains in excess of net short-term capi-tal losses are taxable to shareholders of the Fund as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the divi-dends-received deduction.

Any distribution of capital gains will have the effect of reducing the net as-set value of Fund shares held by a shareholder by the same amount as the dis-tribution. If the net asset value of the shares is reduced below a sharehold-er's cost as a result of such a distribution, the distribution, although con-stituting a return of capital to the shareholder, will be taxable as described above.

Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term cap-ital gain or loss if the shares have been held for more than one year, and oth-erwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, any loss realized by a shareholder upon the re-demption or exchange of shares in the Fund held six months or less will be dis-allowed to the extent of any exempt-interest dividends received by the share-holder with respect to these shares. See Taxes in the Statement of Additional Information.

ADDITIONAL INFORMATION

The Fund sends to its shareholders annual and semi-annual reports. The finan-cial statements appearing in annual reports are audited by independent accoun-tants. Shareholders also will be sent confirmations of each purchase and re-demption and monthly statements, reflecting all other account activity, includ-ing dividends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automati-cally by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his Eligible Institution or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Fund will employ reasonable procedures, including re-quiring investors to give their Personal Identification Number and tape re-cording of telephone instructions, to confirm that instructions communicated from investors by telephone are genuine; if it does not, the Fund, the Share-holder Servicing Agent or a shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indexes, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, the Lehman Brothers Quality Intermediate Municipal Bond Index and other industry publications. The Fund may advertise "yield" and "tax equiva-lent yield". Yield refers to the net income generated by an investment in the Fund over a stated 30-day period. This income is then annualized-i.e., the amount of income generated by the investment during the 30-day period is as-sumed to be generated each 30-day period for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also as-sumed to be reinvested at the end of the sixth 30-day period. The tax equiva-lent yield is calculated similarly to the yield for the Fund, except that the yield is increased using a stated income tax rate to demonstrate the taxable yield necessary to produce an after-tax equivalent to the Fund.

The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of op-erations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all re-curring fees. These methods of calculating yield and total return are required by regulations of the Securities and Exchange Commission. Yield and total re-turn data similarly calculated, unless otherwise indicated, over other speci-fied periods of time may also be used. See Performance Data in the Statement of Additional Information. All performance figures are based on historical earnings and are not intended to indicate future performance. Performance in-formation may be obtained by calling the Fund's Distributor at (800) 847-9487.

APPENDIX

The Portfolio is permitted to enter into the futures and options transactions described below.

The Portfolio may (a) purchase and sell exchange traded and over-the-counter
(OTC) put and call options on fixed income securities and indexes of fixed in-come securities, (b) purchase and sell futures contracts on fixed income secu-rities and indexes of fixed income securities and (c) purchase put and call op-tions on futures contracts on fixed income securities and indexes of fixed in-come securities.

The Portfolio may use futures contracts and options for hedging purposes. The Portfolio may not use futures contracts and options for speculation.

The Portfolio may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, in-cluding buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and re-turn characteristics of the Portfolio's overall strategy in a manner deemed ap-propriate to the Advisor and consistent with the Portfolio's objective and pol-icies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securi-ties, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's possibilities to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly corre-lated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premiums, in con-nection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

The Portfolio may purchase put and call options on securities, indexes of secu-rities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Port-folio's total assets.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio ob-tains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by al-lowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liq-uid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a secu-rity, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the in-strument underlying the option does not fall enough to offset the cost of pur-chasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price in-creases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its po-sition in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the pre-mium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium re-ceived for writing the option should offset a portion of the decline.

Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the op-tion. The characteristics of writing call options are similar to those of writ-ing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

OPTIONS ON INDEXES. The Portfolio may purchase and sell (write) put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indexes are similar to options on securities, ex-cept that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securi-ties or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing or selling index options, is sub-ject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a speci-fied quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the under-lying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

When the Portfolio purchases a futures contract, the value of the futures con-tract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the under-lying instrument, much as if it had purchased the underlying instrument direct-ly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to off-set both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant
(FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

The Portfolio will segregate liquid, high quality assets in connection with its use of options and futures contracts to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see Investment Objectives and Policies in the Statement of Additional Information.

                                        ---------------------------------------




No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trust or the Distributor to make such offer in such jurisdiction.


  The JPM Institutional Tax Exempt Bond Fund


  PROSPECTUS

  December 29, 1995

PROSPECTUS

THE JPM INSTITUTIONAL INTERNATIONAL BOND FUND
6 St. James Avenue
Boston, Massachusetts 02116
For information call (800) 766-7722

The JPM Institutional International Bond Fund (the "Fund") seeks to provide a high total return, consistent with moderate risk of capital, from a portfolio of international fixed income securities. It is designed for investors who seek exposure to the international bond markets in their investment portfolios.

The Fund is a non-diversified no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is a series of The JPM Insti-tutional Funds, an open-end management investment company organized as a Massa-chusetts business trust (the "Trust").

UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE NON-U.S. FIXED INCOME PORTFOLIO (THE "PORTFOLIO"), A CORRESPONDING NON-DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH SIGNATURE FINANCIAL GROUP, INC.'S HUB AND SPOKE(R) FINANCIAL SERVICES METHOD. THE HUB AND SPOKE(R) INVESTMENT FUND STRUCTURE EMPLOYS A TWO-TIER MASTER-FEEDER STRUCTURE AND IS A REGISTERED SERVICE MARK OF SIGNATURE FINANCIAL GROUP, INC. SEE SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R) ON PAGE 3.

The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and it should be retained for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated December 29, 1995 (as supplemented from time to time). This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor, Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116, Attention: The JPM Institutional Funds, or by calling (800) 847-9487.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE DATE OF THIS PROSPECTUS IS DECEMBER 29, 1995.

TABLE OF CONTENTS

                                                                            PAGE
Investors for Whom the Fund Is Designed....................................   1
Financial Highlights.......................................................   3
Special Information Concerning Hub and Spoke (R)...........................   3
Investment Objective and Policies..........................................   4
Additional Investment Information and Risk Factors.........................   6
Investment Restrictions....................................................  10
Management of the Trust and the Portfolio..................................  11
Shareholder Servicing......................................................  13

                                                                            PAGE
Purchase of Shares.........................................................  13
Redemption of Shares.......................................................  14
Exchange of Shares.........................................................  15
Dividends and Distributions................................................  15
Net Asset Value............................................................  16
Organization...............................................................  16
Taxes......................................................................  17
Additional Information.....................................................  18
Appendix................................................................... A-1

THE JPM INSTITUTIONAL INTERNATIONAL BOND FUND

INVESTORS FOR WHOM THE FUND IS DESIGNED

The Fund is designed for investors who seek to broaden their investments by adding exposure to international bonds. The Fund seeks to achieve its investment objective by investing all of its investable assets in The Non-U.S. Fixed Income Portfolio, a non-diversified open-end management investment company having the same investment objective as the Fund. Since the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio. The net asset value of shares in the Fund fluctuates with changes in the value of the investments in the Portfolio.

The Portfolio may make various types of investments in seeking its objective. Among the permissible investments and investment techniques for the Portfolio are futures contracts, options and forward contracts on foreign currencies. The potential risks of investing in these derivative instruments are discussed in Additional Investment Information and Risk Factors and the Appendix. The Portfolio may also purchase certain privately placed securities. The Portfolio's investments in securities of foreign issuers, including issuers in emerging markets, involve foreign investment risks and may be more volatile and less liquid than domestic securities. For further information about these investments, see Investment Objective and Policies below.

The Fund requires a minimum initial investment of $1 million. Certain omnibus accounts require a minimum initial investment of $2 million. The minimum subsequent investment is $25,000. See Purchase of Shares. If a shareholder reduces his or her investment in the Fund to less than the applicable minimum initial investment amount for more than 30 days, the investment will be subject to mandatory redemption. See Redemption of Shares--Mandatory Redemption by the Fund.

This Prospectus describes the investment objective and policies, management and operation of the Fund to enable investors to decide if the Fund suits their needs. The Fund operates through Signature Financial Group, Inc.'s ("Signature") Hub and Spoke(R) financial services method. The Trustees believe that the Fund may achieve economies of scale over time by investing through the Hub and Spoke(R) structure.

The following table illustrates that investors in the Fund incur no shareholder transaction expenses; their investment in the Fund is subject only to the operating expenses set forth below for the Fund and the Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings Management of the Trust and the Portfolio and Shareholder Servicing.

SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases............................................ None
Sales Load Imposed on Reinvested Dividends................................. None
Deferred Sales Load........................................................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

EXPENSE TABLE

ANNUAL OPERATING EXPENSES*

Advisory Fees............................................................. 0.35%
Rule 12b-1 Fees........................................................... None
Other Expenses (after expense reimbursement).............................. 0.30%
                                                                           ----
Total Operating Expenses (after expense reimbursement).................... 0.65%

*Fees and expenses are expressed as a percentage of the Fund's estimated aver-age daily net assets for its current fiscal year, after applicable expense re-imbursements. If the above expense table reflected these expenses without reim-bursements, Total Operating Expenses would be equal on an annual basis to 2.33% of the average daily net assets of the Fund. For actual historical expense in-formation, see Financial Highlights. See also Management of the Trust and the Portfolio.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 Year...................................................................... $ 7
3 Years..................................................................... $21
5 Years..................................................................... $36
10 Years.................................................................... $81

The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan under the Administrative Services and the Shareholder Servicing Agreements, or-ganizational expenses, the fees paid to Pierpont Group, Inc. under the Fund Services Agreements, the fees paid to SBDS under the Administration Agreements, the fees paid to State Street Bank and Trust Company as custodian and transfer agent, and other usual and customary expenses of the Fund and the Portfolio. For a more detailed description of contractual fee arrangements, including ex-pense reimbursements, see Management of the Trust and the Portfolio and Share-holder Servicing. In connection with the above example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The following selected data for a share outstanding for the indicated period have been audited by independent accountants. The Fund's annual report, which is incorporated by reference into the Statement of Additional Information, in-cludes a discussion of those factors, strategies and techniques that materially affected its performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.

                                                               For the period
                                                              December 1, 1994
                                                               (commencement
                                                               of operations)
                                                                  through
                                                             September 30, 1995
                                                             ------------------
Net Asset Value, Beginning of Period........................       $10.00
                                                                   ------
Income from Investment Operations:
  Net Investment Income.....................................         0.49
  Net Realized and Unrealized Gain on Investment and Foreign
   Currency Allocated.......................................         0.78
                                                                   ------
Total from Investment Operations............................         1.27
                                                                   ------
Less Distributions to Shareholders from
  Net Investment Income.....................................        (0.15)
                                                                   ------
Net Asset Value, End of Period..............................       $11.12
                                                                   ======
Total Return................................................        12.83%(a)
Ratios and Supplemental Data:
  Net Assets at end of Period (in thousands)................       $4,233
  Ratio to Average Net Assets:
    Expenses................................................         0.60%(b)
    Net Investment Income...................................         5.82%(b)
    Decrease reflected in expense ratio due to expense
     reimbursement..........................................         2.30%(b)

-------
(a)Not annualized.
(b)Annualized.

SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R)

The Trust and the Portfolio use certain proprietary rights, know-how and finan-cial services referred to as Hub and Spoke(R). Hub and Spoke(R) is a registered service mark of Signature. Signature Broker-Dealer Services, Inc. (the Trust's and Portfolio's Administrator and the Trust's Distributor) is a wholly owned subsidiary of Signature.

Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. The investment objective of the Fund or Port-folio may be changed only with the approval of the holders of the outstanding shares of the Fund and the Portfolio. The use of Hub and Spoke(R) has been ap-proved by the shareholders of the Fund. The Hub and Spoke(R) investment fund structure has been developed relatively recently, so shareholders should care-fully consider this investment approach.

In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by invest-ors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from the Administrator at (800) 847-9487.

The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same invest-ment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restric-tions, or a failure by the Fund's shareholders to approve a change in the Port-folio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distri-bution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the ac-tions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Addition-ally, because the Portfolio would become smaller, it may become less diversi-fied, resulting in potentially increased portfolio risk (however, these possi-bilities also exist for traditionally structured funds which have large or in-stitutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the op-eration of the Portfolio upon the withdrawal of another investor in the Portfo-
lio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting in-structions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about the Portfolio's investment objective, policies and restrictions, see Investment Objective and Policies, Additional Investment In-formation and Risk Factors and Investment Restrictions. For more information about the Portfolio's management and expenses, see Management of the Trust and the Portfolio. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see Investment Restric-tions.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, together with the policies they employ in their efforts to achieve this objective. Additional information about the investment policies of the Fund and the Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.

The Fund's investment objective is to provide a high total return, consistent with moderate risk of capital, from a portfolio of international fixed income securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund attempts to achieve its objective by invest-ing all of its investable assets in The Non-U.S. Fixed

Income Portfolio, a non-diversified open-end management investment company hav-ing the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing in the types of fixed income securities described below. The expected total return of a portfolio of fixed income securities may not be as high as that of a portfolio of equity securities.

The Fund is designed for investors who seek exposure to the international bond markets in their investment portfolios.

Morgan actively manages the Portfolio's allocation across countries, its dura-tion and the selection of specific securities within countries. Based on funda-mental economic and capital markets research, quantitative valuation techniques and experienced judgment, Morgan allocates the Portfolio's assets primarily among the developed countries of the world outside the United States. Morgan adjusts the Portfolio's duration in light of market conditions and the Advi-sor's interest rate outlook for the countries in which it invests. The Advisor selects securities among the broad sectors of the fixed income market includ-ing, but not limited to, debt obligations of governments and their agencies, supranational organizations, corporations and banks, taking into consideration such factors as their relative value, the likelihood of a change in credit rat-ing, and the liquidity of the issue. Under normal circumstances, the Advisor intends to keep the Portfolio essentially fully invested with at least 65% of the Portfolio's assets invested in bonds of foreign issuers. These investments will be made in at least three foreign countries. For further information on international investments, see Additional Information and Risk Factors.

Duration is a measure of the weighted average maturity of the bonds held in the Portfolio and can be used as a measure of the sensitivity of the Portfolio's market value to changes in interest rates. Typically, the Portfolio's duration will range between one year shorter and one year longer than the duration of the non-U.S. fixed income universe, as represented by Salomon Brothers Non-U.S. World Government Bond Index (currency hedged), the Portfolio's benchmark. Cur-rently the benchmark's duration is approximately five years. The maturities of the individual bonds in the Portfolio may vary widely, however.

The Portfolio may invest in securities denominated in foreign currencies, the U.S. dollar or multinational currency units such as the ECU. The Advisor will generally attempt to hedge the Portfolio's foreign currency exposure into the U.S. dollar. However, the Advisor may from time to time decide to keep foreign currency positions unhedged or engage in foreign currency transactions if, based on fundamental research, technical factors and the judgment of experi-enced currency managers, it believes the foreign currency exposure will benefit the Portfolio. For further information on foreign currency exchange transac-tions, see Additional Investment Information and Risk Factors.

The Portfolio intends to manage its portfolio actively in pursuit of its in-vestment objective. Portfolio transactions are undertaken principally to accom-plish the Portfolio's objective in relation to expected movements in the gen-eral level of interest rates in each country, but the Portfolio may also engage in short-term trading consistent with its objective. To the extent the Portfo-lio engages in short-term trading, it may realize short-term capital gains or losses and incur increased transaction costs. See Taxes below. The annual port-folio turnover rate for the Portfolio is generally not expected to exceed 300%.

CORPORATE BONDS. The Portfolio may invest in a broad range of debt obligations of foreign issuers. These include debt securities of foreign corporations; debt obligations of foreign banks and bank holding companies; and debt obligations issued or guaranteed by supranational organizations such as the World Bank, the European Investment Bank and the Asian Development Bank. To a limited extent, the Portfolio may also invest in non-U.S. dollar denominated securities of U.S. issuers.

GOVERNMENT SECURITIES. The Portfolio may invest in debt obligations issued or guaranteed by a foreign sovereign government or one of its agencies, authori-ties, instrumentalities or political subdivisions including a foreign state, province or municipality.

MONEY MARKET INSTRUMENTS. The Portfolio may invest in money market instruments of foreign or domestic issuers denominated in U.S. dollars and other curren-cies. Under normal circumstances the Portfolio will purchase these securities as a part of its management of the Portfolio's duration, to invest temporary cash balances or to maintain liquidity to meet redemptions. However, the Port-folio may also invest in money market instruments without limitation as a tem-porary defensive measure taken in the Advisor's judgment during, or in antici-pation of, adverse market conditions. For more detailed information about these money market investments, see Investment Objectives and Policies in the State-ment of Additional Information.

QUALITY INFORMATION. Under normal circumstances at least 65% of the Portfolio's total assets will consist of securities that at the time of purchase are rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's") or that are unrated and in the Advisor's opinion are of comparable quality. In the case of the remaining 35% of the Portfolio's investments, the Portfolio may purchase securities that are rated Baa or better by Moody's or BBB or better by Standard & Poor's or are unrated and in the Advisor's opinion are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. See Appendix A in the Statement of Additional Information for more detailed information on these ratings.

NON-DIVERSIFICATION. The Portfolio is registered as a non-diversified invest-ment company which means that the Portfolio is not limited by the Investment Company Act of 1940, as amended (the "1940 Act"), in the proportion of its as-sets that may be invested in the obligations of a single issuer. Thus, the Portfolio may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, may be subject to greater risk with respect to its portfolio securities. The Portfolio, however, will comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See Taxes below.

The Portfolio may also purchase securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, loan its port-folio securities, purchase certain privately placed securities and enter into forward foreign currency exchange contracts. In addition, the Portfolio may use options on securities and indexes of securities, futures contracts and options on futures contracts for hedging and risk management purposes. Forward foreign currency exchange contracts, options and futures contracts are derivative in-struments. For a discussion of these investments and investment techniques, see Additional Investment Information and Risk Factors.

ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convert-ible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securi-ties on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the pur-chase commitment. The value of these securities is subject to market fluctua-tion during this period and for fixed income investments no interest accrues to the Portfolio until settlement. At the time of settlement, a when-issued secu-rity may be valued at less than its purchase price. The Portfolio maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-is-sued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement trans-actions with brokers, dealers or banks that meet the credit guidelines estab-lished by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with re-spect to the seller, the Portfolio's realization upon the disposition of col-lateral may be delayed or limited. Investments in certain repurchase agree-ments and certain other investments which may be considered illiquid are lim-ited. See Illiquid Investments; Privately Placed and other Unregistered Secu-rities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. The Portfolio may lend its securi-ties if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any in-come accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will con-sider all facts and circumstances, including the creditworthiness of the bor-rowing financial institution, and the Portfolio will not make any loans in ex-cess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Portfolio, the Advisor or the Distributor, unless otherwise permitted by applicable law.

FOREIGN INVESTMENT INFORMATION. The Portfolio invests primarily in foreign se-curities. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domes-tic companies. Interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign invest-ments as compared to interest paid to the Portfolio by domestic companies.

Investors should realize that the value of the Portfolio's investments in for-eign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, na-tionalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depre-ciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign na-tions may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign is-suer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

In addition, while the volume of transactions effected in foreign bond markets has increased in recent years, in most cases it remains appreciably below that of domestic markets. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. issuers. Moreover, the settlement periods for foreign securities, which are often longer than those for securi-ties of U.S. issuers, may affect portfolio liquidity. In addition, there is generally less government supervision and regulation of brokers, financial in-stitutions and issuers located in foreign countries than in the United States.

Although the Portfolio invests primarily in securities of established issuers based in developed foreign countries, it may also invest in securities of is-suers in emerging markets countries. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened de-gree. These heightened risks include (i) greater risks of expropriation, con-fiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of the markets for securities of emerg-ing markets issuers and the currently low or nonexistent volume of trading, re-sulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures gov-erning private or foreign investment and private property.

Since the Portfolio's investments in foreign securities involve foreign curren-cies, the value of its assets as measured in U.S. dollars may be affected fa-vorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. See Foreign Currency Exchange Trans-actions.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio buys and sells securities and receives interest in currencies other than the U.S. dollar, the Portfolio enters into foreign currency exchange transactions. The Portfolio ei-ther enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward con-tracts to purchase or sell foreign currencies. The cost of the Portfolio's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commer-cial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without com-mission. The Portfolio will not enter into forward contracts for speculative purposes. Neither spot transactions nor forward foreign currency exchange con-tracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency exchange transactions in an at-tempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Portfolio may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, the Portfolio would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another for-eign currency. The Portfolio will only enter into forward contracts to sell a foreign currency in exchange for another foreign currency if the Advisor ex-pects the foreign currency purchased to appreciate against the U.S. dollar.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged cur- rency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the

Portfolio to assume the risk of fluctuations in the value of the currency pur-chased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely dif-ficult, and the successful execution of a hedging strategy is highly uncertain.

REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For pur-poses of the 1940 Act, it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. For more information, see Investment Objec-tives and Policies in the Statement of Additional Information.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An il-liquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securi-ties or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

The Portfolio may also purchase Rule 144A securities sold to institutional in-vestors without registration under the 1933 Act. These securities may be deter-mined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementa-tion of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolio may (a) purchase and sell (write) exchange traded and over-the-counter put and call options on fixed in-come securities or indexes of fixed income securities, (b) purchase and sell futures contracts on indexes of fixed income securities, and (c) purchase and sell (write) put and call options on futures contracts on indexes of fixed in-come securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

The Portfolio may use futures contracts and options for hedging and risk man-agement purposes. The Portfolio may not use futures contracts and options for speculation.

The Portfolio may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Advisor and consistent with the Portfolio's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incor-rectly, options and futures strategies may lower the Portfolio's return. Cer-tain strategies limit the Portfolio's possibilities to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an il-liquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

The Portfolio may purchase put and call options on securities, indexes of secu-rities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Port-folio's total assets. In addition, the Portfolio will not purchase or sell (write) futures contracts, options on futures contracts or commodity options for risk management purposes if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the net as-set value of the Portfolio. For more detailed information about these transac-tions, see the Appendix to this Prospectus and Risk Management in the Statement of Additional Information.

INVESTMENT RESTRICTIONS

The investment objective of the Fund and the Portfolio, together with the in-vestment restrictions described below and in the Statement of Additional Infor-mation, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund and the Portfolio. The Fund has the same invest-ment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same invest-ment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment re-strictions.

The Portfolio may not purchase securities or other obligations of issuers con-ducting their principal business activity in the same industry if its invest-ments in such industry would exceed 25% of the value of the Portfolio's total assets, except this limitation shall not apply to investments in U.S. Govern-ment securities. (For the purposes of this 25% limitation, the staff of the SEC considers i) all supranational organizations as a group to be a single industry and ii) each foreign government and its political subdivisions to be a single industry.) In addition, the Portfolio may not borrow money except that the Portfolio may (a) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (b) enter into reverse repurchase agreements for any purpose, provided that (a) and (b) in total do not exceed 33 1/3% of the Portfolio's total assets less liabilities (other than borrowings); and the Portfolio may not issue senior securities except as permitted by the 1940 Act or any rule, order or interpretation thereunder. See Additional Investment In-formation and Risk Factors--Loans of Portfolio Securities and Reverse Repur-chase Agreements.

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Restric-tions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND THE PORTFOLIO

TRUSTEES. Pursuant to the Declarations of Trust for the Trust and for the Portfolio, the Trustees decide upon matters of general policy and review the actions of the Advisor and other service providers. The Trustees of the Trust and of the Portfolio are identified below.

Frederick S. Addy........... Former Executive Vice President and Chief Financial
                             Officer, Amoco Corporation
William G. Burns............ Former Vice Chairman of the Board and Chief
                             Financial Officer, NYNEX Corporation
Arthur C. Eschenlauer....... Former Senior Vice President, Morgan Guaranty Trust
                             Company of New York
Matthew Healey.............. Chairman and Chief Executive Officer; Chairman,
                             Pierpont Group, Inc.
Michael P. Mallardi......... Senior Vice President, Capital Cities/ABC, Inc.,
                             President, Broadcast Group

A majority of the disinterested Trustees have adopted written procedures rea-sonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, the Portfolio and The Pierpont Funds, up to and including creating a separate board of trustees. See Trustees and Officers in the Statement of Additional Information for more information about the Trustees and Officers of the Fund and the Port-folio.

The Portfolio and the Trust have each entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's and the Trust's affairs. The fees to be paid under the agreements approximate the reasonable cost of Pier-pont Group, Inc. in providing these services. Pierpont Group, Inc. was orga-nized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services at cost to those funds. See Trust-ees and Officers in the Statement of Additional Information. The principal of-fices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

ADVISOR. The Fund has not retained the services of an investment adviser be-cause the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the serv-ices of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which con-ducts a general banking and trust business. Morgan is a wholly owned subsidi-ary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional cli-ents with combined assets under management of over $165 billion (of which the Advisor advises over $26 billion). Morgan provides investment advice and port-folio management services to the Portfolio. Subject to the supervision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day investment deci-sions, arranges for the execution of portfolio transactions and generally man-ages the Portfolio's investments. See Investment Advisor in the Statement of Additional Information.

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For fixed income portfolios, this process focuses on the systematic analysis of real interest rates, sector diversification, quantita-tive and credit analysis, and, for foreign fixed income securities, country selection. Morgan has managed portfolios of international fixed income securi-ties on behalf of its clients since 1977. The portfolio managers making in-vestments in international fixed income securities work in conjunction with fixed income, credit, capital market and economic research analysts, as well as traders and administrative officers.

The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio (the inception date of each person's responsibility for the Portfolio and his business experience for the past five years is indicated parenthetically): Robert P. Browne, Vice Pres-ident (since October, 1994, employed by Morgan since prior to 1991 as a portfo-lio manager of international fixed income investments) and Lili B.L. Dung, Vice President (since October, 1994, employed by Morgan since prior to 1991 as a portfolio manager of international fixed income investments).

As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 0.35% of the Portfolio's average daily net assets.

Under separate agreements, Morgan also provides financial, fund accounting and administrative services to the Fund and the Portfolio and shareholder services to shareholders of the Fund. See Administrative Services Agent and Shareholder Servicing below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

ADMINISTRATOR AND DISTRIBUTOR. Under Administration Agreements with the Trust and the Portfolio, SignatureBroker-Dealer Services, Inc. ("SBDS") serves as the Administrator for the Trust and the Portfolio. In this capacity SBDS adminis-ters and manages all aspects of the Fund's and the Portfolio's day-to-day oper-ations subject to the supervision of the Trustees, except as set forth under Advisor, Administrative Services Agent, Custodian and Shareholder Servicing. In connection with its responsibilities as Administrator, SBDS (i) furnishes ordi-nary clerical and related services for day-to-day operations including certain recordkeeping responsibilities; (ii) takes responsibility for compliance with all applicable federal and state securities and other regulatory requirements;
(iii) is responsible for the registration of sufficient Fund shares under fed-eral and state securities laws; (iv) takes responsibility for monitoring the Fund's status as a regulated investment company under the Code; and (v) per-forms such administrative and managerial oversight of the activities of the Trust's and the Portfolio's custodian and transfer agent as the Trustees may direct from time to time.

Under the Trust's and the Portfolio's Administration Agreements with SBDS, each of the Fund and the Portfolio has agreed to pay SBDS a fee equal to its propor-tionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolio and the other portfolios (collectively the "Master Portfolios") in which series of the Trust, The Pier-pont Funds or The JPM Advisor Funds invest. This charge is calculated in accor-dance with the following annual schedule: 0.03% on the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.01% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Fund or the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The Pierpont Funds, The JPM Advisor Funds and the Master Portfolios.

SBDS, a registered broker-dealer, also serves as the Distributor of shares of the Fund and exclusive placement agent for the Portfolio. SBDS is a wholly owned subsidiary of Signature. Signature and its affiliates currently provide administration and distribution services for a number of registered investment companies through offices located in Boston, New York, London, Toronto and George Town, Grand Cayman.

ADMINISTRATIVE SERVICES AGENT. Under Administrative Services Agreements with the Trust and the Portfolio, Morgan is responsible for certain financial, fund accounting and administrative services provided to the Fund and the Portfolio, including services related to Portfolio and Fund tax returns, Portfolio and Fund financial reports, computing Fund dividends and net asset value per share and keeping the Fund's books of account. Under these agreements, each of the Fund and the Portfolio has agreed to pay Morgan a fee equal to its proportion-ate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' ag-gregate average daily net assets, and 0.03% of the Master Portfolios' aggre-gate average daily net assets in excess of $7 billion. The portion of this charge payable by the Fund or the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The Pier-pont Funds, The JPM Advisor Funds, the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, serves as the Fund's and the Portfolio's Custodian and Transfer and Dividend Disbursing Agent.

EXPENSES. In addition to the fees payable to Morgan, SBDS and Pierpont Group, Inc. under the various agreements discussed under Trustees, Advisor, Adminis-trator and Distributor and Administrative Services Agent above and Shareholder Servicing below, the Fund and the Portfolio are responsible for usual and cus-tomary expenses associated with their respective operations. Such expenses in-clude organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, no-tices and proxy statements to Fund shareholders, and registration fees under state securities laws. For the Portfolio, such expenses also include registra-tion fees under foreign securities laws, custodian fees and brokerage ex-penses.

Morgan has agreed that it will reimburse the Fund through at least January 31, 1997 to the extent necessary to maintain the Fund's total operating expenses (which includes expenses of the Fund and the Portfolio) at the annual rate of 0.65% of the Fund's average daily net assets. This limit on certain expenses does not cover extraordinary increases in these expenses during the period and no longer applies in the event of a precipitous decline in assets due to un-foreseen circumstances. There is no assurance that Morgan will continue this waiver beyond the specified period, except as required by the following sen-tence. Morgan has agreed to waive fees as necessary if in any fiscal year the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual limits are currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million for any fis-cal year.

SHAREHOLDER SERVICING

The Fund has entered into a Shareholder Servicing Agreement with Morgan pursu-ant to which Morgan acts as shareholder servicing agent for its customers and other Fund investors who are customers of an eligible institution which is a customer of Morgan (an "Eligible Institution"). The Fund has agreed to pay Morgan for these services at an annual rate (expressed as a percentage of the average daily net asset values of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent) of 0.10% of the Fund's average daily net assets. Under the terms of the Shareholder Servicing Agree-ment with the Fund, Morgan may delegate one or more of its responsibilities to other entities at Morgan's expense.

Shareholders should address all inquiries to J.P. Morgan Funds Services, Mor-gan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) 766-7722.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Mor-gan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as agent for the customer. All purchase orders must be accepted by the Fund's Distributor. Investors must be customers of Morgan or an Eligible Institution. Investors may also be employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become custom-ers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Fund re-serves the right to determine the purchase orders that it will accept.

The Fund requires a minimum initial investment of $1 million and a minimum subsequent investment of $25,000. These minimum investment requirements may be waived for investors for whom the Advisor is a fiduciary or who maintain re-lated accounts with The JPM Institutional Funds or the Advisor, when such ac-counts, together with investments in the Funds, total $5 million or more.

For investors such as investment advisors, trust companies and financial advi-sors who make investments for a group of clients, the minimum investment in the Fund is (i) $1 million if the account is opened for one client or (ii) $2 million for an aggregated purchase order for more than one client. An employ-er-sponsored retirement plan opening an account in the Fund will be required to attain the $2 million minimum balance within thirteen months of opening the account.

PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous ba-sis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, condi-tions and charges.

To purchase shares in the Fund, investors should request their Morgan repre-sentative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor. Any shareholder may also call J.P. Morgan Funds Services at (800) 766-7722 for assistance in plac-ing an order for Fund shares. If the Fund receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day. If the Fund receives a purchase order after 4:00 P.M. New York time, the purchase is ef-fective and is made at the net asset value determined on the next business day. All purchase orders for Fund shares must be accompanied by instructions to Morgan (or an Eligible Institution) to transfer immediately available funds to the Fund's Distributor on settlement date. The settlement date is generally the business day after the purchase is effective. See Dividends and Distribu-tions.

ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may in-clude establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting cli-ents in changing dividend options, account designations and addresses, provid-ing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy state-ments, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabu-lating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution. Eligible Institutions may separately establish their own terms, conditions and charges for providing the aforementioned services and for providing other services.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem shares in the Fund, an investor may instruct Morgan or his Eligible Institution, as appropriate, to submit a redemption re-quest to the Fund or may telephone J.P. Morgan Funds Services directly at
(800) 766-7722 and give the Shareholder Service Representative a preassigned shareholder Personal Identification Number and the amount of the redemption. The Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value. See Ad-ditional Information below for an explanation of the telephone redemption pol-icy of The JPM Institutional Funds.

A redemption request received by the Fund prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are deposited on settlement date in immediately available funds to the sharehold-er's account at Morgan or at his Eligible Institution or, in the case of cer-tain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions. Settlement date is generally the next busi-ness day after a redemption is effective and, subject to Further Redemption Information below, in any event is within seven days. See Dividends and Dis-tributions.

MANDATORY REDEMPTION BY THE FUND. If the value of a shareholder's holdings in the Fund falls below the applicable minimum initial investment amount for more than 30 days because of a redemption of shares, the shareholder's remaining shares may be redeemed by the Fund 60 days after written notice to the share-holder unless the account is increased to the Fund's minimum investment amount or more.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the sharehold-er's taxpayer identification number and address. As discussed under Taxes be-low, the Fund may be required to impose "back-up" withholding of federal in-come tax on dividends, distributions and redemption proceeds when non-corpo-rate investors have not provided a certified taxpayer identification number. In addition, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of re-demption proceeds from the shares will occur upon clearance of the check which may take up to 15 days.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES

An investor may exchange shares from the Fund into any other JPM Institutional Fund or Pierpont Fund without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least each of those fund's minimum investment amounts. See Method of Purchase in the prospectuses for the other JPM Institu-tional Funds and The Pierpont Funds for the minimum investment amount for each of those funds. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for the other JPM Institutional Funds and The Pierpont Funds. See also Additional Information below for an ex-planation of the telephone exchange policy of The JPM Institutional Funds.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securi-ties laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

Income dividends for the Fund are declared and paid quarterly. The Fund may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

Substantially all the realized net capital gains, if any, of the Fund are de-clared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Declared dividends and distribu-tions are payable to shareholders of record on the record date.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the re-mainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to Morgan, are accrued daily. See Net As-set Value in the Statement of Additional Information for information on valua-tion of portfolio securities for the Portfolio.

The Fund computes its net asset value once daily at 4:15 P.M. New York time on Monday through Friday, except that the net asset value is not computed for the Fund on a day in which no orders to purchase or redeem Fund shares have been received or on the holidays listed under Net Asset Value in the Statement of Additional Information.

ORGANIZATION

The Trust was organized on November 4, 1992 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachu-setts business trust." The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series. To date, sixteen series of shares have been authorized and are available for sale to the public. Only shares of the Fund are offered through this Prospectus. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.

The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of the Fund shall be held to any personal liabili-ty, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund, but that the Trust property only shall be liable.

Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable by the Fund. The Trust does not intend to hold meetings of shareholders annually. As of December 4, 1995, each of J.P. Morgan as agent for General Motors Savings Plan and J.P. Morgan as agent for Community Funds Inc Dewitt Wallace Readers Digest technically met the definition of a control person. The Trustees may call meetings of shareholders for action by share-holder vote as may be required by either the 1940 Act or the Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as prescribed in Section 16(c) of the 1940 Act. For further organization informa-tion, including certain shareholder rights, see Description of Shares in the Statement of Additional Information.

The Portfolio in which all of the assets of the Fund are invested is organized as a trust under the laws of the State of New York. The Portfolio's Declara-tion of Trust provides that the Fund and other entities investing in the Port-folio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circum-stances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

TAXES

The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are sub-ject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Fund.

The Trust intends to qualify the Fund as a separate regulated investment com-pany under Subchapter M of the Code. For the Fund to qualify as a regulated in-vestment company, the Portfolio limits its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are invested in the securities of any one issuer, except U.S. Government securi-ties, and (b) with regard to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer, except U.S. Government securities. As a regulated investment company, the Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio should not be subject to tax. The Fund's status as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for fed-eral income tax purposes.

If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are taken in cash or re-invested in additional shares. Distributions of this type to corporate share-holders of the Fund will not qualify for the dividends- received deduction be-cause the income of the Fund will not consist of dividends paid by U.S. corpo-rations.

Distributions of net long-term capital gains in excess of net short-term capi-tal losses are taxable to shareholders of the Fund as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the divi-dends-received deduction.

Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is re-duced below a shareholder's cost as a result of such a distribution, the dis-tribution, although constituting a return of capital to the shareholder, will be taxable as described above.

Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term cap-ital gain or loss if the shares have been held for more than one year, and oth-erwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

The Fund is subject to foreign withholding taxes with respect to income re-ceived from sources within certain foreign countries. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year con-sists of securities of foreign corporations, the Fund may elect to treat any such foreign income taxes paid by it as paid directly by its shareholders. The Fund will make such an election only if it deems it to be in the best inter-ests of its shareholders and will notify shareholders in writing each year if it makes the election and of the amount of foreign income taxes and gross in-come derived from sources within any foreign country or possession of the United States, if any, to be treated as paid by the shareholders. If the Fund makes the election, each shareholder will be required to include in income his proportionate share of the amount of foreign income taxes paid by the Fund and will be entitled to claim either a credit (which is subject to certain limita-tions) or, if the shareholder itemizes deductions, a deduction for his share of the foreign income taxes in computing his federal income tax liability. (No deduction will be permitted to individuals in computing their alternative min-imum tax liability.)

Distributions of foreign exchange gains resulting from certain transactions, including the sale of foreign currencies and bonds, are taxed as ordinary in-come. Consequently, the Fund's dividends may be more or less than the interest earned by the Fund. If these transactions result in reducing the Fund's net income, a portion of the dividends may be classed as a return of capital (which lowers a shareholder's tax basis).

ADDITIONAL INFORMATION

The Fund sends to its shareholders annual and semi-annual reports. The finan-cial statements appearing in annual reports are audited by independent accoun-tants. Shareholders also will be sent confirmations of each purchase and re-demption and monthly statements, reflecting all other account activity, in-cluding dividends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automati-cally by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his Eligible Institution or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Fund will employ reasonable procedures, including re-quiring investors to give their Personal Identification Number and tape re-cording of telephone instructions, to confirm that instructions communicated from investors by telephone are genuine; if it does not, the Fund, the Share-holder Servicing Agent, or a shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indexes, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, Salomon Brothers Non-U.S. World Government Bond Index and other industry publications. The Fund may advertise "yield". Yield refers to the net income generated by an investment in the Fund over a stated 30-day period. This income is then annualized--i.e., the amount of income generated by the investment during the 30-day period is assumed to be generated each 30-day pe-riod for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period.

The Fund may also advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. These methods of calculating yield and total return are re-quired by regulations of the Securities and Exchange Commission. Yield and to-tal return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. See Performance Data in the State-ment of Additional Information. All performance figures are based on histori-cal earnings and are not intended to indicate future performance. Performance information may be obtained by calling the Fund's Distributor at (800) 847-9487.

APPENDIX

The Portfolio may (a) purchase and sell (write) exchange traded and over-the-counter ("OTC") put and call options on fixed income securities or indexes of fixed income securities, (b) purchase and sell futures contracts on indexes of fixed income securities, and (c) purchase and sell (write) put and call options on futures contracts on indexes of fixed income securities. Each of these in-struments is a derivative instrument, as its value derives from the underlying asset or index.

The Portfolio may use futures contracts and options for hedging and risk man-agement purposes. See Risk Management in the Statement of Additional Informa-tion. The Portfolio may not use futures contracts and options for speculation.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio ob-tains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by al-lowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liq-uid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a secu-rity, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the in-strument underlying the option does not fall enough to offset the cost of pur-chasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price in-creases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its po-sition in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the pre-mium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium re-ceived for writing the option should offset a portion of the decline.

Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the op-tion. The characteristics of writing call options are similar to those of writ-ing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some abil-ity to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

OPTIONS ON INDEXES. The Portfolio may purchase put and call options on any se-curities index based on securities in which the Portfolio may invest. Options on securities indexes are similar to options on securities, except that the ex-ercise of securities index options is settled by cash payment and does not in-volve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index be-cause the Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a speci-fied quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the under-lying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

When the Portfolio purchases a futures contract, the value of the futures con-tract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the under-lying instrument, much as if it had purchased the underlying instrument direct-ly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to off-set both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant
(FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin pay-ments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

The Portfolio will segregate liquid, high quality assets in connection with its use of options and futures contracts to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see Investment Objectives and Policies in the Statement of Additional Information.

                                            -----------------------------------





No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trust or the Distributor to make such offer in such jurisdiction.


  The JPM Institutional
  International Bond Fund




  PROSPECTUS

  December 29, 1995

PROSPECTUS

THE JPM INSTITUTIONAL FUNDS
6 St. James Avenue
Boston, Massachusetts 02116
For information call (800) 766-7722

The JPM Institutional Funds are a family of no-load mutual funds for which there are no sales charges or exchange or redemption fees. Each fund (a "Fund", collectively the "Funds") is a series of The JPM Institutional Funds, an open-end management investment company organized as a Massachusetts business trust (the "Trust"). With a broad range of investment choices, the Trust provides discerning investors with attractive alternatives for meeting their investment needs.

UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A CORRESPONDING OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND (A "PORTFOLIO", COLLECTIVELY THE "PORTFOLIOS"). THE FUNDS INVEST IN THEIR RESPECTIVE PORTFOLIOS THROUGH SIGNATURE FINANCIAL GROUP, INC.'S HUB AND SPOKE(R) FINANCIAL SERVICES METHOD. THE HUB AND SPOKE(R) INVESTMENT FUND STRUCTURE EMPLOYS A TWO-TIER MASTER-FEEDER STRUCTURE AND IS A REGISTERED SERVICE MARK OF SIGNATURE FINANCIAL GROUP, INC. SEE SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R) ON PAGE 16.

Each Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").

This Prospectus sets forth concisely the information about each Fund that a prospective investor ought to know before investing and should be retained for future reference. Additional information about each Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated December 29, 1995 (as supplemented from time to time). This information is incorporated herein by reference and is available without charge upon written request from the Funds' Distributor, Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116, Attention: The JPM Institutional Funds, or by calling (800) 847-9487.

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN ANY OF THE FUNDS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR. ALTHOUGH THE JPM INSTITUTIONAL MONEY MARKET FUND, THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND AND THE JPM INSTITUTIONAL TREASURY MONEY MARKET FUND SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT THEY WILL BE ABLE TO CONTINUE TO DO SO.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE DATE OF THIS PROSPECTUS IS DECEMBER 29, 1995

THE JPM INSTITUTIONAL MONEY MARKET FUND seeks to maximize current income and maintain a high level of liquidity. It is designed for investors who seek to preserve capital and earn current income from a portfolio of high quality money market instruments.

THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND seeks to provide a high level of current income exempt from federal income tax and maintain a high level of liquidity. It is designed for investors who seek current income exempt from federal income tax, stability of capital and liquidity.

THE JPM INSTITUTIONAL TREASURY MONEY MARKET FUND seeks to provide current in-come, maintain a high level of liquidity and preserve capital. It is designed for investors who seek to preserve capital and earn current income from a port-folio of direct obligations of the U.S. Treasury and repurchase agreement transactions with respect to those obligations.

THE JPM INSTITUTIONAL SHORT TERM BOND FUND seeks to provide a high total return while attempting to limit the likelihood of negative quarterly returns. It is designed for investors who do not require the stable net asset value typical of a money market fund but who seek less price fluctuation than is typical of a longer-term bond fund.

THE JPM INSTITUTIONAL BOND FUND seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. It is designed for investors who seek a total return over time that is higher than that generally available from a portfolio of short-term obligations while recognizing the greater price fluctuation of longer-term instruments.

THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND seeks to provide a high level of current income exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. It is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short-term tax exempt obligations and who are willing to incur the greater price fluctuation of longer-term instruments.

THE JPM INSTITUTIONAL INTERNATIONAL BOND FUND seeks to provide a high total re-turn, consistent with moderate risk of capital, from a portfolio of interna-tional fixed income securities. It is designed for investors who seek exposure to the international bond markets in their investment portfolios.

THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND seeks to provide a high total return from a portfolio of selected equity securities. It is designed for in-vestors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index.

THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND seeks to provide a high total re-turn from a portfolio of equity securities of small companies. It is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher total return over time than might be expected from a portfolio of stocks of large companies.

THE JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND seeks to provide a high total return from a portfolio of equity securities of foreign corporations. It is de-signed for investors with a long-term investment horizon who want to diversify their investments by investing in an actively managed portfolio of non-U.S. Se-curities that seeks to outperform the Morgan Stanley Europe, Australia and Far East Index.

THE JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND seeks to provide a high to-tal return from a portfolio of equity securities of companies in emerging mar-kets. It is designed for long-term investors who want to diversify their in-vestments by adding exposure to the rapidly growing emerging markets.

THE JPM INSTITUTIONAL DIVERSIFIED FUND seeks to provide a high total return from a diversified portfolio of equity and fixed income securities. It is de-signed for investors who wish to invest for long-term objectives such as re-tirement and who seek over time to attain real appreciation in their invest-ments, but with somewhat less price fluctuation than a portfolio consisting solely of equity securities.

TABLE OF CONTENTS

                                                                            PAGE
Investors for Whom the Funds Are Designed..................................   1
Financial Highlights.......................................................   4
Special Information Concerning Hub and Spoke(R)............................  16
Investment Objectives and Policies.........................................  17
Additional Investment Information and Risk
 Factors...................................................................  32
Investment Restrictions....................................................  39
Management of the Trust and the Portfolios.................................  41
Shareholder Servicing......................................................  45

                                                                            PAGE
Purchase of Shares.........................................................  46
Redemption of Shares.......................................................  48
Exchange of Shares.........................................................  49
Dividends and Distributions................................................  49
Net Asset Value............................................................  50
Organization...............................................................  51
Taxes......................................................................  51
Additional Information.....................................................  54
Appendix................................................................... A-1

The JPM Institutional Funds

INVESTORS FOR WHOM THE FUNDS ARE DESIGNED

The JPM Institutional Funds offer investors the advantages of no-load mutual funds and are designed to meet a broad range of investment objectives. Each of the Funds seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective as the Fund. Since the investment characteristics and experience of each Fund will correspond directly with those of its corresponding Portfolio, the discussion in this Prospectus focuses on the various investments and in-vestment policies of each Portfolio.

For investors interested in current income, preserving capital and maintaining liquidity, there are The JPM Institutional Money Market Fund, The JPM Institu-tional Tax Exempt Money Market Fund, and The JPM Institutional Treasury Money Market Fund. For investors seeking exposure to the bond markets, The JPM Insti-tutional Short Term Bond Fund, The JPM Institutional Bond Fund, The JPM Insti-tutional Tax Exempt Bond Fund, The JPM Institutional International Bond Fund and The JPM Institutional New York Total Return Bond Fund are available. (The JPM Institutional New York Total Return Bond Fund is described in, and its shares are offered pursuant to, a separate prospectus.) For those investors who wish to participate primarily in the U.S. equity markets, The JPM Institutional Selected U.S. Equity Fund and The JPM Institutional U.S. Small Company Fund are attractive alternatives. The JPM Institutional International Equity Fund and The JPM Institutional Emerging Markets Equity Fund are available for investors who seek to diversify their investments by adding international equities. For investors interested in a diversified portfolio of equity and fixed income se-curities, The JPM Institutional Diversified Fund is available.

The Money Market, Tax Exempt Money Market and Treasury Money Market Funds seek to maintain a stable net asset value of $1.00 per share; there can be no assur-ance that they will be able to continue to do so. The net asset value of shares in the other Fund fluctuates with changes in the value of the investments in their corresponding Portfolios. In view of the capitalization of the companies in which the Portfolio for the U.S. Small Company Fund invests, the risks of investment in this Fund and the volatility of the value of its shares may be greater than the general equity markets. In addition, with respect to the In-ternational Bond, International Equity and Emerging Markets Equity Funds, in-vestments in securities of foreign issuers, including issuers in emerging mar-kets, involve foreign investment risks and may be more volatile and less liquid than domestic securities. Each of these Portfolios may make various types of investments in seeking its objectives. Among the permissible investments and investment techniques for certain Portfolios are futures contracts, options, forward contracts on foreign currencies and certain privately placed securi-ties. For further information about these investments and investment techniques and the Portfolios which may use them, see Investment Objectives and Policies below.

Each of the Funds requires a minimum initial investment and a minimum for sub-sequent investments. See Purchase of Shares. In addition, each Fund requires a shareholder to maintain a minimum investment amount in the shares of the Fund. If a shareholder reduces his or her investment in shares of a Fund to less than the minimum investment amount applicable to the Fund, the investment will be subject to mandatory redemption. See Redemption of Shares-Mandatory Redemption by the Fund.

This Prospectus describes the financial history, investment objectives and pol-icies, management and operation of each Fund to enable investors to select the Funds which best suit their needs. The Funds operate through Signature Finan-cial Group, Inc.'s ("Signature") Hub and Spoke(R) financial services method. The Trustees believe that each Fund may achieve economies of scale over time by investing through the Hub and Spoke(R)structure.

The following table illustrates that investors in the Funds incur no share-holder transaction expenses; their investment in the Funds is subject only to the operating expenses set forth below for each Fund and its corresponding Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to and may be less than the expenses that each Fund would incur if it retained the services of an invest-ment adviser and invested its assets directly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings Management of the Trust and the Portfolios and Shareholder Servicing.

SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases............................................ None
Sales Load Imposed on Reinvested Dividends................................. None
Deferred Sales Load........................................................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

EXPENSE TABLE

ANNUAL OPERATING EXPENSES*

                                  MONEY MARKET  TAX EXEMPT MONEY TREASURY MONEY
                                  FUND          MARKET FUND      MARKET FUND
                                  ------------- ---------------- --------------
Advisory Fees....................     0.12%          0.17%           0.20%
Rule 12b-1 Fees..................      None           None            None
Other Expenses After Expense
 Reimbursements..................     0.08%          0.18%            None
                                      -----          -----           -----
Total Operating Expenses After
 Expense Reimbursements..........     0.20%          0.35%           0.20%
                                      =====          =====           =====
                                  SHORT TERM                     TAX EXEMPT
                                  BOND FUND     BOND FUND        BOND FUND
                                  ------------- ---------------- --------------
Advisory Fees....................     0.25%          0.30%           0.30%
Rule 12b-1 Fees..................      None           None            None
Other Expenses After Expense
 Reimbursements..................     0.20%          0.20%           0.20%
                                      -----          -----           -----
Total Operating Expenses After
 Expense Reimbursements..........     0.45%          0.50%           0.50%
                                      =====          =====           =====
                                  INTERNATIONAL SELECTED U.S.    U.S. SMALL
                                  BOND FUND     EQUITY FUND      COMPANY FUND
                                  ------------- ---------------- --------------
Advisory Fees....................     0.35%          0.40%           0.60%
Rule 12b-1 Fees..................      None           None            None
Other Expenses After Expense
 Reimbursements..................     0.30%          0.20%           0.20%
                                      -----          -----           -----
Total Operating Expenses After
 Expense Reimbursements..........     0.65%          0.60%           0.80%
                                      =====          =====           =====
                                  INTERNATIONAL EMERGING MARKETS DIVERSIFIED
                                  EQUITY FUND   EQUITY FUND      FUND
                                  ------------- ---------------- --------------
Advisory Fees....................     0.60%          1.00%           0.55%
Rule 12b-1 Fees..................      None           None            None
Other Expenses After Expense
 Reimbursements..................     0.40%          0.51%           0.10%
                                      -----          -----           -----
Total Operating Expenses After
 Expense Reimbursements..........     1.00%          1.51%           0.65%
                                      =====          =====           =====

* Fees and expenses are expressed as a percentage of a Fund's estimated average daily net assets for its current fiscal year, after applicable expense reim-bursements. If the above expense table reflected these expenses without reim-bursements, Total Operating Expenses would be equal on an annual basis to the following percentages of a Fund's average daily net assets: Money Market Fund, 0.33%; Tax Exempt Money Market Fund, 0.47%; Treasury Money Market Fund, 0.51%; Short Term Bond Fund, 0.70%; Bond Fund, 0.57%; Tax Exempt Bond Fund, 0.74%; In-ternational Bond Fund, 2.33%; Selected U.S. Equity Fund, 0.69%; U.S. Small Com-pany Fund, 0.90%; International Equity Fund, 1.05%; and Diversified Fund, 0.99%. For actual historical expense information, see Financial Highlights be-low. See also Management of the Trust and the Portfolios.

EXAMPLE
An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                                   MONEY MARKET  TAX EXEMPT MONEY TREASURY MONEY
                                   FUND          MARKET FUND      MARKET FUND
                                   ------------- ---------------- --------------
1 Year............................     $  2            $  4            $ 2
3 Years...........................     $  6            $ 11            $ 6
5 Years...........................     $ 11            $ 20            $11
10 Years..........................     $ 26            $ 44            $26
                                   SHORT TERM                     TAX EXEMPT
                                   BOND FUND     BOND FUND        BOND FUND
                                   ------------- ---------------- --------------
1 Year............................     $  5            $  5            $ 5
3 Years...........................     $ 14            $ 16            $16
5 Years...........................     $ 25            $ 28            $28
10 Years..........................     $ 57            $ 63            $63
                                   INTERNATIONAL SELECTED U.S.    U.S. SMALL
                                   BOND FUND     EQUITY FUND      COMPANY FUND
                                   ------------- ---------------- --------------
1 Year............................     $  7            $  6            $ 8
3 Years...........................     $ 21            $ 19            $26
5 Years...........................     $ 36            $ 33            $44
10 Years..........................     $ 81            $ 75            $99
                                   INTERNATIONAL EMERGING MARKETS DIVERSIFIED
                                   EQUITY FUND   EQUITY FUND      FUND
                                   ------------- ---------------- --------------
1 Year............................     $ 10            $ 15            $ 7
3 Years...........................     $ 32            $ 48            $21
5 Years...........................     $ 55            $ 82            $36
10 Years..........................     $122            $180            $81

The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in each Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan under the Administrative Services and the Shareholder Servicing Agree-ments, the fees paid to Pierpont Group, Inc. under the Fund Services Agree-ments, organizational expenses, the fees paid to SBDS under the Administration Agreements, the fees paid to State Street Bank and Trust Company as custodian and transfer agent, and other usual and customary expenses of the Fund and Portfolio. For a more detailed description of contractual fee arrangements, including expense reimbursements, see Management of the Trust and the Portfo-lios and Shareholder Servicing. In connection with the above example, please note that $1,000 is less than the Funds' minimum investment requirements and that there are no redemption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The following selected data for a share outstanding for the indicated periods have been audited by independent accountants except as noted below. Annual re-ports for each Fund, which are incorporated by reference into the Statement of Additional Information, include a discussion of those factors, strategies and techniques that materially affected its performance during the period of the report, as well as certain related information. A copy of any annual report will be made available without charge upon request.

                                           THE JPM INSTITUTIONAL
                                             MONEY MARKET FUND
                                    -----------------------------------------
                                    FOR THE        FOR THE        FOR THE
                                    SIX MONTHS     FISCAL YEAR    PERIOD
                                    ENDED          ENDED          ENDED
                                    5/31/95        11/30/94       11/30/93(1)
                                    -----------    -----------    -----------
                                    (UNAUDITED)
Net Asset Value, Beginning of
 Period...........................    $1.00          $1.00          $1.00
                                     --------       --------        -------
Income From Investment Operations:
 Net Investment Income............     0.0289         0.0385         0.0120
 Net Realized and Unrealized Gain
  (Loss) From Portfolio...........     0.0000 (a)    (0.0000)(a)    (0.0000)(a)
                                     --------       --------        -------
Total From Investment Operations..     0.0289         0.0385         0.0120
                                     --------       --------        -------
Less Distributions to Shareholders
 From:
 Net Investment Income............    (0.0289)       (0.0385)       (0.0120)
 Net Realized Gain................        -0-            -0-        (0.0000)(a)
                                     --------       --------        -------
Total Distributions to
 Shareholders.....................    (0.0289)       (0.0385)       (0.0120)
                                     --------       --------        -------
Net Asset Value, End of Period....    $1.00          $1.00          $1.00
                                     ========       ========        =======
Total Return......................     2.92%(b)       3.92%          1.21%(b)
Ratios and Supplemental Data:
 Net Assets (In Thousands)........   $580,221       $584,867        $27,188
 Ratio to Average Net Assets:
 Expenses.........................     0.20%(c)       0.21%          0.30%(c)
 Net Investment Income............     5.80%(c)       4.42%          2.88%(c)
 Decrease Reflected in the Above
  Expense Ratio due to Expense
  Reimbursements..................     0.17%(c)       0.31%          1.10%(c)

-------

(1) Commencement of Operations July 12, 1993.
(a) Less than $0.0001 per share.
(b) Not annualized.
(c) Annualized.

                                         THE JPM INSTITUTIONAL
                                      TAX EXEMPT MONEY MARKET FUND
                                 -------------------------------------------
                                                                 FOR THE
                                 FOR THE FISCAL YEAR ENDED       PERIOD
                                 ---------------------------     ENDED
                                 8/31/95        8/31/94          8/31/93(1)
                                 -------------  ------------     -----------
Net Asset Value, Beginning of
 Period........................        $1.00         $1.00          $1.00
                                 -------------  ------------      ---------
Income From Investment
 Operations:
 Net Investment Income.........         0.0352        0.0228         0.0040
 Net Realized and Unrealized
  Loss on Investment...........        (0.0002)      (0.0000)(a)    (0.0000)(a)
                                 -------------  ------------      ---------
Total From Investment
 Operations....................         0.0350        0.0228         0.0040
                                 -------------  ------------      ---------
Less Distributions to
 Shareholders from:
 Net Investment Income.........        (0.0352)      (0.0228)       (0.0040)
 In Excess of Net Realized
  Gain.........................            --        (0.0000)(a)    (0.0000)(a)
                                 -------------  ------------      ---------
Total Distributions to
 Shareholders..................        (0.0352)      (0.0228)       (0.0040)
                                 -------------  ------------      ---------
Net Asset Value, End of Period.        $1.00         $1.00          $1.00
                                 =============  ============      =========
Total Return...................         3.57%         2.30%          0.40%(b)
Ratios and Supplemental Data:
 Net Assets at end of Period
  (in thousands)...............       $100,142       $46,083      $  35,004
 Ratios to Average Net Assets:
 Expenses......................         0.35%         0.35%          0.35%(c)
 Net Investment Income.........         3.49%         2.34%          2.25%(c)
 Decrease Reflected in Expense
  Ratio due to Expense
  Reimbursement................         0.15%         0.65%          1.08%(c)

-------

(1) Commencement of Operations July 12, 1993.

(a) Less than $0.0001.
(b) Not annualized.
(c) Annualized.

                                               THE JPM INSTITUTIONAL
                                            TREASURY MONEY MARKET FUND
                                        ---------------------------------------
                                        FOR THE       FOR THE       FOR THE
                                        SIX MONTHS    FISCAL YEAR   PERIOD
                                        ENDED         ENDED         ENDED
                                        4/30/95       10/31/94      10/31/93(1)
                                        -----------   -----------   -----------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period..    $1.00         $1.00         $1.00
                                          -------       -------       -------
Income From Investment Operations:
 Net Investment Income................     0.0272        0.0354        0.0220
 Net Realized and Unrealized Gain
  (Loss) From Portfolio...............     0.0000 (a)   (0.0000)(a)    0.0000(a)
                                          -------       -------       -------
Total From Investment Operations......     0.0272        0.0354        0.0220
                                          -------       -------       -------
Less Distributions to Shareholders
 From:
 Net Investment Income................    (0.0272)      (0.0354)      (0.0220)
 Net Realized Gain....................     0.0000       (0.0001)          -0-
                                          -------       -------       -------
Total Distributions to Shareholders...    (0.0272)      (0.0355)      (0.0220)
                                          -------       -------       -------
Net Asset Value, End of Period........    $1.00         $1.00         $1.00
                                          =======       =======       =======
Total Return..........................     2.75%(b)      3.61%         2.23%(b)
Ratios and Supplemental Data:
 Net Assets (In Thousands)............    $88,132       $80,146       $25,477
 Ratio to Average Net Assets:
 Expenses.............................     0.20%(c)      0.20%         0.27%(c)
 Net Investment Income................     5.54%(c)      3.81%         2.81%(c)
 Decrease Reflected in the Above
  Expense Ratio due to Expense
  Reimbursements......................     0.35%(c)      0.47%         0.76%(c)

-------
(1) Commencement of Operations January 4, 1993.
(a) Less than $0.0001 per share.
(b) Not annualized.
(c) Annualized.

                                               THE JPM INSTITUTIONAL
                                               SHORT TERM BOND FUND
                                        -------------------------------------
                                        FOR THE       FOR THE     FOR THE
                                        SIX MONTHS    FISCAL YEAR PERIOD
                                        ENDED         ENDED       ENDED
                                        4/30/95       10/31/94    10/31/93(1)
                                        -----------   ----------- -----------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period..     $ 9.60        $ 9.99      $10.00
                                          -------       -------     -------
Income From Investment Operations:
 Net Investment Income................       0.30          0.47        0.11
 Net Realized and Unrealized Gain
  (Loss) From Portfolio...............       0.08         (0.39)      (0.01)
                                          -------       -------     -------
Total From Investment Operations......       0.38          0.08        0.10
                                          -------       -------     -------
Less Distributions to Shareholders
 From:
 Net Investment Income................      (0.30)        (0.47)      (0.11)
 Net Realized Gain....................        -0-           -0-         -0-
                                          -------       -------     -------
Total Distributions to Shareholders...      (0.30)        (0.47)      (0.11)
                                          -------       -------     -------
Net Asset Value, End of Period........     $ 9.68        $ 9.60      $ 9.99
                                          =======       =======     =======
Total Return..........................       3.98%(a)      0.87%       1.01%(a)
Ratios and Supplemental Data:
 Net Assets (In Thousands)............    $53,822       $47,679     $27,605
 Ratio to Average Net Assets:
 Expenses.............................       0.45%(b)      0.45%       0.46%(b)
 Net Investment Income................       6.23%(b)      4.96%       3.92%(b)
 Decrease Reflected in the Above
  Expense Ratio due to Expense
  Reimbursements......................       0.27%(b)      0.33%       0.84%(b)

-------

(1)Commencement of Operations July 8, 1993.
(a)Not annualized.
(b)Annualized.

                                             THE JPM INSTITUTIONAL
                                                   BOND FUND
                                      ---------------------------------------
                                      FOR THE        FOR THE      FOR THE
                                      SIX MONTHS     FISCAL YEAR  PERIOD
                                      ENDED          ENDED        ENDED
                                      4/30/95        10/31/94     10/31/93(1)
                                      -----------    -----------  -----------
                                      (UNAUDITED)
Net Asset Value, Beginning of
 Period.............................     $ 9.23         $10.14       $10.00
                                       --------       --------      -------
Income From Investment Operations:
 Net Investment Income..............       0.32           0.55         0.15
 Net Realized and Unrealized Gain
  (Loss) From Portfolio.............       0.28          (0.88)        0.14
                                       --------       --------      -------
Total From Investment Operations....       0.60          (0.33)        0.29
                                       --------       --------      -------
Less Distributions to Shareholders
 From:
 Net Investment Income..............      (0.32)         (0.55)       (0.15)
 Net Realized Gain..................        -0-          (0.03)         -0-
                                       --------       --------      -------
Total Distributions to Shareholders.      (0.32)         (0.58)       (0.15)
                                       --------       --------      -------
Net Asset Value, End of Period......     $ 9.51         $ 9.23       $10.14
                                       ========       ========      =======
Total Return........................       6.60%(a)      (3.33)%       2.90%(a)
Ratios and Supplemental Data:
 Net Assets (In Thousands)..........   $301,980       $253,174      $43,711
 Ratio to Average Net Assets:
 Expenses...........................       0.50%(b)       0.50 %       0.50%(b)
 Net Investment Income..............       6.94%(b)       6.00 %       4.83%(b)
 Decrease Reflected in the Above
  Expense Ratio due to Expense
  Reimbursements....................       0.07%(b)       0.19 %       0.39%(b)

-------

(1)Commencement of Operations July 12, 1993.
(a)Not annualized.
(b)Annualized.

                                                THE JPM INSTITUTIONAL
                                                 TAX EXEMPT BOND FUND
                                         --------------------------------------
                                                                     FOR THE
                                         FOR THE FISCAL YEAR ENDED   PERIOD
                                         -------------------------   ENDED
                                         8/31/95       8/31/94       8/31/93(1)
                                         ------------  ------------  ----------
Net Asset Value, Beginning of Period...        $ 9.75        $10.07    $10.00
                                         ------------  ------------    ------
Income From Investment Operations:
 Net Investment Income.................          0.49          0.48      0.06
 Net Realized and Unrealized Gain
  (Loss) on Investment.................          0.26         (0.32)     0.07
                                         ------------  ------------    ------
Total From Investment Operations.......          0.75          0.16      0.13
                                         ------------  ------------    ------
Less Distributions to Shareholders from
 Net Investment Income.................         (0.49)        (0.48)    (0.06)
                                         ------------  ------------    ------
Net Asset Value, End of Period.........        $10.01        $ 9.75    $10.07
                                         ============  ============    ======
Total Return...........................         8.00%         1.61%     1.39%(a)
Ratios and Supplemental Data:
 Net Assets End of Period (in
  thousands)...........................       $59,867       $16,415    $  0.2
 Ratios to Average Net Assets:
 Expenses..............................         0.50%         0.50%     0.00%(b)
 Net Investment Income.................         5.09%         4.70%     3.56%(b)
 Decrease Reflected in Expense Ratio
  due to Expense Reimbursement and Fee
  Waivers by Morgan....................         0.21%         1.48%     2.50%(b)

-------

(1)Commencement of Operations July 12, 1993.
(a)Not annualized.
(b)Annualized.

                                                         THE JPM INSTITUTIONAL
                                                        INTERNATIONAL BOND FUND
                                                        -----------------------
                                                        FOR THE PERIOD
                                                        12/1/94
                                                        (COMMENCEMENT
                                                        OF OPERATIONS)
                                                        THROUGH 9/30/95
                                                        ---------------
Net Asset Value, Beginning of Period..................          $10.00
                                                                ------
Income from Investment Operations:
 Net Investment Income................................            0.49
 Net Realized and Unrealized Gain on Investment and
  Foreign Currency Allocated..........................            0.78
                                                                ------
Total from Investment Operations......................            1.27
                                                                ------
Less Distributions to Shareholders from Net Investment
 Income...............................................           (0.15)
                                                                ------
Net Asset Value, End of Period........................          $11.12
                                                                ======
Total Return..........................................           12.83%(a)
Ratios and Supplemental Data:
 Net Assets at end of Period (in thousands)...........          $4,233
 Ratio to Average Net Assets:
 Expenses.............................................            0.60%(b)
 Net Investment Income................................            5.82%(b)
 Decrease reflected in Expense Ratio due to Expense
  Reimbursement.......................................            2.30%(b)

-------

(a)Not annualized.
(b)Annualized.

                                                THE JPM INSTITUTIONAL
                                              SELECTED U.S. EQUITY FUND
                                              -----------------------------
                                              FOR THE
                                              FISCAL YEAR      FOR THE
                                              ENDED            PERIOD ENDED
                                              5/31/95          5/31/94(1)
                                              -------------    ------------
Net Asset Value, Beginning of Period........          $10.92          $10.00
                                               -------------    ------------
Income From Investment Operations:
 Net Investment Income......................            0.18            0.08
 Net Realized and Unrealized Gain (Loss)
  From Portfolio............................            1.42            0.88
                                               -------------    ------------
Total From Investment Operations............            1.60            0.96
                                               -------------    ------------
Less Distributions to Shareholders From:
 Net Investment Income......................           (0.14)          (0.04)
 Net Realized Gain..........................           (0.28)            -0-
                                               -------------    ------------
Total Distributions to Shareholders.........           (0.42)          (0.04)
                                               -------------    ------------
Net Asset Value, End of Period..............          $12.10          $10.92
                                               =============    ============
Total Return................................           15.40%           9.61%(a)
Ratios and Supplemental Data:
 Net Assets (In Thousands)..................        $172,497    $     47,473
 Ratio to Average Net Assets:
 Expenses...................................            0.60%           0.60%(b)
 Net Investment Income......................            2.07%           1.74%(b)
 Decrease Reflected in the Above Expense
  Ratio due to Expense Reimbursements.......            0.11%           0.43%(b)

-------
(1)Commencement of Operations July 19, 1993.
(a)Not annualized.
(b)Annualized.

                                                 THE JPM INSTITUTIONAL
                                                U.S. SMALL COMPANY FUND
                                                ---------------------------
                                                FOR THE         FOR THE
                                                FISCAL YEAR     PERIOD
                                                ENDED           ENDED
                                                5/31/95         5/31/94(1)
                                                ------------    -----------
Net Asset Value, Beginning of Period..........         $10.03         $10.00
                                                 ------------    -----------
Income From Investment Operations:
 Net Investment Income........................           0.10           0.04
 Net Realized and Unrealized Gain (Loss) From
  Portfolio...................................           1.12            -0-
                                                 ------------    -----------
Total From Investment Operations..............           1.22           0.04
                                                 ------------    -----------
Less Distributions to Shareholders From:
 Net Investment Income........................          (0.09)         (0.01)
 Net Realized Gain............................            -0-            -0-
                                                 ------------    -----------
Total Distributions to Shareholders...........          (0.09)         (0.01)
                                                 ------------    -----------
Net Asset Value, End of Period................         $11.16         $10.03
                                                 ============    ===========
Total Return..................................          12.26%          0.42%(a)
Ratios and Supplemental Data:
 Net Assets (In Thousands)....................   $    149,279    $    71,141
 Ratio to Average Net Assets:
 Expenses.....................................           0.80%          0.80%(b)
 Net Investment Income........................           1.14%          0.93%(b)
 Decrease Reflected in the Above Expense Ratio
  due to Expense Reimbursements...............           0.11%          0.27%(b)

-------
(1)Commencement of Operations July 19, 1993.
(a)Not annualized.
(b)Annualized.

                                               THE JPM INSTITUTIONAL
                                             INTERNATIONAL EQUITY FUND
                                        ---------------------------------------
                                        FOR THE         FOR THE     FOR THE
                                        SIX MONTHS      FISCAL YEAR PERIOD
                                        ENDED           ENDED       ENDED
                                        4/30/95         10/31/94    10/31/93(1)
                                        -----------     ----------- -----------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period..     $10.83          $10.20     $10.00
                                         --------        --------     ------
Income From Investment Operations:
 Net Investment Income................       0.01            0.06       0.00
 Net Realized and Unrealized Gain
  (Loss) From Portfolio...............      (0.13)           0.57       0.20
                                         --------        --------     ------
Total From Investment Operations......      (0.12)           0.63       0.20
                                         --------        --------     ------
Less Distributions to Shareholders
 From:
 Net Investment Income................        -0-             -0-        -0-
 Net Realized Gain....................      (0.12)            -0-        -0-
                                         --------        --------     ------
Total Distributions to Shareholders...      (0.12)            -0-        -0-
                                         --------        --------     ------
Net Asset Value, End of Period........     $10.59          $10.83     $10.20
                                         ========        ========     ======
Total Return..........................      (1.06)%(a)       6.18%      2.00%(a)
Ratios and Supplemental Data:
 Net Assets (In Thousands)............   $358,630        $213,119     $  0.2
 Ratio to Average Net Assets:
 Expenses.............................       0.99 %(b)       1.00%      6.52%(b)
 Net Investment Income................       0.94 %(b)       0.95%      0.00%(b)
 Decrease Reflected in the Above
  Expense Ratio due to Expense
  Reimbursements......................       0.06 %(b)       0.16%      2.50%(b)

-------
(1)Commencement of Operations October 4, 1993.
(a)Not annualized.
(b)Annualized.

                                           THE JPM INSTITUTIONAL
                                       EMERGING MARKETS EQUITY FUND
                                       ------------------------------------
                                       FOR THE
                                       SIX MONTHS            FOR THE PERIOD
                                       ENDED                 ENDED
                                       4/30/95               10/31/94(1)
                                       --------------        --------------
                                       (UNAUDITED)
Net Asset Value, Beginning of Period.           $12.47                $10.00
                                        --------------        --------------
Income From Investment Operations:
 Net Investment Income...............             0.03                  0.04
 Net Realized and Unrealized Gain
  (Loss) From Portfolio..............            (2.61)                 2.43
                                        --------------        --------------
Total From Investment Operations.....            (2.58)                 2.47
                                        --------------        --------------
Less Distributions to Shareholders
 From:
 Net Investment Income...............            (0.05)                  -0-
 Net Realized Gain...................            (0.13)                  -0-
                                        --------------        --------------
Total Distributions to Shareholders..            (0.18)                  -0-
                                        --------------        --------------
Net Asset Value, End of Period.......           $ 9.71                $12.47
                                        ==============        ==============
Total Return.........................           (20.81)%(a)            24.70%(a)
Ratios and Supplemental Data:
 Net Assets (In Thousands)...........   $      152,799              $146,667
 Ratio to Average Net Assets
  (Annualized for each Period):
 Expenses............................             1.43%                 1.46%
 Net Investment Income...............             0.71%                 0.61%
 Decrease Reflected in the Above
  Expense Ratio due to Expense
  Reimbursements.....................             0.07%                 0.16%

-------
(1)Commencement of Operations November 15, 1993.
(a)Not annualized.

                                                      THE JPM INSTITUTIONAL
                                                         DIVERSIFIED FUND
                                                      ----------------------
                                                      FOR THE     FOR THE
                                                      FISCAL YEAR PERIOD
                                                      ENDED       ENDED
                                                      6/30/95     6/30/94(1)
                                                      ----------- ----------
Net Asset Value, Beginning of Period................     $ 9.90     $10.00
                                                       --------    -------
Income From Investment Operations:
 Net Investment Income..............................       0.31       0.18
 Net Realized and Unrealized Gain (Loss) From
  Portfolio.........................................       1.37      (0.23)
                                                       --------    -------
Total From Investment Operations....................       1.68      (0.05)
                                                       --------    -------
Less Distributions to Shareholders From:
 Net Investment Income..............................      (0.26)     (0.05)
 Net Realized Gain..................................      (0.06)       -0-
                                                       --------    -------
Total Distributions to Shareholders.................      (0.32)     (0.05)
                                                       --------    -------
Net Asset Value, End of Period......................     $11.26     $ 9.90
                                                       ========    =======
Total Return........................................      17.36%     (0.56%)(a)
Ratios and Supplemental Data:
 Net Assets (In Thousands)..........................   $164,855    $59,222
 Ratio to Average Net Assets:
 Expenses...........................................       0.65%      0.65%(b)
 Net Investment Income..............................       3.70%      2.92%(b)
 Decrease Reflected in the Above Expense Ratio due
  to Expense Reimbursements.........................       0.53%      0.97%(b)

-------
(1)Commencement of Operations July 8, 1993.
(a)Not annualized.
(b)Annualized.

SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R)

The Trust and the Portfolios use certain proprietary rights, know-how and fi-nancial services referred to as Hub and Spoke(R). Hub and Spoke(R) is a regis-tered service mark of Signature. Signature Broker-Dealer Services, Inc. (the Trust's and Portfolios' Administrator and the Trust's Distributor) is a wholly owned subsidiary of Signature.

Unlike other mutual funds which directly acquire and manage their own portfolio of securities, each of the Funds is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, a separate registered invest-ment company with the same investment objective as its corresponding Fund. The investment objective of a Fund or a Portfolio may be changed only with the ap-proval of the holders of the outstanding shares of the Fund and its correspond-ing Portfolio. The Hub and Spoke(R) investment fund structure has been devel-oped relatively recently, so shareholders should carefully consider this in-vestment approach.

In addition to selling a beneficial interest to a Fund, the corresponding Port-folio may sell beneficial interests to other mutual funds or institutional in-vestors. Such investors will invest in the Portfolio on the same terms and con-ditions and will bear a proportionate share of the Portfolio's expenses. Howev-er, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the same Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information con-cerning other holders of interests in each Portfolio is available from the Ad-ministrator at (800) 847-9487.

The Trust may withdraw the investment of any Fund from its corresponding Port-folio at any time if the Board of Trustees of the Trust determines that it is in the best interests of a Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the invest-ment policies described below with respect to its corresponding Portfolio.

Certain changes in a Portfolio's investment objective, policies or restric-tions, or a failure by a Fund's shareholders to approve a change in the corre-sponding Portfolio's investment objective or restrictions, may require with-drawal of that Fund's interest in that Portfolio. Any such withdrawal could re-sult in a distribution in kind of portfolio securities (as opposed to a cash distribution) from that Portfolio which may or may not be readily marketable. The distribution in kind may result in that Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and that Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting share-holder redemption requests, such as borrowing.

Smaller funds investing in a Portfolio may be materially affected by the ac-tions of larger funds investing in that Portfolio. For example, if a large fund withdraws from a Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Addition-ally, because that Portfolio would become smaller, it may become less diversi-fied, resulting in potentially increased portfolio risk (however, these possi-bilities also exist for traditionally structured funds which have large or in-stitutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Whenever a Fund is requested to vote on matters pertaining to its corresponding Portfolio (other than a vote by a Fund to con-tinue the operation of its corresponding Portfolio upon the withdrawal of an-other investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about a Portfolio's investment objective, policies and re-strictions, see Investment Objectives and Policies, Additional Investment In-formation and Risk Factors and Investment Restrictions. For more information about a Portfolio's management and expenses, see Management of the Trust and the Portfolios. For more information about changing the investment objective, policies and restrictions of a Fund or Portfolio, see Investment Restrictions.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each of the Funds is described below, together with the policies it employs in its efforts to achieve this objective. As noted above, each of the Funds seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective as its corresponding Fund. Since the investment character-istics of each Fund will correspond directly with those of its Portfolio, the following is a discussion of the various investments and investment policies of each Portfolio. Additional information about the investment policies of each Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objec-tive of each Fund or its corresponding Portfolio will be achieved.

THE JPM INSTITUTIONAL MONEY MARKET FUND

The JPM Institutional Money Market Fund's investment objective is to maximize current income and maintain a high level of liquidity. The Fund is designed for investors who seek to preserve capital and earn current income from a portfolio of high quality money market instruments. The Fund attempts to achieve its ob-jective by investing all of its investable assets in The Money Market Portfo-lio, a diversified open-end management investment company having the same in-vestment objective as the Fund.

The Portfolio seeks to achieve its investment objective by maintaining a dol-lar-weighted average portfolio maturity of not more than 90 days and by invest-ing in the following high quality U.S. dollar-denominated securities which have effective maturities of not more than thirteen months. The Portfolio's ability to achieve maximum current income is affected by its high quality standards (discussed below).

U.S. GOVERNMENT OBLIGATIONS. The Portfolio may invest in obligations issued or guaranteed by the U.S. Government and backed by the full faith and credit of the United States. These securities include Treasury securities, obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export Import Bank. The Portfolio may also invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Port-folio must look principally to the issuing or guaranteeing agency for ultimate repayment; some examples of agencies or instrumentalities issuing these obliga-tions are the Federal Farm Credit System, the Federal Home Loan Banks and the Federal National Mortgage Association.

BANK OBLIGATIONS. The Portfolio may invest in high quality U.S. dollar-denomi-nated negotiable certificates of deposit, time deposits and bankers' accept-ances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under U.S. federal or state law, (ii) foreign branches of these banks or of foreign banks of equiva-lent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Portfolio may also invest in obligations of international bank-ing institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the Euro-pean Investment Bank, the Inter-American Development Bank, or the World Bank). These obligations may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance these commitments will be un-dertaken or met in the future.

COMMERCIAL PAPER; BONDS. The Portfolio may invest in high quality commercial paper and corporate bonds issued by U.S. corporations. The Portfolio may also invest in bonds and commercial paper of foreign issuers if the obligation is U.S. dollar-denominated and is not subject to foreign withholding tax.

ASSET-BACKED SECURITIES. The Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities provide periodic payments that generally consist of both interest and principal payments. Consequently, the life of an asset-backed security varies with the prepayment experience of the underlying debt instruments.

QUALITY INFORMATION. The Portfolio will limit its investments to those securi-ties which, in accordance with guidelines adopted by the Trustees, present min-imal credit risks. In addition, the Portfolio will not purchase any security (other than a U.S. Government security) unless (i) it is rated with the highest rating assigned to short-term debt securities by at least two nationally recog-nized statistical rating organizations such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("Standard & Poor's"), (ii) it is rated by only one agency with the highest such rating, or (iii) it is not rated and is determined to be of comparable quality. Determinations of compara-ble quality shall be made in accordance with procedures established by the Trustees. For a more detailed discussion of applicable quality requirements, see Investment Objectives and Policies in the Statement of Additional Informa-tion. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines below the quality required for purchase, the Portfolio shall dispose of the investment, subject in certain circumstances to a finding by the Trustees that disposing of the investment would not be in the Portfolio's best interest.

The Portfolio may also invest in securities on a when-issued or delayed deliv-ery basis and in certain privately placed securities. The Portfolio may also enter into repurchase and reverse repurchase agreements and loan its portfolio securities. For a discussion of these investments and for more information on foreign investments, see Additional Investment Information and Risk Factors.

THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND

The JPM Institutional Tax Exempt Money Market Fund's investment objective is to provide a high level of current income that is exempt from federal income tax and maintain a high level of liquidity. The Fund is designed for investors who seek current income exempt from federal income tax, stability of capital and liquidity. See Taxes. The Fund attempts to achieve its objective by investing all of its investable assets in The Tax Exempt Money Market Portfolio, a diver-sified open-end management investment company having the same investment objec-tive as the Fund.

The Portfolio attempts to achieve its investment objective by investing primar-ily in the following municipal securities which earn interest exempt from fed-eral income tax in the opinion of bond counsel for the issuer and which have effective maturities not greater than thirteen months and by maintaining a dol-lar-weighted average portfolio maturity of not more than 90 days. During normal market conditions, the Portfolio will invest at least 80% of its net assets in tax exempt obligations. Interest on these securities may be subject to state and local taxes. For more detailed information regarding tax matters, including the applicability of the alternative minimum tax, see Taxes.

MUNICIPAL BONDS. The Portfolio may invest in bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumen-talities. These obligations may be general obligation bonds secured by the is-suer's pledge of its full faith, credit and taxing power for the payment of principal and interest, or they may be revenue bonds payable from specific rev-enue sources, but not generally backed by the issuer's taxing power. These in-clude industrial development bonds where payment is the responsibility of the private industrial user of the facility financed by the bonds. The Portfolio may invest more than 25% of its assets in industrial development bonds, but may not invest more than 25% of its assets in these bonds in projects of similar type or in the same state.

MUNICIPAL NOTES. The Portfolio may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commer-cial paper and municipal demand obligations such as variable rate demand notes and master demand obligations. The interest rate on variable rate demand notes is adjustable at periodic intervals as specified in the notes. Master demand obligations permit the investment of fluctuating amounts at periodically ad-justed interest rates. They are governed by agreements between the municipal issuer and Morgan acting as agent, for no additional fee, in its capacity as Advisor to the Portfolio and as fiduciary for other clients. Although master demand obligations are not marketable to third parties, the Portfolio consid-ers them to be liquid because they are payable on demand. There is no specific percentage limitation on these investments. For more information about munici-pal notes, see Investment Objectives and Policies in the Statement of Addi-tional Information.

QUALITY INFORMATION. The Portfolio will limit its investments to those securi-ties which, in accordance with guidelines adopted by the Trustees, present minimal credit risks. In addition, the Portfolio will not purchase any munici-pal obligation unless (i) it is rated with the highest rating assigned to short-term debt securities (or, in the case of New York State municipal notes, with one of the two highest ratings assigned to short-term debt securities) by at least two nationally recognized statistical rating organizations such as Moody's and Standard & Poor's, (ii) it is rated by only one agency with such rating, or (iii) it is not rated and is determined to be of comparable quali-ty. Determinations of comparable quality shall be made in accordance with pro-cedures established by the Trustees. For a more detailed discussion of appli-cable quality requirements, see Investment Objectives and Policies in the Statement of Additional Information. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines below the quality required for purchase, the Portfolio shall dispose of the investment, subject in certain circumstances to a finding by the Trustees that disposing of the investment would not be in the Portfolio's best interest. The credit quality of variable rate demand notes and other municipal obligations is frequently enhanced by various arrangements with domestic or foreign finan-cial institutions, such as letters of credit, guarantees and insurance, and these arrangements are considered when investment quality is evaluated.

The Portfolio may also invest up to 20% of the value of its total assets in taxable securities and may purchase municipal obligations together with puts. In addition, the Portfolio may purchase municipal obligations on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agree-ments, loan its portfolio securities and purchase synthetic variable rate in-struments. For a discussion of these transactions, see Additional Investment Information and Risk Factors.

THE JPM INSTITUTIONAL TREASURY MONEY MARKET FUND

The JPM Institutional Treasury Money Market Fund's investment objective is to provide current income, maintain a high level of liquidity and preserve capi-tal. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Treasury Money Market Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

The Portfolio seeks to achieve its investment objective by investing in direct obligations of the U.S. Treasury and engaging in repurchase agreement transac-tions with respect to those obligations. The Portfolio maintains a dollar-weighted average portfolio maturity of not more than 90 days and invests in the following securities which have effective maturities of not more than thirteen months.

TREASURY SECURITIES. The Portfolio will invest in Treasury Bills, Notes, and Bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States ("Treasury Securities"). Each such obligation must have a remaining maturity of thirteen months or less at the time of purchase by the Portfolio. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. The Portfolio will not invest in U.S. Government agency obligations.

Obligations of the U.S. Treasury are guaranteed by the U.S. Government as to the timely payment of principal and interest, but the market value of such ob-ligations is not guaranteed and may rise and fall in response to changes in in-terest rates. Neither the shares of the Fund nor the interests in the Portfolio are guaranteed or insured by the U.S. Government.

The Portfolio also may purchase Treasury Securities on a when-issued or delayed delivery basis and may engage in repurchase and reverse repurchase agreement transactions involving Treasury Securities. For a discussion of these transac-tions, see Additional Investment Information and Risk Factors.

THE JPM INSTITUTIONAL SHORT TERM BOND FUND

The JPM Institutional Short Term Bond Fund's investment objective is to provide a high total return while attempting to limit the likelihood of negative quar-terly returns. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks to achieve this high total return to the extent consistent with modest risk of capital and the maintenance of li-quidity. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Short Term Bond Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

The Fund is designed for investors who place a strong emphasis on conservation of capital but who also want a return greater than that of a money market fund and other very low risk investment vehicles. It is appropriate for investors who do not require the stable net asset value typical of a money market fund but do want less price fluctuation than is typical of a longer-term bond fund.

Morgan actively manages the Portfolio's duration, the allocation of securities across market sectors and the selection of securities within sectors. Based on fundamental, economic and capital markets research, Morgan adjusts the duration of the Portfolio in accordance with its outlook for interest rates. Morgan also actively allocates the Portfolio's assets among the broad sectors of the fixed income market including, but not limited to, U.S. Government and agency securi-ties, corporate securities, private placements, asset-backed and mortgage-re-lated securities. Specific securities which Morgan believes are undervalued are selected for purchase within the sectors using advanced quantitative tools, analysis of credit risk, the expertise of a dedicated trading desk, and the judgment of fixed income portfolio managers and analysts.

Morgan also seeks to limit the likelihood of negative quarterly returns by bal-ancing the Portfolio's level of income with the possibility of capital losses. This balancing effort helps determine the Portfolio's duration.

Duration is a measure of the weighted average maturity of the bonds held in the Portfolio and can be used as a measure of the sensitivity of the Portfolio's market value to changes in interest rates. Under normal market conditions, the Portfolio's duration will range between one and three years. The maturities of the individual securities in the Portfolio may vary widely, however.

The Portfolio intends to manage its portfolio actively in pursuit of its in-vestment objective. Portfolio transactions are undertaken principally to accom-plish the Portfolio's objective in relation to expected movements in the gen-eral level of interest rates, but the Portfolio may also engage in short-term trading consistent with its objective. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See Taxes below.

CORPORATE BONDS, ETC. The Portfolio may invest in a broad range of debt securi-ties of domestic and foreign issuers. These include debt securities of various types and maturities, e.g., debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities and zero coupon securi-ties. Collateralized securities are backed by a pool of assets such as loans or receivables which generate cash flow to cover the payments due on the securi-ties. Collateralized securities are subject to certain risks, including a de-cline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as acceler-ated prepayment of mortgages or other loans backing these securities or de-struction of equipment subject to equipment trust certificates. In the event of any such prepayment the Portfolio will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower. In addition, the value of zero coupon securities which do not pay interest is more volatile than that of interest bearing debt securities with the same maturity. The Portfolio does not intend to invest in common stock but may invest to a limited extent in convertible debt or preferred stock. The Portfolio does not expect to invest more than 25% of its assets in securities of foreign issuers. If the Portfolio invests in non-U.S. dollar de-nominated securities, it hedges the foreign currency exposure into the U.S. dollar. See Additional Investment Information and Risk Factors for further in-formation on foreign investments and convertible securities.

GOVERNMENT OBLIGATIONS, ETC. The Portfolio may invest in obligations issued or guaranteed by the U.S. Government and backed by the full faith and credit of the United States. These securities include Treasury securities, obligations of the Government National Mortgage Association ("GNMA Certificates"), the Farmers Home Administration and the Export Import Bank. GNMA Certificates are mortgage-backed securities which evidence an undivided interest in mortgage pools. These securities are subject to more rapid repayment than their stated maturity would indicate because prepayments of principal on mortgages in the pool are passed through to the holder of the securities. During periods of de-clining interest rates, prepayments of mortgages in the pool can be expected to increase. The pass-through of these prepayments would have the effect of reducing the Portfolio's positions in these securities and requiring the Port-folio to reinvest the prepayments at interest rates prevailing at the time of reinvestment. The Portfolio may also invest in obligations issued or guaran-teed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment; some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System, the Federal Home Loan Banks and the Federal National Mortgage Association. Although these governmental issuers are respon-sible for payments on their obligations, they do not guarantee their market value. The Portfolio may also invest in municipal obligations which may be general obligations of the issuer or payable only from specific revenue sourc-es. However, the Portfolio will invest only in municipal obligations that have been issued on a taxable basis or have an attractive yield excluding tax con-siderations. In addition, the Portfolio may invest in debt securities of for-eign governments and governmental entities. See Additional Investment Informa-tion and Risk Factors for further information on foreign investments.

MONEY MARKET INVESTMENTS. The Portfolio may invest in the types of money mar-ket instruments in which the Money Market Fund may invest, subject to the quality requirements of the Short Term Bond Fund. See Quality Information be-low and Money Market Instruments in the Statement of Additional Information. Under normal circumstances, the Portfolio will purchase these securities to invest temporary cash balances or to maintain liquidity to meet withdrawals. However, the Portfolio may also invest in money market instruments as a tempo-rary defensive measure taken during, or in anticipation of, adverse market conditions.

QUALITY INFORMATION. Under normal market circumstances at least 80% of the Portfolio's total assets will consist of debt securities that are rated at least A by Moody's or Standard & Poor's or that are unrated and in Morgan's opinion are of comparable quality. In the case of the remaining 20% of the Portfolio's investments, the Portfolio may purchase debt securities that are rated Baa or better by Moody's or BBB or better by Standard & Poor's or are unrated and in Morgan's opinion are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics. These standards must be satisfied at the time an investment is made. If the quality of the investment later de-clines, the Portfolio may continue to hold the investment. See Appendix A in the Statement of Additional Information for more detailed information on these ratings.

The Portfolio may also purchase obligations on a when-issued or delayed deliv-ery basis, enter into repurchase and reverse repurchase agreements, loan its portfolio securities, purchase certain privately placed securities and enter into certain hedg-ing transactions that may involve options on securities and securities indexes, futures contracts and options on futures contracts. For a discussion of these investments and investment techniques, see Additional Investment Information and Risk Factors.

THE JPM INSTITUTIONAL BOND FUND

The JPM Institutional Bond Fund's investment objective is to provide a high to-tal return consistent with moderate risk of capital and maintenance of liquidi-ty. Total return will consist of income plus realized and unrealized capital gains and losses. Although the net asset value of the Fund will fluctuate, the Fund attempts to preserve the value of its investments to the extent consistent with its objective. The Fund attempts to achieve its objective by investing all of its investable assets in The U.S. Fixed Income Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

The Fund is designed for investors who seek a total return over time that is higher than that generally available from a portfolio of shorter-term obliga-tions while recognizing the greater price fluctuation of longer-term instru-ments. It may also be a convenient way to add fixed income exposure to diver-sify an existing portfolio.

Morgan actively manages the Portfolio's duration, the allocation of securities across market sectors, and the selection of specific securities within sectors. Based on fundamental, economic and capital markets research, Morgan adjusts the duration of the Portfolio in light of market conditions and Morgan's interest rate outlook. For example, if interest rates are expected to fall, the duration may be lengthened to take advantage of the expected associated increase in bond prices. Morgan also actively allocates the Portfolio's assets among the broad sectors of the fixed income market including, but not limited to, U.S. Govern-ment and agency securities, corporate securities, private placements, asset-backed and mortgage-related securities. Specific securities which Morgan be-lieves are undervalued are selected for purchase within the sectors using ad-vanced quantitative tools, analysis of credit risk, the expertise of a dedi-cated trading desk, and the judgment of fixed income portfolio managers and analysts. Under normal circumstances, Morgan intends to keep the Portfolio es-sentially fully invested with at least 65% of the Portfolio's assets invested in bonds.

Duration is a measure of the weighted average maturity of the bonds held in the Portfolio and can be used as a measure of the sensitivity of the Portfolio's market value to changes in interest rates. Under normal market conditions the Portfolio's duration will range between one year shorter and one year longer than the duration of the U.S. investment grade fixed income universe, as repre-sented by Salomon Brothers Broad Investment Grade Bond Index, the Portfolio's benchmark. Currently, the benchmark's duration is approximately 5 years. The maturities of the individual securities in the Portfolio may vary widely, how-ever.

Since the Portfolio has a longer duration than that of the Short Term Bond Fund, over the long term its total return generally can be expected to be higher and its net asset value less stable than that of the Short Term Bond Fund.

The Portfolio intends to manage its portfolio actively in pursuit of its in-vestment objective. Portfolio transactions are undertaken principally to accom-plish the Portfolio's objective in relation to expected movements in the gen-eral level of interest rates, but the Portfolio may also engage in short-term trading consistent with its objective. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See Taxes below.

CORPORATE BONDS, ETC. The Portfolio may invest in the corporate debt obliga-tions permitted for the Short Term Bond Fund.

GOVERNMENT OBLIGATIONS, ETC. The Portfolio may invest in the government debt obligations permitted for the Short Term Bond Fund.

MONEY MARKET INSTRUMENTS. The Portfolio may invest in the types of money mar-ket instruments in which the Money Market Fund may invest, subject to the quality requirements of the Bond Fund. See Quality Information below and Money Market Instruments in the Statement of Additional Information. Under normal circumstances, the Portfolio will purchase these securities to invest tempo-rary cash balances or to maintain liquidity to meet withdrawals. However, the Portfolio may also invest in money market instruments as a temporary defensive measure taken during, or in anticipation of, adverse market conditions.

QUALITY INFORMATION. It is a current policy of the Portfolio that under normal circumstances at least 65% of its total assets will consist of securities that are rated at least A by Moody's or Standard & Poor's or that are unrated and in Morgan's opinion are of comparable quality. In the case of 30% of the Port-folio's investments, the Portfolio may purchase debt securities that are rated Baa or better by Moody's or BBB or better by Standard & Poor's or are unrated and in Morgan's opinion are of comparable quality. The remaining 5% of the Portfolio's assets may be invested in debt securities that are rated Ba or better by Moody's or BB or better by Standard & Poor's or are unrated and in Morgan's opinion are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some specu-lative characteristics. Securities rated Ba by Moody's or BB by Standard & Poor's are below investment grade and considered to be speculative with regard to payment of interest and principal. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. See Appendix A in the Statement of Additional Information for more detailed information on these ratings.

The Portfolio may also purchase obligations on a when-issued or delayed deliv-ery basis, enter into repurchase and reverse repurchase agreements, loan its portfolio securities, purchase certain privately placed securities and enter into certain hedging transactions that may involve options on securities and securities indexes, futures contracts and options on futures contracts. For a discussion of these investments and investment techniques, see Additional In-vestment Information and Risk Factors.

THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND

The JPM Institutional Tax Exempt Bond Fund's investment objective is to pro-vide a high level of current income exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. See Taxes. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Tax Exempt Bond Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

The Fund is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short-term tax exempt obliga-tions and who are willing to incur the greater price fluctuation of longer-term instruments.

The Portfolio attempts to achieve its investment objective by investing pri-marily in municipal securities of the types permitted for the Tax Exempt Money Market Fund which earn interest exempt from federal income tax in the opinion of bond counsel for the issuer. During normal market conditions, the Portfolio will invest at least 80% of its net assets in tax exempt obligations. Interest on these securities may be subject to state and local taxes. For more detailed information regarding tax matters, including the applicability of the alterna-tive minimum tax, see Taxes.

Morgan believes that based upon current market conditions, the Portfolio will consist of a portfolio of securities with a duration of four to seven years. In view of the duration of the Portfolio, under normal market conditions, the Fund's yield can be expected to be higher and its net asset value less stable than those of the Tax Exempt Money Market Fund. Duration is a measure of the weighted average maturity of the bonds held in the Portfolio and can be used as a measure of the sensitivity of the Portfolio's market value to changes in interest rates. The maturities of the individual securities in the Portfolio may vary widely, however, as Morgan adjusts the Portfolio's holdings of long-term and short-term debt securities to reflect its assessment of prospective changes in interest rates, which may adversely affect current income.

The Portfolio intends to manage its portfolio actively in pursuit of its in-vestment objective. Portfolio transactions are undertaken principally to accom-plish the Portfolio's objective in relation to expected movements in the gen-eral level of interest rates, but the Portfolio may also engage in short-term trading consistent with its objective. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See Taxes below.

The value of Portfolio's investments will generally fluctuate inversely with changes in prevailing interest rates. The value of the Portfolio's investments will also be affected by changes in the creditworthiness of issuers and other market factors. The quality criteria applied in the selection of portfolio se-curities are intended to minimize adverse price changes due to credit consider-ations. The value of the Portfolio's municipal securities can also be affected by market reaction to legislative consideration of various tax reform propos-als. Although the net asset value of Portfolio fluctuates, the Portfolio at-tempts to preserve the value of its investments to the extent consistent with its objective.

MUNICIPAL BONDS. The municipal securities in which the Portfolio may invest in-clude municipal bonds of the types permitted for the Tax Exempt Money Market Fund. The Portfolio may invest more than 25% of its assets in industrial devel-opment bonds, but may not invest more than 25% of its assets in industrial de-velopment bonds in projects of similar type or in the same state.

MONEY MARKET INSTRUMENTS. The Portfolio may invest in the types of short-term municipal obligations in which the Tax Exempt Money Market Fund may invest. These obligations will meet the quality requirements described below except that short-term municipal obligations of New York State issuers may be rated MIG-2 by Moody's or SP-2 by Standard & Poor's. Under normal circumstances, the Portfolio will purchase these securities to invest temporary cash balances or to maintain liquidity to meet withdrawals. However, the Portfolio may also in-vest in money market instruments as a temporary defensive measure taken during, or in anticipation of, adverse market conditions.

QUALITY INFORMATION. The Portfolio will not purchase any municipal obligation unless it is rated at least A, MIG-1 or Prime-1 by Moody's or A, SP-1 or A1 by Standard & Poor's (except for short-term obligations of New York State issuers as described above) or it is unrated and in Morgan's opinion it is of compara-ble quality. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may con-tinue to hold the investment.

In certain circumstances, the Portfolio may also invest up to 20% of the value of its total assets in taxable securities. In addition, the Portfolio may pur-chase municipal obligations together with puts, securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agree-ments, purchase synthetic variable rate instruments, loan its portfolio securi-ties, purchase certain privately placed securities and enter into certain hedg-ing transactions that may involve options on securities and securities indexes, futures contracts and options on futures contracts. For a discussion of these transactions, see Additional Investment Information and Risk Factors.

THE JPM INSTITUTIONAL INTERNATIONAL BOND FUND

The JPM Institutional International Bond Fund's investment objective is to pro-vide a high total return, consistent with moderate risk of capital, from a portfolio of international fixed income securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund at-tempts to achieve its objective by investing all of its investable assets in The Non-U.S. Fixed Income Portfolio, a non-diversified open-end management in-vestment company having the same investment objective as the Fund. The Portfo-lio seeks to achieve its objective by investing in the types of fixed income securities described below. The expected total return of a portfolio of fixed income securities may not be as high as that of a portfolio of equity securi-ties.

The Fund is designed for investors who seek exposure to the international bond markets in their investment portfolios.

Morgan actively manages the Portfolio's allocation across countries, its dura-tion and the selection of specific securities within countries. Based on funda-mental economic and capital markets research, quantitative valuation techniques and experienced judgment, Morgan allocates the Portfolio's assets primarily among the developed countries of the world outside the United States. Morgan adjusts the Portfolio's duration in light of market conditions and the Advi-sor's interest rate outlook for the countries in which it invests. The Advisor selects securities among the broad sectors of the fixed income market includ-ing, but not limited to, debt obligations of governments and their agencies, supranational organizations, corporations and banks, taking into consideration such factors as their relative value, the likelihood of a change in credit rat-ing, and the liquidity of the issue. Under normal circumstances, the Advisor intends to keep the Portfolio essentially fully invested with at least 65% of the Portfolio's assets invested in bonds of foreign issuers. These investments will be made in at least three foreign countries. For further information on international investments, see Additional Information and Risk Factors.

Duration is a measure of the weighted average maturity of the bonds held in the Portfolio and can be used as a measure of the sensitivity of the Portfolio's market value to changes in interest rates. Typically, the Portfolio's duration will range between one year shorter and one year longer than the duration of the non-U.S. fixed income universe, as represented by Salomon Brothers Non-U.S. World Government Bond Index (currency hedged), the Portfolio's benchmark. Cur-rently the benchmark's duration is approximately five years. The maturities of the individual bonds in the Portfolio may vary widely, however.

The Portfolio may invest in securities denominated in foreign currencies, the U.S. dollar or multinational currency units such as the ECU. The Advisor will generally attempt to hedge the Portfolio's foreign currency exposure into the U.S. dollar. However, the Advisor may from time to time decide to keep foreign currency positions unhedged or engage in foreign currency transactions if, based on fundamental research, technical factors and the judgment of experi-enced currency managers, it believes the foreign currency exposure will benefit the Portfolio. For further information on foreign currency exchange transac-tions, see Additional Investment Information and Risk Factors.

The Portfolio intends to manage its portfolio actively in pursuit of its in-vestment objective. Portfolio transactions are undertaken principally to accom-plish the Portfolio's objective in relation to expected movements in the gen-eral level of interest rates in each country, but the Portfolio may also engage in short-term trading consistent with its objective. To the extent the Portfo-lio engages in short-term trading, it may realize short-term capital gains or losses and incur increased transaction costs. See Taxes below. The estimated annual portfolio turnover rate for the Portfolio is generally not expected to exceed 300%.

CORPORATE BONDS. The Portfolio may invest in a broad range of debt obligations of foreign issuers. These include debt securities of foreign corporations; debt obligations of foreign banks and bank holding companies; and debt obligations issued or guaranteed by supranational organizations such as the World Bank, the European Investment Bank and the Asian Development Bank. To a limited extent, the Portfolio may also invest in non-U.S. dollar denominated securities of U.S. issuers.

GOVERNMENT SECURITIES. The Portfolio may invest in debt obligations issued or guaranteed by a foreign sovereign government or one of its agencies, authori-ties, instrumentalities or political subdivisions including a foreign state, province or municipality.

MONEY MARKET INSTRUMENTS. The Portfolio may invest in money market instruments of foreign or domestic issuers denominated in U.S. dollars and other curren-cies. Under normal circumstances the Portfolio will purchase these securities as a part of its management of the Portfolio's duration to invest temporary cash balances or to maintain liquidity to meet redemptions. However, the Port-folio may also invest in money market instruments without limitation as a tem-porary defensive measure taken in the Advisor's judgment during, or in antici-pation of, adverse market conditions. For more detailed information about these money market investments, see Investment Ob-jectives and Policies in the Statement of Additional Information.

QUALITY INFORMATION. Under normal circumstances at least 65% of the Portfolio's total assets will consist of securities that at the time of purchase are rated at least A by Moody's or Standard & Poor's or that are unrated and in the Advi-sor's opinion are of comparable quality. In the case of the remaining 35% of the Portfolio's investments, the Portfolio may purchase securities that are rated Baa or better by Moody's or BBB or better by Standard & Poor's or are unrated and in the Advisor's opinion are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics. These standards must be sat-isfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. See Appendix A in the Statement of Additional Information for more detailed information on these ratings.

NON-DIVERSIFICATION. The Portfolio is registered as a non-diversified invest-ment company which means that the Portfolio is not limited by the Investment Company Act of 1940 (the "1940 Act") in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, the Portfolio may in-vest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, may be subject to greater risk with respect to its portfolio securities. The Portfolio, however, will comply with the diversifica-tion requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See Taxes below.

The Portfolio may also purchase securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, loan its port-folio securities, purchase certain privately placed securities and enter into forward foreign currency exchange contracts. In addition, the Portfolio may use options on securities and indexes of securities, futures contracts and options on futures contracts for hedging and risk management purposes. Forward foreign currency exchange contracts, options and futures contracts are derivative in-struments. For a discussion of these investments and investment techniques, see Additional Investment Information and Risk Factors.

THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND

The JPM Institutional Selected U.S. Equity Fund's investment objective is to provide a high total return from a portfolio of selected equity securities. To-tal return will consist of realized and unrealized capital gains and losses plus income. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Selected U.S. Equity Portfolio, a diversi-fied open-end management investment company having the same investment objec-tive as the Fund. The Portfolio invests primarily in the common stock of large and medium sized U.S. corporations.

The Fund is designed for investors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index.

Morgan seeks to enhance the Portfolio's total return relative to that of the universe of large and medium sized U.S. companies, typically represented by the S&P 500 Index, through fundamental analysis, systematic stock valuation and disciplined portfolio construction. Based on internal fundamental research, Morgan uses a dividend discount model to rank companies within economic sectors according to their relative value. From the universe of securities this model shows as undervalued, Morgan selects stocks for the Portfolio based on a vari-ety of criteria including the company's managerial strength, prospects for growth and competitive position. Morgan may modestly under or over-weight se-lected economic sectors against the S&P 500 Index's sector weightings to seek to enhance the Portfolio's total return or reduce the fluctuation in its market value relative to the Index.

The Portfolio intends to manage its portfolio actively in pursuit of its in-vestment objective. The Portfolio does not intend to respond to short-term mar-ket fluctuations or to acquire securities for the purpose of short-term trad-ing; how-ever, it may take advantage of short-term trading opportunities that are con-sistent with its objective. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See Taxes below.

EQUITY INVESTMENTS. During ordinary market conditions, the Advisor intends to keep the Portfolio essentially fully invested with at least 65% of the Portfo-lio's net assets invested in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, war-rants, rights and convertible securities. The Portfolio's primary equity in-vestments are the common stocks of large and medium-sized U.S. corporations and, to a limited extent, similar securities of foreign corporations. The com-mon stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited part-nership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The Portfolio invests in securities listed on a securities exchange or traded in an over-the-counter market, and may in-vest in certain restricted or unlisted securities.

FOREIGN INVESTMENTS. The Portfolio may invest in equity securities of foreign corporations included in the S&P 500 Index or listed on a national securities exchange. However, the Portfolio does not expect to invest more than 5% of its assets at the time of purchase in securities of foreign issuers. For further information on foreign investments and foreign currency exchange transactions, see Additional Investment Information and Risk Factors.

The Portfolio may also invest in securities on a when-issued or delayed deliv-ery basis, enter into repurchase and reverse repurchase agreements, loan its portfolio securities, purchase certain privately placed securities and money market instruments, and enter into certain hedging transactions that may in-volve options on securities and securities indexes, futures contracts and op-tions on futures contracts. For a discussion of these investments and invest-ment techniques, see Additional Investment Information and Risk Factors.

THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND

The JPM Institutional U.S. Small Company Fund's investment objective is to provide a high total return from a portfolio of equity securities of small companies. Total return will consist of realized and unrealized capital gains and losses plus income. The Fund attempts to achieve its investment objective by investing all of its investable assets in The U.S. Small Company Portfolio, a diversified open-end management investment company having the same invest-ment objective as the Fund. The Portfolio invests primarily in the common stock of small U.S. companies. The small company holdings of the Portfolio are primarily companies included in the Russell 2500 Index.

The Fund is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large compa-nies. The Fund may also serve as an efficient vehicle to diversify an existing portfolio by adding the equities of smaller U.S. companies.

Morgan seeks to enhance the Portfolio's total return relative to that of the U.S. small company universe. To do so, Morgan uses fundamental research, sys-tematic stock valuation and a disciplined portfolio construction process. Mor-gan continually screens the universe of small capitalization companies to identify for further analysis those companies which exhibit favorable charac-teristics such as significant and predictable cash flow and high quality man-agement. Based on fundamental research and using a dividend discount model, Morgan ranks these companies within economic sectors according to their rela-tive value. Morgan then selects for purchase the most attractive companies within each economic sector.

Morgan uses a disciplined portfolio construction process to seek to enhance returns and reduce volatility in the market value of the Portfolio relative to that of the U.S. small company universe. Morgan believes that under normal market conditions, the Portfolio will have sector weightings comparable to that of the U.S. small company universe, although it may moderately under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale by the Portfolio.

The Portfolio intends to manage its investments actively in pursuit of its in-vestment objective. Since the Portfolio has a long-term investment perspec-tive, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, it may take advantage of short-term trading opportunities that are consistent with its ob-jective. To the extent the Portfolio engages in short-term trading, it may in-cur increased transaction costs. See Taxes below.

PERMISSIBLE INVESTMENTS. The Portfolio may invest in the same types of securi-ties and use the same investment techniques, subject to the same limitations, as permitted for the Selected U.S. Equity Fund, except that its foreign in-vestments are limited to the equity securities of foreign issuers that are listed on a national securities exchange or denominated or principally traded in U.S. dollars.

THE JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND

The JPM Institutional International Equity Fund's investment objective is to provide a high total return from a portfolio of equity securities of foreign corporations. Total return will consist of realized and unrealized capital gains and losses plus income. The Fund attempts to achieve its investment ob-jective by investing all of its investable assets in The Non-U.S. Equity Port-folio, a diversified open-end management investment company having the same investment objective as the Fund.

The Fund is designed for investors with a long-term investment horizon who want to diversify their portfolios by investing in an actively managed portfo-lio of non-U.S. securities that seeks to outperform the Morgan Stanley Europe, Australia and Far East Index (the "EAFE Index").

The Portfolio seeks to achieve its investment objective through country allo-cation, stock selection and management of currency exposure. Morgan uses a disciplined portfolio construction process to seek to enhance returns and re-duce volatility in the market value of the Portfolio relative to that of the EAFE Index.

Based on fundamental research, quantitative valuation techniques, and experi-enced judgment, Morgan uses a structured decision-making process to allocate the Portfolio primarily across the developed countries of the world outside the United States by under- or overweighting selected countries in the EAFE Index. Currently, Japan has the heaviest weighting in the EAFE Index and in the Portfolio. At November 30, 1995, the approximate Japan weighting was 41% in the EAFE Index and 45% in the Portfolio.

Using a dividend discount model and based on analysts' industry expertise, se-curities within each country are ranked within economic sectors according to their relative value. Based on this valuation, Morgan selects the securities which appear the most attractive for the Portfolio. Morgan believes that under normal market conditions, economic sector weightings generally will be similar to those of the relevant equity index.

Finally, Morgan actively manages currency exposure, in conjunction with coun-try and stock allocation, in an attempt to protect and possibly enhance the Portfolio's market value. Through the use of forward foreign currency exchange contracts, Morgan will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive and, in certain circum-stances, increase exposure to currencies deemed attractive, as market condi-tions warrant, based on fundamental research, technical factors, and the judg-ment of a team of experienced currency managers. For further information on foreign currency exchange transactions, see Additional Investment Information and Risk Factors.

The Portfolio intends to manage its portfolio actively in pursuit of its in-vestment objective. The Portfolio does not expect to trade in securities for short-term profits; however, when circumstances warrant, securities may be sold without regard to the length of time held. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See Taxes below.

EQUITY INVESTMENTS. In normal circumstances, Morgan intends to keep the Port-folio essentially fully invested with at least 65% of the value of its total assets in equity securities of foreign issuers, consisting of common stocks and other securities with equity characteristics such as preferred stock, war-rants, rights and convertible securities. The Portfolio's primary equity in-vestments are the common stock of established companies based in developed countries outside the United States. Such investments will be made in at least three foreign countries. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity inter-est such as trust or limited partnership interests. The Portfolio may also in-vest in securities of issuers located in developing countries. See Additional Investment Information and Risk Factors. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain re-stricted or unlisted securities.

The Portfolio may also invest in money market instruments denominated in U.S. dollars and other currencies, securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, loan its port-folio securities, purchase certain privately placed securities, enter into forward contracts on foreign currencies and enter into certain hedging trans-actions that may involve options on securities and securities indexes, futures contracts and options on futures contracts. For a discussion of these invest-ments and investment techniques, see Additional Investment Information and Risk Factors.

THE JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND

The JPM Institutional Emerging Markets Equity Fund's investment objective is to achieve a high total return from a portfolio of equity securities of compa-nies in emerging markets. Total return will consist of realized and unrealized capital gains and losses plus income. The Fund attempts to achieve its invest-ment objective by investing all its investable assets in The Emerging Markets Equity Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

The Fund is designed for long-term investors who want exposure to the rapidly growing emerging markets. THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM NOR IS THE FUND SUITABLE FOR ALL INVESTORS. Many investments in emerg-ing markets can be considered speculative, and therefore may offer higher po-tential for gains and losses and may be more volatile than investments in the developed markets of the world. See Additional Investment Information and Risk Factors.

As used in this Prospectus, "emerging markets" include any country which is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its author-ities. These countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ire-land, Italy, Japan, Netherlands, New Zealand, Norway, Spain, Sweden, Switzer-land, United Kingdom and United States. The Portfolio will focus its invest-ments in those emerging markets countries which it believes have strongly de-veloping economies and in which the markets are becoming more sophisticated.

A company in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of, and with a principal office in, an emerging market; or (iii) (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets.

The Advisor seeks to achieve the Portfolio's investment objective by a disci-plined process of country allocation and company selection. Based on fundamen-tal research, quantitative analysis, and experienced judgment, the Advisor identi-fies those countries where economic and political factors, including currency movements, are likely to produce above-average returns. Based on their rela-tive value, the Advisor then selects those companies in each country's major industry sectors which it believes are best positioned and managed to take ad-vantage of these economic and political factors.

The Portfolio intends to manage its portfolio actively in pursuit of its in-vestment objective. The Portfolio does not expect to trade in securities for short-term profits; however, when circumstances warrant, securities may be sold without regard to the length of time held. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See Taxes below.

EQUITY INVESTMENTS. In normal circumstances, the Advisor intends to keep the Portfolio essentially fully invested with at least 65% of the value of its to-tal assets in equity securities of emerging markets issuers, consisting of common stocks and other securities with equity characteristics such as pre-ferred stock, warrants, rights and convertible securities. The Portfolio's primary equity investments are the common stock of established companies in the emerging markets countries the Advisor has identified as attractive. The assets of the Portfolio ordinarily will be invested in the securities of is-suers in at least three different emerging markets countries. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest such as trust or limited partnership in-terests. The Portfolio invests in securities listed on securities exchanges, traded in over-the-counter markets, and may invest in certain restricted or unlisted securities.

Certain emerging markets are closed in whole or in part to equity investments by foreigners except through specifically authorized investment funds. Securi-ties of other investment companies may be acquired by the Portfolio to the ex-tent permitted under the 1940 Act-that is, the Portfolio may invest up to 10% of its total assets in securities of other investment companies so long as not more than 3% of the outstanding voting stock of any one investment company is held by the Portfolio. In addition, not more than 5% of the Portfolio's total assets may be invested in the securities of any one investment company. As a shareholder in an investment fund, the Portfolio would bear its share of that investment fund's expenses, including its advisory and administration fees. At the same time the Portfolio and the Fund would continue to pay their own oper-ating expenses.

The Portfolio may also invest in money market instruments denominated in U.S. dollars and other currencies, securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, loan its port-folio securities, purchase certain privately placed securities and enter into forward foreign currency exchange contracts. In addition, the Portfolio may use options on securities and securities indexes, futures contracts and op-tions on futures contracts for hedging and risk management purposes. For a discussion of these investments and investment techniques, see Additional In-vestment Information and Risk Factors.

THE JPM INSTITUTIONAL DIVERSIFIED FUND

The JPM Institutional Diversified Fund's investment objective is to provide a high total return from a diversified portfolio of equity and fixed income se-curities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund attempts to achieve its investment objec-tive by investing all of its investable assets in The Diversified Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

The Portfolio seeks to provide a total return that approaches that of the uni-verse of equity securities of large and medium sized U.S. companies and that exceeds the return typical of a portfolio of fixed income securities. The Portfolio attempts to achieve this return by investing in equity and fixed in-come instruments, as described below.

The Fund is designed primarily for investors who wish to invest for long-term objectives such as retirement. It is appropriate for investors who seek to at-tain real appreciation in the market value of their investments over the long term, but with somewhat less price fluctuation than a portfolio consisting only of equity securities. The Fund may be an attractive option for investors who want a professional investment adviser to decide how their investments should be allocated between equity and fixed income securi-ties.

Under normal circumstances, the Portfolio will be invested approximately 65% in equities and 35% in fixed income securities. The equity portion of the Portfo-lio will be invested primarily in large and medium sized U.S. companies with market capitalizations above $1.5 billion, with the balance in small U.S. com-panies primarily included in the Russell 2000 Index and in foreign issuers pri-marily in developed countries. Under normal circumstances, Morgan expects that approximately 52% of the Portfolio will be in equity securities of large and medium sized companies, 3% in small companies and 10% in foreign issuers. How-ever, Morgan may allocate the Portfolio's investments among these asset classes in a manner consistent with the Portfolio's investment objective and current market conditions. Using a variety of analytical tools, Morgan assesses the relative attractiveness of each asset class and determines an optimal alloca-tion among them. Morgan then selects securities within each asset class based on fundamental research and quantitative analysis.

The Portfolio intends to manage its portfolio actively in pursuit of its in-vestment objective. Since the Portfolio has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, it may take advan-tage of short-term trading opportunities that are consistent with its objec-tive. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See Taxes below.

EQUITY INVESTMENTS. For the equity portion of the Portfolio, Morgan seeks to achieve a high total return through fundamental analysis, systematic stock val-uation and disciplined portfolio construction. For domestic equities, based on internal fundamental research, Morgan uses a dividend discount model to value equity securities and rank a universe of large and medium capitalization compa-nies or small companies within economic sectors according to their relative value. Morgan then buys and sells securities within each economic sector based on this valuation process to seek to enhance the Portfolio's return. For for-eign equities, the Portfolio's investment process involves country allocation, stock selection and management of currency exposure. Morgan allocates this por-tion of the Portfolio by under- or over-weighting selected countries in the EAFE Index. Using a dividend discount model and based on analysts' industry ex-pertise, securities within each country are ranked within economic sectors ac-cording to their relative value and those which appear the most attractive are selected. Currency exposure is also actively managed to protect and possibly enhance the market value of the Portfolio. In addition, Morgan uses this disci-plined portfolio construction process to seek to reduce the volatility of the large and medium capitalization equity portion of the Portfolio relative to that of the S&P 500 Index, of the small company portion of the Portfolio rela-tive to that of the Russell 2000 and of the foreign equity portion of the Port-folio relative to that of the EAFE Index.

The Portfolio's equity investments will include common stock of any class or series or any similar equity interest, such as trust or limited partnership in-terests. The Portfolio's equity investments may also include preferred stock, warrants, rights and convertible securities. The Portfolio's equity securities may or may not pay dividends and may or may not carry voting rights.

FIXED INCOME INVESTMENTS. For the fixed income portion of the Portfolio, Morgan seeks to provide a high total return by actively managing the duration of the Portfolio's fixed income securities, the allocation of securities across market sectors, and the selection of securities within sectors. Based on fundamental, economic and capital markets research, Morgan adjusts the duration of the Port-folio's fixed income investments in light of market conditions. Morgan also ac-tively allocates the Portfolio's fixed income investments among the broad sec-tors of the fixed income market. Securities which Morgan believes are underval-ued are selected for purchase from the sectors using advanced quantitative tools, analysis of credit risk, the expertise of a dedicated trading desk, and the judgment of fixed income portfolio managers and analysts.

Duration is a measure of the weighted average maturity of the fixed income se-curities held in the Portfolio and can be used as a measure of the sensitivity of the Portfolio's market value to changes in interest rates. Under normal market conditions the duration of the fixed income portion of the Portfolio will range between one year shorter and one year longer than the duration of the U.S. investment grade fixed income universe, as represented by the Salomon Brothers Broad Investment Grade Bond Index. Currently, the Index's duration is approximately five years. The maturities of the individual fixed income secu-rities in the Portfolio may vary widely, however.

The Portfolio may invest in a broad range of debt securities of domestic and foreign issuers. These include corporate bonds, debentures, notes, mortgage-related securities, and asset-backed securities; U.S. Government and agency securities; and private placements. See The JPM Institutional Short Term Bond Fund for more detailed information on fixed income securities.

QUALITY INFORMATION. It is a current policy of the Portfolio that under normal circumstances at least 65% of that portion of the Portfolio invested in fixed income securities will consist of securities that are rated at least A by Moody's or Standard & Poor's or that are unrated and in Morgan's opinion are of comparable quality. In the case of 30% of the Portfolio's fixed income in-vestments, the Portfolio may purchase debt securities that are rated Baa or better by Moody's or BBB or better by Standard & Poor's or are unrated and in Morgan's opinion are of comparable quality. The remaining 5% of the Portfo-lio's fixed income investments may be debt securities that are rated Ba or better by Moody's or BB or better by Standard & Poor's or are unrated and in Morgan's opinion are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some specu-lative characteristics. Securities rated Ba by Moody's or BB by Standard & Poor's are below investment grade and considered to be speculative with regard to payment of interest and principal. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. See Appendix A in the Statement of Additional Information for more detailed information on these ratings.

FOREIGN INVESTMENTS. The Portfolio may invest in common stocks and convertible securities of foreign corporations as well as fixed income securities of for-eign government and corporate issuers. However, the Portfolio does not expect to invest more than 30% of its assets at the time of purchase in securities of foreign issuers. For further information on foreign investments and foreign currency exchange transactions, see Additional Investment Information and Risk Factors.

The Portfolio may also invest in securities on a when-issued or delayed deliv-ery basis, enter into repurchase and reverse repurchase agreements, loan its portfolio securities, purchase certain privately placed securities and money market instruments and enter into forward contracts on foreign currencies. In addition, the Portfolio may use options on securities and indexes of securi-ties, futures contracts and options on futures contracts for hedging and risk management purposes. For a discussion of these investments and investment techniques, see Additional Investment Information and Risk Factors.

ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

CONVERTIBLE SECURITIES. The Portfolios for the Short Term Bond, Bond, Interna-tional Bond, Selected U.S. Equity, U.S. Small Company, Emerging Markets Equi-ty, International Equity and Diversified Funds may invest in convertible secu-rities of domestic and, subject to each Portfolio's investment restrictions, foreign issuers. The convertible securities in which the Portfolios may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified num-ber of shares of common stock, usually of the same company, at specified prices within a certain period of time.

WARRANTS. The Portfolios for the Selected U.S. Equity, U.S. Small Company, In-ternational Equity, Emerging Markets Equity and Diversified Funds may invest in warrants, which entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying se-curities.

Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each of the Portfolios may pur-chase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and for fixed income investments no in-terest accrues to the Portfolio until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. Each Port-folio maintains with the Custodian a separate account with a segregated port-folio of securities in an amount at least equal to these commitments. When en-tering into a when-issued or delayed delivery transaction, the Portfolio re-lies on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of each Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabil-ities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS. Each of the Portfolios may engage in repurchase agree-ment transactions with brokers, dealers or banks that meet the credit guide-lines established by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The Portfolio for the Treasury Money Market Fund only enters into repurchase agreements involving U.S. Treasury securi-ties. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as col-lateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in certain repurchase agreements and certain other in-vestments which may be considered illiquid are limited. See Illiquid Invest-ments; Privately Placed and other Unregistered Securities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, each of the Portfolios is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. Each of the Portfolios may lend its securities if such loans are secured continuously by cash or equiva-lent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days af-ter notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Portfolio and its respective investors. The Portfolios may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Port-folios will consider all facts and circumstances, including the creditworthi-ness of the borrowing financial institution, and the Portfolios will not make any loans in excess of one year. The Portfolios will not lend their securities to any officer, Trustee, Director, employee or other affiliate of the Portfo-lios, the Advisor or the Distributor, unless otherwise permitted by applicable law.

REVERSE REPURCHASE AGREEMENTS. Each of the Portfolios is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agree-ment. For purposes of the 1940 Act, it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. For more information, see Investment Objectives and Policies in the Statement of Additional Information.

FOREIGN INVESTMENT INFORMATION. The Portfolios for the Money Market, Short Term Bond, Bond, Selected U.S. Equity, U.S. Small Company and Diversified Funds may invest in certain foreign securities. The Portfolios for the Inter-national Bond, International Equity and Emerging Markets Equity Funds invest primarily in foreign securities. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform ac-counting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may de-crease the net return on foreign investments as compared to dividends and in-terest paid to these Portfolios by domestic companies.

Investors should realize that the value of each Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, na-tionalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depre-ciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign na-tions may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign is-suer. Any foreign investments made by the Portfolios must be made in compli-ance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

In addition, while the volume of transactions effected in foreign bond markets or on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic markets or security exchanges. Ac-cordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. issuers or companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers, financial institutions and issuers located in foreign countries than in the United States.

Although the Portfolios for the International Bond and International Equity Funds invest primarily in securities of established issuers based in developed foreign countries, they may also invest in securities of issuers in emerging markets countries. The Portfolio for the Emerging Markets Equity Fund invests primarily in equity securities of companies in emerging markets countries. In-vestments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolios' investment opportunities including restrictions on investing in issuers or in-dustries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and pri-vate property.

Each of the Portfolios may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Re-ceipts ("EDRs") or other similar securities of foreign issuers. These securi-ties may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust com-pany evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same share-holder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

In the case of the Portfolios for the Short Term Bond, Bond, International Bond, Selected U.S. Equity, U.S. Small Company, International Equity, Emerging Markets Equity and Diversified Funds, since investments in foreign securities involve foreign currencies, the value of their assets as measured in U.S. dol-lars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. See Foreign Cur-rency Exchange Transactions.

For a discussion of investment risks associated with the general economic and political conditions in Japan, see Investment Objectives and Policies in the Statement of Additional Information.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolios for the Short Term Bond, Bond, International Bond, Selected U.S. Equity, U.S. Small Company, International Equity, Emerging Markets Equity and Diversified Funds buy and sell securities and receive interest and dividends in currencies other than the U.S. dollar, the Portfolios for these Funds may enter from time to time into foreign currency exchange transactions. The Portfolios either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or use forward contracts to purchase or sell foreign currencies. The cost of a Portfolio's spot currency exchange transac-tions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contracts. These contracts are entered into in the interbank market directly between currency traders (usually large commer-cial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without com-mission. The Portfolios will not enter into forward contracts for speculative purposes. Neither spot transactions nor forward foreign currency exchange con-tracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Each of these Portfolios may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates be-tween the trade and settlement dates of specific securities transactions or an-ticipated securities transactions. The Portfolios may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or prin-cipally traded in a foreign currency. To do this, a Portfolio would enter into a forward contract to sell the foreign currency in which the investment is de-nominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency. A Portfolio will only enter into forward contracts to sell a foreign currency in exchange for another foreign currency if the Advisor expects the foreign currency purchased to appreciate against the U.S. dollar.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency in-crease. In addition, forward contracts that convert a foreign currency into an-other foreign currency will cause the Portfolio to assume the risk of fluctua-tions in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the fu-ture value of such securities in foreign currencies will change as a conse-quence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

TAXABLE INVESTMENTS FOR THE TAX EXEMPT FUNDS. The Portfolios for the Tax Exempt Money Market and Tax Exempt Bond Funds each attempt to invest its assets in tax exempt municipal securities; however, these Portfolios are each permitted to invest up to 20% of the value of their respective total assets in securities, the interest income on which may be subject to federal, state or local income taxes. These Portfolios may make taxable investments pending investment of pro-ceeds from sales of their interests or portfolio securities, pending settlement of purchases of portfolio securities, to maintain liquidity or when it is ad-visable in Morgan's opinion because of adverse market conditions. The Portfo-lios will invest in taxable securities only if there are no tax exempt securi-ties available for purchase or if the after tax yield, in the case of the Port-folio for the Money Market Fund, or the expected return, in the case of the Portfolio for the Tax Exempt Bond Fund, from an investment in taxable securi-ties exceeds the yield or expected return, as the case may be, on available tax exempt securities. In abnormal market conditions, if, in the judgment of Mor-gan, tax exempt securities satisfying the Tax Exempt Bond Fund's investment ob-jective may not be purchased, its corresponding Portfolio may, for defensive purposes only, temporarily invest more than 20% of its net assets in debt secu-rities the interest on which is subject to federal, state or local income tax-es. The taxable investments permitted for these Portfolios include obligations of the U.S. Government and its agencies and instrumentalities, bank obliga-tions, commercial paper and repurchase agreements and, in the case of the Tax Exempt Bond Fund, other debt securities which meet the Fund's quality require-ments. See Taxes.

PUTS FOR THE TAX EXEMPT FUNDS. The Portfolios for the Tax Exempt Money Market and Tax Exempt Bond Funds may purchase without limit municipal bonds or notes together with the right to resell them at an agreed price or yield within a specified period prior to maturity. This right to resell is known as a put. The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid. Consistent with the investment objectives of these Portfolios and subject to the supervision of the Trustees, the purpose of this practice is to permit the Portfolios to be fully invested in tax exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large withdrawals, to purchase at a later date securities other than those subject to the put and, in the case of the Tax Exempt Bond Fund, to facilitate Morgan's ability to manage the portfo-lio actively. The principal risk of puts is that the put writer may default on its obligation to repurchase. Morgan will monitor each writer's ability to meet its obligations under puts.

The amortized cost method is used by the Portfolio for the Tax Exempt Money Market Fund to value all municipal securities; no value is assigned to any puts. This method is also used by the Portfolio for the Tax Exempt Bond Fund to value municipal securities with maturities of less than 60 days; when these se-curities are subject to puts separate from the underlying securities, no value is assigned to the puts. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires. See the State-ment of Additional Information for the valuation procedure if the Portfolio for the Tax Exempt Bond Fund were to invest in municipal securities with maturities of 60 days or more that are subject to separate puts.

SYNTHETIC VARIABLE RATE INSTRUMENTS FOR THE TAX EXEMPT FUNDS. The Portfolios for the Tax Exempt Money Market and Tax Exempt Bond Funds may invest in certain synthetic variable rate instruments. Such instruments generally involve the de-posit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. Morgan will review the struc-ture of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the Portfolios will be that of holding the long-term bond, which in the case of the Portfolio for the Tax Exempt Money Market Fund may require the disposition of the bond which could be at a loss.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED
SECURITIES. Subject to the limitations described below, each of the Portfolios may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An il-liquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securi-ties or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

Acquisition of illiquid investments by the Portfolio for the Money Market Fund is subject to the 10% fundamental policy limitation described below under In-vestment Restrictions. Acquisitions of illiquid investments by the Portfolios for the other Funds is subject to the following non-fundamental policies. The Portfolio for each of the Tax Exempt Money Market and Treasury Money Market Funds may not acquire any illiquid securities if, as a result thereof, more than 10% of the market value of the Portfolio's net assets would be in illiquid investments. The Portfolio for each of the Short Term Bond, Bond, Tax Exempt Bond, International Bond, Selected U.S. Equity, U.S. Small Company, Interna-tional Equity, Emerging Markets Equity and Diversified Funds may not invest in additional illiquid securities if, as a result, more than 15% of the market value of its net assets would be invested in illiquid securities.

Each of the Portfolios may also purchase Rule 144A securities sold to institu-tional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Ad-visor and approved by the Trustees. The Trustees will monitor the Advisor's im-plementation of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolios for each of the Bond, Short Term Bond, Tax Exempt Bond, International Bond and Diversified Funds may (a) purchase exchange traded and over-the-counter (OTC) put and call options on fixed income securities and indexes of fixed income securities, (b) purchase and sell futures contracts on fixed income securities and indexes of fixed in-come securities and (c) purchase put and call options on futures contracts on fixed income securities and indexes of fixed income securities. The Portfolios for each of the Bond, Short Term Bond, Tax Exempt Bond and Diversified Funds may also purchase and sell futures contracts on fixed income securities and purchase put and call options on futures contracts on fixed income securities. In addition, the Portfolios for the International Bond and Diversified Funds may sell (write) exchange traded and OTC put and call options on indexes of fixed income securities and on futures contracts on indexes of fixed income se-curities; the Portfolio for the Diversified Fund may also sell these options on fixed income securities and on futures contracts on fixed income securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

The Portfolios for each of the Selected U.S. Equity, U.S. Small Company, Inter-national Equity, Emerging Markets Equity and Diversified Funds may (a) purchase exchange traded and OTC put and call options on equity securities or indexes of equity securities, (b) purchase and sell futures contracts on indexes of equity securities, and (c) purchase put and call options on futures contracts on in-dexes of equity securities. In addition, the Portfolios for the Emerging Mar-kets

Equity and Diversified Funds may sell (write) exchange traded and OTC put and call options on equity securities and indexes of equity securities and on futures contracts on indexes of equity securities.

Each of these Portfolios may use futures contracts and options for hedging purposes. The Portfolios for each of the International Bond, Emerging Markets Equity and Diversified Funds may also use futures contracts and options for risk management purposes. See Risk Management in the Statement of Additional Information. None of the Portfolios may use futures contracts and options for speculation.

Each of these Portfolios may utilize options and futures contracts to manage their exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Portfolio's overall strategy in a manner deemed appropriate to the Advisor and consistent with a Portfolio's ob-jective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Portfolio's return. While the use of these instruments by a Portfolio may reduce certain risks associated with owning its portfolio se-curities, these techniques themselves entail certain other risks. If the Advi-sor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Portfolio's re-turn. Certain strategies limit a Portfolio's possibilities to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly corre-lated with its other investments or if it could not close out its positions because of an illiquid secondary market. In addition, a Portfolio will incur transaction costs, including trading commissions and option premiums, in con-nection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

Each of the Portfolios may purchase put and call options on securities, in-dexes of securities and futures contracts, or purchase and sell futures con-tracts, only if such options are written by other persons and if (i) the ag-gregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's net assets, and (ii) the aggregate margin depos-its required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's total assets. In addition, the Portfolios for the Emerging Markets Equity and Diversified Funds will not purchase or sell (write) futures contracts, options on futures contracts or commodity options for risk management purposes if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the net asset value of such Portfolio.

For more detailed information about these transactions, see the Appendix to this Prospectus and Risk Management in the Statement of Additional Informa-tion.

MONEY MARKET INSTRUMENTS. The Portfolios for the Selected U.S. Equity, U.S. Small Company, International Equity, Emerging Markets Equity and Diversified Funds are permitted to invest in money market instruments, although each of these Portfolios intends to stay invested in equity securities (or, in the case of the Diversified Fund, equity and longer-term fixed income securities) to the extent practical in light of its objectives and long-term investment perspective. These Portfolios may make money market investments pending other investment or settlement, for liquidity or in adverse market conditions as de-scribed above under Taxable Investments for the Tax Exempt Funds. The money market investments permitted for these Portfolios include obligations of the U.S. Government and its agencies and instrumentalities, other debt securities, commercial paper, bank obligations and repurchase agreements. The Portfolios for the International Eq uity and Emerging Markets Equity Funds may also invest in short-term obliga-tions of sovereign foreign governments, their agencies, instrumentalities and political subdivisions. For more detailed information about these money market investments, see Investment Objectives and Policies in the Statement of Addi-tional Information.

INVESTMENT RESTRICTIONS

As diversified investment companies, 75% of the assets of each of the Portfo-lios, except for the Portfolio for the International Bond Fund, are subject to the following fundamental limitations: (a) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government securities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. The Money Market and Treasury Money Market Portfolios are subject to additional non-fundamental requirements governing non-tax exempt money market funds. These non-fundamental requirements generally prohibit the Money Market and Treasury Money Market Portfolios from investing more than 5% of their respective total assets in the securities of any single issuer, except obligations of the U.S. Government and its agencies and instrumentalities.

The Portfolio for the International Bond Fund is registered as a non-diversi-fied investment company, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that may be invested in the obliga-tions of a single issuer. Thus, the Portfolio may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a re-sult, may be subject to greater risk with respect to its portfolio securities. The Portfolio, however, will comply with the diversification requirements im-posed by the Code for qualification as a regulated investment company. See Taxes below.

The investment objective of each Fund and its corresponding Portfolio, together with the investment restrictions described below and in the Statement of Addi-tional Information, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of a Fund and its corresponding Portfolio. Each Fund has the same investment restrictions as its corresponding Portfolio, ex-cept that each Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as its corresponding Portfolio). References below to a Portfolio's investment re-strictions also include the corresponding Fund's investment restrictions.

The Portfolio for the Money Market Fund may not (i) acquire any illiquid secu-rities if as a result more than 10% of the market value of its total assets would be in investments which are illiquid, (ii) enter into reverse repurchase agreements exceeding one-third of the market value of its total assets, less certain liabilities, (iii) borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Port-folio's total assets, taken at cost at the time of borrowing, or purchase secu-rities while borrowings exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowings in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing (the "10% Emergency Borrowing Restriction"), or (iv) invest more than 25% of its assets in any one industry, except there is no percentage limitation with respect to investments in U.S. Government securities, negotiable certificates of deposit, time deposits, and bankers' acceptances of U.S. branches of U.S. banks.

The Portfolio for the Treasury Money Market Fund may not (i) enter into reverse repurchase agreements which together with any other borrowings exceed one-third of the market value of its total assets, less certain liabilities, or (ii) bor-row money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 10% of the value of its total assets, taken at cost at the time of borrowing (and provided that such borrowings and reverse repurchase agreements do not ex-ceed in the aggregate one-third of the market value of the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements), or purchase securities while borrowings exceed 5% of its total assets; or mortgage, pledge or hy pothecate any assets except in connection with any such borrowings in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing, or (iii) make loans, except through purchasing or holding debt obligations, repurchase agreements, or loans of portfolio securities in accordance with the Portfolio's investment objective and policies.

The Portfolios for the Tax Exempt Money Market and Tax Exempt Bond Funds are subject to the 10% Emergency Borrowing Restriction, except that borrowings may be for temporary as well as extraordinary or emergency purposes in the case of the Portfolio for the Tax Exempt Money Market Fund, and may not acquire indus-trial revenue bonds if as a result more than 5% of total Portfolio assets would be invested in industrial revenue bonds where payment of principal and interest is the responsibility of companies with fewer than three years of op-erating history.

Each of the Portfolios for the Short Term Bond and Diversified Funds may not
(i) purchase securities or other obligations of issuers conducting their prin-cipal business activity in the same industry if its investments in such indus-try would exceed 25% of the value of the Portfolio's total assets, except this limitation shall not apply to investments in U.S. Government securities (the "Industry Concentration Restriction"; for purposes of this limitation, the staff of the SEC considers (a) all supranational organizations as a group to be a single industry and (b) each foreign government and its political subdi-visions to be a single industry); (ii) borrow money (not including reverse re-purchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 30% of the value of its to-tal assets, taken at cost at the time of borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market value of the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse re-purchase agreements), or purchase securities while borrowings exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connec-tion with any such borrowings in amounts not to exceed 30% of the value of the Portfolio's net assets at the time of borrowing; or (iii) enter into reverse repurchase agreements and other permitted borrowings which constitute senior securities under the 1940 Act, exceeding in the aggregate one-third of the market value of the Portfolio's total assets, less certain liabilities (the "Senior Securities Restriction").

The Portfolio for the Bond Fund is subject to the Industry Concentration Re-striction and the Senior Securities Restriction and may not borrow money, ex-cept from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Portfolio's total assets taken at cost at the time of borrowing and except in connection with reverse repurchase agreements or purchase securities while borrowings, including reverse repur-chase agreements, exceed 5% of its total assets; or mortgage, pledge or hy-pothecate any assets except in connection with any such borrowing in amounts up to 30% of the value of the Portfolio's net assets at the time of borrowing.

The Portfolios for the Selected U.S. Equity and U.S. Small Company Funds are subject to the 10% Emergency Borrowing Restriction, the Industry Concentration Restriction, and may not purchase securities of any issuer if, as a result of the purchase, more than 5% of total Portfolio assets would be invested in se-curities of companies with fewer than three years of operating history (in-cluding predecessors).

The Portfolio for the International Equity Fund is subject to the Industry Concentration Restriction and the Senior Securities Restriction. In addition, the Portfolio may not borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Portfolio's net assets at the time of borrowing, and except in connection with reverse repurchase agreements and then only in amounts up to 33 1/3% of the value of the Portfolio's net assets; or purchase securities while borrowings, including reverse repurchase agreements, exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Portfolio's net assets at the time of such borrowing.

Each of the Portfolios for the International Bond and Emerging Markets Equity Funds are subject to the Industry Concentration Restriction and may not (i) borrow money except that each Portfolio may (a) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (b) enter into reverse repurchase agreements for any purpose, provided that (a) and (b) in total do not exceed one-third of the Portfolio's total assets less liabili-ties (other than borrowings), or (ii) issue senior securities except as per-mitted by the 1940 Act or any rule, order or interpretation thereunder.

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Re-strictions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND THE PORTFOLIOS

TRUSTEES. Pursuant to the Declarations of Trust for the Trust and for the Portfolios, the Trustees decide upon matters of general policy and review the actions of the Advisor and other service providers. The Trustees of the Trust and of each Portfolio are identified below.

Frederick S. Addy................... Former Executive Vice President and Chief
                                     Financial Officer, Amoco Corporation
William G. Burns.................... Former Vice Chairman of the Board and Chief
                                     Financial Officer, NYNEX Corporation
Arthur C. Eschenlauer............... Former Senior Vice President, Morgan
                                     Guaranty Trust Company of New York
Matthew Healey...................... Chairman and Chief Executive Officer;
                                     Chairman, Pierpont Group, Inc.
Michael P. Mallardi................. Senior Vice President, Capital Cities/ABC,
                                     Inc., President, Broadcast Group

A majority of the disinterested Trustees have adopted written procedures rea-sonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of the Trust, each Portfolio and The Pierpont Funds, up to and including creating a separate board of trustees. See Trustees and Officers in the Statement of Additional Information for more information about the Trustees and Officers of the Funds and the Portfolios.

Each of the Portfolios and the Trust have entered into a Fund Services Agree-ment with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolios' and the Trust's af-fairs. The fees to be paid under the agreements approximate the reasonable cost of Pierpont Group, Inc. in providing these services. Pierpont Group, Inc. was organized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services at cost to those funds. See Trustees and Officers in the Statement of Additional Information. The princi-pal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

ADVISOR. None of the Funds has retained the services of an investment adviser because each Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Each Portfolio has retained the services of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust com-pany which conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institu-tional clients with combined assets under management of over $165 billion (of which the Advisor advises over $26 billion). Morgan provides investment advice and portfolio management services to each Portfolio. Subject to the supervi-sion of each Portfolio's Trustees, Morgan makes each Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each Portfolio's investments. See Invest ment Advisor in the Statement of Additional Information. Morgan also provides certain accounting and operations services to the Funds and the Portfolios, in-cluding services related to Portfolio and Fund tax returns, Portfolio and Fund financial reports, computing Fund dividends and net asset value per share and keeping the Trust's books of account. Morgan Guaranty also provides shareholder services to shareholders of the Funds. See Shareholder Servicing below.

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For fixed income portfolios, this process focuses on the systematic analysis of real interest rates, sector diversification, quantita-tive and credit analysis, and, for foreign fixed income securities, country se-lection. Morgan has managed portfolios of domestic fixed income securities on behalf of its clients for over 60 years and international fixed income securi-ties on behalf of its clients since 1977. The portfolio managers making invest-ments in domestic and international fixed income securities work in con- junc-tion with fixed income, credit, capital market and economic research analysts, as well as traders and administrative officers.


For equity portfolios, this process utilizes fundamental research, systematic stock selection, disciplined portfolio construction and, in the case of foreign equities, country exposure and currency management. Morgan has managed portfo-lios of U.S. equity securities on behalf of its clients for over 40 years, eq-uity securities of small U.S. companies since the 1960s, international equity securities since 1974 and emerging markets equity securities since 1990. The portfolio mangers making investments in domestic, international or emerging markets equity securities work in conjunction with Morgan's equity analysts, as well as capital market, credit and economic research analysts, traders and ad-ministrative officers, in Morgan's offices around the globe. The U.S. equity analysts each cover a different industry, following both the small and large companies in their respective industries, and currently monitor universes of 700 predominately large and medium-sized and 300 small companies. The interna-tional equity analysts, located in London, Tokyo, Singapore and Melbourne, each cover a different industry, monitoring a universe of nearly 1,000 non-U.S. com-panies. The emerging markets research analysts, located in New York, London and Singapore, each cover a different industry, monitoring a universe of approxi-mately 900 companies in emerging markets countries.

The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the respective Portfolios or their predecessor entities (the inception date of each person's responsibility for a Portfolio (or its predecessor) and his or her business experience for the past five years is indicated parenthetically): the Money Market Fund: Robert R. Johnson, Vice President (since June, 1988, employed by Morgan since prior to
1991) and Daniel B. Mulvey, Vice President (since January, 1995, employed by Morgan since September, 1991, previously securities trader, Equitable Life In-surance Company); the Tax Exempt Money Market Fund: Daniel B. Mulvey, Vice President (since August, 1995, employed by Morgan since September, 1991) and Elizabeth A. Augustin, Vice President (since January, 1992, employed by Morgan since prior to 1991); the Treasury Money Market Fund: James A. Hayes, Vice President (since January, 1993, employed by Morgan since prior to 1991) and Robert R. Johnson, Vice President (since January, 1993, employed by Morgan since prior to 1991); the Short Term Bond Fund: Connie J. Plaehn, Vice Presi-dent (since July, 1993, employed by Morgan since prior to 1991 as a portfolio manager of U.S. fixed income investments) and William G. Tennille, Vice Presi-dent (since January, 1994, employed by Morgan since March, 1992, previously Managing Director, Manufacturers Hanover Trust Company as a portfolio manager of U.S. fixed income investments); the Bond Fund: William G. Tennille, Vice President (since January, 1994, employed by Morgan since March, 1992, previ-ously Managing Director, Manufacturers Hanover Trust Company as a portfolio manager of U.S. fixed income investments) and Connie J. Plaehn, Vice President (since January, 1994, employed by Morgan since prior to 1991 as a portfolio manager of U.S. fixed income investments); the Tax Exempt Bond Fund: Elbridge
T. Gerry, III, Vice President (since February, 1992, employed by Morgan since prior to 1991) and Elizabeth A. Augustin, Vice President (since January, 1992, employed by Morgan since prior to 1991); the International Bond Fund: Robert P. Browne, Vice President (since October 1994, employed by Morgan since 1991 as a portfolio manager of international fixed income investments) and Lili B.L. Dung, Vice President (since October 1994, employed by Morgan since prior to 1991 as a portfolio manager of international fixed income investments); the Selected U.S. Equity Fund: Wil-liam B. Petersen, Managing Director (since February, 1993, employed by Morgan since prior to 1991 as a portfolio manager of U.S. equity investments) and William M. Riegel, Jr., Vice President (since February, 1993, employed by Mor-gan since prior to 1991 as a portfolio manager of U.S. equity investments);
the U.S. Small Company Fund: James B. Otness, Managing Director (since Febru-ary, 1993, employed by Morgan since prior to 1991 as a portfolio manager of equity securities of small and medium sized U.S. companies) and Fred W. Kittler, Vice President (since February, 1993, employed by Morgan since prior to 1991 as a portfolio manager of equity securities of small and medium sized U.S. companies); the International Equity Fund: Paul A. Quinsee, Vice Presi-dent (since April, 1993, employed by Morgan since February, 1992, previously Vice President and Citibank N.A. prior to 1992 as a portfolio manager of in-ternational equity investments) and Thomas P. Madsen, Managing Director (since April, 1993, employed by Morgan since prior to 1991 as a portfolio manager of international equity investments); the Emerging Markets Equity Fund: Douglas
J. Dooley, Managing Director (since November, 1993, employed by Morgan since prior to 1991 and has been a portfolio manager of emerging markets investments since 1991) and Satyen Mehta, Vice President (since November, 1993, employed by Morgan since prior to 1991 and has been a portfolio manager of emerging markets investments since 1991); and the Diversified Fund: Gerald H.
Osterberg, Vice President (since July, 1993, employed by Morgan since prior to
1991) and John M. Devlin, Vice President (since December, 1993, employed by Morgan since prior to 1991).

As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with each Portfolio, the Portfolios have agreed to pay Morgan a fee, which is computed daily and may be paid monthly, equal to the following annual rates of each Portfolio's average daily net assets: the Portfolios for the Money Market, Tax Exempt Money Market and Treasury Money Market Funds, 0.20% of net assets up to $1 billion, and 0.10% of net assets in excess of $1 billion; the Portfolio for the Short Term Bond Fund, 0.25%; the Portfolios for the Bond and Tax Exempt Bond Funds, 0.30%; the Portfolio for the International Bond Fund, 0.35%; the Portfolio for the Se-lected U.S. Equity Fund, 0.40%; the Portfolios for the U.S. Small Company and the International Equity Funds, 0.60%; the Portfolio for the Emerging Markets Equity Fund, 1.00%; and the Portfolio for the Diversified Fund, 0.55%. While the advisory fee for the Portfolio for the Emerging Markets Equity Fund is higher than that of most investment companies, it is similar to the advisory fees of other emerging markets funds.

Under separate agreements, Morgan also provides financial, fund accounting and administrative services to the Trust and each Portfolio and shareholder serv-ices to shareholders of the Funds. See Administrative Services Agent and Shareholder Servicing below. INVESTMENTS IN THE JPM INSTITUTIONAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

ADMINISTRATOR AND DISTRIBUTOR. Under Administration Agreements with the Trust and each Portfolio, Signature Broker-Dealer Services, Inc. ("SBDS") serves as the Administrator for the Trust and the Portfolios. In this capacity, SBDS ad-ministers and manages all aspects of the Funds' and the Portfolios' day-to-day operations subject to the supervision of the Trustees, except as set forth un-der Advisor, Administrative Services Agent, Custodian and Shareholder Servic-ing. In connection with its responsibilities as Administrator, SBDS (i) fur-nishes ordinary clerical and related services for day-to-day operations in-cluding certain recordkeeping responsibilities; (ii) takes responsibility for compliance with all applicable federal and state securities and other regula-tory requirements; (iii) is responsible for the registration of sufficient Fund shares under federal and state securities laws; (iv) takes responsibility for monitoring each Fund's status as a regulated investment company under the Code; and (v) performs such administrative and managerial oversight of the ac-tivities of the Trust's and the Portfolios' custodian and transfer agent as the Trustees may direct from time to time.

Under the Trust's and the Portfolios' Administration Agreements with SBDS, each Fund and Portfolio has agreed to pay to SBDS a fee equal to its propor-tionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolios and the other port-folios (collectively the "Master Portfolios") in which series of the Trust, The Pierpont Funds or The JPM Advisor Funds invest. This charge is calculated in accordance with the following annual schedule: 0.03% on the first $7 billion of the Master Portfo-lios' aggregate average daily net assets and 0.01% of the Master Portfolio's aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by each Fund or Portfolio is determined by the proportion-ate share that its net assets bear to the total of the net assets of the Trust, The Pierpoint Funds, The JPM Advisor Funds and the Master Portfolios.

SBDS, a registered broker-dealer, also serves as the Distributor of shares of the Funds and the exclusive placement agent for the Portfolios. SBDS is a wholly owned subsidiary of Signature. Signature and its affiliates currently provide administration and distribution services for a number of registered investment companies through offices located in Boston, New York, London, To-ronto and George Town, Grand Cayman.

ADMINISTRATIVE SERVICES AGENT. Under Administrative Services Agreements with the Trust and each Portfolio, Morgan is responsible for certain financial, fund accounting and administrative services provided to the Trust and each Portfolio, including services related to Portfolio and Fund tax returns, Port-folio and Fund financial reports, computing Fund dividends and net asset value per share and keeping the Trust's books of account. Under these agreements, each Fund and Portfolio has agreed to pay Morgan a fee equal to its propor-tionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Mas-ter Portfolios' aggregate average daily net assets, and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by each Fund or Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The Pierpont Funds, The JPM Advisor Funds, the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, serves as the Funds' and the Portfolios' Custodian and Transfer and Dividend Disbursing Agent.

EXPENSES. In addition to the fees payable to Morgan, Pierpont Group, Inc. and SBDS (under the various agreements discussed under Trustees, Advisor, Adminis-trator and Distributor and Administrative Services Agent above and Shareholder Servicing below), the Funds and the Portfolios are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to a Fund or Portfolio. For each Fund, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, no-tices and proxy statements to Fund shareholders, and registration fees under state securities laws. For each Portfolio, such expenses also include applica-ble registration fees under foreign securities laws, custodian fees and bro-kerage expenses.

Morgan has agreed that it will reimburse each Fund through at least the indi-cated date to the extent necessary to maintain such Fund's total operating ex-penses (which includes expenses of the Fund and its corresponding Portfolio) at the following percentage of such Fund's average daily net assets:

                                                    EXPENSE
     FUND                                           CAP     DATE
     ----                                           ------- ----
     The JPM Institutional Money Market Fund         0.20%  March 31, 1996
     The JPM Institutional Tax Exempt Money Market
      Fund                                           0.35%  December 31, 1996
     The JPM Institutional Treasury Money Market
      Fund                                           0.20%  February 28, 1997
     The JPM Institutional Short Term Bond Fund      0.45%  February 28, 1997
     The JPM Institutional Bond Fund                 0.50%  February 28, 1997
     The JPM Institutional Tax Exempt Bond Fund      0.50%  December 31, 1996
     The JPM Institutional International Bond Fund   0.65%  January 31, 1997
     The JPM Institutional Selected U.S. Equity
      Fund                                           0.60%  September 30, 1996
     The JPM Institutional U.S. Small Company Fund   0.80%  September 30, 1996
     The JPM Institutional International Equity
      Fund                                           1.00%  February 28, 1997
     The JPM Institutional Emerging Markets Equity
      Fund                                           1.60%  February 29, 1996
     The JPM Institutional Diversified Fund          0.65%  October 31, 1996

These limits on certain expenses do not cover extraordinary increases in these expenses during the period and no longer apply in the event of a precipitous decline in assets due to unforeseen circumstances. There is no assurance that Morgan will continue these waivers beyond the specified periods, except as re-quired by the following sentence. Morgan has agreed to waive fees as necessary if in any fiscal year the sum of any Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual limits are currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million for any fiscal year.

SHAREHOLDER SERVICING

Each Fund has entered into a Shareholder Servicing Agreement with Morgan pursu-ant to which Morgan acts as shareholder servicing agent for its customers and other Fund investors who are customers of an eligible institution which is a customer of Morgan (an "Eligible Institution"). Each Fund has agreed to pay Morgan for these services at the following annual rate (expressed as a percent-age of the average daily net assets of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent):

     FUND                                    FEE
     ----                                    ---
     The JPM Institutional Money Market
      Fund                                   0.05% of average daily net assets
     The JPM Institutional Treasury Money
      Market Fund
     The JPM Institutional Tax Exempt Money
      Market Fund
     The JPM Institutional Short Term Bond
      Fund                                   0.075% of average daily net assets
     The JPM Institutional Bond Fund
     The JPM Institutional Tax Exempt Bond
      Fund
     The JPM Institutional International
      Bond Fund                              0.10% of average daily net assets
     The JPM Institutional Selected U.S.
      Equity Fund
     The JPM Institutional U.S. Small
      Company Fund
     The JPM Institutional International
      Equity Fund
     The JPM Institutional Emerging Markets
      Equity Fund
     The JPM Institutional Diversified Fund

Under the terms of the Shareholder Servicing Agreement with each Fund, Morgan may delegate one or more of its responsibilities to other entities at Morgan's expense.

Shareholders should address all inquiries to J.P. Morgan Funds Services, Morgan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) 766-7722.

The business days of each Fund and its corresponding Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with a Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Funds are authorized to accept any in-structions relating to a Fund account from Morgan as agent for the customer. All purchase orders must be accepted by the Distributor. Investors must be cus-tomers of Morgan or an Eligible Institution. Investors may also be employer-sponsored retirement plans that have designated the Funds as investment options for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transac-tions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will ac-cept, and the Trust reserves the right to determine the purchase orders that it will accept.

Each Fund requires the minimum initial investment shown below and a minimum subsequent investment of $25,000:

                                                                    INITIAL
FUND                                                                INVESTMENT
----                                                                -----------
The JPM Institutional Money Market Fund............................ $10,000,000
The JPM Institutional Tax Exempt Money Market Fund................. $10,000,000
The JPM Institutional Treasury Money Market Fund................... $10,000,000
The JPM Institutional Short Term Bond Fund......................... $ 5,000,000
The JPM Institutional Bond Fund.................................... $ 5,000,000
The JPM Institutional Tax Exempt Bond Fund......................... $ 5,000,000
The JPM Institutional International Bond Fund...................... $ 1,000,000
The JPM Institutional Selected U.S. Equity Fund.................... $ 3,000,000
The JPM Institutional U.S. Small Company Fund...................... $ 1,000,000
The JPM Institutional International Equity Fund.................... $ 1,000,000
The JPM Institutional Emerging Markets Equity Fund................. $   500,000
The JPM Institutional Diversified Fund............................. $ 3,000,000

These minimum investment requirements may be waived for investors for whom the Advisor is a fiduciary or who maintain related accounts with The JPM Institu-tional Funds or the Advisor when such accounts, together with investments in the Funds, total $5 million or more.

An employer-sponsored retirement plan opening an account in each of the follow-ing Funds will be required to attain the minimum balance indicated in such Fund within thirteen months of opening the account. For investors such as investment advisors, trust companies and financial advisors who make investments for a group of clients, the minimum investment in a Fund is (i) the amount shown above if the account is opened for one client or (ii) the amount shown below for an aggregated purchase order for more than one client. The minimum subse-quent investment in the same Fund is $25,000.

                                                                    INITIAL
FUND                                                                INVESTMENT
----                                                                -----------
The JPM Institutional Short Term Bond Fund......................... $10,000,000
The JPM Institutional Bond Fund.................................... $10,000,000
The JPM Institutional Tax Exempt Bond Fund......................... $10,000,000
The JPM Institutional International Bond Fund...................... $ 2,000,000
The JPM Institutional Selected U.S. Equity Fund.................... $ 6,000,000
The JPM Institutional U.S. Small Company Fund...................... $ 2,000,000
The JPM Institutional International Equity Fund.................... $ 2,000,000
The JPM Institutional Emerging Markets Equity Fund................. $ 1,000,000
The JPM Institutional Diversified Fund............................. $ 6,000,000

PURCHASE PRICE AND SETTLEMENT. Each Fund's shares are sold on a continuous ba-sis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, condi-tions and charges.

THE MONEY MARKET, TAX EXEMPT MONEY MARKET AND TREASURY MONEY MARKET FUNDS.
To purchase shares in these Funds, investors should request their Morgan rep-resentative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer imme-diately available funds to the Distributor on the same day. Any shareholder may also call J.P. Morgan Funds Services at (800) 766-7722 for assistance with placing an order for Fund shares. Immediately available funds must be received by 11:00 A.M. New York time on a business day in the case of the Tax Exempt Money Market Fund, and by 3:00 P.M. New York time on a business day for the Money Market and Treasury Money Market Funds, for the purchase to be effective and dividends to be earned on the same day. None of the Money Market, Treasury Money Market or Tax Exempt Money Market Funds accepts orders after the indi-cated time. If funds are received after that time, for any reason, including that the day is a Federal Reserve holiday, the purchase is not effective and dividends are not earned until the next business day.

THE SHORT TERM BOND, BOND, TAX EXEMPT BOND AND INTERNATIONAL BOND FUNDS. To purchase shares in these Funds, investors should request their Morgan repre-sentative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor. Any shareholder may also call J.P. Morgan Funds Services at (800) 766-7722 for assistance with placing an order for Fund shares. If the Fund receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day. If the Fund receives a purchase order after 4:00 P.M. New York time, the purchase is ef-fective and is made at net asset value determined on the next business day. All purchase orders for Fund shares must be accompanied by instructions to Morgan (or an Eligible Institution) to transfer immediately available funds to the Funds' Distributor on settlement date. The settlement date is generally the business day after the purchase is effective. For Funds other than the In-ternational Bond Fund, the purchaser will begin to receive the daily dividends on the settlement date. See Dividends and Distributions.

THE SELECTED U.S. EQUITY, U.S. SMALL COMPANY, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY AND DIVERSIFIED FUNDS. To purchase shares in these Funds, in-vestors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immediately available funds to the Funds' Distributor on the next business day. Any shareholder may also call J.P. Morgan Funds Services at (800) 766-7722 for assistance with placing an order for Fund shares. If the Fund receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effec-tive and is made at the net asset value determined that day, and the purchaser generally becomes a holder of record on the next business day upon the Fund's receipt of payment. If the Fund receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day, and the purchaser becomes a holder of record on the follow-ing business day upon the Fund's receipt of payment.

ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may in-clude establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting cli-ents in changing dividend options, account designations and addresses, provid-ing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy state-ments, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabu-lating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution. Eligible Institutions may separately establish their own terms, conditions and charges for providing the aforementioned services and for providing other services.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem shares in any Fund, an investor may instruct Morgan or his Eligible Institution, as appropriate, to submit a redemption re-quest to the Fund or may telephone J.P. Morgan Funds Services directly at
(800) 766-7722 and give the Shareholder Service Representative a preassigned shareholder Personal Identification Number and the amount of the redemption. Each Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value. See Additional Information below for an explanation of the telephone redemption policy.

THE MONEY MARKET, TAX EXEMPT MONEY MARKET AND TREASURY MONEY MARKET
FUNDS. A redemption request received on a business day prior to 1:00 P.M. New York time in the case of the Money Market or Treasury Money Market Funds, and prior to 11:00 A.M. New York time in the case of the Tax Exempt Money Market Fund, is effective on that day. A redemption request received after that time becomes effective on the next day. Proceeds of an effective redemption are generally deposited the same day in immediately available funds to the share-holder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accor-dance with the customer's instructions. If a redemption request becomes effec-tive on a day when the New York Stock Exchange is open but which is a Federal Reserve holiday, the proceeds are paid the next business day. See Further Re-demption Information.

THE SHORT TERM BOND, BOND, TAX EXEMPT BOND AND INTERNATIONAL BOND FUNDS. A re-demption request received by the Short Term Bond, Bond, Tax Exempt Bond or In-ternational Bond Funds prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are deposited on set-tlement date in immediately available funds to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan cus-tomers, are mailed by check or wire transferred in accordance with the custom-er's instructions. For Funds other than the International Bond Fund the re-deemer will continue to receive dividends on these shares through the day be-fore the settlement date. Settlement date is generally the next business day after a redemption is effective and, subject to Further Redemption Information below, in any event is within seven days. See Dividends and Distributions.

THE SELECTED U.S. EQUITY, U.S. SMALL COMPANY, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY AND DIVERSIFIED FUNDS. A redemption request received by the Se-lected U.S. Equity, U.S. Small Company, International Equity, Emerging Markets Equity or Diversified Funds prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are generally de-posited the next business day in immediately available funds to the sharehold-er's account at Morgan or at his

Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions, and, subject to Further Redemption Information below, in any event are paid within seven days.

MANDATORY REDEMPTION BY THE FUND. If the value of a shareholder's holdings in any Fund falls below the Fund's applicable minimum initial investment amount (these are set forth under Purchase of Shares above) for more than 30 days be-cause of a redemption of shares, the shareholder's remaining shares may be re-deemed by the Fund 60 days after written notice to the shareholder unless the account is increased to the Fund's minimum investment amount or more.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, Trust must have received the shareholder's taxpayer identification number and address. As discussed under Taxes below, the Funds may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption proceeds when non-corporate investors have not provided a certified taxpayer identification number. In addition, if a shareholder sends a check for the purchase of Fund shares and shares are pur-chased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days.

Each Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other pe-riods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES

An investor may exchange shares from any JPM Institutional Fund into any other JPM Institutional Fund or Pierpont Fund without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least each of those fund's mini-mum investment amounts. See Method of Purchase for the minimum investment amount for each of The JPM Institutional Funds. See the prospectus for The Pierpont Funds for the minimum purchase amounts for those funds. Shares are ex-changed on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to ex-changes. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectus for The Pierpont Funds. See also Additional Information below for an explanation of the telephone exchange policy of The JPM Institutional Funds.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time. For investors in certain states, state securi-ties laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

THE MONEY MARKET, TAX EXEMPT MONEY MARKET AND TREASURY MONEY MARKET FUNDS. In the case of each of these Funds, all net investment income is declared as a dividend daily and paid monthly. If an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. The net investment income of each Fund for dividend purposes consists of its pro rata share of the net income of the corresponding Portfolio less the Fund's ex-penses. Dividends and distributions are payable to shareholders of record at the time of declaration. The net investment income of the Money Market, Tax Ex-empt Money Market and Treasury Money Market Funds for each business day is de-termined immediately prior to the determination of net asset value. Net invest-ment income for other days is determined at the time net asset value is deter-mined on the prior business day. Shares of the Money Market, Tax

Exempt Money Market and Treasury Money Market Funds earn dividends on the busi-ness day their purchase is effective, but not on the business day redemption proceeds are paid. See Purchase of Shares and Redemption of Shares.

Substantially all the realized net capital gains, if any, of the Money Market, Tax Exempt Money Market and Treasury Money Market Funds are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on a Fund.

THE SHORT TERM BOND, BOND AND TAX EXEMPT BOND FUNDS. Each of these Funds in-tends to distribute substantially all of its net investment income. The net in-vestment income of each Fund is declared as a dividend daily immediately prior to the determination of the net asset value of the Fund on that day and paid monthly. If an investor's shares are redeemed during a month, accrued but un-paid dividends are paid with the redemption proceeds. The net investment income of each Fund for dividend purposes consists of its pro rata share of the net income of the corresponding Portfolio less the Fund's expenses. Expenses of each Fund and Portfolio, including the fees payable to Morgan, are accrued dai-ly. Shares will accrue dividends as long as they are issued and outstanding. Shares are issued and outstanding as of the settlement date of a purchase order to the settlement date of a redemption order.

Substantially all the realized net capital gains of the Short Term Bond, Bond and Tax Exempt Bond Funds are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the ex-tent necessary to avoid the imposition of federal excise tax on a Fund.

THE INTERNATIONAL BOND, SELECTED U.S. EQUITY, U.S. SMALL COMPANY, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY AND DIVERSIFIED FUNDS. Income dividends are de-clared and paid quarterly for the International Bond Fund. Dividends consisting of substantially all the Fund's net investment income, if any, are declared and paid twice a year for the Selected U.S. Equity, U.S. Small Company and Diversi-fied Funds and annually for the International Equity and Emerging Markets Eq-uity Funds. These Funds may also declare an additional dividend of net invest-ment income in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Substantially all the realized net capital gains for these Funds are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on a Fund. Declared dividends and distributions are payable to shareholders of record on the record date.

Dividends and capital gains distributions paid for each Fund are automatically reinvested in additional shares of the same Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his Eligible In-stitution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Trust reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

Net asset value per share for each Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in its cor-responding Portfolio and other assets) the amount of its liabilities and divid-ing the remainder by the number of its outstanding shares, rounded to the near-est cent. Expenses, including the fees payable to Morgan, are accrued daily. Each of the Portfolios for the Money Market, Tax Exempt Money Market and Trea-sury Money Market Funds values all portfolio securities by the amortized cost method. This method attempts to maintain for each of these Funds a constant net asset value per share of $1.00. No assurances can be given that this goal can be attained. See Net Asset Value in the Statement of Additional Information for more information on valuation of portfolio securities for these Portfolios.

Each of Fund computes its net asset value once daily on Monday through Friday, except that the net asset value is not computed for a Fund on a day in which no orders to purchase or redeem Fund shares have been received or on the holidays listed under Net Asset Value in the Statement of Additional Informa-tion. The Funds compute net asset value as follows, New York time: the Money Market, Tax Exempt Money Market, Treasury Money Market, International Equity and Emerging Markets Equity Funds, 4:00 P.M.; the Tax Exempt Bond, Bond, Short Term Bond, International Bond, Selected U.S. Equity, U.S. Small Company and Diversified Funds, 4:15 P.M.

ORGANIZATION

The Trust was organized on November 4, 1992 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachu-setts business trust." The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series. To date, shares of sixteen series have been authorized and are available for sale to the public. The JPM Institutional New York Total Return Bond Fund, The JPM Institutional Japan Equity Fund, The JPM Institutional Eu-ropean Equity Fund, and The JPM Institutional Asia Growth Fund are described in, and offered pursuant to, separate prospectuses. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.

The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of any Fund shall be held to any personal liabili-ty, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of any Fund, but that the Trust property only shall be liable.

Shareholders of each Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and non-assessable by each Fund. The Trust does not intend to hold meetings of shareholders annually. As of December 4, 1995, each of the following techni-cally met the definition of a control person of the indicated Fund: the Tax Exempt Money Market Fund--M. Carey-Rye Songs; the Treasury Money Market Fund-- Kings Highway Surgicenter Inc; the Short Term Bond Fund--United Gaming Inc. and Alcatel Network Systems Inc. Retirement Savings Plan; and the Interna-tional Bond Fund--J.P. Morgan as agent for General Motors Savings Plan and J.P. Morgan as agent for Community Funds Inc. Dewitt Wallace Readers Digest. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as prescribed in
Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see Description of Shares in the Statement of Ad-ditional Information.

Each Portfolio in which all of the assets of each corresponding Fund are in-vested is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that the Fund and other entities in-vesting in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that nei-ther a Fund nor its shareholders will be adversely affected by reason of a Fund's investing in a Portfolio.

TAXES

The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are sub-ject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to fed-eral taxes and with respect to the applicability of state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Funds.

The Trust intends to qualify each of the Funds as a separate regulated invest-ment company under Subchapter M of the Code. As a regulated investment compa-ny, each Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. Each Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, each Portfolio should not be subject to tax. Each Fund's status as a regulated investment company is de-pendent on, among other things, the corresponding Portfolio's continued quali-fication as a partnership for federal income tax purposes.

If a correct and certified taxpayer identification number is not on file, a Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to noncorporate shareholders.

THE MONEY MARKET FUND, TREASURY MONEY MARKET, SHORT TERM BOND, BOND, INTERNA-TIONAL BOND, SELECTED U.S. EQUITY, U.S. SMALL COMPANY, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY AND DIVERSIFIED FUNDS. Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of these Funds, whether such distributions are taken in cash or reinvested in additional shares. Distributions of this type to corporate shareholders of the Money Mar-ket, Treasury Money Market, Short Term Bond, Bond and International Bond Funds are not eligible for the dividends-received deduction; however, the Selected U.S. Equity, U.S. Small Company and Diversified Funds expect a portion of these distributions to corporate shareholders to be eligible for the dividends-re-ceived deduction. Distributions of this type to corporate shareholders of the International Equity and Emerging Markets Equity Funds will not qualify for the dividends-received deduction because the income of these Funds will not consist of dividends paid by United States corporations.

Distributions of net long-term capital gains in excess of net short-term capi-tal losses are taxable to shareholders of each of these Funds as long-term cap-ital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the dividends-received deduction. The Money Market and Treasury Money Market Funds do not expect to realize long-term capital gains and thus do not contem-plate paying distributions taxable to shareholders who are subject to tax as long-term capital gains.

In the case of the Short Term Bond, Bond and International Bond Funds, any dis-tribution of capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. In the case of the Selected U.S. Equity, U.S. Small Company, International Equity, Emerging Markets Equity and Diversified Funds, any distribution of net invest-ment income or capital gains will have the same effect. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a dis-tribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above.

Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term cap-ital gain or loss if the shares have been held for more than one year, and oth-erwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

In the case of the Treasury Money Market Fund, shareholders should consult their tax advisors to assess the consequences of investing in the Fund under state and local laws. Interest income derived from Treasury Securities is gen-erally not subject to state and local personal income taxation. Most states al-low a pass-through to the individual shareholders of the Fund of the tax-exempt character of this income, subject to certain restrictions, for purposes of those states' personal income taxes.

The International Equity, International Bond and Emerging Markets Equity Funds are subject to foreign withholding taxes with respect to income received from sources within certain foreign countries. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat any such foreign income taxes paid by it as paid directly by its shareholders. The Fund will make such an election only if it deems it to be in the best interests of its shareholders and will notify shareholders in writing each year if it makes the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If the Fund makes the election, each shareholder will be required to include in income his proportionate share of the amount of foreign income taxes paid by the Fund and will be entitled to claim either a credit (which is subject to certain limitations) or, if the shareholder itemizes deductions, a deduction for his share of the foreign in-come taxes in computing his federal income tax liability. (No deduction will be permitted to individuals in computing their alternative minimum tax liability.)

In the case of the International Bond Fund, distributions of foreign exchange gains resulting from certain transactions, including the sale of foreign cur-rencies and bonds, are taxed as ordinary income. Consequently, the Fund's divi-dends may be more or less than the interest earned by the Fund. If these trans-actions result in reducing the Fund's net income, a portion of the dividends may be classified as a return of capital (which lowers a shareholder's tax ba-sis).

THE TAX EXEMPT MONEY MARKET AND TAX EXEMPT BOND FUNDS. Each of these Funds in-tends to qualify to pay exempt-interest dividends to its shareholders by hav-ing, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of tax exempt securities. An exempt-interest dividend is that part of dividend distributions made by these Funds which con-sists of interest received by the Funds on tax exempt securities. Exempt-inter-est dividends received from these Funds will be treated for federal income tax purposes as tax exempt interest income. In view of the Funds' investment poli-cies, it is expected that a substantial portion of the Funds' dividends will be exempt-interest dividends, although the Funds may from time to time realize and distribute net short-term capital gains and may invest limited amounts in tax-able securities under certain circumstances. See Taxable Investments for the Tax Exempt Funds.

Interest on certain tax exempt municipal obligations issued after August 7, 1986 is a preference item for purposes of the alternative minimum tax applica-ble to individuals and corporations. Under tax regulations to be issued, the portion of an exempt-interest dividend of a regulated investment company that is allocable to these obligations will be treated as a preference item for pur-poses of the alternative minimum tax. The Tax Exempt Money Market and Tax Ex-empt Bond Funds have limited their investments to those securities the interest on which will not be treated as preference items for purposes of the alterna-tive minimum tax in the opinion of bond counsel for the issuer. The Tax Exempt Money Market and Tax Exempt Bond Funds currently have no intention of investing in obligations subject to the alternative minimum tax under normal market conditions.

Corporations should, however, be aware that interest on all municipal securi-ties will be included in calculating (i) adjusted current earnings for purposes of the alternative minimum tax applicable to them, (ii) the additional tax im-posed on certain corporations by the Superfund Revenue Act of 1986, and (iii) the foreign branch profits tax imposed on effec-tively connected earnings and profits of United States branches of foreign corporations. Furthermore, special tax provi-sions may apply to certain financial institutions and property and casualty insurance companies, and they should consult their tax advisors before purchasing shares of these Funds.

Interest on indebtedness incurred or continued by a shareholder (whether a cor-poration or an individual) to purchase or carry shares of these Funds is not deductible. The Treasury has been given authority to issue regulations which would disallow the interest deduction if incurred to purchase or carry shares of these Funds owned by the taxpayer's spouse, minor child or entity controlled by the taxpayer. Entities or persons who are "substantial users" (or related persons) of facilities financed by tax exempt bonds should consult their tax advisors before purchasing shares of these Funds.

Distributions of taxable net investment income, realized net short-term capital gains in excess of net long-term capital losses, and net long-term capital gains in excess of net short-term capital losses by these Funds, as well as gains or losses realized on the redemption or exchange of shares of these Funds, are generally treated as described above. Any loss realized by a shareholder, however, upon the redemption or exchange of shares in these Funds held six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to these shares. See Taxes in the Statement of Additional Information. In addition, in the case of the Tax Exempt Bond Fund, any distribution of capital gains will have the effect of reducing the net as-set value of Fund shares as described under the same heading.

ADDITIONAL INFORMATION

Each of the Funds sends to its shareholders annual and semiannual reports. The financial statements appearing in annual reports are audited by independent accountants. Shareholders also will be sent confirmations of each purchase and redemption and monthly statements, reflecting all account activity, including dividends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automati-cally by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his Eligible Institution or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. Each Fund will employ reasonable procedures, including re-quiring investors to give their Personal Identification Number and tape re-cording of telephone instructions, to confirm that instructions communicated from investors by telephone are genuine; if it does not, the Fund, the Share-holder Servicing Agent or a shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.

The Funds may make historical performance information available and may com-pare their performance to other investments, relevant indexes or appropriate industry averages, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar, Inc., Ibbotson Associates, the Dow Jones Indus-trial Average and other industry publications. See Investment Advisor in the Statement of Additional Information. The Money Market, Tax Exempt Money Mar-ket, Treasury Money Market, Short Term Bond, Bond, Tax Exempt Bond and Inter-national Bond Funds may advertise "yield"; the Money Market, Tax Exempt Money Market and Treasury Money Market Funds may also advertise "effective yield"; and the Tax Exempt Money Market and Tax Exempt Bond Funds may also advertise "tax equivalent yield."

In the case of the Money Market, Tax Exempt Money Market and Treasury Money Market Funds, the yield refers to the net income generated by an investment in each of these Funds over a stated seven-day period. This income is then annualized--i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. In the case of the Short Term Bond, Bond, Tax Exempt Bond, International Bond and Selected U.S. Equity Funds, the yield refers to the net income generated by an investment in each of these Funds over a stated 30-day period. This income is then annualized--i.e., the amount of income generated by the investment during the 30-day period is assumed to be generated each 30-day period for twelve periods and is shown as a percent-age of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period. In the case of the Money Market, Tax Exempt Money Market and Treasury Money Market Funds, the effective yield is calculated similarly to the yield for each of these Funds, but, when annualized, the income earned by an investment in each of the Funds is assumed to be reinvested; the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. In the case of the Tax Exempt Money Market and Tax Exempt Bond Funds, the tax equivalent yield is calculated similarly to the yield for each of these Funds, except that the yield is increased using a stated income tax rate to demonstrate the taxable yield necessary to produce an after-tax equivalent to each of these Funds.

Each of the Funds may advertise "total return" and non-standardized total re-turn data. The total return shows what an investment in each of these Funds would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and divi-dends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. These methods of calculating yield and total re-turn are required by regulations of the Securities and Exchange Commission. Yield and total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. See Performance Data in the Statement of Additional Information. All performance figures are based on historical earnings and are not intended to indicate future performance. Per-formance information may be obtained by calling the Funds' Distributor at (800) 847-9487.

APPENDIX

As described in the Prospectus, certain Portfolios may engage in futures and options transactions.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Portfolio ob-tains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by al-lowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liq-uid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a secu-rity, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the in-strument underlying the option does not fall enough to offset the cost of pur-chasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price in-creases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its po-sition in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the pre-mium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium re-ceived for writing the option should offset a portion of the decline.

Writing a call option obligates a Portfolio to sell or deliver the option's un-derlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

OPTIONS ON INDEXES. Each Portfolio permitted to enter into options transactions may purchase put and call options on any securities index based on securities in which the Portfolio may invest. The Portfolios for the Emerging Markets Eq-uity and Diversified Funds may also sell (write) put and call options on such indexes. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securi-ties or segment of the securities market rather than price fluctuations in a single security. A Portfolio, in purchasing or selling index options, is sub-ject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Portfolio may not be able to close out an option position that it has previously entered in-to. When a Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and a Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When a Portfolio purchases a futures contract, it agrees to purchase a speci-fied quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

When a Portfolio purchases a futures contract, the value of the futures con-tract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio's exposure to positive and negative price fluctuations in the under-lying instrument, much as if it had purchased the underlying instrument direct-ly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to off-set both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Portfolio buys or sells a futures contract it will be re-quired to deposit "initial margin" with its Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant
(FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Portfolio to close out its futures positions. Until it closes out a futures position, a Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolios' investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

Each Portfolio will segregate liquid, high quality assets in connection with its use of options and futures contracts to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolios' use of futures and options and a more detailed discussion of associated risks, see Investment Objectives and Policies in the Statement of Additional Information.

                                        ---------------------------------------




No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trust or the Distributor to make such offer in such jurisdiction.


  The JPM Institutional Funds

  The JPM Institutional Money Market Fund
  The JPM Institutional Tax Exempt Money Market Fund
  The JPM Institutional Treasury Money Market Fund
  The JPM Institutional Short Term Bond Fund
  The JPM Institutional Bond Fund
  The JPM Institutional Tax Exempt Bond Fund
  The JPM Institutional International Bond Fund
  The JPM Institutional Selected U.S. Equity Fund
  The JPM Institutional U.S. Small Company Fund
  The JPM Institutional International Equity Fund
  The JPM Institutional Emerging Markets Equity Fund
  The JPM Institutional Diversified Fund

  PROSPECTUS

  December 29, 1995

 JPM490A








                     THE JPM INSTITUTIONAL MONEY MARKET FUND
               THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
                THE JPM INSTITUTIONAL TREASURY MONEY MARKET FUND
                   THE JPM INSTITUTIONAL SHORT TERM BOND FUND
                         THE JPM INSTITUTIONAL BOND FUND
                   THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND
              THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
                  THE JPM INSTITUTIONAL INTERNATIONAL BOND FUND
                     THE JPM INSTITUTIONAL DIVERSIFIED FUND
                 THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
                  THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
                 THE JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND
               THE JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND
                   THE JPM INSTITUTIONAL EUROPEAN EQUITY FUND
                     THE JPM INSTITUTIONAL JAPAN EQUITY FUND
                     THE JPM INSTITUTIONAL ASIA GROWTH FUND


                       STATEMENT OF ADDITIONAL INFORMATION





                                DECEMBER 29, 1995

















THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE FUND OR FUNDS LISTED ABOVE, AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE OBTAINED UPON REQUEST FROM SIGNATURE BROKER-DEALER SERVICES, INC., ATTENTION:
THE JPM INSTITUTIONAL FUNDS; (800) 847-9487.

                              Table of Contents


                                                                       PAGE

General  . . . . . . . . . . . . . . . . . . .                         1
Investment Objectives and Policies . . . . . .                         1
Investment Restrictions  . . . . . . . . . . .                         34
Trustees and Officers  . . . . . . . . . . . .                         55
Investment Advisor . . . . . . . . . . . . . .                         59
Administrator and Distributor  . . . . . . . .                         64
Services Agent . . . . . . . . . . . . . . . .                         67
Custodian  . . . . . . . . . . . . . . . . . .                         70
Shareholder Servicing  . . . . . . . . . . . .                         70
Independent Accountants  . . . . . . . . . . .                         72
Expenses . . . . . . . . . . . . . . . . . . .                         72
Purchase of Shares . . . . . . . . . . . . . .                         73
Redemption of Shares . . . . . . . . . . . . .                         74
Exchange of Shares . . . . . . . . . . . . . .                         75
Dividends and Distributions  . . . . . . . . .                         75
Net Asset Value  . . . . . . . . . . . . . . .                         75
Performance Data . . . . . . . . . . . . . . .                         77
Portfolio Transactions . . . . . . . . . . . .                         81
Massachusetts Trust  . . . . . . . . . . . . .                         84
Description of Shares  . . . . . . . . . . . .                         85
Taxes  . . . . . . . . . . . . . . . . . . . .                         88
Additional Information   . . . . . . . . . . .                         93
Financial Statements . . . . . . . . . . . . .                         94
Appendix A - Description of Securities
Ratings  . . . . . . . . . . . . . . . . . . .                         A-1
Appendix B - Additional Information
Concerning New York Municipal Obligations. . .                         B-1
Appendix C - Investing in Japan
and Asian Growth Markets. . . . . . . . . . .                          C-1

GENERAL

         The JPM Institutional Family of Funds is a family of open-end investment companies, currently consisting of sixteen funds: The JPM Institutional Money Market Fund, The JPM Institutional Treasury Money Market Fund, The JPM Institutional Tax Exempt Money Market Fund, The JPM Institutional Short Term Bond Fund, The JPM Institutional Bond Fund, The JPM Institutional Tax Exempt Bond Fund, The JPM Institutional International Bond Fund, The JPM Institutional Diversified Fund, The JPM Institutional New York Total Return Bond Fund, The JPM Institutional Selected U.S. Equity Fund, The JPM Institutional U.S. Small Company Fund, The JPM Institutional International Equity Fund, The JPM Institutional Emerging Markets Equity Fund, The JPM Institutional European Equity Fund, The JPM Institutional Japan Equity Fund and The JPM Institutional Asia Growth Fund (collectively, the "Funds"). Each of the Funds is a series of The JPM Institutional Funds, an open-end management investment company formed as a Massachusetts business trust (the "Trust") (where appropriate, references to the "Trust" refer to the Trust acting on behalf of a Fund and references to a "Fund" refer to a Fund acting through the Trust).

         This Statement of Additional Information describes the financial history, investment objectives and policies, management and operation of each of the Funds to enable investors to select the Funds which best suit their needs. The Funds operate through Signature Financial Group, Inc.'s Hub and Spoke(R) financial services method.

         This Statement of Additional Information provides additional information with respect to the Funds, and should be read in conjunction with the current Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Funds' Prospectus. The Funds' executive offices are located at 6 St. James Avenue, Boston, Massachusetts 02116.

INVESTMENT OBJECTIVES AND POLICIES

         THE JPM INSTITUTIONAL MONEY MARKET FUND (the "Money Market Fund") is designed to be an economical and convenient means of making substantial investments in money market instruments. The Money Market Fund's investment objective is to maximize current income and maintain a high level of liquidity. The Fund attempts to achieve this objective by investing all of its investable assets in The Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Money Market Fund.

         The Portfolio seeks to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar denominated securities described in the Prospectus and this Statement of

Additional Information that meet certain rating criteria, present minimal credit risk and have effective maturities of not more than thirteen months. The Portfolio's ability to achieve maximum current income is affected by its high quality standards. See "Quality and Diversification Requirements."

         THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND (the "Tax Exempt Money Market Fund") is designed to be an economical and convenient means of making substantial investments in instruments that are exempt from federal income tax. The Tax Exempt Money Market Fund's investment objective is to provide a high level of current income that is exempt from federal income tax and maintain a high level of liquidity. See "Taxes." The Fund attempts to achieve this objective by investing all of its investable assets in The Tax Exempt Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Tax Exempt Money Market Fund.

         The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar-denominated securities described in the Prospectus and this Statement of Additional Information that meet certain rating criteria, present minimal credit risks, have effective maturities of not more than thirteen months and earn interest wholly exempt from federal income tax in the opinion of bond counsel for the issuer, but it may invest up to 20% of its total assets in taxable obligations. See "Quality and Diversification Requirements." Interest on these securities may be subject to state and local taxes. For more detailed information regarding tax matters, including the applicability of the alternative minimum tax, see "Taxes."

         THE JPM INSTITUTIONAL TREASURY MONEY MARKET FUND (the "Treasury Money Market Fund") is designed to be an economical and convenient means of making substantial investments in short term direct obligations of the U.S.
Treasury. The Treasury Money Market Fund's investment objective is to provide current income, maintain a high level of liquidity and preserve capital. The Fund attempts to accomplish this objective by investing all of its investable assets in The Treasury Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Treasury Money Market Fund.

         The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. Treasury securities described in the Prospectus and in this Statement of Additional Information that have effective maturities of not more than thirteen months. See "Quality and Diversification Requirements."

         THE JPM INSTITUTIONAL SHORT TERM BOND FUND (the "Short Term Bond Fund") is designed for investors who place a strong emphasis on conservation of capital but who also want a return greater than that of a money market fund or other very low risk investment vehicles. It is appropriate for investors who do not require the stable net asset value typical of a money market fund but who want less price fluctuation than is typical of a longer-term bond fund. The Short Term Bond Fund's investment objective is to provide a high total return while attempting to limit the likelihood of negative quarterly returns. The Short Term Bond Fund seeks to achieve this high total return to the extent consistent with modest risk of capital and the maintenance of liquidity. The Short Term Bond Fund attempts to achieve its investment objective by investing all of its investable assets in The Short Term Bond Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Short Term Bond Fund.

         The Portfolio attempts to achieve its investment objective by investing primarily in the corporate and government debt obligations and related securities described in the Prospectus and this Statement of Additional Information.

         THE JPM INSTITUTIONAL BOND FUND (the "Bond Fund") is designed to be an economical and convenient means of making substantial investments in a broad range of corporate and government debt obligations and related investments of domestic and foreign issuers, subject to certain quality and other restrictions. See "Quality and Diversification Requirements." The Bond Fund's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Bond Fund will fluctuate, the Bond Fund attempts to conserve the value of its investments to the extent consistent with its objective. The Bond Fund attempts to achieve its objective by investing all of its investable assets in The U.S. Fixed Income Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Bond Fund.

         The Portfolio attempts to achieve its investment objective by investing in high grade corporate and government debt obligations and related securities of domestic and foreign issuers described in the Prospectus and this Statement of Additional Information.

         INVESTMENT PROCESS

         Duration/yield curve management: Morgan's duration decision begins with an analysis of real yields, which its research indicates are generally a reliable indicator of longer term interest rate trends. Other factors Morgan studies in regard to interest rates include economic growth and inflation, capital flows and monetary policy. Based on this analysis, Morgan forms a view of the most likely changes in the level and shape of the yield curve -- as well as the timing of those changes -- and sets the Portfolio's duration and maturity structure accordingly.

Morgan typically limits the overall duration of the Portfolio to a range between one year shorter and one year longer than that of the Salomon Brothers Broad Investment Grade Bond Index, the benchmark index.

         Sector allocations: Sector allocations are driven by Morgan's fundamental and quantitative analysis of the relative valuation of a broad array of fixed income sectors. Specifically, Morgan utilizes market and credit analysis to assess whether the current risk-adjusted yield spreads of various sectors are likely to widen or narrow. Morgan then overweights (underweights) those sectors its analysis indicates offer the most (least) relative value, basing the speed and magnitude of these shifts on valuation considerations.

         Security selection: Securities are selected by the portfolio manager, with substantial input from Morgan's fixed income analysts and traders. Using quantitative analysis as well as traditional valuation methods, Morgan's applied-research analysts aim to optimize security selection within the bounds of the Portfolio's investment objective. In addition, credit analysts -- supported by Morgan's equity analysts -- assess the creditworthiness of issuers and counterparties. A dedicated trading desk contributes to security selection by tracking new issuance, monitoring dealer inventories, and identifying attractively priced bonds. The traders also handle all transactions for the Portfolio.

         THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND (the "Tax Exempt Bond Fund") is designed to be an economical and convenient means of making substantial investments in debt obligations that are exempt from federal income tax. The Tax Exempt Bond Fund's investment objective is to provide a high level of current income exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. See "Taxes." The Fund attempts to achieve its investment objective by investing all of its investable assets in The Tax Exempt Bond Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Tax Exempt Bond Fund.

         The Portfolio attempts to achieve its investment objective by investing primarily in securities of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, the interest of which is exempt from federal income tax in the opinion of bond counsel for the issuer, but it may invest up to 20% of its total assets in taxable obligations. The Tax Exempt Bond Fund seeks to maintain a current yield that is greater than that obtainable from a portfolio of short term tax exempt obligations, subject to certain quality restrictions. See "Quality and Diversification Requirements."

         THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND (the

"New York Total Return Bond Fund") is designed to be an economical and convenient means of investing in a portfolio consisting primarily of debt obligations that are exempt from federal and New York State income taxes. The New York Total Return Bond Fund's investment objective is to provide a high after tax total return for New York residents consistent with moderate risk of capital. Total return will consist of income plus capital gains and losses. The Fund attempts to achieve its objective by investing all of its investable assets in The New York Total Return Bond Portfolio (the "Portfolio"), a non-diversified open-end management investment company having the same investment objective as the Fund.

         The Portfolio attempts to achieve its investment objective by investing primarily in municipal securities issued by New York State and its political subdivisions and by agencies, authorities and instrumentalities of New York and its political subdivisions.
 These securities earn income exempt from federal and New York State and local income taxes but, in certain circumstances, may be subject to alternative minimum tax. In addition, the Portfolio may invest in municipal securities issued by states other than New York, by territories and possessions of the United States and by the District of Columbia and their political subdivisions, agencies and instrumentalities. These securities earn income exempt from federal income taxes but, in certain circumstances, may be subject to alternative minimum tax. In order to seek to enhance the Portfolio's after tax return, the Portfolio may also invest in securities which earn income subject to New York and/or federal income taxes. These securities include U.S. government securities, corporate securities and municipal securities issued on a taxable basis.

         THE JPM INSTITUTIONAL INTERNATIONAL BOND FUND (the "International Bond Fund") is designed to be an economical and convenient means of making substantial investments in a broad range of international fixed income securities. The International Bond Fund's investment objective is to provide a high total return, consistent with moderate risk of capital, from a portfolio of international fixed income securities. The International Bond Fund attempts to achieve its objective by investing all of its investable assets in The Non-U.S. Fixed Income Portfolio (the "Portfolio"), a non-diversified open-end management investment company having the same investment objective as the International Bond Fund.

         The Portfolio attempts to achieve its investment objective by investing primarily in high grade, non-dollar-denominated corporate and government debt obligations of foreign issuers described in the Prospectus and this Statement of Additional Information.

         INVESTMENT PROCESS

         Duration management:  The duration decision is central to

Morgan's investment process and begins with an analysis of economic conditions and real yields in the countries that make up the Portfolio's universe. Based on this analysis, fixed income portfolio managers forecast three potential paths (optimistic, pessimistic, and most likely) that interest rates in each market could follow over the next three and twelve months. These forecasts are converted into return curves that enable Morgan to estimate the risk-return profile of different portfolio durations. In each market, duration is set at its "optimal" level-that is, at the level that Morgan believes will generate the highest excess return per unit of excess risk, as measured against the benchmark.

         Country allocation: Morgan allocates the Portfolio's assets primarily among the developed countries of the world outside the United States. Country allocations are determined through and optimization procedure that ranks markets according to the risks and returns inherent in their "optimal" durations. Country weightings also reflect liquidity and credit quality considerations. To help contain risk, Morgan typically limits the country-weighted duration of the Portfolio to a range between one year shorter and one year longer than that of the benchmark.

         Sector/security selection: Holdings primarily consist of government and government-guaranteed bonds, but also include publicly and privately traded corporates, debt obligations of banks and bank holding companies and of supranational organizations, and convertible securities. Sectors are over- or under-weighted when Morgan perceives significant valuation distortions in their yield spreads. Securities are selected by the portfolio manager, with substantial input from fixed income analysts and traders as well as from Morgan's extended network of equity analysts. Credit analysts monitor the quality of current and prospective holdings and, in conjunction with the credit committee, recommend purchases and sales.

         THE JPM INSTITUTIONAL DIVERSIFIED FUND (the "Diversified Fund") is designed for investors who wish to invest for long term objectives such as retirement and who seek to attain real appreciation in their investments over the long term, but with somewhat less price fluctuation than a portfolio consisting solely of equity securities. The Diversified Fund's investment objective is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Diversified Portfolio, a diversified open-end management investment company having the same investment objective as the Diversified Fund.


         THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND (the "Selected U.S. Equity Fund") is designed for investors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index. The Selected U.S. Equity

Fund's investment objective is to provide a high total return from a portfolio of selected equity securities. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Selected U.S. Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Selected U.S.
Equity Fund.

         In normal circumstances, at least 65% of the Portfolio's net assets will be invested in equity securities consisting of common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, trust certifications, limited partnership interests and equity participations (collectively, "Equity Securities"). The Portfolio's primary equity investments are the common stock of large and medium sized U.S. corporations and, to a limited extent, similar securities of foreign corporations.

         INVESTMENT PROCESS

         Fundamental research: Morgan's 20 domestic equity analysts, each an industry specialist with an average of 13 years of experience, follow 700 predominantly large- and medium-sized U.S. companies -- 500 of which form the universe for the Portfolio's investments. Their research goal is to forecast normalized, longer term earnings and dividends for the most attractive companies among those they cover. In doing this, they may work in concert with Morgan's international equity analysts in order to gain a broader perspective for evaluating industries and companies in today's global economy.

         Systematic valuation: The analysts' forecasts are converted into comparable expected returns by a dividend discount model, which calculates those expected returns by comparing a company's current stock price with the "fair value" price forecasted by its estimated long-term earnings power. Within each sector, companies are ranked by their expected return and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

         Disciplined portfolio construction: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among first-quintile stocks; the specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misvaluation will be corrected within a reasonable time frame, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a sale candidate. The portfolio manager seeks to hold sector weightings close to those of the S&P 500 Index, reflecting Morgan's belief that its research has the potential to add value at the individual stock level, but not at the sector level. Sector neutrality is also seen as a way to help protect the portfolio from macroeconomic risks, and --together with diversification -- represents an important element of Morgan's risk control strategy. A dedicated trading desk handles all transactions for the Portfolio.

         THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND (the "U.S. Small Company Fund") is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large companies. The U.S. Small Company Fund's investment objective is to provide a high total return from portfolio of Equity Securities of small companies. The Fund attempts to achieve its investment objective by investing all of its investable assets in The U.S. Small Company Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the U.S. Small Company Fund.

         The Portfolio attempts to achieve its investment objective by investing primarily in the common stock of small U.S. companies included in the Russell 2500 Index, which is composed of 2,500 common stocks of U.S. companies with market capitalizations ranging between $100 million and $1.5 billion.

         INVESTMENT PROCESS

         Fundamental research: Morgan's 20 domestic equity analysts -- each an industry specialist with an average of 13 years of experience -- continuously monitor the small cap stocks in their respective sectors with the aim of identifying companies that exhibit superior financial strength and operating returns. Meetings with management and on-site visits play a key role in shaping their assessments. Their research goal is to forecast normalized, long-term earnings and dividends for the most attractive small cap companies among those they monitor -- a universe that generally contains a total of 300-350 names. Because Morgan's analysts follow both the larger and smaller companies in their industries -- in essence, covering their industries from top to bottom -- they are able to bring broad perspective to the research they do on both.

         Systematic valuation: The analysts' forecasts are converted into comparable expected returns by Morgan's dividend discount model, which calculates those returns by comparing a company's current stock price with the "fair value" price forecasted by its estimated long-term earnings power. Within each industry, companies are ranked by their expected returns and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

         Disciplined portfolio construction: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among the stocks in the top two quintiles of the rankings; the specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misevaluation will soon be corrected, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a sale candidate. The portfolio manager seeks to hold sector weightings close to those of the Russell 2500 Index, the Portfolio's benchmark, reflecting Morgan's belief that its research has the potential to add value at the individual stock level, but not at the sector level. Sector neutrality is also seen as a way to help to protect the portfolio from macroeconomic risks, and -- together with diversification -- represents an important element of Morgan's risk control strategy.

         THE JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND (the "International Equity Fund") is designed for investors with a long term investment horizon who want to diversify their portfolios by investing in an actively managed portfolio of non-U.S. securities that seeks to outperform the Morgan Stanley Europe, Australia and Far East Index (the "EAFE Index"). The International Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of foreign corporations. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Non-U.S. Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the International Equity Fund.

         The Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of foreign corporations. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of developed foreign countries render investments in such countries inadvisable.

         INVESTMENT PROCESS

         Country allocation: Morgan's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, Morgan calculates this risk premium for each of the nations in the Portfolio's universe, determines the extent of its deviation -- if any -- from its historical norm, and then rank countries according to the size of those deviations. Countries with high (low) rankings are overweighted (underweighted) in comparisons to the EAFE Index to reflect the above-average (below-average) attractiveness of their stock markets. In determining weightings, Morgan analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk premium forecast. Morgan places limits on the total size of the Portfolio's country over- and under-weightings relative to the EAFE Index.

         Stock selection: Morgan's 44 international equity analysts, each an industry and country specialist, forecast normalized earnings and dividend payouts for roughly 1,000 non-U.S. companies -- taking a long-term perspective rather than the short time frame common to consensus estimates. These forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the purchases in the top third of the rankings, and to keep sector weightings close to those of the EAFE Index, the Fund's benchmark. Once a stock falls into the bottom third of the rankings, it generally becomes a sales candidate. Where available, warrants and convertibles may be purchased instead of common stock if they are deemed a more attractive means of investing in an undervalued company.

         Currency management: Currency is actively managed, in conjunction with country and stock allocation, with the goal of protecting and possibly enhancing the Fund's return. Morgan's currency decisions are supported by a proprietary tactical mode which forecasts currency movements based on an analysis of four fundamental factors -- trade balance trends, purchasing power parity, real short-term interest differentials, and real bond yields -- plus a technical factor designed to improve the timing of transactions. Combining the output of this model with a subjective assessment of economic political and market factors, Morgan's currency group recommends currency strategies that are implemented in conjunction with the portfolio's investment strategy.

         THE JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND (the "Emerging Markets Equity Fund") is designed for investors with a long term investment horizon who want exposure to the rapidly growing emerging markets. The Emerging Markets Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of companies in emerging markets. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Emerging Markets Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Emerging Markets Equity Fund.

         The Portfolio seeks to achieve its investment objective by investing primarily in Equity Securities of emerging markets issuers. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of emerging markets countries render investments in such countries inadvisable.

         INVESTMENT PROCESS

         Country allocation: Morgan's country allocation decision begins with a forecast of the expected return of each market in the Portfolio's universe. These expected returns are calculated using a proprietary valuation method that is forward looking in nature rather than based on historical data. Morgan then evaluates these expected returns from two different perspectives: first, it identifies those countries that have high real expected returns relative to their own history and other nations in their universe. Second, it identifies those countries that it expects will provide high returns relative to their currency risk. Countries that rank highly on one or both of these scores are overweighted relative to the Fund's benchmark, the Morgan Stanley Capital International ("MSCI") Emerging Markets Free Index, while those that rank poorly are underweighted. To help contain risk, Morgan places limits on the total size of the Portfolio's country over- and under-weightings.

         Stock selection: Morgan's 12 emerging market equity analysts -- each an industry specialist -- monitor a universe of approximately 900 companies in these countries, developing forecasts of earnings and cash flows for the most attractive among them. Companies are ranked from most to least attractive based on this research, and then a diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the Portfolio's holdings in the stocks deemed most undervalued, and to keep sector weightings relatively close to those of the index. Stocks are generally held until they fall into the bottom half of Morgan's rankings.

         THE JPM INSTITUTIONAL EUROPEAN EQUITY FUND (the "European Equity Fund") is designed for investors who want an actively managed portfolio of European Equity Securities that seeks to outperform the Morgan Stanley Capital International Europe Index which is comprised of more than 500 companies in fourteen European countries. The European Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of European companies. The European Equity Fund attempts to achieve its investment objective by investing all of its investable assets in The European Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the European Equity Fund.

         The Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of European companies. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of European countries render investments in such countries inadvisable.

         INVESTMENT PROCESS

         Country allocation: Morgan's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, Morgan calculates this risk premium for each of the nations in the Portfolio's universe, determines the extent of its deviation -- if any -- from its historical norm, and then ranks countries according to the size of those deviations. Countries with high (low) rankings are overweighted (underweighted) in comparison to the Morgan Stanley Capital International Europe Index to reflect the above-average (below-average) attractiveness of their stock markets. In determining weightings, Morgan analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk-premium forecast. In an effort to contain risk, Morgan places limits on the total size of the Portfolio's country over- and under-weightings.

         Stock selection: Morgan's 15 equity analysts, each an industry and country specialist, forecast normalized earnings and dividend payouts for roughly 600 companies, taking a long-term perspective rather than the short time frame common to consensus estimates. The analysts' forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country.
 A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate purchases in the top third of the rankings, and to keep sector weightings close to those of the benchmark. Once a stock falls into the bottom third of the rankings -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a sale candidate.

         THE JPM INSTITUTIONAL JAPAN EQUITY FUND (the "Japan Equity Fund") is designed for investors who want an actively managed portfolio of Japanese Equity Securities that seeks to outperform the Tokyo Stock Price Index ("TOPIX"), a composite market-capitalization weighted-index of all common stocks listed on the First Section of the Tokyo Stock Exchange. The Japan Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of Japanese companies. The Japan Equity Fund attempts to achieve its investment objective by investing all of its investable assets in The Japan Equity Portfolio (the "Portfolio"), a non-diversified open-end management investment company having the same investment objective as the Japan Equity Fund. For additional information, see "Appendix C - Investing in Japan and Asian Growth Markets."

         The Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of Japanese companies. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing in Japan render investments there inadvisable.

         INVESTMENT PROCESS

         Systematic valuation: Morgan's ten Japanese equity analysts in Tokyo --each an industry specialist -- follow a total of over 300 Japanese companies. The most attractive names in that universe are identified by a multifactor model which screens for low price/earnings ratios, high earnings growth rates and high sales/price ratios. Within each sector, this subset of the universe is ranked by these three measures and broken into quintiles; the companies in the top quintile are considered the most attractive ones from both a growth and valuation viewpoint. To provide an additional check on the valuation of selected companies, the analysts prepare normalized, long-term earnings and dividend forecasts which are converted into comparable expected returns by a dividend discount model.

         Warrant/convertible strategy: Once a company has been identified as a buy candidate, the portfolio manager analyzes the yields on the company's available equity vehicles -- stocks, warrants and convertibles -- to determine which appears the most attractive means of purchase. In an effort to enhance potential returns, the Portfolio also trades among these vehicles -- a strategy that seeks to capitalize on the inefficiencies that pervade the Japanese equity market. If the Portfolio invests in a warrant, it will set aside cash in an amount approximately equal to the difference in the price of the warrant and the market value of the underlying common stock. The cash is invested in money market instruments.

         Disciplined portfolio construction: The portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate purchases in the top 20% of the rankings; the specific companies selected reflect the portfolio manager's judgment concerning the liquidity of an issue, the soundness of the underlying forecasts, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a sale candidate. The portfolio manager strives to hold sector weightings close to those of the benchmark in an effort to contain risk.

         THE JPM INSTITUTIONAL ASIA GROWTH FUND (the "Asia Growth Fund") is designed for long-term investors who want access to the rapidly growing Asian markets. The Asia Growth Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of companies in Asian growth markets. The Asia Growth Fund attempts to achieve its investment objective by investing all its investable assets in The Asia Growth Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Asia Growth Fund. For additional information, see "Appendix C -Investing in Japan and Asian Growth Markets."

         The Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of companies in Asian growth markets. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of countries considered to be Asian growth markets render investments in such countries inadvisable.

         INVESTMENT PROCESS

         Country allocation: Morgan's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, Morgan calculates this risk premium for each of the nations in the Portfolio's universe, determines the extent of its deviation -- if any -- from its historical norm, and then ranks countries according to the size of these deviations. Countries with high (low) rankings are overweighted (underweighted) to reflect the above-average (below average) attractiveness of their stock markets. In determining weightings, Morgan analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk-premium forecast. In an effort to contain risk, Morgan places limits on the total size of the Portfolio's country over- and under-weightings.

         Stock selection: Morgan's six Asian equity analysts focused on Asian markets -- each an industry and country specialist -- forecast normalized, long-term earnings and dividend payouts for approximately 250 companies in this region. These forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country, and are grouped into quintiles. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate purchases in the top 20% of the rankings, and to keep sector weightings close to those of the benchmark. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a sale candidate. Where available, warrants and convertibles are purchased when they appear to have the potential to add value over common stock.


         The following discussion supplements the information regarding the investment objective of each of the Funds and the policies to be employed to achieve this objective by their corresponding Portfolios as set forth above and in the Prospectus. The investment objective of each Fund and its corresponding Portfolio is identical. Accordingly, references below to a Fund also include the Fund's corresponding Portfolio; similarly, references to a Portfolio also include the corresponding Fund that invests in the Portfolio unless the context requires otherwise.

MONEY MARKET INSTRUMENTS

         As discussed in the Prospectus, each Fund may invest in money market instruments to the extent consistent with its investment objective and policies. A description of the various types of money market instruments that may be purchased by the Funds appears below. See "Quality and Diversification Requirements."

         U.S. TREASURY SECURITIES. Each of the Funds may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United
States.

         ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each of the Funds, except the Treasury Money Market Fund, may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund, except the Treasury Money Market Fund, may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S.

Treasury to meet its obligations, and obligations of the Federal Farm
Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

         FOREIGN GOVERNMENT OBLIGATIONS. Each of the Funds, except the Tax Exempt Money Market Fund, the Treasury Money Market Fund, the Tax Exempt Bond Fund and the New York Total Return Bond Fund, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in the U.S. dollar or, in the case of the Short Term Bond, Bond, International Bond, Selected U.S. Equity, U.S. Small Company, International Equity, Emerging Markets Equity or Diversified
Funds, in another currency.  See "Foreign Investments."

         BANK OBLIGATIONS. Each of the Funds, except the Treasury Money Market Fund, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of
(i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets (the "Asset Limitation") and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds may not invest in obligations of foreign branches of foreign banks and the Asset Limitation is not applicable to the International Bond, International Equity, Emerging Markets Equity, European Equity, Japan Equity or Asia Growth Funds. See "Foreign Investments." The Funds will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Funds, other than the Tax Exempt Money Market, Treasury Money Market, Tax Exempt Bond and New York Total Return Bond Funds, may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World
Bank).

         COMMERCIAL PAPER. Each of the Funds (except the Treasury Money Market
Fund) may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan Guaranty Trust Company of New York acting as agent, for no additional fee, in its capacity as investment advisor to the Portfolios and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts managed by the Advisor or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Advisor. Since master demand obligations typically are not rated by credit rating agencies, the Funds may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Funds to be liquid because they are payable upon demand. The Funds do not have any specific percentage limitation on investments in master demand obligations.

         REPURCHASE AGREEMENTS. Each of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Funds' Trustees. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Funds invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Treasury Money Market Fund will only enter into repurchase agreements involving U.S. Treasury securities or permitted agency securities. The Funds will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. The Money Market, Tax Exempt Money Market, and Treasury Money Markets Funds will be fully collateralized within the meaning of paragraph (a)(3) of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Fund may be delayed or limited.

         Each of the Funds (other than the Treasury Money Market Fund) may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described in the Prospectus or this Statement of Additional Information. The Tax Exempt Money Market and Tax Exempt Bond Funds may not invest in foreign bonds or asset-backed securities.

CORPORATE BONDS AND OTHER DEBT SECURITIES

         As discussed in the Prospectus, the Bond, Short Term Bond, New York Total Return Bond, International Bond, Diversified and European Equity Funds may invest in bonds and other debt securities of domestic and (except for the New York Total Return Bond Fund) foreign issuers to the extent consistent with their investment objectives and policies. A description of these investments appears in the Prospectus and below. See "Quality and Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."

         ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

TAX EXEMPT OBLIGATIONS

         As discussed in the Prospectus, the Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds and, in certain circumstances, the Bond and Short Term Bond Funds, may invest in tax exempt obligations to the extent consistent with each Fund's investment objective and policies. A description of the various types of tax exempt obligations which may be purchased by the Funds appears in the Prospectus and below. See "Quality and Diversification Requirements."

         MUNICIPAL BONDS. Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities or for water supply, gas, electricity or waste disposal facilities.

         Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not generally payable from the general taxing power of a municipality.

         MUNICIPAL NOTES. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

         Municipal notes are short-term obligations with a maturity at the time of issuance ranging from six months to five years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

         Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

         Municipal demand obligations are subdivided into two types: variable rate demand notes and master demand obligations.

         Variable rate demand notes are tax exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which each Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes. Variable rate demand notes are valued at amortized cost; no value is assigned to the right of each Fund to receive the par value of the obligation upon demand or notice.

         Master demand obligations are tax exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, exempt from federal income tax. For a description of the attributes of master demand obligations, see "Money Market Instruments" above. Although there is no secondary market for master demand obligations, such obligations are considered by each Fund to be liquid because they are payable upon demand. The Funds have no specific percentage limitations on investments in master demand obligations.

         The Tax Exempt Money Market Fund may purchase securities of the type described above if they have effective maturities within thirteen months. As required by regulation of the Securities and Exchange Commission (the "SEC"), this means that on the date of acquisition the final stated maturity (or if called for redemption, the redemption date) must be within thirteen months or the maturity must be deemed to be no more than thirteen months because of a maturity shortening mechanism, such as a variable interest rate, coupled with a conditional or unconditional right to resell the investment to the issuer or a third party. See "Variable Rate Demand Notes" and "Puts." A substantial portion of the Tax Exempt Money Market Fund's portfolio is subject to maturity shortening mechanisms consisting of variable interest rates coupled with unconditional rights to resell the securities to the issuers either directly or by drawing on a domestic or foreign bank letter of credit or other credit support arrangement. See "Foreign Investments."

         PUTS. The Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds may purchase without limit municipal bonds or notes together with the right to resell the bonds or notes to the seller at an agreed price or yield within a specified period prior to the maturity date of the bonds or notes. Such a right to resell is commonly known as a "put." The aggregate price for bonds or notes with puts may be higher than the price for bonds or notes without puts. Consistent with each Fund's investment objective and subject to the supervision of the Trustees, the purpose of this practice is to permit each Fund to be fully invested in tax exempt securities while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, and to purchase at a later date securities other than those subject to the put. The principal risk of puts is that the writer of the put may default on its obligation to repurchase. The Advisor will monitor each writer's ability to meet its obligations under puts.

         Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in order to take advantage of alternative investment opportunities or in the event the Advisor revises its evaluation of the creditworthiness of the issuer of the underlying security.
 In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise, the Advisor considers the amount of cash available to each Fund, the expiration dates of the available puts, any future commitments for securities purchases, alternative investment opportunities, the desirability of retaining the underlying securities in each Fund's portfolio and the yield, quality and maturity dates of the underlying securities.

         The Tax Exempt Money Market Fund values any municipal bonds and notes which are subject to puts at amortized cost. No value is assigned to the put. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires. The Tax Exempt Bond and New York Total Return Bond Funds value any municipal bonds and notes subject to puts with remaining maturities of less than 60 days by the amortized cost method. If the Tax Exempt Bond and New York Total Return Bond Funds were to invest in municipal bonds and notes with maturities of 60 days or more that are subject to puts separate from the underlying securities, the puts and the underlying securities would be valued at fair value as determined in accordance with procedures established by the Board of Trustees. The Board of Trustees would, in connection with the determination of the value of a put, consider, among other factors, the creditworthiness of the writer of the put, the duration of the put, the dates on which or the periods during which the put may be exercised and the applicable rules and regulations of the SEC. Prior to investing in such securities, the Tax Exempt Bond and New York Total Return Bond Funds, if deemed necessary based upon the advice of counsel, will apply to the SEC for an exemptive order, which may not be granted, relating to the valuation of such securities.

         Since the value of the put is partly dependent on the ability of the put writer to meet its obligation to repurchase, each Fund's policy is to enter into put transactions only with municipal securities dealers who are approved by the Advisor. Each dealer will be approved on its own merits, and it is each Fund's general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Trustees will review regularly the Advisor's list of approved dealers, taking into consideration, among other things, the ratings, if available, of their equity and debt securities, their reputation in the municipal securities markets, their net worth, their efficiency in consummating transactions and any collateral arrangements, such as letters of credit, securing the puts written by them. Commercial bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. In the case of the Tax Exempt Bond and New York Total Return Bond Funds, other put writers will have outstanding debt rated Aa or better by Moody's Investors Service, Inc. ("Moody's") or AA or better by Standard & Poor's Ratings Group ("Standard & Poor's"), or will be of comparable quality in the Advisor's opinion or such put writers' obligations will be collateralized and of comparable quality in the Advisor's opinion. The Trustees have directed the Advisor not to enter into put transactions with any dealer which in the judgment of the Advisor becomes more than a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Funds are unable to predict whether all or any portion of any loss sustained could subsequently be recovered from such dealer.

         The Trust has been advised by counsel that the Funds will be considered the owner of the securities subject to the puts so that the interest on the securities is tax exempt income to the Funds. Such advice of counsel is based on certain assumptions concerning the terms of the puts and the attendant circumstances.

EQUITY INVESTMENTS

         As discussed in the Prospectus, the Portfolios for the Selected U.S. Equity, U.S. Small Company, International Equity,

Emerging Markets Equity, European Equity, Japan Equity and Asia Growth Funds and the equity portion of the Diversified Fund (collectively, the "Equity Portfolios") invest primarily in Equity Securities. The Equity Securities in which the Equity Portfolios invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. A discussion of the various types of equity investments which may be purchased by these Portfolios appears in the Prospectus and below. See "Quality and Diversification Requirements."

         EQUITY SECURITIES. The Equity Securities in which the Equity Portfolios may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         The convertible securities in which the Equity Portfolios may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

WARRANTS

         The Equity Portfolios may invest in warrants, which entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities.

         Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

FOREIGN INVESTMENTS

         The International Bond, International Equity, Emerging
Markets Equity, European Equity, Japan Equity and Asia Growth
Funds make substantial investments in foreign countries.  The

Money Market, Bond, Short Term Bond, Selected U.S. Equity, U.S. Small Company and Diversified Funds may invest in certain foreign securities. The Short Term Bond Fund and the Bond Fund may invest in dollar-denominated fixed income securities of foreign issuers. The Selected U.S. Equity Fund may invest in equity securities of foreign corporations included in the S&P 500 Index or listed on a national securities exchange. The U.S. Small Company Fund may invest in equity securities of foreign issuers that are listed on a national securities exchange or denominated or principally traded in the U.S. dollar. The Bond, Short Term Bond, Selected U.S. Equity, U.S. Small Company and Diversified Funds do not expect to invest more than 25%, 25%, 5%, 5% and 30%, respectively, of their total assets at the time of purchase in securities of foreign issuers. All investments of the Money Market Fund must be U.S. dollar-denominated. In the case of the Money Market, Bond and Short Term Bond Funds, any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Generally, ADRs and EDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, or European, in the case of EDRs, securities markets.

         Since investments in foreign securities may involve foreign currencies, the value of a Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. The International Bond, Selected U.S. Equity, U.S. Small Company, International Equity, Emerging Markets Equity, Diversified, European Equity, Japan Equity and Asia Growth Funds may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Funds' currency exposure related to foreign investments. The Funds will not enter into such commitments for speculative purposes.

         For a description of the risks associated with investing in foreign securities, see "Additional Investment Information and Risk Factors" in the Prospectus. To the extent that the Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds invest in municipal bonds and notes backed by credit support arrangements with foreign financial institutions, the risks associated with investing in foreign securities may be relevant to these Funds.

         INVESTING IN JAPAN. Investing in Japanese securities may involve the risks associated with investing in foreign securities generally. In addition, because the International Equity and Japan Equity Portfolios will invest in Japan, they be subject to the general economic and political conditions in Japan.

         Share prices of companies listed on Japanese stock exchanges and on the Japanese OTC market reached historical peaks (which were later referred to as the "bubble") as well as historically high trading volumes in 1989 and 1990. Since then, stock prices in both markets decreased significantly, with listed stock prices reaching their lowest levels in the third quarter of 1992 and OTC stock prices reaching their lowest levels in the fourth quarter of 1992. During the period from January 1, 1989 through December 31, 1994, the highest Nikkei stock average and Nikkei OTC average were 38,915.87 and 4,149.20, respectively, and the lowest for each were 14,309.41 and 1,099.32, respectively. There can be no assurance that additional market corrections will not occur.

         The common stocks of many Japanese companies continue to trade at high price earnings ratios in comparison with those in the United States, even after the recent market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States.

         Since the International Equity and Japan Equity Portfolios invest in securities denominated in yen, changes in exchange rates between the U.S. dollar and the yen affect the U.S. dollar value of these Portfolios' assets. Such rate of exchange is determined by forces of supply and demand on the foreign exchange markets. These forces are in turn affected by the international balance of payments and other economic, political and financial conditions, government intervention, speculation and other factors. See Foreign Currency Exchange Transactions.

         Japanese securities held by the International Equity and Japan Equity Portfolios are not registered with the SEC nor are the issuers thereof subject to its reporting requirements. There may be less publicly available information about issuers of Japanese securities than about U.S. companies and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

         Although the Japanese economy has grown substantially over the past four decades, recently the rate of growth had slowed substantially. During 1991, 1992 and 1993, the Japanese economy grew at rates of 4.3%, 1.1% and 0.1%, respectively, as measured by real gross domestic product.

         Japan's success in exporting its products has generated a sizeable trade surplus. Such trade surplus has caused tensions at times between Japan and some of its trading partners. In particular, Japan's trade relations with the United States have recently been the subject of discussion and negotiation between the two nations. The United States has imposed certain measures designed to address trade issues in specific industries. These measures and similar measures in the future may adversely affect the performance of the International Equity and Japan Equity

Portfolios.

         Japan's economy has typically exhibited low inflation and low interest rates. There can be no assurance that low inflation and low interest rates will continue, and it is likely that a reversal of such factors would adversely affect the Japanese economy. Moreover, the Japanese economy may differ, favorably or unfavorably, from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

         Japan has a parliamentary form of government. In 1993 a coalition government was formed which, for the first time since 1955, did not include the Liberal Democratic Party. Since mid-1993, there have been several changes in leadership in Japan. What, if any, effect the current political situation will have on prospective regulatory reforms of the economy in Japan cannot be predicted. Recent and future developments in Japan and neighboring Asian countries may lead to changes in policy that might adversely affect the International Equity and Japan Equity Portfolios.

ADDITIONAL INVESTMENTS

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each of the Portfolios may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income investments no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

         INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by each of the Funds and their corresponding Portfolios to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, provided however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund (its corresponding Portfolio). As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

         REVERSE REPURCHASE AGREEMENTS. Each of the Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The Portfolio for the Treasury Money Market Fund will only enter into reverse repurchase agreements involving Treasury securities. For purposes of the 1940 Act it is also considered as the borrowing of money by the Portfolio and, therefore, a form of leverage. The Portfolios will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.
 A Portfolio will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Portfolio may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Portfolio will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Money Market, Tax Exempt Money Market and Treasury Money Market Funds' ability to maintain a net asset value of $1.00 per share. See "Investment Restrictions."

         MORTGAGE DOLLAR ROLL TRANSACTIONS.  The Portfolios for the
Short Term Bond Fund and the Bond Fund may engage in mortgage dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a mortgage dollar roll transaction, the Portfolio sells a mortgage backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the Custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Portfolio's investment restrictions.

         LOANS OF PORTFOLIO SECURITIES. Each of the Portfolios may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolios in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Portfolio and its respective investors. The Portfolios may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Portfolio will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and no Portfolio will make any loans in excess of one year. The Portfolios will not lend their securities to any officer, Trustee, Director, employee or other affiliate of the Portfolios, the Advisor or the Distributor, unless otherwise permitted by applicable law.

         PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. The Portfolios for each of the Funds (except the Treasury Money Market Fund) may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus.

         As to illiquid investments, a Portfolio is subject to a risk that should the Portfolio decide to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Where an illiquid security must be registered under the Securities Act of 1933, as amended (the "1933 Act"), before it may be sold, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to sell.

         SYNTHETIC VARIABLE RATE INSTRUMENTS. The Portfolios for the Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds may invest in certain synthetic variable rate instruments as described in the Prospectus. In the case of some types of instruments credit enhancement is not provided, and if certain events, which may include (a) default in the payment of principal or interest on the underlying bond, (b) downgrading of the bond below investment grade or (c) a loss of the bond's tax exempt status, occur, then (i) the put will terminate, (ii) the risk to a Fund will be that of holding a long-term bond, and (iii) in the case of the Tax Exempt Money Market Fund, the disposition of the bond may be required which could be at a loss.

QUALITY AND DIVERSIFICATION REQUIREMENTS

         Each of the Funds, except the New York Total Return Bond, International Bond and Japan Equity Funds, intends to meet the diversification requirements of the 1940 Act. To meet these requirements, 75% of the assets of these Funds is subject to the following fundamental limitations: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer, subject to the limitation of any applicable state securities laws, or with respect to the Money Market and Treasury Money Market Funds, as described below. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

         Although the New York Total Return Bond, International Bond and Japan Equity Funds are not limited by the diversification requirements of the 1940 Act, these Funds will comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. To meet these requirements, each Fund must diversify its holdings so that, with respect to 50% of the Fund's assets, no more than 5% of its assets are invested in the securities of any one issuer other than the U.S. Government at the close of each quarter of the Fund's taxable year. The

Fund may with respect to the remaining 50% of its assets, invest up to 25% of its assets in the securities of any one issuer
(except this limitation does not apply to U.S. Government
Securities).

         With respect to the Tax Exempt Money Market and Tax Exempt Bond Funds, for purposes of diversification and concentration under the 1940 Act, identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. With respect to the New York Total Return Bond Fund, for purposes of diversification under the Code and concentration under the 1940 Act, identification of the issuer of municipal bonds or notes also depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. Since securities issued or guaranteed by states or municipalities are not voting securities, there is no limitation on the percentage of a single issuer's securities which a Fund may own so long as it does not invest more than 5% of its total assets that are subject to the diversification limitation in the securities of such issuer, except obligations issued or guaranteed by the U.S. Government. Consequently, the Funds may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company which invests in voting securities. See "Investment Restrictions."

         MONEY MARKET FUND. In order to attain the Money Market Fund's objective of maintaining a stable net asset value, the Portfolio for the Money Market Fund will (i) limit its investment in the securities (other than U.S. Government securities) of any one issuer to no more than 5% of its assets, measured at the time of purchase, except for investments held for not more than three business days (subject, however, to the investment restriction No. 4 set forth under "Investment Restrictions" below); and (ii) limit investments to securities that present minimal credit risks and securities (other than U.S. Government securities) that are rated within the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or by the only NRSRO that has rated the security. Securities which originally had a maturity of over one year are subject to more complicated, but generally similar rating requirements. A description of illustrative credit ratings is set forth in Appendix A attached to this Statement of Additional Information. The Portfolio may also purchase unrated securities that are of comparable quality to the rated securities described above. Additionally, if the issuer of a particular security has issued other securities of comparable priority and security and which have been rated in accordance with
(ii) above, that security will be deemed to have the same rating as such other rated securities.

         In addition, the Board of Trustees has adopted procedures which (i) require the Board of Trustees to approve or ratify purchases by the Portfolio of securities (other than U.S. Government securities) that are rated by only one NRSRO or that are unrated; (ii) require the Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of not more than thirteen months; and (iii) require the Portfolio, in the event of certain downgradings of or defaults on portfolio holdings, to dispose of the holding, subject in certain circumstances to a finding by the Trustees that disposing of the holding would not be in the Portfolio's best interest.

         TAX EXEMPT MONEY MARKET FUND. In order to attain the Tax Exempt Money Market Fund's objective of maintaining a stable net asset value, the Portfolio for the Tax Exempt Money Market Fund will limit its investments to securities that present minimal credit risks and securities (other than New York State municipal notes) that are rated within the highest rating assigned to short-term debt securities (or, in the case of New York State municipal notes, within one of the two highest ratings assigned to short-term debt securities) by at least two NRSROs or by the only NRSRO that has rated the security. Securities which originally had a maturity of over one year are subject to more complicated, but generally similar rating requirements. The Portfolio may also purchase unrated securities that are of comparable quality to the rated securities described above. Additionally, if the issuer of a particular security has issued other securities of comparable priority and security and which have been rated in accordance with the criteria described above that security will be deemed to have the same rating as such other rated securities.

         In addition, the Board of Trustees has adopted procedures which (i) require the Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of not more than thirteen months and (ii) require the Portfolio, in the event of certain downgrading of or defaults on portfolio holdings, to dispose of the holding, subject in certain circumstances to a finding by the Trustees that disposing of the holding would not be in the Portfolio's best interest.

         The credit quality of variable rate demand notes and other municipal obligations is frequently enhanced by various credit support arrangements with domestic or foreign financial institutions, such as letters of credit, guarantees and insurance, and these arrangements are considered when investment quality is evaluated. The rating of credit-enhanced municipal obligations by a NRSRO may be based primarily or exclusively on the credit support arrangement.

         TREASURY MONEY MARKET FUND. In order to attain its objective of maintaining a stable net asset value, the Treasury Money Market Fund will limit its investments to direct obligations of the U.S. Treasury including Treasury bills, notes and bonds with remaining maturities of thirteen months or less at the time of purchase and will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

         SHORT TERM BOND, BOND, INTERNATIONAL BOND AND DIVERSIFIED FUNDS. The Short Term Bond, Bond and International Bond Funds and the fixed income portion of the Diversified Fund invest principally in a diversified portfolio of "high grade" and "investment grade" securities. Investment grade debt is rated, on the date of investment, within the four highest ratings of Moody's, currently Aaa, Aa, A and Baa, or of Standard & Poor's, currently AAA, AA, A and BBB, while high grade debt is rated, on the date of the investment, within the two highest of such ratings. The Bond Fund may also invest up to 5% of its total assets in securities which are "below investment grade." Such securities must be rated, on the date of investment, Ba by Moody's or BB by Standard & Poor's. The Funds may invest in debt securities which are not rated or other debt securities to which these ratings are not applicable, if in the opinion of the Advisor, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Funds invest in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion.

         TAX EXEMPT BOND FUND. The Tax Exempt Bond Fund invests principally in a diversified portfolio of "high grade" and "investment grade" tax exempt securities. On the date of investment (i) municipal bonds must be rated within the three highest ratings of Moody's, currently Aaa, Aa and A, or of Standard & Poor's, currently AAA, AA, and A, (ii) municipal notes must be rated MIG-1 by Moody's or SP-1 by Standard & Poor's (or, in the case of New York State municipal notes, MIG-1 or MIG-2 by Moody's or SP-1 or SP-2 by Standard & Poor's) and (iii) municipal commercial paper must be rated Prime-1 by Moody's or A-1 by Standard & Poor's or, if not rated by either Moody's or Standard & Poor's, issued by an issuer either (a) having an outstanding debt issue rated A or higher by Moody's or Standard & Poor's or (b) having comparable quality in the opinion of the Advisor. The Fund may invest in other tax exempt securities which are not rated if, in the opinion of the Advisor, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion.

         NEW YORK TOTAL RETURN BOND FUND. The New York Total Return Bond Fund invests principally in a diversified portfolio of "investment grade" tax exempt securities. An investment grade bond is rated, on the date of investment within the four highest ratings of Moody's, currently Aaa, Aa, A and Baa, or of Standard & Poor's, currently AAA, AA, A and BBB, while high grade debt is rated, on the date of the investment within the two highest of such ratings. Investment grade municipal notes are rated, on the date of investment, MIG-1 or MIG-2 by Standard & Poor's or SP-1 and SP-2 by Moody's. Investment grade municipal commercial paper is rated, on the date of investment, Prime 1 or Prime 2 by Moody's and A-1 or A-2 by Standard & Poor's. The New York Total Return Bond Fund may also invest up to 5% of its total assets in securities which are "below investment grade." Such securities must be rated, on the date of investment, Ba by Moody's or BB by Standard & Poor's. The New York Total Return Bond Fund may invest in debt securities which are not rated or other debt securities to which these ratings are not applicable, if in the opinion of the Advisor, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Fund invests in any taxable commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion.

         SELECTED U.S. EQUITY, U.S. SMALL COMPANY, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY, DIVERSIFIED, EUROPEAN EQUITY, JAPAN EQUITY AND ASIA GROWTH FUNDS. The Selected U.S. Equity, U.S. Small Company, International Equity, Emerging Markets Equity, Diversified, European Equity, Japan Equity and Asia Growth Funds may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time a Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion. At the time a Fund invests in any other short-term debt securities, they must be rated A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Advisor's opinion.

         In determining suitability of investment in a particular unrated security, the Advisor takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

OPTIONS AND FUTURES TRANSACTIONS

EXCHANGE TRADED AND OVER-THE-COUNTER OPTIONS. All options purchased or sold by the Portfolios will be traded on a securities exchange or will be purchased or sold by securities dealers (over-the-counter or OTC options) that meet creditworthiness standards approved by the Portfolio's Board of Trustees. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Portfolio relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Portfolio purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

         The staff of the SEC has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, a Portfolio may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolios permitted to enter into futures and options transactions may purchase or sell (write) futures contracts and purchase put and call options, including put and call options on futures contracts. In addition, the Portfolios for the International Bond, Diversified, Emerging Markets Equity, European Equity, Japan Equity and Asia Growth Funds may sell (write) put and call options, including options on futures. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of fixed income securities and indexes of equity securities.

         Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

         The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Portfolio are paid by the Portfolio into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder.

COMBINED POSITIONS. The Portfolios permitted to purchase and write options may do so in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, certain Portfolios may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

         Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well.

Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange Traded and Over-the-Counter Options" above for a discussion of the liquidity of options not traded on an exchange.)

POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Portfolio or the Advisor may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. The Portfolios intend to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which a Portfolio can commit assets to initial margin deposits and option premiums. In addition, the Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

RISK MANAGEMENT

         The Portfolios for the New York Total Return Bond, International Bond, Diversified, Emerging Markets Equity, European Equity, Japan Equity and Asia Growth Funds may employ non-hedging risk management techniques. Examples of such strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Advisor wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long term securities, it might cause the Portfolio to purchase futures contracts on long term debt securities. Similarly, if the Advisor wishes to decrease fixed income securities or purchase equities, it could cause the Portfolio to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

SPECIAL FACTORS AFFECTING THE NEW YORK TOTAL RETURN BOND FUND. The New York Total Return Bond Fund intends to invest a high proportion of its assets in municipal obligations of the State of New York and its political subdivisions, municipalities, agencies, instrumentalities and public authorities. Payment of interest and preservation of principal is dependent upon the continuing ability of New York issuers and/or obligators of state, municipal and public authority debt obligations to meet their obligations thereunder.

         The fiscal stability of New York State is related, at least in part, to the fiscal stability of its localities and authorities. Various State agencies, authorities and localities have issued large amounts of bonds and notes either guaranteed or supported by the State through lease-purchase arrangements, other contractual arrangements or moral obligation provisions. While debt service is normally paid out of revenues generated by projects of such State agencies, authorities and localities, the State has had to provide special assistance in recent years, in some cases of a recurring nature, to enable such agencies, authorities and localities to meet their financial obligations and, in some cases, to prevent or cure defaults. To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the State to meet its own obligations as they become due or to obtain additional financing could be adversely affected.

         On July 10, 1995, Standard & Poor's downgraded its rating on New York city's outstanding general obligation bonds to BBB+ from A-, citing the city's chronic structural budget problems and weak economic outlook. Other factors contributing to Standard & Poor's downgrade include the city's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and of state and federal aid, and the city's continued high debt levels.

         For further information concerning New York municipal obligations, see Appendix B to this Statement of Additional Information. The summary set forth above and in Appendix B is included for the purpose of providing a general description of New York State and New York City credit and financial conditions.
 This summary is based on information from an official statement of New York general obligation municipal obligations and does not purport to be complete.

PORTFOLIO TURNOVER

         Set forth below are the portfolio turnover rates for the Portfolios corresponding to the Funds. A rate of 100% indicates that the equivalent of all of the Portfolio's assets have been sold and reinvested in a year. High portfolio turnover may result in the realization of substantial net capital gains or losses. To the extent net short term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Taxes" below.

THE SHORT TERM BOND PORTFOLIO (Short Term Bond Fund) -- For the
fiscal year ended October 31, 1994:  230%


THE TAX EXEMPT BOND PORTFOLIO (Tax Exempt Bond Fund) -- For the
fiscal year ended August 31, 1994:   33%.  For the fiscal
year ended August 31, 1995: 47%.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO (New York Total Return Bond Fund) -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: 63%.

THE NON-U.S. FIXED INCOME PORTFOLIO (International Bond Fund) --
For the period October 11, 1994 (commencement of operations)
through September 30, 1994:  288%


THE U.S. FIXED INCOME PORTFOLIO (Bond Fund) -- For the fiscal year ended October 31, 1994:  234%

THE SELECTED U.S. EQUITY PORTFOLIO (Selected U.S. Equity Fund)
-- For the period July 19, 1993 (commencement of operations)
through May 31, 1994:  76%.  For the fiscal year ended May 31,
1995:  71%

THE U.S. SMALL COMPANY PORTFOLIO (U.S. Small Company Fund)  --
For the period July 19, 1993 (commencement of operations) through
May 31, 1994:  97%.  For the fiscal year ended May 31, 1995:  75%

THE NON-U.S. EQUITY PORTFOLIO (International Equity Fund) -- For
the fiscal year ended October 31, 1994:  56%

THE EMERGING MARKETS EQUITY PORTFOLIO (Emerging Markets Equity
Fund)  -- For the fiscal year ended October 31, 1994:  27.48%

THE DIVERSIFIED PORTFOLIO (Diversified Fund) -- For the period
July 8, 1993 (commencement of operations) through June 30, 1994:
115%.  For the fiscal year ended June 30, 1995:  136%

         The estimated portfolio turnover rate for each of the European Equity, Japan Equity and Asia Growth Portfolios generally should not exceed 100%.

INVESTMENT RESTRICTIONS

         The investment restrictions of each Fund and its corresponding Portfolio are identical, unless otherwise specified. Accordingly, references below to a Fund also include the Fund's corresponding Portfolio unless the context requires otherwise; similarly, references to a Portfolio also include its corresponding Fund unless the context requires otherwise.

         The investment restrictions below have been adopted by the Trust with respect to each Fund and by each corresponding Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities. Whenever a Fund is requested to vote on a change in the fundamental investment restrictions of its corresponding Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the Fund's shareholders.

         The MONEY MARKET FUND and its corresponding PORTFOLIO may not:

1. Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of the Fund's total assets would be in investments which are illiquid;

2. Enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements;

3. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 10% of the value of the Fund's total assets, taken at cost, at the time of such borrowing. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 10% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes and shall not apply to reverse repurchase agreements;

4. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund. This limitation shall not apply to issues of the U.S. Government, its agencies or instrumentalities and to permitted investments of up to 25% of the Fund's total assets;

5. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities, negotiable certificates of deposit, time deposits, and bankers' acceptances of U.S. branches of U.S. banks;

6. Make loans, except through purchasing or holding debt obligations, or entering into repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

7. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase bonds or commercial paper issued by companies which invest in real estate or interests therein including real estate investment trusts;

8. Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act; or

10. Act as an underwriter of securities.

         The TAX EXEMPT MONEY MARKET FUND and its corresponding
PORTFOLIO may not:

1. Borrow money, except from banks for temporary, extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's total assets, taken at cost at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets, provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision, for example, facilitates the orderly sale of portfolio securities in the event of abnormally heavy redemption requests or in the event of redemption requests during periods of tight market supply. This provision is not for leveraging purposes;

2. Invest more than 25% of its total assets in securities of governmental units located in any one state, territory, or possession of the United States. The Fund may invest more then 25% of its total assets in industrial development and pollution control obligations whether or not the users of facilities financed by such obligations are in the same industry;1

3. Purchase industrial revenue bonds if, as a result of such purchase, more than 5% of total Fund assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with fewer than three years of operating history;

--------
1Pursuant to an interpretation of the staff of the SEC, the Fund may not invest more than 25% of its assets in industrial development bonds in projects of similar type or in the same state. The Fund shall comply with this interpretation until such time as it may be modified by the staff or the SEC.

4. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer, provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. Each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member will be a separate issuer if the security is backed only by the assets and revenues of that issuer. If the security is guaranteed by another entity, the guarantor will be deemed to be the issuer. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;2

5. Make loans, except through the purchase or holding of debt obligations, repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof except to the extent that securities subject to a demand obligation, stand-by commitments and puts may be purchased (see "Investment Objectives and Policies"); real estate; commodities; commodity contracts; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase municipal bonds, notes or commercial paper secured by interests in real estate;

7. Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delayed delivery;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act; or

9. Act as an underwriter of securities.

         The TREASURY MONEY MARKET FUND and its corresponding PORTFOLIO may not:

1. Enter into reverse repurchase agreements which together with any other borrowing exceeds in the aggregate one-third of the market value of the Fund's or the Portfolio's total assets, less liabilities other than the obligations created by reverse repurchase agreements;

2. Borrow money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's or the Portfolio's total assets, taken at cost at the time
--------
2For purposes of interpretation of Investment Restriction No. 4 "guaranteed by another entity" includes credit substitutions, such as letters of credit or insurance, unless the Advisor determines that the security meets the Fund's credit standards without regard to the credit substitution.

of such borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market value of the Fund's and the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements). Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts up to 10% of the value of the Fund's or the Portfolio's net assets at the time of such borrowing. The Fund or the Portfolio will not purchase securities while borrowings exceed 5% of the Fund's or the Portfolio's total assets, respectively; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's or the Portfolio's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund. This limitation also shall not apply to issues of the U.S. Government and repurchase agreements related thereto;

4. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the Fund's or the Portfolio's total assets; provided, however, that the Fund may invest all or part of its assets in an open-end management investment company with the same investment objective and restrictions as the Fund. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities and repurchase agreements related thereto;

5. Make loans, except through purchasing or holding debt obligations, repurchase agreements, or loans of portfolio securities in accordance with the Fund's or the Portfolio's investment objective and policies (see "Investment Objectives and Policies");

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts or interests in oil, gas, or mineral exploration or development programs;

7. Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objective and restrictions as the Fund; or

9. Act as an underwriter of securities.

         The SHORT TERM BOND FUND and its corresponding PORTFOLIO may not:

1. Purchase securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S.
Government securities;

2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

3. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to permitted investments of up to 25% of the Fund's total assets;

4. Borrow money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Fund's or the Portfolio's total assets, taken at cost at the time of such borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market value of the Fund's and the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements). The Fund will not mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Fund's or the Portfolio's net assets at the time of such borrowing. The Fund or the Portfolio will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. Collateral arrangements for premium and margin payments in connection with the Fund's hedging activities are not deemed to be a pledge of assets;

5. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which the Fund is permitted to incur pursuant to Investment Restriction No. 4 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. The Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies;

7. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts, except for the Fund's interests in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts, and purchase instruments secured by real estate or interests therein;

8. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except to obtain such short-term credit as necessary for the clearance of purchases and sales of securities; provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objective and restrictions as the Fund; or

10. Act as an underwriter of securities.

         The BOND FUND and its corresponding PORTFOLIO may not:

1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Fund's total assets, taken at cost at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction No. 8. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts up to 30% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Fund's hedging activities are not deemed to be a pledge of assets;

2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

3. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to permitted investments of up to 25% of the Fund's total assets;

4. Purchase securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S.
Government securities;

5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies;

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, commodity contracts, except for the Fund's interest in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase debt obligations secured by interests in real estate or issued by companies which invest in real estate or interests therein including real estate investment trusts;

7. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except in the course of the Fund's hedging activities, unless at all times when a short position is open the Fund owns an equal amount of such securities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

8. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which the Fund is permitted to incur pursuant to Investment Restriction No. 1 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. The Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act; or

10. Act as an underwriter of securities.

         The TAX EXEMPT BOND FUND and its corresponding PORTFOLIO may not:

1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's total assets, taken at cost at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Fund's hedging activities are not deemed to be a pledge of assets;

2. Purchase securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. Each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member will be a separate issuer if the security is backed only by the assets and revenue of that issuer. If the security is guaranteed by another entity, the guarantor will be deemed to be the issuer.3 This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

3. Invest more than 25% of its total assets in securities of governmental units located in any one state, territory, or possession of the United States. The Fund may invest more than 25% of its total assets in industrial developments and pollution control obligations whether or not the users of facilities financed by such obligations are in that same industry;4

4. Purchase industrial revenue bonds if, as a result of such purchase, more than 5% of total Fund assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with fewer than three years of operating history (including predecessors);

5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

6. Purchase or sell puts, calls, straddles, spreads, or any
--------
3 For purposes of interpretation of Investment Restriction No. 2, "guaranteed by another entity" includes credit substitutions, such as letters of credit or insurance, unless the Advisor determines that the security meets the Fund's credit standards without regard to the credit substitution. 4Pursuant to an interpretation of the staff of the SEC, the Fund may not invest more than 25% of its assets in industrial development bonds in projects of similar type or in the same state. The Fund shall comply with this interpretation until such time as it may be modified by the staff of the SEC.

combination thereof except to the extent that securities subject to a demand obligation, stand-by commitments and puts may be purchased (see "Investment Objectives and Policies"); real estate; commodities; commodity contracts, except for the Fund's interests in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase municipal bonds, notes or commercial paper secured by interests in real estate;

7. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Fund's hedging activities, unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;

8. Issue any senior security, except as appropriate to evidence indebtedness which the Fund is permitted to incur pursuant to Investment Restriction No. 1. The Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act; or

10. Act as an underwriter of securities.

         Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC staff interpretations thereof, are amended or modified, the NEW YORK TOTAL RETURN BOND FUND and its corresponding PORTFOLIO may not:

1. Purchase any security if, as a result, more than 25% of the value of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2. Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in total do not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;

3. Make loans to other persons, except through the purchase of debt obligations, loans of portfolio securities, and participation in repurchase agreements;

4. Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Fund may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;

5. Purchase or sell real estate, but the Fund may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

6. Underwrite securities of other issuers, except to the extent the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

7. Issue senior securities, except as permitted under the 1940
Act or any rule, order or interpretation thereunder; or

8. Notwithstanding any other investment restriction of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the Fund.

         The DIVERSIFIED FUND and its corresponding PORTFOLIO may not:

1. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

3. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to permitted investments of up to 25% of the Fund's total assets;

4. Borrow money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Fund's or the Portfolio's total assets, taken at cost at the time of such borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market value of the Fund's and the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements). The Fund will not mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Fund's or the Portfolio's net assets at the time of such borrowing. The Fund or the Portfolio will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Fund's use of futures contracts and options are not deemed to be a pledge of assets;

5. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which the Fund is permitted to incur pursuant to Investment Restriction No. 4 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. The Fund's arrangements in connection with its use of futures contracts and options shall not be considered senior securities for purposes hereof;

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

7. Purchase or sell commodities or commodity contracts, but this restriction shall not prohibit the Fund from purchasing or selling futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or entering into foreign currency forward contracts; or purchase or sell real estate or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts, and purchase instruments secured by real estate or interests therein;

8. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except to obtain such short term credit as necessary for the clearance of purchases and sales of securities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities or to restrict the Fund's use of futures contracts or options;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objective and restrictions as the Fund; or

10. Act as an underwriter of securities.

         Each of the SELECTED U.S. EQUITY FUND and the U.S. SMALL COMPANY FUND and their corresponding PORTFOLIOS may not:

1. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 10% of the value of the Fund's total assets, taken at cost, at the time of such borrowing. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 10% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Fund's hedging activities are not deemed to be a pledge of assets;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to issues of the U.S. Government, its agencies or instrumentalities and to permitted investments of up to 25% of the Fund's total assets;

4. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's;

5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts, except for the Fund's interests in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts;

7. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Fund's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act;

9. Act as an underwriter of securities;

10. Issue any senior security, except as appropriate to evidence indebtedness which the Fund is permitted to incur pursuant to Investment Restriction No. 2. The Fund's arrangements in connection with its hedging activities as described in

"Investment Objectives and Policies" shall not be considered senior securities for purposes hereof; or

11. Purchase any equity security if, as a result, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

         The INTERNATIONAL EQUITY FUND and its corresponding PORTFOLIO may not:

1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Fund's net assets at the time of borrowing, and except in connection with reverse repurchase agreements and then only in amounts up to 33 1/3% of the value of the Fund's net assets; or purchase securities while borrowings, including reverse repurchase agreements, exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. The Fund will not mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Fund's net assets at the time of such borrowing;

2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

3. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to permitted investments of up to 25% of the Fund's total assets;

4. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

5. Make loans, except through the purchase or holding of debt obligations (including restricted securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies, see "Additional Investment Information" in the Prospectus and "Investment Objectives and Policies" in this Statement of Additional Information;

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real property, including limited partnership interests, commodities, or commodity contracts, except for the Fund's interests in hedging and foreign exchange activities as described under "Additional Investment Information" in the Prospectus; or interests in oil, gas, mineral or other exploration or development programs or leases. However, the Fund may purchase securities or commercial paper issued by companies that invest in real estate or interests therein including real estate investment trusts;

7. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except to obtain such short-term credit as necessary for the clearance of purchases and sales of securities, provided that this restriction shall not be deemed to apply to the purchase or sale of when-issued securities or delayed delivery securities;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act;

9. Act as an underwriter of securities, except insofar as the Fund may be deemed to be an underwriter under the 1933 Act by virtue of disposing of portfolio securities; or

10. Issue any senior security, except as appropriate to evidence indebtedness which the Fund is permitted to incur pursuant to Investment Restriction No. 1. The Fund's arrangements in connection with its hedging activities as described in "Additional Investment Information" in the Prospectus shall not be considered senior securities for purposes hereof.

         Unless Sections 8(b)(1) and 13(a) of the 1940 Act, or any SEC or SEC staff interpretations thereof, are amended or modified, each of the EMERGING MARKETS EQUITY, EUROPEAN EQUITY AND ASIA GROWTH FUNDS and their corresponding PORTFOLIOS may not:

1. Purchase any security if, as a result, more than 25% of the value of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2. Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in total do not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;

3. With respect to 75% of its total assets, purchase any security if, as a result, (a) more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one issuer; or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. This limitation shall not apply to Government securities (as defined in the 1940
Act);

4. Make loans to other persons, except through the purchase of debt obligations, loans of portfolio securities, and participation in repurchase agreements;


5. Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Fund may purchase or sell futures contracts or options (incluawng options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;


6. Purchase or sell real estate, but the Fund may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

7. Underwrite securities of other issuers, except to the extent the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

8. Issue senior securities, except as permitted under the 1940
Act or any rule, order or interpretation thereunder; and

9. Notwithstanding any other investment restriction of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the Fund.

         Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC staff interpretations thereof are amended or modified, each of the INTERNATIONAL BOND AND JAPAN EQUITY FUNDS and their corresponding PORTFOLIOS may not:

1. Purchase any security if, as a result, more than 25% of the value of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In addition, and while subject to changing interpretations, so long as a single foreign government or supranational organization is considered to be an "industry" for the purposes of this 25% limitation, the Portfolio will comply therewith. The staff of the SEC considers all supranational organizations (as a group) to be a single industry for concentration purposes;

2. Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in total do not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;

3. Make loans to other persons, except through the purchase of debt obligations, loans of portfolio securities, and participation in repurchase agreements;

4. Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Fund may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;

5. Purchase or sell real estate, but the Fund may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

6. Underwrite securities of other issuers, except to the extent the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

7. Issue senior securities, except as permitted under the 1940
Act or any rule, order or interpretation thereunder; and

8. Notwithstanding any other investment restriction of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having substantially the same investment objective and restrictions as the Fund.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - MONEY MARKET FUND.
The investment restriction described below is not a fundamental policy of the Money Market Fund or its corresponding Portfolio and may be changed by their respective Trustees. This non-fundamental investment policy requires that the Money Market Fund and its corresponding Portfolio may not:

(i) enter into reverse repurchase agreements or borrow money, except from banks for extraordinary or emergency purposes, if such obligations exceed in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements and borrowings.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - TAX EXEMPT MONEY MARKET FUND AND TREASURY MONEY MARKET FUND. The investment restriction described below is not a fundamental policy of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. This non-fundamental investment policy requires that each such Fund may not:

(i) acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of the Fund's total assets would be in investments that are illiquid.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - SHORT TERM BOND FUND, TAX EXEMPT BOND FUND, BOND FUND, SELECTED U.S. EQUITY FUND, U.S. SMALL COMPANY FUND, INTERNATIONAL EQUITY FUND, DIVERSIFIED FUND, EMERGING MARKETS EQUITY FUND, EUROPEAN EQUITY FUND, JAPAN EQUITY FUND AND ASIA GROWTH FUND. The investment restriction described below is not a fundamental policy of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. This non-fundamental investment policy requires that each such Fund may not:

(i) acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's total assets would be in investments that are illiquid.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - INTERNATIONAL EQUITY FUND AND DIVERSIFIED FUND. The investment restrictions described below are not fundamental policies of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. These non-fundamental investment policies require that each such Fund may not:

(i) purchase any equity security if, as a result, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years;

(ii) invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws; or

(iii) invest in any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer of the Investment Advisor, if after the Portfolio's purchase of the securities of such issuer, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - NEW YORK TOTAL RETURN BOND FUND. The investment restrictions described below are not fundamental policies of the New York Total Return Bond Fund and its corresponding Portfolio and may be changed by their Trustees. These non-fundamental investment policies require that the New York Total Return Bond Fund and its corresponding Portfolio may not:

(i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;

(ii) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's total assets would be in investments that are illiquid;

(iii) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the SEC or its staff. Transactions in futures contracts and options shall not constitute selling securities short; or

(iv) Purchase securities on margin, but the Fund may obtain such short term credits as may be necessary for the clearance of transactions.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - SELECTED U.S. EQUITY FUND AND U.S. SMALL COMPANY FUND. The investment restrictions described below are not fundamental policies of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. These non-fundamental investment policies require that each such Fund may not:

(i) invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange, to the extent permitted by applicable state securities laws; or

(ii) invest in any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer of the Investment Advisor, if after the Portfolio's purchase of the securities of such issuer, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - SELECTED U.S. EQUITY FUND, U.S. SMALL COMPANY FUND AND DIVERSIFIED FUND. The investment restrictions described below are not fundamental policies of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. These non-fundamental investment policies require that each such Fund may not:

(i) invest in real estate limited partnership interests; or

(ii) invest in oil, gas or other mineral leases.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - EMERGING MARKETS EQUITY FUND, EUROPEAN EQUITY FUND AND ASIA GROWTH FUND. The investment restrictions described below are not fundamental policies of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. These non-fundamental investment policies require that each such Fund may not:

(i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;

(ii) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's total assets would be in investments that are illiquid;

(iii) Purchase any security if, as a result, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years;

(iv) Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange, to the extent permitted by applicable state securities laws;

(v) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the SEC or its staff. Transactions in futures contracts and options shall not constitute selling securities short;

(vi) Purchase securities on margin, but the Fund may obtain such short term credits as may be necessary for the clearance of transactions;

(vii) Purchase or retain securities of any issuer if, to the knowledge of the Fund, any of the Fund's officers or Trustees or any officer of the Portfolio's investment adviser individually owns more than 1/2 of 1% of the issuer's outstanding securities and such persons owning more than 1/2 of 1% of such securities together beneficially own more than 5% of such securities, all taken at market; or

(viii) Invest in real estate limited partnerships or purchase interests in oil, gas or mineral exploration or development programs or leases.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - INTERNATIONAL BOND AND JAPAN EQUITY FUNDS. The investment restrictions described below are not fundamental policies of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. These non-fundamental investment policies require that each such Fund may not:

(i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;

(ii) Acquire any illiquid securities if as a result thereof, more than 15% of the market value of the Fund's total assets would be in investments that are illiquid;

(iii) Purchase any security if, as a result, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years;

(iv) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the Securities and Exchange Commission or its staff. Transactions in futures contracts and options shall not constitute selling securities short;

(v) Purchase or retain securities of any issuer if, to the knowledge of the Fund, any of the Fund's officers or Trustees or any officer of the Portfolio's investment adviser individually owns more than 1/2 of 1% of the issuer's outstanding securities and such persons owning more than 1/2 of 1% of such securities together beneficially own more than 5% of such securities, all taken at market;

(vi) Purchase securities on margin, but the Fund may obtain such short term credits as may be necessary for the clearance of transactions; or

(vii) Invest in real estate limited partnerships or purchase interests in oil, gas or mineral exploration or development programs or leases.

         ALL FUNDS. There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

TRUSTEES AND OFFICERS

TRUSTEES

         The Trustees of the Trust, who are also the Trustees of each of the Portfolios, their business addresses, and their principal occupations during the past five years are set forth below.


         FREDERICK S. ADDY--Trustee; Retired; Executive Vice President and Chief Financial Officer from January 1990 to April 1994,
Amoco Corporation.  His address is 5300 Arbutus Cove, Austin, TX 78746.

         WILLIAM G. BURNS--Trustee; Retired; Limited Partner, Galen Partners L.P. and Vice Chairman, Galen Associates, since 1990; Chief Executive Officer, Galen Associates and General Partner, Galen Partners L.P., until 1991. His address is 2200 Alaqua Drive, Longwood, FL 32779.

         ARTHUR C. ESCHENLAUER--Trustee; Retired; Senior Vice
President, Morgan Guaranty Trust Company of New York until 1987.
His address is 14 Alta Vista Drive, RD #2, Princeton, NJ 08540.


         MATTHEW HEALEY (*)--Trustee, Chairman and Chief Executive Officer; Chairman, Pierpont Group, Inc., since 1989; Chairman and Chief

Executive Officer, Execution Services, Inc. until October 1991.
His address is Pine Tree Club Estates, 10286 Saint Andrews Road,
Boynton Beach, FL 33436.

         MICHAEL P. MALLARDI--Trustee; Senior Vice President, Capital Cities/ABC, Inc., President, Broadcast Group, since 1986. His address is 77 West 66th Street, New York, NY 10017.
------------------------
(*) Mr. Healey is an "interested person" of the Trust and each Portfolio as that term is defined in the 1940 Act.

         The Trustees of the Trust are the same as the Trustees of each of the Portfolios. In accordance with applicable state requirements, a majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, each of the Portfolios and The Pierpont Funds, up to and including creating a separate board of trustees.

         Each Trustee is paid an annual fee as follows for serving as Trustee of the Trust, each of the Portfolios, The Series Portfolio and The Pierpont Funds, and is reimbursed for expenses incurred in connection with service as a Trustee. The compensation paid to the Trustees in calendar 1994 is set forth below. The Trustees may hold various other directorships unrelated to these funds.

                                   AGGREGATE             PENSION OR RETIREMENT                        TOTAL COMPENSATION FROM THE
                                   COMPENSATION          BENEFITS                ESTIMATED ANNUAL     TRUST,THE PIERPONT FUNDS AND
                                   FROM THE TRUST        ACCRUED AS PART OF      BENEFITS UPON        CORRESPONDING PORTFOLIOS PAID
                                   DURING 1994           FUND EXPENSES           RETIREMENT           TO TRUSTEES DURING 1994

Frederick S. Addy, Trustee             $4,372                None                    None                  $55,000

William G.                             $4,372                None                    None                  $55,000
Burns, Trustee

Arthur C. Eschenlauer, Trustee         $4,372                                        None                  $55,000
                                                             None

Matthew Healey, Trustee(*),            $4,372                None                    None                  $55,000
  Chairman and Chief Executive
  Officer

Michael P. Mallardi, Trustee           $4,372                None                    None
                                                                                                           $55,000



(*) During 1994, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $130,000, contributed $19,500 to a defined contribution plan on his behalf and paid $20,000 in insurance premiums for his benefit.

         As of April 1, 1995 the annual fee paid to each Trustee for serving as a Trustee of the Trust, each of the Portfolios, The Series Portfolio and The Pierpont Funds was adjusted to $65,000.

         The Trustees, in addition to reviewing actions of the Trust's and the Portfolios' various service providers, decide upon matters of general policy. On January 15, 1994 each of the Portfolios and the Trust entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Portfolios and the Trust. Pierpont Group, Inc. was organized in July 1989 to provide services for The Pierpont Family of Funds, and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. The Trust and the Portfolios have agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. These costs are periodically reviewed by the Trustees.

         The aggregate fees paid to Pierpont Group, Inc. by each Fund and its corresponding Portfolio during their respective fiscal years completed after January 15, 1994 are set forth below:

MONEY MARKET FUND -- For the fiscal year ended November 30, 1994:
 $16,147.
THE MONEY MARKET PORTFOLIO -- For the fiscal year ended November
30, 1994:  $246,089.


TAX EXEMPT MONEY MARKET FUND -- For the fiscal year ended August 31, 1994:
$1,745. For the fiscal year ended August 31, 1995:
$8,400.
THE TAX EXEMPT MONEY MARKET PORTFOLIO -- For the fiscal year ended August 31, 1994: $79,046. For the fiscal year ended August
31, 1995: $110,325.


TREASURY MONEY MARKET FUND -- For the fiscal year ended October
31, 1994:  $6,211.
THE TREASURY MONEY MARKET PORTFOLIO -- For the fiscal year ended
October 31, 1994:  $17,104.

SHORT TERM BOND -- For the fiscal year ended October 31, 1994:
$3,935.
THE SHORT TERM BOND PORTFOLIO -- For the fiscal year ended
October 31, 1994:  $4,545.


TAX EXEMPT BOND FUND -- For the fiscal year ended August 31, 1994: $686. For the fiscal year ended August 31, 1995: $3,602. THE TAX EXEMPT BOND PORTFOLIO -- For the fiscal year ended August 31, 1994: $35,243. For the fiscal year ended August 31, 1995:
$38,804.

NEW YORK TOTAL RETURN BOND FUND -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $1,297. THE NEW YORK TOTAL RETURN BOND PORTFOLIO -- For the period April 11, 1994 (commencement of operations) through March 31, 1995:

$4,140.


INTERNATIONAL BOND FUND -- For the period December 1, 1994 (commencement of operations) through September 30, 1995: $232. THE NEW YORK TOTAL RETURN BOND PORTFOLIO -- For the period October 11, 1994 (commencement of operations) through September 30, 1995: $20,446.

BOND FUND -- For the fiscal year ended October 31, 1994:
$12,989.
THE U.S. FIXED INCOME PORTFOLIO -- For the fiscal year ended
October 31, 1994:  $23,028.


SELECTED U.S. EQUITY FUND -- For the period July 19, 1993
(commencement of operations) through May 31, 1994: $1,564. For the fiscal year ended May 31, 1995: $11,003.
THE SELECTED U.S. EQUITY PORTFOLIO -- For the period July 19,
1993 (commencement of operations) through May 31, 1994: $20,385.
For the fiscal year ended May 31, 1995:  $52,948.

U.S. SMALL COMPANY FUND -- For the period July 19, 1993
(commencement of operations) through May 31, 1994: $3,005. For the fiscal year ended May 31, 1995: $10,158.
THE U.S. SMALL COMPANY PORTFOLIO -- For the period July 19, 1993
(commencement of operations) through May 31, 1994: $33,435. For the fiscal year ended May 31, 1995: $66,256.


INTERNATIONAL EQUITY FUND -- For the fiscal year ended October
31, 1994:  $13,902.
THE NON-U.S. EQUITY PORTFOLIO -- For the fiscal year ended
October 31, 1994:  $32,512.

EMERGING MARKETS EQUITY FUND -- For the fiscal year ended October
31, 1994:  $8,326.
THE EMERGING MARKETS EQUITY PORTFOLIO -- For the fiscal year ended October 31, 1994: $42,764.


DIVERSIFIED FUND -- For the period July 8, 1993 (commencement of operations) through June 30, 1994: $2,959. For the fiscal year ended June 30, 1995: $1,437.
THE DIVERSIFIED PORTFOLIO -- For the period July 8, 1993
(commencement of operations) through June 30, 1994: $3,434. For the fiscal year ended June 30, 1995: $11,702.

         As of the date of this Statement of Additional Information, neither the European Equity, Japan Equity and Asia Growth Funds nor their corresponding Portfolios had completed their initial fiscal year.


         The Trust's and Portfolios' executive officers (listed below), other than the Chief Executive Officer, are provided and compensated by Signature Broker-Dealer Services, Inc. ("SBDS"), a wholly owned subsidiary of Signature Financial Group, Inc. ("Signature"). The officers conduct and supervise the business operations of the Trust and the Portfolios. The Trust and the Portfolios have no employees.

OFFICERS

         The officers of the Trust and the Portfolios and their principal occupations during the past five years are set forth below. Unless otherwise specified, each officer holds the same position with the Trust and each Portfolio. The business address of each of the officers unless otherwise noted is Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116.

         MATTHEW HEALEY; Chief Executive Officer; Chairman, Pierpont Group, Inc., since 1989; Chairman and Chief Executive Officer, Execution Services, Inc. until October 1991. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436.

         PHILIP W. COOLIDGE; President; Chairman, Chief Executive Officer and President, Signature since December 1988 and SBDS since April 1989.

         DAVID G. DANIELSON; Assistant Treasurer; Assistant Manager, Signature since May 1991; Graduate Student, Northeastern
University from April 1990 to March 1991.

         JOHN R. ELDER; Treasurer; Vice President, SFG (since April 1995); Treasurer, Phoenix Family of Mutual Funds (Phoenix Home Life Mutual Insurance Company) (from 1983 to March 1995).

         LINDA T. GIBSON;  Assistant Secretary; Legal Counsel and
Assistant Secretary, Signature since June 1991; Assistant
Secretary, SBDS since November 1992; law student, Boston
University School of Law prior to May 1992.

         JAMES E. HOOLAHAN; Vice President; Senior Vice President, Signature since December 1989.

         SUSAN JAKUBOSKI; Assistant Secretary and Assistant Treasurer of the Portfolios only; Manager and Senior Fund Administrator, SFG and Signature (Cayman) (since August 1994); Assistant Treasurer, SBDS (since September 1994); Fund Compliance Administrator, Concord Financial Group, Inc. (from November 1990 to August 1994); Senior Fund Accountant, Neuberger & Berman Management Incorporated (since prior to 1990). Her address is P.O. Box 2494, Elizabethan Square, George Town, Grand Cayman, Cayman Islands, B.W.I.

         JAMES S. LELKO;  Assistant Treasurer; Assistant Manager,
Signature since January 1993; Senior Tax Compliance Accountant,
Putnam Companies since prior to December 1992.


         THOMAS M. LENZ;   Secretary; Vice President and
Associate General Counsel, Signature since November 1989;
Assistant Secretary, SBDS since February 1991.


         MOLLY S. MUGLER;  Assistant Secretary; Legal Counsel and
Assistant Secretary, Signature since December 1988; Assistant
Secretary, SBDS since April 1989.

         ANDRES E. SALDANA; Assistant Secretary; Legal Counsel and Assistant Secretary, Signature since November 1992; Assistant
Secretary, SBDS since September 1993; Attorney, Ropes & Gray from
September 1990 to November 1992.

         DANIEL E. SHEA; Assistant Treasurer; Assistant Manager of Fund Administration, Signature since November 1993; Supervisor and Senior Technical Advisor, Putnam Investments since prior to
1990.

         Messrs. Coolidge, Danielson, Elder, Hoolahan, Lelko, Lenz, Saldana and Shea and Mss. Gibson, Mugler and Jakuboski hold similar positions for other investment companies for which SBDS or an affiliate serves as principal underwriter.

INVESTMENT ADVISOR

         The investment advisor to the Portfolios is Morgan Guaranty Trust Company of New York, a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of the State of Delaware. Morgan, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, Morgan offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world.

         J.P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of $165 billion (of which the Advisor advises over $26 billion).

         J.P. Morgan has a long history of service as adviser, underwriter and lender to an extensive roster of major companies and as a financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

         The basis of Morgan's investment process is fundamental investment research as the firm believes that fundamentals should determine an asset's value over the long term. J.P. Morgan currently employs over 100 full time research analysts, among the largest research staffs in the money management industry, in its investment management divisions located in New York, London, Tokyo, Frankfurt, Melbourne and Singapore to cover companies, industries and countries on site. In addition, the investment management divisions employ approximately 300 capital market researchers, portfolio managers and traders. The conclusions of the equity analysts' fundamental research is quantified into a set of projected returns for individual companies through the use of a dividend discount model. These returns are projected for 2 to 5 years to enable analysts to take a longer term view. These returns, or normalized earnings, are used to establish relative values among stocks in each industrial sector. These values may not be the same as the markets' current valuations of these companies. This provides the basis for ranking the attractiveness of the companies in an industry according to five distinct quintiles or rankings. This ranking is one of the factors considered in determining the stocks purchased and sold in each sector. The Advisor's fixed income investment process is based on analysis of real rates, sector diversification and quantitative and credit analysis.

         The investment advisory services the Advisor provides to the Portfolios are not exclusive under the terms of the Advisory Agreements. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolios. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Portfolios. See "Portfolio Transactions."

         Sector weightings are generally similar to a fund's benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmarks for the Portfolios in which the Funds invest are currently: The Money Market Portfolio and The Treasury Money Market Portfolio--IBC/Donoghue's Money Fund Average; The Tax Exempt Money Market Portfolio--IBC/Donoghue's Tax Exempt Money Fund Average; The Short Term Bond Portfolio--Merrill Lynch 1-3 Year Treasury Index; The U.S. Fixed Income Portfolio--Salomon Brothers Broad Investment Grade Bond Index; The Tax Exempt Bond Portfolio--Lehman Brothers Quality Intermediate Municipal Bond Index; The New York Total Return Bond Portfolio--Lehman Brothers 1-15 Year Municipal Bond Index; The Selected U.S. Equity Portfolio--S&P 500 Index; The U.S. Small Company Portfolio--Russell 2500 Index; The Non-U.S. Equity Portfolio--EAFE Index; The Emerging Markets Equity Portfolio--the MSCI Emerging Markets Free Index; The Diversified Portfolio--diversified benchmark (52% S&P 500, 35% Salomon Brothers Broad Investment Grade Bond, 3% Russell 2000 and 10% EAFE indexes); The European Equity Portfolio--the MSCI Europe Index; The Japan Equity Portfolio--the TOPIX; The Asia Growth Portfolio--the MSCI indexes for Hong Kong and Singapore and the International Finance Corporation Investable indexes for China, Indonesia, Malaysia, Philippines, South Korea, Taiwan and Thailand.

         J.P. Morgan Investment Management Inc., a wholly-owned subsidiary of J.P. Morgan, is a registered investment adviser under the Investment Advisers Act of 1940, as amended, which manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which the Advisor serves as trustee. J.P. Morgan Investment Management Inc. advises the Advisor on investment of the commingled pension trust funds.

         The Portfolios are managed by officers of the Advisor who, in acting for their customers, including the Portfolios, do not discuss their investment decisions with any personnel of J.P. Morgan or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of J.P. Morgan Investment Management Inc. See "Portfolio Transactions" below for a description of services provided to the Portfolios by J.P.
Morgan Investment Management Inc.

         As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Advisory Agreements, the Portfolio corresponding to each Fund has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rates of each Portfolio's average daily net assets shown below.

MONEY MARKET: 0.20% of net assets up to $1 billion and 0.10% of net assets in excess of $1 billion

TAX EXEMPT MONEY MARKET: 0.20% of net assets up to $1 billion and 0.10% of net assets in excess of $1 billion

TREASURY MONEY MARKET: 0.20% of net assets up to $1 billion and 0.10% of net assets in excess of $1 billion

SHORT TERM BOND:  0.25%

U.S. FIXED INCOME:  0.30%

TAX EXEMPT BOND:  0.30%

NEW YORK TOTAL RETURN BOND:  0.30%

NON-U.S. FIXED INCOME:  0.35%

SELECTED U.S. EQUITY:  0.40%

U.S. SMALL COMPANY:  0.60%

NON-U.S. EQUITY:  0.60%

EMERGING MARKETS EQUITY:  1.00%

DIVERSIFIED:  0.55%

EUROPEAN EQUITY:  0.65%

JAPAN EQUITY:  0.65%

ASIA GROWTH:  0.80%

         Below are set forth for each Fund listed the advisory fees paid by its corresponding Portfolio to Morgan for the fiscal periods indicated. See "Expenses" in the Prospectus and below for applicable expense limitations.

THE MONEY MARKET PORTFOLIO (Money Market Fund) -- For the period July 12, 1993 (commencement of operations) through November 30, 1993: $1,370,552. For the fiscal year ended November 30, 1994:
$3,423,576.


THE TAX EXEMPT MONEY MARKET PORTFOLIO (Tax Exempt Money Market
Fund) -- For the period July 12, 1993 (commencement of operations) through August 31, 1993: $271,454. For the fiscal year ended August 31, 1994: $2,021,476. For the fiscal year ended August 31, 1995: $2,150,291.


THE TREASURY MONEY MARKET PORTFOLIO (Treasury Money Market Fund)
-- For the period January 4, 1993 (commencement of operations) through October 31, 1993: $93,370. For the fiscal year ended
October 31, 1994:  $339,521.

THE SHORT TERM BOND PORTFOLIO (Short Term Bond Fund) -- For the period July 8, 1993 (commencement of operations) through October 31, 1993: $10,427. For the fiscal year ended October 31, 1994:
$113,379.

THE U.S. FIXED INCOME PORTFOLIO (Bond Fund) -- For the period July 12, 1993 (commencement of operations) through October 31, 1993: $119,488. For the fiscal year ended October 31, 1994:
$699,081.


THE TAX EXEMPT BOND PORTFOLIO (Tax Exempt Bond Fund) -- For the period July 12, 1993 (commencement of operations) through August
31, 1993:  $200,272.  For the fiscal year ended August 31, 1994:
$1,383,986.  For the fiscal year ended August 31, 1995:
$1,178,720.


THE NEW YORK TOTAL RETURN BOND PORTFOLIO (New York Total Return Bond Fund) -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $120,281.


THE NON-U.S. FIXED INCOME PORTFOLIO (International Bond Fund) --
For the period April 11, 1994 (commencement of operations) through September 30, 1995: $782,748.


THE SELECTED U.S. EQUITY PORTFOLIO (Selected U.S. Equity Fund) --
For the period July 19, 1993 (commencement of operations) through

May 31, 1994:  $1,263,048.  For the fiscal year ended May 31,
1995:  $2,025,936.

THE U.S. SMALL COMPANY PORTFOLIO (U.S. Small Company Fund) -- For the period July 19, 1993 (commencement of operations) through May
31, 1994: $2,912,670.  For the fiscal year ended May 31, 1995:
$3,514,331.

THE NON-U.S. EQUITY PORTFOLIO (International Equity Fund) -- For the period October 4, 1993 (commencement of operations) through October 31, 1993: $78,550. For the fiscal year ended October
31, 1994:  $1,911,202.

THE EMERGING MARKETS EQUITY PORTFOLIO (Emerging Markets Equity Fund) -- For the period November 15, 1993 (commencement of operations) through October 31, 1994:
$4,122,465.

THE DIVERSIFIED PORTFOLIO (Diversified Fund) -- For the period
July 8, 1993 (commencement of operations) through June 30, 1994:
$197,026.  For the fiscal year ended June 30, 1995:  $663,000.


         As of the date of this Statement of Additional Information, neither the European Equity, Japan Equity and Asia Growth Funds nor their corresponding Portfolios had completed their initial fiscal year.


         The Investment Advisory Agreements provide that they will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See "Administrator and Distributor" below. Each of the Investment Advisory Agreements will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees, or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Portfolio. See "Additional Information."

         The Glass-Steagall Act and other applicable laws generally prohibit banks such as Morgan from engaging in the business of underwriting or distributing securities, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares, such as the Trust. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment advisor and custodian to such an investment company. Morgan believes that it may perform the services for the Portfolios contemplated by the Advisory Agreements without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent Morgan from continuing to perform such services for the Portfolios.

         If Morgan were prohibited from acting as investment advisor to any Portfolio, it is expected that the Trustees of the Portfolio would recommend to investors that they approve the Portfolio's entering into a new investment advisory agreement with another qualified investment advisor selected by the Trustees.


         Under separate agreements, Morgan also receives compensation for providing financial, fund accounting and administrative services to the Trust and each Portfolio and shareholder services to shareholders of the Funds. See "Services Agent" and "Shareholder Servicing" below.


ADMINISTRATOR AND DISTRIBUTOR

         SBDS serves as the Trust's exclusive Distributor and holds itself available to receive purchase orders for each Fund's shares. In that capacity, SBDS has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and SBDS. The Distribution Agreement shall continue in effect with respect to each Fund for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the Fund's outstanding shares as defined under "Additional Information", in any case without payment of any penalty on not more than 60 days' nor less than 30 days' written notice to the other party. The principal offices of SBDS are located at 6 St. James Avenue, Boston, Massachusetts 02116.

         SBDS also serves as the Trust's and the Portfolios' Administrator and in that capacity administers and manages all aspects of the Funds' and the Portfolios' day-to-day operations subject to the supervision of the Trustees, except as set forth under Investment Advisor, Services Agent, Custodian, and Shareholder Services. In connection with its responsibilities as Administrator, SBDS (i) furnishes ordinary clerical and related services for day-to-day operations including certain record keeping responsibilities; (ii) takes responsibility for compliance with all applicable federal and state securities and other regulatory requirements including, without limitation, preparing and mailing and filing (but not paying for) registration statements, prospectuses, statements of additional information, and proxy statements and all required reports to the Trust's shareholders, the SEC, the Secretary of The Commonwealth of Massachusetts, and state securities commissions ; (iii) is responsible for the registration of sufficient Fund shares under federal and state securities laws; (iv) takes responsibility for monitoring each Fund's status as a regulated investment company under the Code; and (v) performs such administrative and managerial oversight of the activities of the Trust's and the Portfolios' custodian and transfer agent as the Trustees may direct from time to time.

         Under the Trust's and the Portfolios' Administration Agreements, each Fund and its corresponding Portfolio has agreed to pay SBDS a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolios in accordance with the following annual schedule: 0.03% of the first $7 billion of the Portfolios' aggregate average daily net assets, and 0.01% of the Portfolios' average daily net assets in excess of $7 billion. The portion of this charge payable by a Fund or its corresponding Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The Pierpont Funds, The JPM Advisor Funds and the Portfolios.


         Below are set forth for each Fund listed and its corresponding Portfolio the administrative fees paid to the Administrator for the fiscal periods indicated. See "Expenses" in the Prospectus and below for applicable expense limitations.

THE MONEY MARKET PORTFOLIO -- For the period July 12, 1993 (commencement of operations) through November 30, 1993: $32,869.
 For the fiscal year ended November 30, 1994:  $165,519.

MONEY MARKET FUND -- For the period July 12, 1993 (commencement of operations) through November 30, 1993: $ 1,380. For the fiscal year ended November 30, 1994: $52,168.


THE TAX EXEMPT MONEY MARKET PORTFOLIO -- For the period July 12,
1993 (commencement of operations) through August 31, 1993: $0.
For the fiscal year ended August 31, 1994: $62,565. For the fiscal year ended August 31, 1995: $72,729.


TAX EXEMPT MONEY MARKET FUND -- For the period July 12, 1993

(commencement of operations) through August 31, 1993: $982. For the fiscal year ended August 31, 1994: $5,854. For the fiscal year ended August 31, 1995: $22,290.


THE TREASURY MONEY MARKET PORTFOLIO -- For the period January 4,
1993 (commencement of operations) through October 31, 1993:
$677.  For the fiscal year ended October 31, 1994:  $11,777.

TREASURY MONEY MARKET FUND -- For the period January 4, 1993
(commencement of operations) through October 31, 1993:  $2,480.
For the fiscal year ended October 31, 1994:  $17,006.

THE SHORT TERM BOND PORTFOLIO -- For the period July 8, 1993
(commencement of operations) through October 31, 1993:  $210.
For the fiscal year ended October 31, 1994:  $3,149.

SHORT TERM BOND FUND -- For the period July 8, 1993 (commencement of operations) through October 31, 1993: $1,077. For the fiscal year ended October 31, 1994: $12,264.

THE U.S. FIXED INCOME PORTFOLIO -- For the period July 12, 1993
(commencement of operations) through October 31, 1993:  $950.
For the fiscal year ended October 31, 1994:  $16,107.

BOND FUND -- For the period July 12, 1993 (commencement of operations) through October 31, 1993: $3,625. For the fiscal year ended October 31, 1994: $36,809.


THE TAX EXEMPT BOND PORTFOLIO -- For the period July 12, 1993
(commencement of operations) through August 31, 1993: $0. For the fiscal year ended August 31, 1994: $28,345. For the fiscal year ended August 31, 1995: $28,290.

TAX EXEMPT BOND FUND -- For the period July 12, 1993
(commencement of operations) through August 31, 1993: $0. For the fiscal year ended August 31, 1994: $1,859. For the fiscal year ended August 31, 1995: $10,309.


THE NEW YORK TOTAL RETURN BOND PORTFOLIO -- For the period April 11, 1994 (commencement of operations) through March 31, 1995:
$2,563.

NEW YORK TOTAL RETURN BOND FUND -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $3,042.


THE NON-U.S. FIXED INCOME PORTFOLIO -- For the period October 11,
1994 (commencement of operations) through September 30, 1995:
$13,862.

INTERNATIONAL BOND FUND -- For the period December 1, 1994 (commencement of operations) through September 30, 1995: $460.


THE SELECTED U.S. EQUITY PORTFOLIO -- For the period July 19,
1993 (commencement of operations) through May 31, 1994:  $19,348.
 For the fiscal year ended May 31, 1995:  $32,670.

SELECTED U.S. EQUITY FUND -- For the period July 19, 1993
(commencement of operations) through May 31, 1994: $4,845. For the fiscal year ended May 31, 1995: $30,529.

THE U.S. SMALL COMPANY PORTFOLIO -- For the period July 19, 1993
(commencement of operations) through May 31, 1994: $30,420. For the fiscal year ended May 31, 1995: $38,215.

U.S. SMALL COMPANY FUND -- For the period July 19, 1993
(commencement of operations) through May 31, 1994: $8,177. For the fiscal year ended May 31, 1995: $27,525.

THE NON-U.S. EQUITY PORTFOLIO -- For the period October 4, 1993
(commencement of operations) through October 31, 1993:  $1,005.
For the fiscal year ended October 31, 1994:  $22,024.

INTERNATIONAL EQUITY FUND -- For the period October 4, 1993
(commencement of operations) through October 31, 1993:  $105.
For the fiscal year ended October 31, 1994:  $37,065.

THE EMERGING MARKETS EQUITY PORTFOLIO -- For the period November 15, 1993 (commencement of operations) through October 31, 1994:
$30,828.

EMERGING MARKETS EQUITY FUND -- For the period November 15, 1993 (commencement of operations) through October 31, 1994: $22,572.

THE DIVERSIFIED PORTFOLIO -- For the period July 8, 1993
(commencement of operations) through June 30, 1994: $2,423. For the fiscal year ended June 30, 1995: $7,770.

DIVERSIFIED FUND -- For the period July 8, 1993 (commencement of operations) through June 30, 1994: $10,086. For the fiscal year ended June 30, 1995: $3,660.


         As of the date of this Statement of Additional Information, neither the European Equity, Japan Equity and Asia Growth Funds nor their corresponding Portfolios had completed their initial fiscal year.


         The Administration Agreements may be renewed or amended by the respective Trustees without a shareholder vote. The Administration Agreements are terminable at any time without penalty by a vote of a majority of the Trustees of the Trust or the Portfolios, as applicable, on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Administrator may subcontract for the performance of its obligations under the Administration Agreements only if the Trustees approve such subcontract and find the subcontracting party to be qualified to perform the obligations sought to be subcontracted, provided, however, that unless the Trust or the Portfolios, as applicable, expressly agrees in writing, the

Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions.

SERVICES AGENT


         The Trust, on behalf of each Fund, and the Portfolios have entered into Administrative Services Agreements (the "Services Agreements") with Morgan effective December , 1995, pursuant to which Morgan is responsible for certain financial , fund accounting and administrative services provided to each Fund and its corresponding Portfolio. The services to be provided by Morgan as Services Agent under the Services Agreements include, but are not limited to, monitoring the fund and shareholder accounting activities of the Custodian, assisting the Administrator in preparing tax returns, reviewing financial reports, coordinating annual audits, assisting in the development of budgets, overseeing preparation of tax information for Fund shareholders, monitoring the fund accounting activities and daily partnership allocation, and providing other related services.

         Under the Services Agreements, each Fund and its corresponding Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolios in accordance with the following annual schedule: 0.06% of the first $7 billion of the Portfolios' aggregate average daily net assets, and 0.03% of the Portfolios' average daily net assets in excess of $7 billion. The portion of this charge payable by a Fund or its corresponding Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The Pierpont Funds, The JPM Advisor Funds, the Portfolios, and other investors in the Portfolios for which Morgan provides similar services. Under the Services Agreements, Morgan may delegate one or more of its responsibilities to other entities, including SBDS, at Morgan's expense. The Services Agreements may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

         Prior to September 1, 1995, the Trust, on behalf of each Fund, and each Portfolio entered into Financial and Fund Accounting Services Agreements (the "Prior Services Agreements").

 Under the Prior Services Agreements, Morgan, in addition to performing the activities described above as Services Agent, assumed the annual costs of certain expenses incurred by each Fund and its corresponding Portfolio. Below are set forth for each Fund listed and its corresponding Portfolio the fees paid to Morgan, net of fee waivers and reimbursements, as Services Agent.
 See "Expenses" in the Prospectus and below for applicable expense limitations.

THE MONEY MARKET PORTFOLIO -- For the period July 12, 1993

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(commencement of operations) through November 30, 1993:
$193,980.  For the fiscal year ended November 30, 1994:
$385,012.

MONEY MARKET FUND -- For the period July 12, 1993 (commencement of operations) through November 30, 1993: $(41,186)*. For the fiscal year ended November 30, 1994: $(265,806)*.

THE TAX EXEMPT MONEY MARKET PORTFOLIO -- For the period July 12,
1993 (commencement of operations) through August 31, 1993:
$(5,756)*.  For the fiscal year ended August 31, 1994:  $153,204.

 For the fiscal year ended August 31, 1995:  $169,754.

TAX EXEMPT MONEY MARKET FUND -- For the period July 12, 1993 (commencement of operations) through August 31, 1993: $(25,168)*. For the fiscal year ended August 31, 1994: $(103,541)*. For the fiscal year ended August 31, 1995:
$(56,396)*.


THE TREASURY MONEY MARKET PORTFOLIO -- For the period January 4, 1993 (commencement of operations) through October 31, 1993: $(30,702)*. For the fiscal year ended October 31, 1994:
$(13,844)*.

TREASURY MONEY MARKET FUND -- For the period January 4, 1993 (commencement of operations) through October 31, 1993: $(28,435)*. For the fiscal year ended October 31, 1994:
$(118,050)*.

THE SHORT TERM BOND PORTFOLIO -- For the period July 8, 1993 (commencement of operations) through October 31, 1993: $(39,290)*. For the fiscal year ended October 31, 1994:
$(22,054)*.

SHORT TERM BOND FUND -- For the period July 8, 1993 (commencement of operations) through October 31, 1993: $(24,299)*. For the fiscal year ended October 31, 1994: $(89,141)*.

THE U.S. FIXED INCOME PORTFOLIO -- For the period July 12, 1993
(commencement of operations) through October 31, 1993:  $7,691.
For the fiscal year ended October 31, 1994:  $140,493.

BOND FUND -- For the period July 12, 1993 (commencement of operations) through October 31, 1993: $(29,422)*. For the fiscal year ended October 31, 1994: $(141,179)*.

THE TAX EXEMPT BOND PORTFOLIO -- For the period July 12, 1993 (commencement of operations) through August 31, 1993: $(1,816)*.

 For the fiscal year ended August 31, 1994: $210,795. For the fiscal year ended August 31, 1995: $189,892.


TAX EXEMPT BOND FUND -- For the period July 12, 1993 (commencement of operations) through August 31, 1993: $(9,011)*.

 For the fiscal year ended August 31, 1994:  $(82,093)*.  For the


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




fiscal year ended August 31, 1995:  $(61,012)*.


THE NEW YORK TOTAL RETURN BOND PORTFOLIO -- For the period April 11, 1994 (commencement of operations) through March 31, 1995:
$(11,830)*.

THE NEW YORK TOTAL RETURN BOND FUND -- For the Period April 11, 1994 (commencement of operations) through March 31, 1995:
$(49,096)*.


THE NON-U.S. FIXED INCOME PORTFOLIO -- For the period October 11,
1994 (commencement of operations) through September 30, 1995:
$156,367.

THE INTERNATIONAL BOND FUND -- For the period December 1, 1994 (commencement of operations) through September 30, 1995:
$(46,217)*.


THE SELECTED U.S. EQUITY PORTFOLIO-- For the period July 19, 1993
(commencement of operations) through May 31, 1994:  $155,348.
For the fiscal year ended May 31, 1995:  $236,537.

SELECTED U.S. EQUITY FUND -- For the period July 19, 1993
(commencement of operations) through May 31, 1994: $(56,520)*.
For the fiscal year ended May 31, 1995:  $(95,210)*.

THE U.S. SMALL COMPANY PORTFOLIO -- For the period July 19, 1993
(commencement of operations) through May 31, 1994:  $203,764.
For the fiscal year ended May 31, 1995:  $241,373.

U.S. SMALL COMPANY FUND -- For the period July 19, 1993
(commencement of operations) through May 31, 1994:  $(55,233)*.
For the fiscal year ended May 31, 1995:  $(73,786)*.

THE NON-U.S. EQUITY PORTFOLIO -- For the period October 4, 1993
(commencement of operations) through October 31, 1993:
$(22,160)*.  For the fiscal year ended October 31, 1994:
$327,569.

INTERNATIONAL EQUITY FUND -- For the period October 4, 1993 (commencement of operations) through October 31, 1993: $(7,383)*. For the fiscal year ended October 31, 1994:
$(118,900)*.

THE EMERGING MARKETS EQUITY PORTFOLIO -- For the period November 15, 1993 (commencement of operations) through October 31, 1994:
$347,925.

EMERGING MARKETS EQUITY FUND -- For the period November 15, 1993 (commencement of operations) through October 31, 1994:
$(120,061)*.

THE DIVERSIFIED PORTFOLIO -- For the period July 8, 1993 (commencement of operations) through June 30, 1994: $(17,807)*.

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For the fiscal year ended June 30, 1995:  $63,153.

DIVERSIFIED FUND -- For the period July 8, 1993 (commencement of operations) through June 30, 1994:  $(100,039)*.  For the fiscal year ended June 30, 1995:  $3,660.
------------------------------------
(*) Indicates a reimbursement by Morgan for expenses in excess of its fees under the Prior Services Agreements. No fees were paid for the fiscal period.


         As of the date of this Statement of Additional Information, neither the European Equity, Japan Equity and Asia Growth Funds nor their corresponding Portfolios had completed their initial fiscal year.


CUSTODIAN

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02101, serves as the Trust's and each of the Portfolio's Custodian and Transfer and Dividend Disbursing Agent. Pursuant to the Custodian Contract with each of the Portfolios, it is responsible for maintaining the books and records of portfolio transactions and holding portfolio securities and cash. In addition, the Custodian has entered into subcustodian agreements on behalf of the Portfolios for the Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds with Bankers Trust Company for the purpose of holding TENR Notes and with Bank of New York and Chemical Bank, N.A. for the purpose of holding certain variable rate demand notes. In the case of foreign assets held outside the United States, the Custodian employs various subcustodians who were approved by the Trustees of the Portfolios in accordance with the regulations of the SEC. The Custodian maintains portfolio transaction records. As Transfer Agent and Dividend Disbursing Agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

         The Trust on behalf of each of the Funds has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers and for other Fund investors who are customers of an Eligible Institution. Under this agreement, Morgan is responsible for performing shareholder account administrative and servicing functions, which includes but is not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to a Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and

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



facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds' transfer agent; transmitting purchase and redemption orders to the Funds' transfer agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; and providing other related services.


         Under the Shareholder Servicing Agreement, each Fund has agreed to pay Morgan for these services a fee at the following annual rates (expressed as a percentage of the average daily net asset values of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent): Money Market, Treasury Money Market and Tax Exempt Money Market Funds, 0.05%; Short Term Bond, Bond, Tax Exempt Bond and New York Total Return Bond Fund, 0.075%; International Bond, Selected U.S. Equity, U.S. Small Company, International Equity, Emerging Markets Equity, Diversified, European Equity, Japan Equity and Asia Growth Funds, 0.10%. Morgan acts as shareholder servicing agent for all shareholders.


         Below are set forth for each Fund listed the shareholder servicing fees paid by each Fund to Morgan, net of fee waivers and reimbursements, for the fiscal periods indicated. See "Expenses" in the Prospectus and below for applicable expense limitations.

MONEY MARKET FUND -- For the period July 12, 1993 (commencement of operations) through November 30, 1993: $4,720. For the fiscal year ended November 30, 1994: $200,287.


TAX EXEMPT MONEY MARKET FUND -- For the period July 12, 1993
(commencement of operations) through August 31, 1993:  $ 2,803.
For the fiscal year ended August 31, 1994: $22,282. For the fiscal year ended August 31, 1995: $96,667.


TREASURY MONEY MARKET FUND -- For the period January 4, 1993
(commencement of operations) through October 31, 1993:  $4,147.
For the fiscal year ended October 31, 1994:  $64,191.

SHORT TERM BOND FUND -- For the period July 8, 1993 (commencement of operations) through October 31, 1993: $1,642. For the fiscal year ended October 31, 1994: $19,528.

BOND FUND -- For the period July 12, 1993 (commencement of operations) through October 31, 1993: $4,942. For the fiscal year ended
October 31, 1994:  $63,383.


TAX EXEMPT BOND FUND -- For the period July 12, 1993
(commencement of operations) through August 31, 1993: $0. For the fiscal year ended August 31, 1994: $3,172. For the fiscal


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




year ended August 31, 1995:  $19,310.


NEW YORK TOTAL RETURN BOND FUND -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $6,116.


INTERNATIONAL BOND FUND -- For the period December 1, 1994 (commencement of operations) through September 30, 1995: $1,412.



SELECTED U.S. EQUITY FUND -- For the period July 19, 1993
(commencement of operations) through May 31, 1994: $8,191. For the fiscal year ended May 31, 1995: $55,090.

U.S. SMALL COMPANY FUND -- For the period July 19, 1993
(commencement of operations) through May 31, 1994: $13,854. For the fiscal year ended May 31, 1995: $49,479.

INTERNATIONAL EQUITY FUND -- For the period October 4, 1993
(commencement of operations) through October 31, 1993: $0. For the fiscal year ended October 31, 1994: $63,751.

EMERGING MARKETS EQUITY FUND -- For the period November 15, 1993 (commencement of operations) through October 31, 1994: $39,124.

DIVERSIFIED FUND -- For the period July 8, 1993 (commencement of operations) through June 30, 1994: $16,798. For the fiscal year ended June 30, 1995: $36,552.


         As of the date of this Statement of Additional Information, neither the European Equity, Japan Equity and Asia Growth Funds nor their corresponding Portfolios had completed their initial fiscal year.


         As discussed under "Investment Advisor", the Glass-Steagall Act and other applicable laws and regulations limit the activities of bank holding companies and certain of their subsidiaries in connection with registered open-end investment companies. The activities of Morgan in acting as shareholder servicing agent for Fund shareholders under the Shareholder Servicing Agreement and providing financial and accounting services to the Funds and the Portfolios under the Financial and Fund Accounting Services Agreements and in acting as Advisor to the Portfolios under the Investment Advisory Agreements, may raise issues under these laws. However, Morgan believes that it may properly perform these services and the other activities described in the Prospectus without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

         If Morgan were prohibited from providing any of the services under the Shareholder Servicing and Financial and Fund Accounting Services Agreements, the Trustees would seek an alternative provider of such services. In such event, changes in the operation of the Funds or the Portfolios might occur and a shareholder might no longer be able to avail himself or herself of any services then being provided to shareholders by Morgan.

INDEPENDENT ACCOUNTANTS

         The independent accountants of the Trust and the Portfolios are Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036. Price Waterhouse LLP conducts an annual audit of the financial statements of each of the Funds and the Portfolios, assists in the preparation and/or review of each of the Fund's and the Portfolio's federal and state income tax returns and consults with the Funds and the Portfolios as to matters of accounting and federal and state income taxation.

EXPENSES


         In addition to the fees payable to Pierpont Group, Inc., Morgan and SBDS under various agreements discussed under Trustees and Officers, Investment Advisor, Administrator and Distributor, Services Agent and Shareholder Servicing above, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and registration fees under state securities laws. For the Portfolio, such expenses also include applicable registration fees under foreign securities laws, custodian fees and brokerage expenses. Under fee arrangements prior to September 1, 1995, Morgan as Services Agent was responsible for reimbursements to the Trust and the Portfolio for SBDS's fees as Administrator and the usual and customary expenses described above (excluding organization and extraordinary expenses, custodian fees and brokerage expenses).


         Morgan has agreed that if in any fiscal year the sum of any Fund's expenses exceeds the limits set by applicable regulations of state securities commissions, the fees payable by the Fund to Morgan for that year shall be reduced as specified by agreement with the Trust on behalf of the Fund. Currently, Morgan believes that the most restrictive expense limitation of state securities commissions limits expenses to 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million for any fiscal year. For additional information regarding waivers or expense subsidies, see "Management of the Trust and the Portfolio(s)" in the Prospectus.

         The Administrator paid the organization expenses and expenses incurred in the initial offering of shares of the Trust.

PURCHASE OF SHARES

         Investors may open Fund accounts and purchase shares as described in the Prospectus under "Purchase of Shares." References in the Prospectus and this Statement of Additional Information to customers of Morgan or an Eligible Institution include customers of their affiliates and references to transactions by customers with Morgan or an Eligible Institution include transactions with their affiliates. Only Fund investors who are using the services of a financial institution acting as shareholder servicing agent pursuant to an agreement with the Trust on behalf of a Fund may make transactions in shares of a Fund.

         Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in are valued by the method described in Net Asset Value as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of Morgan, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's corresponding Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over the counter market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

         Prospective investors may purchase shares with the assistance of an Eligible Institution, and the Eligible Institution may charge the investor a fee for this service and other services it provides to its customers.

REDEMPTION OF SHARES

         Investors may redeem shares as described in the Prospectus under "Redemption of Shares." Shareholders redeeming shares of the Money Market, Tax Exempt Money Market or Treasury Money Market Funds should be aware that these Funds attempt to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that they will be able to continue to do so, and in that case the net asset value of the Funds' shares might deviate from $1.00 per share. Accordingly, a redemption request might result in payment of a dollar amount which differs from the number of shares redeemed. See "Net Asset Value" in the Prospectus and below.

         If the Trust on behalf of a Fund and its corresponding Portfolio determine that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Portfolio, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined. The Trust on behalf of all of the Funds and their corresponding Portfolios (except the Non-U.S. Fixed Income, European Equity, Japan Equity and Asia Growth Portfolios) have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Funds and the corresponding Portfolios are obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90 day period for any one shareholder. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the corresponding Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolios have advised the Trust that the Portfolios will not redeem in kind except in circumstances in which a Fund is permitted to redeem in kind.

         FURTHER REDEMPTION INFORMATION. The Trust, on behalf of a Fund, and the Portfolios reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

EXCHANGE OF SHARES

         An investor may exchange shares from any JPM Institutional Fund into any other JPM Institutional Fund or Pierpont Fund, as described under "Exchange of Shares" in the Prospectus. For complete information, the Prospectus as it relates to the Fund into which a transfer is being made should be read prior to the transfer. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares." Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

DIVIDENDS AND DISTRIBUTIONS

         Each Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in the Prospectus.

         Net investment income of the Money Market, Tax Exempt Money Market and Treasury Money Market Funds consists of accrued interest or discount and amortized premium, less the accrued expenses of the Fund applicable to that dividend period including the fees payable to Morgan. See "Net Asset Value."

         Determination of the net income for Money Market, Tax Exempt Money Market, Treasury Money Market, Short Term Bond, Bond, Tax Exempt Bond, International Bond and New York Total Return Bond Funds is made at the times described in the Prospectus; in addition, net investment income for days other than business days is determined at the time net asset value is determined on the prior business day.

NET ASSET VALUE

         Each of the Funds computes its net asset value once daily on Monday through Friday as described under "Net Asset Value" in the Prospectus. The net asset value will not be computed on a day in which no orders to purchase or redeem Fund shares have been received or on the day the following legal holidays are observed:
 New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
 On days when U.S. trading markets close early in observance of these holidays, the Funds and the Portfolios would expect to close for purchases and redemptions at the same time. The days on which net asset value is determined are the Funds' business days.

         The net asset value of each Fund is equal to the value of the Fund's investment in its corresponding Portfolio (which is equal to the Fund's pro rata share of the total investment of the Fund and of any other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities) less the Fund's liabilities. The following is a discussion of the procedures used by the Portfolios corresponding to each Fund in valuing their assets.

         MONEY MARKET, TAX EXEMPT MONEY MARKET AND TREASURY MONEY MARKET FUNDS. In the case of the Portfolios for the Money Market, Tax Exempt Money Market and Treasury Money Market Funds, all portfolio securities are valued by the amortized cost method.
 The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of the Fund of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Trustees will take steps necessary to reduce such deviation, such as changing the Fund's dividend policy, shortening the average portfolio maturity, realizing gains or losses, or reducing the number of outstanding Fund shares. Any reduction of outstanding shares will be effected by having each shareholder contribute to a Fund's capital the necessary shares on a pro rata basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Funds. See "Taxes."

         BOND, TAX EXEMPT BOND, NEW YORK TOTAL RETURN BOND, SHORT TERM BOND, INTERNATIONAL BOND AND DIVERSIFIED FUNDS. In the case of the Bond, Tax Exempt Bond, New York Total Return Bond, International Bond and Short Term Bond Funds, and the fixed income portion of the Diversified Fund, portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing service, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.

         Trading in securities in most foreign markets is normally completed before trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when a Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

         SELECTED U.S. EQUITY, U.S. SMALL COMPANY, INTERNATIONAL
EQUITY, EMERGING MARKETS EQUITY, DIVERSIFIED, EUROPEAN EQUITY,
JAPAN EQUITY AND ASIA GROWTH FUNDS.  In the case of the Equity

Portfolios, the value of investments listed on a domestic securities exchange, other than options on stock indexes, is based on the last sale prices on the New York Stock Exchange at 4:00 P.M. or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates available at the time of valuation.

         Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges which is currently 4:10 P.M., New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 P.M., New York time. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

         Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when a Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

PERFORMANCE DATA

         From time to time, the Funds may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Trust. Current performance information for the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See
"Additional Information" in the Prospectus.

         YIELD QUOTATIONS. As required by regulations of the SEC, current yield for the Money Market, Tax Exempt Money Market and Treasury Money Market Funds is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for the Money Market, Tax Exempt Money Market and Treasury Money Market Funds is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares. In the case of the Tax Exempt Money Market Fund, the tax equivalent yield is computed by first computing the yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal income tax purposes is determined. This portion of the yield is then divided by one minus the stated assumed federal income tax rate for individuals and then added to the portion of the yield that is not attributable to securities, the income of which was not tax exempt.

         As required by regulations of the SEC, the annualized yield for the Bond, Tax Exempt Bond, International Bond, New York Total Return Bond and Short Term Bond Funds is computed by dividing each Fund's net investment income per share earned during a 30-day period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described under "Additional Information" in the Prospectus.

         Below is set forth historical yield information for the periods indicated:

MONEY MARKET FUND (5/31/95): 7-day current yield: 5.93%; 7-day effective yield: 6.11%.


TAX EXEMPT MONEY MARKET FUND (8/31/95): 7-day current yield: 3.64%; 7-day Tax equivalent yield at 39% tax rate:
 5.97%; 7-day effective yield:  3.71%.


TREASURY MONEY MARKET FUND (4/30/95): 7-day current yield: 5.87%;
7-day effective yield: 6.04%.

SHORT TERM BOND FUND (4/30/95): 30-day yield: 6.14%.

BOND FUND (4/30/95): 30-day yield: 7.11%.


INTERNATIONAL BOND (9/30/95): 30-day yield:  5.05%.

TAX EXEMPT BOND FUND (8/31/95): 30-day yield:
4.83%; 30-day tax equivalent yield at 39% tax rate:  7.92%.

NEW YORK TOTAL RETURN BOND FUND (9/30/95): 30-day yield:
 4.97%; 30-day tax equivalent yield at 39% tax rate:
8.15%.


         TOTAL RETURN QUOTATIONS. As required by regulations of the SEC, the annualized total return of the Bond, Tax Exempt Bond, New York Total Return Bond, Short Term Bond, International Bond, Selected U.S. Equity, U.S. Small Company, International Equity, Emerging Markets Equity, Diversified, European Equity, Japan Equity and Asia Growth Funds for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.

         Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

         Historical performance information for any period or portion thereof prior to the establishment of a Fund will be that of its corresponding predecessor Pierpont Fund, as permitted by applicable SEC staff interpretations, if the Pierpont Fund commenced operations before its corresponding JPM Institutional Fund. The applicable financial information in the registration statement for The Pierpont Funds (Registration Nos. 33-54632 and 811-7340) is hereby incorporated by reference.

         Below is set forth historical return information for the Funds for the periods indicated:

MONEY MARKET FUND (5/31/95): Average annual total return, 1 year:
5.28%; average annual total return, 5 years: 4.77%; average annual total return, 10 years: 6.11%; aggregate total return, 1 year: 5.28%; aggregate total return, 5 years: 26.24%; aggregate total return, 10 years: 80.95%.

TAX EXEMPT MONEY MARKET FUND (8/31/95): Average annual total return, 1 year: 3.57%; Average annual total return, 5 years: 3.19%; average annual total return, 10 years:
4.10%; aggregate total return, 1 year: 3.57%; aggregate total return, 5 years: 17.01%; aggregate total return, 10 years: 49.45%.


TREASURY MONEY MARKET FUND (4/30/95): Average annual total return, 1 year: 4.91%; average annual total return, 5 years: N/A;
average annual total return, commencement of operations(*) to period end: 3.74%; aggregate total return, 1 year: 4.91%;
aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 8.61%.

SHORT TERM BOND FUND (4/30/95): Average annual total return, 1 year: 5.46%; average annual total return, 5 years: N/A; average annual total return, commencement of operations(*) to period end:
3.42%; aggregate total return, 1 year: 5.46%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 6.06%.

BOND FUND (4/30/95): Average annual total return, 1 year: 6.95%; average annual total return, 5 years: 8.33%; average annual total return, commencement of operations(*) to period end: 7.86%; aggregate total return, 1 year: 6.95%; aggregate total return, 5 years: 49.19%; aggregate total return, commencement of operations(*) to period end: 70.91%.


TAX EXEMPT BOND FUND (8/31/95): Average annual total return, 1 year: 8.00%; average annual total return, 5 years: 7.82%; average annual total return, 10 years:
7.87%; aggregate total return, 1 year: 8.00%; aggregate total return, 5 years: 45.72%; aggregate total return, 10 years: 113.34%.

NEW YORK TOTAL RETURN BOND FUND (9/30/95): Average annual total return, 1 year:
9.24%; average annual total return, 5 years: N/A; average annual total return, commencement of operations(*) to period end: 7.47%; aggregate total return, 1 year: 9.24%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 10.82%.

INTERNATIONAL BOND FUND (9/30/95): Average annual total return, 1 year: 12.83%; average annual total return, 5 years: N/A; average annual total return, commencement of operations (*) to period end: 12.83%; aggregate total return, 1 year: 12.83%; aggregate total return, 5 years: N/A; aggregate total return commencement of operations (*) to period end: 12.83%.


DIVERSIFIED FUND (6/30/95): Average annual total return, 1 year:
17.36%; average annual total return, 5 years: N/A; average annual total return, commencement of operations(*) to period end: 9.55%;

aggregate total return, 1 year: 17.36%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 17.31%.


SELECTED U.S. EQUITY FUND (5/31/95): Average annual total return, 1 year: 16.40%; average annual total return, 5 years: 12.69%; average annual total return, commencement of operations (*) to period end: 14.32%; aggregate total return, 1 year: 15.40%; aggregate total return, 5 years: 81.73%; aggregate total return, commencement of operations (*) to period end: 277.03%.

U.S. SMALL COMPANY FUND (5/31/95): Average annual total return, 1 year: 12.26%; average annual total return, 5 years: 9.26%; average annual total return, commencement of operations (*) to period end: 11.98%; aggregate total return, 1 year: 12.26%; aggregate total return, 5 years: 56.71%; aggregate total return, commencement of operations (*) to period end: 207.12%.


INTERNATIONAL EQUITY FUND (4/30/95): Average annual total return, 1 year: 0.61%; average annual total return, 5 years: N/A; average annual total return, commencement of operations(*) to period end:
3.96%; aggregate total return, 1 year: 0.61%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 21.04%.

EMERGING MARKETS EQUITY FUND (4/30/95): Average annual total return, 1 year: (9.40%); average annual total return, 5 years:
N/A; average annual total return, commencement of operations(*)

to period end: (2.60%); aggregate total return, 1 year:
(9.40%); aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: (3.66
%).

--------------------

(*) The Treasury Money Market, Short Term Bond, Diversified, Emerging Markets Equity , New York Total Return Bond and International Bond Funds commenced operations on January 4, 1993, July 8, 1993, July 8, 1993, November 15, 1993 , April 11, 1994 and December 1, 1994, respectively. The predecessor Pierpont Bond, Equity, Capital Appreciation and International Equity Funds commenced operations on March 11, 1988, June 27, 1985, June 27, 1985 and June 1, 1990, respectively.


         GENERAL. A Fund's performance will vary from time to time depending upon market conditions, the composition of its corresponding Portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Comparative performance information may be used from time to time in advertising the Funds' shares, including data from Lipper

Analytical Services, Inc., Micropal, Inc., Ibbotson Associates,
Morningstar Inc., the Dow Jones Industrial Average, any of the industry averages or indices discussed under "Investment Advisor" above and other industry publications.

         In order to illustrate the benefits of balanced investing across asset classes over longer periods of time, the Diversified Fund may use performance data that will be based on the return of, as appropriate, the S&P 500 Index, the Salomon Brothers Broad Investment Grade Bond Index, the Frank Russell 2000 and 2500 Indexes, and the EAFE Index. The quoted performance will illustrate what results could have been achieved had the Fund invested specified percentages of the Fund's assets in classes of securities that would have produced a return equal to the relevant index over the time period at issue.

         From time to time, the Funds may quote performance in terms of yield, actual distributions, total return, or capital appreciation in reports, sales literature, and advertisements published by the Funds. Current performance information for the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See "Additional Information" in the Prospectus.

PORTFOLIO TRANSACTIONS

         J.P. Morgan Investment Management Inc., acting as agent for Morgan, places orders for all Portfolios for all purchases and sales of portfolio securities. Morgan enters into repurchase agreements and reverse repurchase agreements and executes loans of portfolio securities on behalf of all the Portfolios. See
"Investment Objectives and Policies."

         Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers.
 In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         MONEY MARKET, TAX EXEMPT MONEY MARKET, TREASURY MONEY MARKET, BOND, SHORT TERM BOND, TAX EXEMPT BOND, NEW YORK TOTAL RETURN BOND AND INTERNATIONAL BOND FUNDS. Portfolio transactions for the Portfolios corresponding to the Money Market, Tax Exempt Money Market, Treasury Money Market, Bond, Short Term Bond, Tax

Exempt Bond, New York Total Return Bond and International Bond Funds will be undertaken principally to accomplish a Portfolio's objective in relation to expected movements in the general level of interest rates. The Portfolios corresponding to the Money Market, Treasury Money Market, Bond, Tax Exempt Bond, New York Total Return Bond, Short Term Bond and International Bond Funds may engage in short-term trading consistent with their objectives. The Tax Exempt Money Market Portfolio will not seek profits through short-term trading, but the Portfolio may dispose of any portfolio security prior to its maturity if it believes such disposition is appropriate even if this action realizes profits or losses.

         In connection with portfolio transactions for the Portfolios, J.P. Morgan Investment Management Inc. intends to seek best price and execution on a competitive basis for both purchases and sales of securities.

         The Portfolios corresponding to the Money Market, Tax Exempt Money Market and Treasury Money Market Funds have a policy of investing only in securities with maturities of less than thirteen months, which policy will result in high portfolio turnovers. The Portfolio corresponding to the Short Term Bond Fund has a policy of maintaining a short duration, which policy will also result in a high portfolio turnover. Since brokerage commissions are not normally paid on investments which the Portfolios make, turnover resulting from such investments should not adversely affect the net asset value or net income of the Portfolios.

         SELECTED U.S. EQUITY, U.S. SMALL COMPANY, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY, DIVERSIFIED, EUROPEAN EQUITY, JAPAN EQUITY AND ASIA GROWTH FUNDS. In connection with portfolio transactions for the Equity Portfolios, the overriding objective is to obtain the best possible execution of purchase and sale orders.

         In selecting a broker, J.P. Morgan Investment Management
Inc. considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, J.P.
Morgan Investment Management Inc. decides that the broker chosen will provide the best possible execution. J.P. Morgan Investment
Management Inc. and Morgan monitor the reasonableness of the brokerage commissions paid in light of the execution received.
The Trustees of each Portfolio review regularly the reasonableness of commissions and other transaction costs incurred by the Portfolios in light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the Advisor and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which J.P. Morgan Investment Management Inc. has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Advisor's clients and not solely or necessarily for the benefit of an individual Portfolio. The Advisor believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Portfolios do not reduce their fee to the Advisor by any amount that might be attributable to the value of such services.

         The Portfolios or their predecessors corresponding to the Selected U.S. Equity, U.S. Small Company, International Equity, Emerging Markets Equity and Diversified Funds paid the following approximate brokerage commissions for the indicated fiscal years:

DIVERSIFIED FUND (June): 1995:  $145,589; 1994: $78,737; 1993:
N/A.

SELECTED U.S. EQUITY FUND (May): 1995:  $1,179,132; 1994:
$744,676; 1993: $293,698.

U.S. SMALL COMPANY FUND (May): 1995:  $1,217,016; 1994:
$1,760,320; 1993: $142,310.

INTERNATIONAL EQUITY FUND (October): 1994: $1,413,238; 1993:
$639,000; 1992: $157,000.

EMERGING MARKETS EQUITY FUND (October): 1994: $1,262,905; 1993:
N/A; 1992: N/A.

         The increases in brokerage commissions reflected above were due to increased portfolio activity and an increase in net investments by shareholders in a Portfolio or its predecessor.

         Subject to the overriding objective of obtaining the best possible execution of orders, J.P. Morgan Investment Management Inc. may allocate a portion of a Portfolio's brokerage transactions to affiliates of Morgan. In order for affiliates of Morgan to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of each Portfolio, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

         Portfolio securities will not be purchased from or through or sold to or through the Portfolios' Administrator, Distributor or Advisor or any "affiliated person" (as defined in the 1940 Act) of the Administrator, Distributor or Advisor when such entities are acting as principals, except to the extent permitted by law. In addition, the Portfolios will not purchase securities during the existence of any underwriting group relating thereto of which the Advisor or an affiliate of the Advisor is a member, except to the extent permitted by law.

         On those occasions when Morgan deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other customers including other Portfolios, J.P. Morgan Investment Management Inc. to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by J.P. Morgan Investment Management Inc. in the manner it considers to be most equitable and consistent with Morgan's fiduciary obligations to a Portfolio. In some instances, this procedure might adversely affect a Portfolio.

         If a Portfolio that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which a Portfolio may write may be affected by options written by the Advisor for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

MASSACHUSETTS TRUST

         The Trust is a trust fund of the type commonly known as a "Massachusetts business trust" of which each Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability described below.

         Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust which is not the case for a corporation. However, the Trust's Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of any Fund and that every written agreement, obligation, instrument or undertaking made on behalf of any Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

         No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

         The Trust's Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of a Fund is liable to a Fund or to a shareholder, and that no Trustee, officer, employee, or agent is liable to any third persons in connection with the affairs of a Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of a Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee, or agent is entitled to be indemnified against all liability in connection with the affairs of a Fund.

         The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

         The Trust is an open-end management investment company organized as a Massachusetts business trust in which each Fund represents a separate series of shares of beneficial interest.
See "Massachusetts Trust."

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in a Fund (or in the assets of other series, if applicable). To date shares of the sixteen series described in this Statement of Additional Information have been authorized and are available for sale to the public. Each share represents an equal proportional interest in a Fund with each other share. Upon liquidation of a Fund, holders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. See "Massachusetts Trust." Shares of a Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.

         The shareholders of the Trust are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, PROVIDED, HOWEVER, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.

         Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Trust's shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

         The Trustees have authorized the issuance and sale to the public of shares of sixteen series of the Trust. The Trustees have no current intention to create any classes within the initial series or any subsequent series. The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

         For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see "Redemption of Shares" in the Prospectus.


         As of December 4, 1995, the following owned of record or, to the knowledge of management, beneficially owned more than 5% of the outstanding shares of:

Money Market Fund-- Welsh Carson Anderson & Stowe (8%), Royal McCabees Life Insurance (6%), Morgan as agent for Estee Lauder 1994 Tr (20%);

Tax Exempt Money Market Fund--Morgan as Agent for M.S. Grace
(7%); W.B. Ruger
(9%), M. Carey - Rye Songs (25%), 1133 Building
Corp (8%), Morgan as Agent for estate of J.P. Grace
(11%), E.H. Skove (15%);

Treasury Money Market Fund--Morgan as Agent for One Penn Plaza
(10%), Bank of New York as Series 1993-1 Collateral A/C
(6%), Bank of New York as Series 1993-3 Collateral A/C
(10%), Bank of New York as Series 1992-1 Collateral A/C (7%)
, Bank of New York as Series 1993-2 Collateral A/C
(6%), Kings Highway
Surgicenter, Inc. (39%), S. and/or I. Berson (5%);

Bond Fund-- J.P. Morgan
as Agent for
 Charles Engelhard Foundation (5%);

Short Term Bond Fund--United Gaming, Inc. (45%); Alcatel
Network Systems, Inc. Retirement Savings Plan (53%);

Tax Exempt Bond Fund--Morgan as Agent for Engelhard Hanovia, Inc.
(15%), Wachovia Bank of  NA TTEE Newmont Gold Pension
(6%);

New York Total Return Bond Fund--Morgan as Agent for Shubert
Organization (22%), Morgan as Agent for J. Corry (5%),
Morgan as Agent for R. Weintraub (8%), Morgan as Agent for L.
Casseel (7%), Morgan as Agent for Trust U/W of L.H.P. Klotz
 F.B.O. R. Klotz (25%);

International Bond Fund--J.P. Morgan as Agent for General Motors
Savings Plan (48%), J.P. Morgan as Agent of Community Funds Inc.
Dewitt Wallace Readers Digest (40%)
;

Selected U.S. Equity Fund--Morgan as Agent for Major League
Baseball Master Pension Trust (10%),  Holman, Inc. Pension
Plan Trust (7%), Wachovia Bank NC Trustee for Newmont Gold Co.

Master Pension Trust (9%), LaCross and Company (6%), Mac &
Co. A/C 857-354 Mellon Bank (6%), Harris Trust and Savings
Bank as Trustee of CTS Emp. Benefit Plans (6%), Lin
Television Corp. Retirement Plan (5%);

U.S. Small Company--Morgan as agent for S. Lutz Trust (5%);

Emerging Markets Equity Fund--The  Robert
Wood Johnson Foundation (16%); Bartus & Co. (8%), Morgan as
Agent for Alfred P. Sloan Foundation (9%); and

Diversified Fund--
 Morgan as Agent for Faber Castell Retirement Plan
(15%), J.P. Morgan  TTEE UNIFI, Inc. Profit Sharing
Plan (11%), Westinghouse Personal Investment Plan (8%),
Vanguard Fiduciary Trust Company (10%), Celtic Insurance Co.
Ltd. (10%) BG  Sulzle, Inc. Employee Pension (6%),
Boston Foundation Inc. (12%).

         Unless otherwise noted, the address of each owner listed above is c/o Morgan, 522 Fifth Avenue, New York, New York, 10036. As of the date of this Statement of Additional Information, the officers and Trustees as a group owned less than 1% of the shares of each Fund.


TAXES

         Each Fund qualifies and intends to remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) held less than three months, or foreign currencies (or options, futures or forward contracts on foreign currencies), but only if such currencies (or options, futures or forward contracts on foreign currencies) are not directly related to a Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities,investments in other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities). As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed.

         Under the Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed income if it fails to meet certain distribution requirements by the end of the calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

         For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

         The Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds intend to qualify to pay exempt-interest dividends to their respective shareholders by having, at the close of each quarter of their respective taxable years, at least 50% of the value of their respective total assets consist of tax exempt securities. An exempt-interest dividend is that part of dividend distributions made by the Funds which consists of interest received by the Funds on tax exempt securities. Shareholders will not incur any federal income tax on the amount of exempt-interest dividends received by them from the Funds, other than the alternative minimum tax under certain circumstances. In view of each Fund's investment policies, it is expected that a substantial portion of all dividends will be exempt-interest dividends, although the Funds may from time to time realize and distribute net short-term capital gains and may invest limited amounts in taxable securities under certain circumstances. See "Investment Objective(s) and Policies" in the Prospectus.

         Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses (other than exempt interest dividends) are generally taxable to shareholders of the Funds as ordinary income whether such distributions are taken in cash or reinvested in additional shares. The Selected U.S. Equity, U.S. Small Company and Diversified Funds expect that a portion of these distributions to corporate shareholders will be eligible for the dividends-received deduction. Distributions to corporate shareholders of the Money Market, Tax Exempt Money Market, Treasury Money Market, Tax Exempt Bond, New York Total Return Bond, Bond, Short Term Bond, International Bond, International

Equity, Emerging Markets Equity, European Equity, Japan Equity and Asia Growth Funds are not eligible for the dividends received deduction. Distributions of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders of a Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. See "Taxes" in the Prospectus for a discussion of the federal income tax treatment of any gain or loss realized on the redemption or exchange of a Fund's shares. Additionally, any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.

         To maintain a constant $1.00 per share net asset value, the Trustees of the Money Market, Tax Exempt Money Market and Treasury Money Market Funds may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses. The adjustment may result in a shareholder having more dividend income than net income in his account for a period. When the number of outstanding shares of a Fund is reduced, the shareholder's basis in the shares of the Fund may be adjusted to reflect the difference between taxable income and net dividends actually distributed. This difference may be realized as a capital loss when the shares are liquidated.
 See "Net Asset Value."

         Gains or losses on sales of portfolio securities will be treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where, if applicable, a put is acquired or a call option is written thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by a Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

         Under the Code, gains or losses attributable to disposition of foreign currency or to foreign currency contracts, or to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Portfolio actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by a Portfolio, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

         Forward currency contracts, options and futures contracts entered into by a Portfolio may create "straddles" for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by the Portfolio on forward currency contracts, options and futures contracts or on the underlying securities. Straddles may also result in the loss of the holding period of underlying securities for purposes of the 30% of gross income test described above, and therefore, a Portfolio's ability to enter into forward currency contracts, options and futures contracts may be limited.

         Certain options, futures and foreign currency contracts held by a Portfolio at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes -- i.e., treated as having been sold at market value. For options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Portfolio has held such options or futures. Any gain or loss recognized on foreign currency contracts will be treated as ordinary income.

         The Equity Portfolios may invest in Equity Securities of foreign issuers. If a Portfolio purchases shares in certain foreign investment funds (referred to as passive foreign investment companies ("PFICs") under the Code), the Portfolio may be subject to federal income tax on a portion of an "excess distribution" from such foreign investment fund or gain from the disposition of such shares, even though such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on a Fund or its shareholders in respect of unpaid taxes arising from such distributions or gains. Alternatively, a Fund may each year include in its income and distribute to shareholders a pro rata portion of the foreign investment fund's income, whether or not distributed to the Fund.

         Pursuant to proposed regulations, open-end regulated investment companies such as the Portfolios would be entitled to elect to mark to market their stock in certain PFICs. Marking to market in this context means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each PFIC's stock over the owner's adjusted basis in that stock (including mark to market gains of a prior year for which an election was in effect).

         FOREIGN SHAREHOLDERS. Dividends of net investment income and distributions of realized net short-term gains in excess of net long-term losses to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net long term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

         In the case of a foreign shareholder who is a nonresident alien individual and who is not otherwise subject to withholding as described above, a Fund may be required to withhold U.S. federal income tax at the rate of 31% unless IRS Form W-8 is provided. See "Taxes" in the Prospectus. Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

         FOREIGN TAXES. It is expected that the International Bond, Selected U.S. Equity, U.S. Small Company, International Equity, Emerging Markets Equity, Diversified, European Equity, Japan Equity and Asia Growth Funds may be subject to foreign withholding taxes with respect to income received from sources within foreign countries. In the case of the International Bond, International Equity, Emerging Markets Equity, European Equity, Japan Equity and Asia Growth Funds, so long as more than 50% in value of the total assets of the Fund's corresponding Portfolio at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat any foreign income taxes paid by it as paid directly by its shareholders. These Funds will make such an election only if they deem it to be in the best interest of their respective shareholders. The Funds will notify their respective shareholders in writing each year if they make the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If a Fund makes the election, each shareholder will be required to include in his income his proportionate share of the amount of foreign income taxes paid by the Fund and will be entitled to claim either a credit (subject to the limitations discussed below) or, if he itemizes deductions, a deduction for his share of the foreign income taxes in computing federal income tax liability. (No deduction will be permitted in computing an individual's alternative minimum tax liability.) A shareholder who is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the election described in this paragraph, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. A tax-exempt shareholder will not ordinarily benefit from this election. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by each of the International Bond, International Equity, Emerging Markets Equity, European Equity, Japan Equity and Asia Growth Funds from its foreign source net investment income will be treated as foreign source income. Each of these Funds' gains and losses from the sale of securities will generally be treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the International Bond, International Equity, Emerging Markets Equity, European Equity, Japan Equity and Asia Growth Funds.

         STATE AND LOCAL TAXES. Each Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

         OTHER TAXATION. The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The Portfolios are organized as New York trusts. The Portfolios are not subject to any federal income taxation or income or franchise tax in the State of New York or The Commonwealth of Massachusetts. The investment by a Fund in its corresponding Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

ADDITIONAL INFORMATION

         As used in this Statement of Additional Information and the

Prospectus, the term "majority of the outstanding voting securities" means the vote of (i) 67% or more of the Fund's shares or the Portfolio's outstanding voting securities present at a meeting, if the holders of more than 50% of the Fund's outstanding shares are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities, whichever is less.

         Telephone calls to the Funds, Morgan or Eligible Institutions as shareholder servicing agent may be tape recorded.
 With respect to the securities offered hereby, this Statement of Additional Information and the Prospectuses do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act and the Trust's and the Portfolios' Registration Statements filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements including the exhibits filed therewith may be examined at the office of the SEC in Washington D.C.

         Statements contained in this Statement of Additional Information and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements. Each such statement is qualified in all respects by such reference.

         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Funds or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by any Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

         Each of The JPM Institutional Funds' current reports to shareholders filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder are hereby incorporated herein by reference. A copy of each such report will be provided, without charge, to each person receiving this Statement of Additional Information.


 JPM490A

THE  SERIES PORTFOLIO - THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
 MARCH 24, 1995


ASSETS


          Cash                                     $   200
          Deferred Organization Expenses            33,000
                      Total Assets                  33,200


LIABILITIES


          Organization Expenses Payable             33,000
                                             -------------
                      Total Liabilities             33,000
                                                    ------

Commitments and Contingencies (See Note 3)              -

                      Net Assets                   $   200
                                                    ======

NOTES  TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION




** 1 The European Equity Portfolio (the "Portfolio") is a series of The Series Portfolio (the "Series Portfolio"), a trust organized under the laws of the State of New York on June 24, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sales of beneficial interests in the Portfolio in the respective amounts of $100 to The JPM Advisor European Equity Fund (the "Fund") and $100 to JPM Europe Fund, Ltd. (the "initial beneficial interests").

** 2 The Portfolio has incurred $33,000 in organization expenses based on its allocable pro rata share of total organization expenses for the three Portfolios in the Series Portfolio. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio. The Portfolio will receive upon a redemption by Signature (the purchaser of the Fund's initial shares) from the Fund, a pro rata portion of the unamortized organization expenses of the Portfolio. The amount paid by the Portfolio on any withdrawal of an initial beneficial interest by the Fund, JPM Europe Fund, Ltd. or any other current holder of such initial beneficial interests will be reduced by a pro rata portion of any unamortized organization expenses. This reduction will be determined with respect to each withdrawal of an initial beneficial interest by calculating the proportion of the amount of the initial beneficial interest withdrawn to the aggregate initial beneficial interests then outstanding.


NOTE 2 - VALUATION OF INVESTORS' BENEFICIAL INTERESTS


At 4: 15 p.m. New York time on each business day of the Portfolio, the value of an investor's beneficial interest in the Portfolio is equal to the product of
(i) the aggregate net asset value of the Portfolio, effective for that day, and
(ii) the percentage representing that investor's pro rata share of the aggregate beneficial interests in the Portfolio , on that day.

NOTE 3 - SERVICE AGREEMENTS WITH AFFILIATES

** 3 The Series Portfolio has entered into separate investment advisory and financial and fund accounting services agreements with Morgan Guaranty Trust Company of New York ("Morgan") to provide investment advisory and financial and fund accounting services for the Portfolio as described in the Series Portfolio's accompanying registration statement on Form N-lA. The Series Portfolio has also entered into separate administration and exclusive placement agent agreements with Signature Broker-Dealer Services, Inc. ("SBDS"), to provide for administrative and placement services for the Portfolio, and a fund services agreement with Pierpont Group, Inc. ("Pierpont Group"), each as described in such registration statement. The officers of the Series Portfolio, excluding its Chief Executive Officer, are employees of SBDS. The Trustees of the Series Portfolio represent all the existing shareholders of Pierpont Group.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Investors and Trustees of
The  European Equity Portfolio


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The European Equity Portfolio (one of three portfolios comprising The Series Portfolio, hereafter referred to as the "Portfolio") at March 24, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Portfolio's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP 1177 Avenue of the Americas New York, New York March 24,
1995

THE SERIES PORTFOLIO - THE  JAPAN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

MARCH 24, 1995

ASSETS


          Cash                                       $  100,100
          Deferred Organization Expenses                 33,000
                      Total Assets                      133,100


LIABILITIES

          Organization Expenses Payable                  33,000
                      Total Liabilities                  33,000

Commitments and Contingencies (See Note 3)                  -


                      Net Assets                     $  100,100
                                                     ============


NOTES TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION


The Japan Equity Portfolio (the "Portfolio") is a series of The Series Portfolio (the "Series Portfolio"), a trust organized under the laws of the State of New York on June 24, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sales of beneficial interests in the Portfolio in the respective amounts of $100 to The JPM Advisor Japan Equity Fund (the "Fund") and $100,000 to JPM Japan Equity Fund, Ltd. (the "initial beneficial interests").

The Portfolio has incurred $33,000 in organization expenses based on its allocable pro rata share of total organization expenses for the three Portfolios in the Series Portfolio. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio. The Portfolio will receive upon a redemption by Signature (the purchaser of the Fund's initial shares) from the Fund, a pro rata portion of the unamortized organization expenses of the Portfolio. The amount paid by the Portfolio on any withdrawal of an initial beneficial by the Fund, JPM Japan Equity Fund, Ltd. or any other current holder of such initial beneficial interests be reduced by a pro rata portion of any unamortized organization expenses. This reduction will be determined with respect to each withdrawal of an initial beneficial interest by calculating the proportion of the amount of the initial beneficial interest withdrawn to the aggregate initial beneficial interests then outstanding.

NOTE 2 - VALUATION OF INVESTORS' BENEFICIAL  INTEREST


At 4:15 p.m. New York time on each business day of the Portfolio, the value of an investor's beneficial interest in the Portfolio is equal to the product of
(i) the aggregate net asset value of the Portfolio, effective for that day, and
(ii) the percentage representing that investor's pro rata share of the aggregate beneficial interests in the Portfolio, on that day.

NOTE 3 - SERVICE AGREEMENTS WITH AFFILIATES


The Series Portfolio has entered into separate investment advisory and financial and fund accounting services agreements with Morgan Guaranty Trust Company of New York ("Morgan") to provide investment advisory and financial and fund accounting services for the Portfolio, as described in the Series Portfolio's accompanying registration statement on Form N-lA. The Series Portfolio has also entered into separate administration and exclusive placement agent agreements with Signature Broker-Dealer Services, Inc.("SBDS"), to provide for administrative and placement services for the Portfolio, and a fund services agreement with Pierpont Group, Inc. ("Pierpont Group"), each as described in such registration statement. The officers of the Series Portfolio, excluding its Chief Executive Officer, are employees of SBDS. The Trustees of the Series Portfolio represent all the existing shareholders of Pierpont Group.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Investors and Trustees of
The  Japan Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The Japan Equity Portfolio (one of three portfolios comprising The Series Portfolio, hereafter referred to as the "Portfolio") at March 24, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Portfolio's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
March 24, 1995

THE SERIES PORTFOLIO - THE  ASIA GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

MARCH 24, 1995

ASSETS


          Cash                                              $   200
          Deferred Organization Expenses                     33,000
                                                             ------
                      Total Assets                           33,200
                                                     --------------


LIABILITIES

          Organization Expenses Payable                      33,000
                      Total Liabilities                      33,000

Commitments and Contingencies (See Note 3)                      -


                      Net Assets                            $   200
                                                     ==============


NOTES TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION


The Asia Growth Portfolio (the "Portfolio") is a series of The Series Portfolio (the "Series Portfolio"), a trust organized under the laws of the State of New York on June 24, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sales of beneficial interests in the Portfolio in the respective amounts of $100 to The JPM Advisor Asia Growth Fund (the "Fund") and $100 to JPM Asia Growth Fund, Ltd. (the "initial beneficial interests").

The Portfolio has incurred $33,000 in organization expenses based on its allocable pro rata share of total organization expenses for the three Portfolios in the Series Portfolio. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio. The Portfolio will receive upon a redemption by Signature (the purchaser of the Fund's initial shares) from the Fund, a pro rata portion of the unamortized organization expenses of the Portfolio. The amount paid by the Portfolio on any withdrawal of an initial beneficial interest by the Fund, JPM Asia Growth Fund, Ltd. or any other current holder of such initial beneficial interest will be reduced by a pro rata portion of any unamortized organization expenses. This reduction will be determined with respect to each withdrawal of an initial beneficial interest by calculating the proportion of the amount of the initial beneficial interest withdrawn to the aggregate initial beneficial interests then outstanding.

NOTE 2 - VALUATION OF INVESTORS' BENEFICIAL  INTERESTS

At 4:15 p.m. New York time on each business day of the Portfolio, the value of an investor's beneficial interest in the Portfolio is equal to the product of
(i) the aggregate net asset value of the Portfolio, effective for that day, and
(ii) the percentage representing that investor's pro rata share of the aggregate beneficial interests in the Portfolio, on that day.

NOTE 3 - SERVICE AGREEMENTS WITH AFFILIATES


The Series Portfolio has entered into separate investment advisory and financial and fund accounting services agreements with Morgan Guaranty Trust Company of New York ("Morgan") to provide investment advisory and financial and fund accounting services for the Portfolio as described in the Series Portfolio's accompanying registration statement on Form N-lA. The Series Portfolio has also entered into separate administration and exclusive placement agent agreements with Signature Broker-Dealer Services, Inc.("SBDS"), to provide for administrative and placement services for the Portfolio, and a fund services agreement with Pierpont Group, Inc. ("Pierpont Group"), each as described in such registration statement. The officers of the Series Portfolio, excluding its Chief Executive Officer, are employees of SBDS. The Trustees of the Series Portfolio represent all the existing shareholders of Pierpont Group.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Investors and Trustees of
The  Asia Growth Portfolio


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The Asia Growth Portfolio (one of three portfolios comprising The Series Portfolio, hereafter referred to as the "Portfolio") at March 24, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Portfolio's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
March 24, 1995

APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S

CORPORATE AND MUNICIPAL BONDS

AAA - Debt rated AAA has the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

SHORT-TERM TAX-EXEMPT NOTES

SP-1 - The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

SP-2 - The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.

MOODY'S

CORPORATE AND MUNICIPAL BONDS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

- Leading market positions in well established industries.
- High rates of return on funds employed.
- Conservative capitalization structures with moderate reliance on debt and ample asset protection.
- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
- Well established access to a range of financial markets and assured sources of alternate liquidity.

SHORT-TERM TAX EXEMPT NOTES

MIG-1 - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.


 JPM490A

APPENDIX B

ADDITIONAL INFORMATION CONCERNING NEW YORK MUNICIPAL OBLIGATIONS

         The following information is a summary of special factors affecting investments in New York municipal obligations. It does not purport to be a complete description and is based on information from the Annual Information Statement of the State of New York dated June 23, 1995.

GENERAL

         New York (the "State") is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location, air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. The State has a declining proportion of its work force engaged in manufacturing and an increasing proportion engaged in service industries. This transition reflects a national trend.

         The State has historically been one of the wealthiest states in the nation. For decades, however, the State economy has grown more slowly than that of the nation as a whole, resulting in the gradual erosion of its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. New York City (the "City") has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

         Although industry and commerce are broadly spread across the State, particular activities are concentrated in the following areas: Westchester County -- headquarters for several major corporations; Buffalo -- diverse manufacturing base; Rochester -- manufacture of photographic and optical equipment; Syracuse and Utica-Rome area -- production of machinery and transportation equipment; Albany-Troy-Schenectady -- government and education center and production of electrical products; Binghampton -- original site of the International Business Machines Corporation and continued concentration of employment in computer and other high technology manufacturing; and New York City -- headquarters for the nation's securities business and for a major portion of the nation's major commercial banks, diversified financial institutions and life insurance companies. In addition, the City houses the home offices of three major radio and television broadcasting networks, most of the national magazines and a substantial portion of the nation's book publishers. The City also retains leadership in the design and manufacture of men's and women's apparel.

ECONOMIC OUTLOOK

         The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State. The State Financial Plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, Federal financial and monetary policies, the availability of credit, the level of interest rates, and the condition of the world economy, which would have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

         The national economy began to expand in 1991, although the growth rate for the first two years of the expansion was modest by historical standards. The State economy remained in recession until 1993, when employment growth resumed. Since November 1992, the State has added approximately 185,000 jobs. Employment growth has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, and defense industries. Personal income increased substantially in 1992 and 1993, aided significantly by large bonus payments in banking and financial industries.

         The national economy performed better in 1994 than in any year since the recovery began in 1991. National job and income growth were substantial. In response, the Federal Reserve Board shifted to a policy of monetary tightening by raising interest rates throughout the year. As a result, the national economic growth is expected to weaken, but not turn negative, during the course of 1995 before beginning to rebound by the end of the year. This dynamic is often described as a "soft landing." The overall rate of growth of the national economy during calendar year 1995 will be slightly below the "consensus" of a widely followed survey of national economic forecasters. Growth in the real gross domestic product during 1995 is projected to be moderate (3.0 percent), with declines in defense spending and net exports more than offset by increases in consumption and investment. Continuing efforts by business and government to reduce costs are expected to exert a drag on economic growth. Inflation, as measured by the Consumer Price Index, is projected to remain about 3 percent due to moderate wage growth and foreign competition. Personal income and wages are projected to increase by about 6 percent or more.

         The State economy had a mixed performance during 1994. The moderate employment growth that characterized 1993 continued into mid-1994, then virtually ceased. New York's economy is expected to continue to expand modestly during 1995, but there will be a pronounced slow-down during the course of the year. Although industries that export goods and services abroad are expected to benefit from the lower dollar, growth will be slowed by government cutbacks at all levels. On an average annual basis, employment growth will be about the same as 1994. Both personal income and wages are expected to record moderate gains in 1995. Bonus payments in the securities industry are expected to increase from last year's depressed level. Personal income rose 4.0 percent in 1994.

         The State has for many years had a very high State and local tax burden relative to other States. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, may have contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

         To stimulate the State's economic growth, the State has developed programs, including the provision of direct financial assistance, designed to assist businesses to expand existing operations located within the State and to attract new businesses to the State. Local industrial development agencies raised an aggregate of approximately $7.8 billion in separate tax-exempt bond issues through December 31, 1993. There are currently over 100 county, city, town and village agencies. In addition, the New York State Urban Development Corporation is empowered to issue, subject to certain State constitutional restrictions and to approval by the Public Authorities Control Board, bonds and notes on behalf of private corporations for economic development projects. The State has also taken advantage of changes in Federal bank regulations to establish a free international banking zone in the City.

         In addition, the State has provided various tax incentives to encourage business relocation and expansion. These programs include direct tax abatements from local property taxes for new facilities (subject to locality approval) and investment tax credits that are applied against the State corporation franchise tax. Furthermore, legislation passed in 1986 authorizes the creation of up to 40 "economic development zones" in economically distressed regions of the State. Businesses in these zones are provided a variety of tax and other incentives to create jobs and make investments in the zones.

STATE FINANCIAL PLAN

         The State Constitution requires the Governor to submit to the Legislature a balanced Executive Budget which contains a complete plan of expenditures (the "State Financial Plan") for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the Executive Budget. A final budget must be approved before the statutory deadline of April 1. The State Financial Plan is updated quarterly pursuant to law.

         The State's fiscal year, which commenced on April 1, 1995, and ends on March 31, 1996, is referred to herein as the State's 1995-96 fiscal year.

         The State's budget for the 1995-96 fiscal year was enacted by the Legislature on June 7, 1995, more than two months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including all necessary appropriations for debt service. The State Financial Plan for the 1995-96 fiscal year was formulated on June 20, 1995, and is based on the State's budget as enacted by the Legislature and signed into law by the Governor. The State Financial Plan will be updated quarterly pursuant to law in July, October and January.

         The 1995-96 budget is the first to be enacted in the administration of the Governor, who assumed office on January 1. It is the first budget in over half a century which proposed and, as enacted, projects an absolute year-over-year decline in General Fund disbursements. Spending for State operations is projected to drop even more sharply, by 4.6 percent. Nominal spending from all State funding sources (I.E., excluding Federal aid) is proposed to increase by only 2.5 percent from the prior fiscal year, in contrast to the prior decade when such spending growth averaged more than 6.0 percent annually.

         In his Executive Budget, the Governor indicated that in the 1995-96 fiscal year, the State Financial Plan, based on then-current law governing spending and revenues, would be out of balance by almost $4.7 billion, as a result of the projected structural deficit resulting from the ongoing disparity between sluggish growth in receipts, the effect of prior-year tax changes, and the rapid acceleration of spending growth; the impact of unfunded 1994-95 initiatives, primarily for local aid programs; and the use of one-time solutions, primarily surplus funds from the prior year, to fund recurring spending in the 1994-95 budget. The Governor proposed additional tax cuts, to spur economic growth and provide relief for low- and middle-income tax payers, which were larger than those ultimately adopted, and which added $240 million to the then projected imbalance or budget gap, bringing the total to approximately $5 billion.

         This gap is projected to be closed in the 1995-96 State Financial Plan based on the enacted budget, through a series of actions, mainly spending reductions and cost containment measures and certain reestimates that are expected to be recurring, but also through the use of one-time solutions. The State Financial Plan projects (i) nearly $1.6 billion in savings from cost containment, disbursement reestimates, and other savings in social welfare programs, including Medicaid, income maintenance and various child and family care programs; (ii) $2.2 billion in savings from State agency actions to reduce spending on the State work force, SUNY and CUNY, mental hygiene programs, capital projects, the prison system and fringe benefits; (iii) $300 million in savings from local assistance reforms, including actions affecting school aid and revenue sharing while proposing program legislation to provide relief from certain mandates that increase local spending; (iv) over $400 million in revenue measures, primarily a new Quick Draw Lottery game, changes to tax payment schedules, and the sale of assets; and (v) $300 million from reestimates in receipts.

         The Executive Budget indicates that for years State revenues have grown at a slower rate than State spending, producing an increasing structural deficit, and that as the Executive Budget is enacted, the State will start to eliminate the structural imbalance that has characterized the State's fiscal record. There can, however, be no assurances that the tax and spending cuts will eliminate potential imbalances in future fiscal years. The Governor's recommended multi-year personal income tax cuts are designed to reduce the yield on that tax by about one-third by 1998, and could require significant additional spending cuts in those years, increased economic growth to provide additional revenues, additional revenue measures, or a combination of those factors.

         GOVERNMENT FUNDS

         The four governmental fund types that comprise the State Financial Plan are the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds.

         GENERAL FUND RECEIPTS

         The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1995-96 fiscal year, the General Fund is expected to account for approximately 49 percent of total governmental-funded disbursements and 71 percent of total State-funded disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service on long-term bonds, where these costs are not funded from other sources.

         The Financial Plan for the 1995-96 fiscal year released on February 1, 1995, projects General Fund receipts, including transfers from other funds, of $33.110 billion, a reduction of $48 million from the total receipts in the 1994-95 fiscal year. Tax receipts are projected at $29.793 billion for the 1995-96 fiscal year. Although growth in the base for tax receipts is expected to accelerate during the 1995-96 fiscal year, tax receipts are expected to fall by
3.5 percent, principally due to the combined effect of implementing during the 1995-96 fiscal year (1) a portion of the tax reductions originally enacted in 1987 and deferred each year since 1990, (2) additional tax cuts to prevent tax increases also originally enacted in 1987 from taking effect and (3) the proposed employer day care credit ($5 million), together with the incremental cost of the tax reductions enacted in 1994 (more than $500 million), which effectively negate the effect of projected growth in the recurring revenue base. In addition, certain nonrecurring revenues in the 1994-95 receipts base, including the 1993-94 surplus of $1.026 billion, additional earmarking to dedicated funds (more than $210 million) and other miscellaneous one-time receipts (more than $100 million) are not available in the 1995-96 fiscal year, thereby reducing potential year-over-year growth by another 4 percentage points.

         The projected yield of personal income tax in the 1995-96 fiscal year of $17.285 billion is a decrease of $305 million from reported collections in the State's 1994-95 fiscal year. The decrease reflects both the effects of the tax reductions and the fact that reported collections in the preceding year were affected by net refund reserve transactions that buoyed collections in that year by $862 million that will be unavailable in the current year. Without these changes, the yield of the tax would have grown by more than $1.0 billion (6 percent), reflecting liability growth for the 1995 tax year projected at approximately the same rate. The income base for the tax is projected to rise approximately 5 percent for the 1995 tax year. Personal income tax receipts showed a sharp increase in 1994-95 and are expected to decline in 1995-96. Personal income tax reductions recommended in the Executive Budget are projected to produce taxpayer savings of $720 million in calendar year 1995 reflecting the scheduled implementation of the 1987 tax reductions. The tax reductions recommended by the Governor are part of a multi-year program designed to reduce the yield of the income tax by about one-third by 1998.

         Receipts in user taxes and fees in the State's 1995-96 fiscal year are expected to total $6.697 billion, an increase of $73 million from reported 1994-95 results. Growth in user taxes and fees is expected to slow to about 1 percent in 1995-96, reflecting nearly $70 million of additional tax relief in this category in the coming year resulting from tax reductions enacted in 1994, the absence of extraordinary audit collections received in 1994-95, and a slowdown in the underlying growth rate of sales and use tax collections, offset by a projected improvement of $41 million as a result of recommended legislation to enhance sales tax collection procedures. Business tax receipts are projected at $4.709 billion, a decline of $360 million from reported 1994-95 results. The decline in the 1995-96 fiscal year largely reflecting the effect of tax reductions enacted in 1994.

         Total receipts from other taxes in the State's 1995-96 fiscal year are projected at $1.102 billion, $6 million less than in the preceding year. The estimates reflect 1994 and 1995 legislation reducing the burden of the real property gains tax and the estate tax as well as diversion of a portion of the real estate transfer tax proceeds to the Environmental Protection Fund. Miscellaneous receipts in the State's 1995-96 fiscal year are expected to total $1.596 billion, an increase of $335 million above the amount received in the prior State fiscal year. Growth in overall collections from miscellaneous receipts in the coming fiscal year is expected to result largely from several discrete actions involving settlement of environmental litigation, the recommended merger of public authorities, and transactions with the Power Authority, which together account for over $200 million of projected miscellaneous receipts anticipated in 1995-96. Transfers from other funds continue at prior year levels, with the addition of the transfer of $220 million in excess funds from the Metropolitan Mass Transportation Operating Assistance Fund.

         GENERAL FUND DISBURSEMENTS

         General Fund disbursements are projected to total $33.055 billion in 1995-96, a decrease of $344 million from the total amount disbursed in the prior fiscal year. This decline reflects a broad agenda of cost containment actions, more than offsetting modest increases for fixed costs, such as pensions, debt service on bonds sold during the current year and capital projects under construction.

         Disbursements from grants to local governments are projected to total $22.910 billion in the 1995-96 State Financial Plan, a decrease of $392 million from 1994-95 levels. Although spending in this category is reduced, direct payments to local governments, including school aid and revenue sharing are maintained largely at last year's levels. This category of the State Financial Plan includes $10.823 billion in aid for elementary, secondary, and higher education. Costs for social services, such as Medicaid, income maintenance and child support services account for $8.706 billion. Remaining disbursements primarily support community-based mental hygiene programs, community and public health programs, local transportation programs, and revenue sharing.

         Significant decreases from the prior year result largely from cost containment initiatives in Medicaid and other social welfare programs. Payments for Medicaid from the General Fund are projected to be $506 million lower than in 1994-95. $128 Million in operating aid to the New York City Transit Authority will be eliminated, matching the reduction in New York City support of the Authority.

         Spending for State operations is projected at $6.020 billion, a decrease of $288 million. Recommendations in the Executive Budget reduce the work force by approximately 3,200 positions (most of which reduce disbursements in this category).

         Spending for general State charges is projected at $2.080 billion in the 1995-96 State Financial Plan, and are virtually unchanged from the 1994-95 level. The budgeted amount for general State charges assumes the use of $110 million from a special reserve for pension supplementation, established in 1970 and funded through State and local employer contributions in the early 1970's, to offset the State's pension contribution. The Comptroller, as sole trustee of the Common Retirement Fund and administrative head of the Retirement System, is in the process of reviewing the legislation that directs the use of these reserves to determine whether or not to commence legal proceedings to prevent such proposed use in the enacted 1995-96 State budget as a violation of the State Constitution, and there is a substantial likelihood that he will do so. The Executive considers the proposed use of these reserves to be a credit for prior-year supplementation payments and, therefore, in compliance with the State Constitution.

         Debt service in the General Fund for 1995-96 reflects only the $9 million interest cost of the State's commercial paper program. No cost is included for a TRAN borrowing, since none is expected to be undertaken. General Fund debt service on short-term obligations of the State reflects the elimination of the State's spring borrowing. Transfers in support of debt service are projected to total $1.583 billion, and increase of $157 million. This increase is heightened by the use of one-time reimbursements from other funds in the 1994-95 fiscal year. Transfers in support of capital projects are projected to total $375 million, an increase of $169 million, which reflects significant investments in both new and ongoing capital programs. All other transfers are projected to total $78 million, an increase of $9 million from 1994-95 levels.

         The 1995-96 opening fund balance of $158 million includes $157 million which is reserved in the Tax Stabilization Reserve Fund, as well as $1 million which is reserved in the Contingency

Reserve Fund. The Contingency Reserve Fund was established in 1993-94 to set aside moneys to address adverse judgments or settlements resulting from litigation against the State. The closing fund balance in the General Fund of $213 million reflects a balance of $172 million in the Tax Stabilization Reserve Fund, following an additional payment of $15 million during the year, and a balance of $41 million in the Contingency Reserve Fund.

         The 1995-96 Financial Plan includes over $600 million in non-recurring resources. These actions include items discussed above, as well as retroactive Federal reimbursements and some non-recurring social welfare cost containment actions. The Budget Division believes that recommendations included in the Executive Budget will provide fully annualized savings in 1996-97 that more than offset the non-recurring resources used in 1995-96.

         SPECIAL REVENUE FUNDS

         Special Revenue Funds are used to account for the proceeds of specific revenue sources such as Federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. For 1995-96, the State Financial Plan projects disbursements of $26.002 billion from these funds, an increase of $1.641 billion over 1994-95 levels. Disbursements from Federal funds, primarily the Federal share of Medicaid and other social services programs, are projected to total $19.209 billion in the 1995-96 fiscal year. Remaining projected spending of $6.793 billion primarily reflects aid to SUNY supported by tuition and dormitory fees, education aid funded from lottery receipts, operating aid payments to the Metropolitan Transportation Authority funded from the proceeds of dedicated transportation taxes, and costs of a variety of self-supporting programs which deliver services financed by user fees.

         CAPITAL PROJECTS FUNDS

         Capital Projects Funds are used to account for the financial resources used for the acquisition, construction, or rehabilitation of major state capital facilities and for capital assistance grants to certain local government or public authorities. This fund type consists of the Capital Projects Fund, which is supported by tax dollars transferred from the General Fund, and 37 other capital funds established to distinguish specific capital construction purposes supported by other revenues.

         Disbursements from the Capital Projects Funds in 1995-96 are projected at $4.160 billion, an increase of $541 million over prior-year levels. Spending for capital projects will be financed through a combination of sources: Federal grants, public authority bond proceeds, general obligation bond proceeds, and current revenues. Total receipts in this fund type are projected at $4.170 billion, not including $364 million expected to be available from the proceeds of general obligation bonds.

         DEBT SERVICE FUNDS

         Debt Service Funds are used to account for the payment of principal of, and interest on, long-term debt of the State and to meet commitments under lease-purchase and other contractual-obligation financing arrangements. Disbursements are estimated at $2.506 billion in the 1995-96 fiscal year, an increase of $303 million from 1994-95. The transfer from the General Fund of $1.583 billion is expected to finance 63 percent of these payments. The remaining payments are expected to be financed by pledged revenues, including $1.794 billion in taxes, $228 million in dedicated fees, and $2.200 billion in patient revenues, including transfers of Federal reimbursements. After impoundment for debt service, as required, $3.481 billion is expected to be transferred to the General Fund and other funds in support of State operations. The largest transfer - $1.761 billion - is made to the Special Revenue Fund type, in support of operations of the mental hygiene agencies. Another $1.341 billion in excess sales taxes is expected to be transferred to the General Fund, following payment of projected debt service on bonds of LGAC.

         The increase in debt service costs recommended in the Executive Budget primarily reflects prior capital commitments financed by bonds issued by the State and State-supported debt issued by its public authorities, and the completion of the LGAC program. The increase has been moderated by the reductions to bond-financed capital spending as discussed above, and reflects debt issuances in 1994-95 and 1995-96 which are lower than they would have been, absent the Governor's review of capital spending.

         CASH FLOW

         For the second time in many years, the State will meet its cash flow needs without relying on a spring borrowing. However, this achievement is predicated on two actions: the issuance of all remaining LGAC bonds authorized in the 1990 statute; and the passage of proposed legislation permitting the State to use, for cash flow purposes only, balances in the Lottery Fund. Temporary transfers will be returned within five months so that all available Lottery moneys as well as advances of additional aid can be paid to school districts in September.

         The lingering impact of the 1994-95 receipts shortfall -- as well as the impact of the potential $5 billion 1995-96 imbalance on cash operations -- exerts substantial pressures on the State's cash balance position in the first three months of the fiscal year. These pressures are expected to abate later in the 1995-96 fiscal year, as cash outlays decline from previous levels consistent with cost-savings initiatives proposed in the Executive Budget.

PRIOR FISCAL YEARS

         New York State's financial operations have improved during recent fiscal years. During the period 1989-90 through 1991-92, the State incurred General Fund operating deficits that were closed with receipts from the issuance of tax and revenue anticipation notes ("TRANs"). First, the national recession, and then the lingering economic slowdown in the New York and regional economy, resulted in repeated shortfalls in receipts and three budget deficits. For its 1992-93 and 1993-94 fiscal years, the State recorded balanced budgets on a cash basis, with substantial fund balances in each year as described below.

         1994-95 FISCAL YEAR

         The State's budget for the 1994-95 fiscal year was enacted by the Legislature on June 7, 1994, more than two months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including all necessary appropriations for debt service.

         The 1994-95 budget contained a significant investment in efforts to spur economic growth. The budget included provisions to reduce the level of business taxation in New York, with cuts in the corporate tax surcharge, the alternative minimum tax imposed on business and the petroleum business tax, repeal of the State's hotel occupancy tax, and reductions in the real property gains tax to stimulate construction and facilitate the real estate industry's access to capital. Complementing the elimination of the hotel tax was a $10 million investment of State funds in the "I Love New York" program designed to spur tourism activity throughout the State.

         To help strengthen the State's economic recovery, the 1994-95 budget also included more than $200 million in additional funding for economic development programs. Special emphasis was placed on programs intended to enable New York State to: (i) invest in high technology industries; (ii) expand access to foreign markets; (iii) strengthen assistance to small businesses, particularly those owned by women and minorities; (iv) retain and attract new manufacturing jobs; (v) help companies and communities impacted by continued cutbacks in Federal defense spending and ongoing corporate downsizings; and (vi) bolster the tourism industry. In addition, the budget included increased levels of support for programs to rebuild and maintain State infrastructure, and provisions to create 21 new economic development zones.

         New York State ended its 1994-95 fiscal year with the General Fund in balance. The closing fund balance of $158 million reflects $157 million in the Tax Stabilization Reserve Fund and

$1 million in the Contingency Reserve Fund ("CRF"). The CRF was established in State Fiscal year 1993-94, funded partly with surplus moneys, to assist the State in financing the 1994-95 fiscal year costs of extraordinary litigation known or anticipated at that time; the opening fund balance in State fiscal year 1994-95 was $265 million. The $241 million change in the fund balance reflects the use of $264 million in the CRF as planned, as well as the required deposit of $23 million to the Tax Stabilization Reserve Fund. In addition, $278 million was on deposit in the tax refund reserve account, $250 million of which was deposited at the end of the State's 1994-95 fiscal year to continue the process of restructuring the State's cash flow as part of the LGAC program.

         Compared to the State Financial Plan for 1994-95 as formulated on June 16, 1994, reported receipts fell short of original projections by $1.163 billion, primarily in the categories of personal income and business taxes. Of this amount, the personal income tax accounts for $800 million, reflecting weak estimated tax collections and lower withholding due to reduced wage and salary growth, more severe reductions in brokerage industry bonuses than projected earlier, and deferral of capital gains realizations in anticipation of potential Federal tax changes. Business taxes fell short by $373 million, primarily reflecting lower payments from banks as substantial overpayments of 1993 liability depressed net collections in the 1994-95 fiscal year. These shortfalls were offset by better performance in the remaining taxes, particularly the user taxes and fees, which exceeded projections by $210 million. Of this amount, $227 million was attributable to certain restatements for accounting treatment purposes pertaining to the CRF and LGAC; these restatements had no impact on balance in the General Fund.

         Disbursements were also reduced from original projections by $848 million. After adjusting for the net impact of restatements relating to the CRF and LGAC which raised disbursements by $38 million, the variance is $886 million. Well over two-thirds of this variance is in the category of grants to local governments, primarily reflecting the conservative nature of the original estimates of projected costs for social services and other programs. Lower education costs are attributable to the availability of $110 million in additional lottery proceeds and the use of LGAC bond proceeds.

         The spending reductions also reflect $188 million in actions initiated in January 1995 by the Governor to reduce spending to avert a potential gap in the 1994-95 State Financial Plan. These actions included savings from a hiring freeze, halting the development of certain services, and the suspension of non-essential capital projects. These actions, together with $71 million in other measures comprised the Governor's $259 million gap-closing plan, submitted to the Legislature in connection with the 1995-96 Executive Budget.

         1993-94 FISCAL YEAR

         The State ended its 1993-94 fiscal year with a balance of $1.140 billion in the tax refund reserve account, $265 million in its Contingency Reserve Fund and $134 million in its Tax Stabilization Reserve Fund. These fund balances were primarily the result of an improving national economy, State employment growth, tax collections that exceeded earlier projections and disbursements that were below expectations. Deposits to the personal income tax refund reserve have the effect of reducing reported personal income tax receipts in the fiscal year when made and withdrawals from such reserve increase receipts in the fiscal year when made. The balance in the tax refund reserve account will be used to pay taxpayer refunds, rather than drawing from 1994-95 receipts.

         1992-93 FISCAL YEAR

         The State ended its 1992-93 fiscal year with a balance of $671 million in the tax refund reserve account and $67 million in the Tax Stabilization Reserve Fund. The State's 1992-93 fiscal year was characterized by performance that was better than projected for the national and regional economies. National gross domestic product, State personal income, and State employment and unemployment performed better than originally projected in April 1992. This favorable economic performance, particularly at year end, combined with a tax-induced acceleration of income into 1992, was the primary cause of the General Fund surplus. Personal income tax collections were more than $700 million higher than originally projected (before reflecting the tax refund reserve account transaction), primarily in the withholding and estimated payment components of the tax. There were, however, large and mainly offsetting variances in other categories of receipts.

CERTAIN LITIGATION

         Certain litigation pending against New York or its officers or employees could have a substantial or long-term adverse effect on New York finances. Among the more significant of these cases are those that involve: (i) the validity of agreements and treaties by which various Indian tribes transferred to New York title to certain land in New York; (ii) certain aspects of New York's Medicaid rates and regulations, including reimbursements to providers of mandatory and optional Medicaid services, and the eligibility for and nature of home care services; (iii) challenges to provisions of Section 2807-C of the Public Health Law, which impose a 13% surcharge on inpatient hospital bills paid by commercial insurers and employee welfare benefit plans and portions of Chapter 55 of the laws of 1992, which require hospitals to impose and remit to the State an 11% surcharge on hospital bills paid by commercial insurers and which require health maintenance organizations to remit to the State a surcharge of up to 9%; (iv) an action against the State of New York and New York City officials alleging that the present level of shelter allowance for public assistance recipients is inadequate under statutory standards to maintain proper housing; (v) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (vi) alleged responsibility of New York officials to assist in remedying racial segregation in the City of Yonkers;
(vii) a challenge to the constitutionality of financing programs of the Thruway Authority authorized by Chapters 166 and 410 of the Laws of 1991; and (viii) a claim that the State's Department of Environmental Conservation prevented the completion of a cogeneration facility by the projected date by failing to provide data in a timely manner and that the plaintiff thereby suffered damages. In addition, aspects of petroleum business taxes are the subject of administrative claims and litigation.

THE CITY OF NEW YORK

         The fiscal health of the State of New York is closely related to the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from New York. The City's independently audited operating results for each of its 1981 through 1993 fiscal years showed a General Fund surplus reported in accordance with GAAP. In addition, the City's financial statements for the 1993 fiscal year received an unqualified opinion from the City's independent auditors, the eleventh consecutive year the City received such an opinion.

         The 1996-1999 Financial Plan reflects a program of proposed actions by the City to close the gaps between projected revenues and expenditures of $888 million, $1.5 billion and $1.4 billion for the 1997, 1998 and 1999 fiscal years, respectively. These actions, a substantial number of which are not specified in detail, include additional agency spending reductions, reduction in entitlements, government procurement initiatives, revenue initiatives and the availability of the general reserve.

         The Office of the State Deputy Comptroller for the City of New York (the "OSDC") and the State Financial Control Board continue their respective budgetary oversight activities.

         In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York (the "MAC") to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; the Office of the State Deputy Comptroller for the City of New York to assist the Control Board in exercising its powers and responsibilities; and a "Control Period" from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal-monitoring arrangements. Although the Control Board terminated the Control Period in 1986 when certain statutory conditions were met, thus suspending certain Control Board powers, the Control Board, MAC and OSDC continue to exercise various fiscal-monitoring functions over the City, and upon the occurrence or "substantial likelihood and imminence" of the occurrence of certain events, including, but not limited to a City operating budget deficit of more than $100 million, the Control Board is required by law to reimpose a Control Period. Currently, the City and its Covered Organizations (I.E., those which receive or may receive monies from the City directly, indirectly or contingently) operate under a four-year financial plan which the City prepares annually and periodically updates.

         The staffs of the OSDC and the Control Board issue periodic reports on the City's financial plans, as modified, analyzing forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as compliance with the financial plan, as modified, by the City and its Covered Organizations. OSDC staff reports issued during the mid-1980's noted that the City's budgets benefitted from a rapid rise in the City's economy, which boosted the City's collection of property, business and income taxes. These resources were used to increase the City's work force and the scope of discretionary and mandated City services. Subsequent OSDC staff reports examined the 1987 stock market crash and the 1989-92 recession, which affected the New York City region more severely than the nation, and attributed an erosion of City revenues and increasing strain on City expenditures to that recession. According to a recent OSDC staff report, the City's economy is now slowly recovering, but the scope of that recovery is uncertain and unlikely, in the foreseeable future, to match the expansion of the mid-1980's. Also, staff reports of OSDC and the Control Board have indicated that the City's recent balanced budgets have been accomplished, in part, through the use of non-recurring resources, tax increases and additional State assistance; that the City has not yet brought its long-term expenditures in line with recurring revenues; and that the City is therefore likely to continue to face future projected budget gaps requiring the City to increase revenues and/or reduce expenditures. According to the most recent staff reports of OSDC and the Control Board, during the four-year period covered by the current financial plan, the City is relying on obtaining substantial resources from initiatives needing approval and cooperation of its municipal labor unions, Covered Organizations, and City Council, as well as the State and Federal governments, among others.

         The City requires significant amounts of financing for seasonal and capital purposes. The City issued $1.75 billion of notes for seasonal financing purposes during its fiscal year ending June 30, 1994. The City's capital financing program projects long-term financing requirements of approximately $17 billion for the City's fiscal years 1995 through 1998. The major capital requirements include expenditures for the City's water supply and sewage disposal systems, roads, bridges, mass transit, schools, hospitals and housing.

OTHER LOCALITIES

         In addition to the City, certain localities, including the City of Yonkers, could have financial problems leading to requests for additional State assistance during the State's 1995-96 fiscal year and thereafter.. Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1993, the total indebtedness of all localities in the State other than New York City was approximately $17.7 billion.

         From time to time, Federal expenditure reductions could reduce, or in some cases, eliminate, Federal funding of some local programs, and, accordingly, might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the public authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

AUTHORITIES

         The fiscal stability of the State is related, in part, to the fiscal stability of its public authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself and may issue bonds and notes within the amounts, and as otherwise restricted by, their legislative authorization. As of September 30, 1994, there were 18 public authorities that had aggregate outstanding debt of $70.3 billion. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

         The Metropolitan Transit Authority (the "MTA"), which receives the bulk of the appropriated moneys from the State, oversees the operation of the City's bus and subway system by its affiliates, the New York City Transit Authority and Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). The MTA has depended and will continue to depend upon Federal, state and local government support to operate the transit system because fare revenues are insufficient.

         Over the past several years, the State has enacted several taxes (including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county region served by the MTA and a special one-quarter of one percent regional sales and use tax) that provide additional revenues for mass transit purposes, including assistance to the MTA. In addition, a one-quarter of one percent regional mortgages recording tax paid on certain mortgages creates an additional source of recurring revenues for the MTA. Further, in 1993, the State dedicated a portion of the State petroleum business tax to assist the MTA. For the 1995-96 State fiscal year, total State assistance to the MTA is estimated at approximately $1.1 billion.

         In 1993, State legislation authorized the funding of a five-year $9.56 billion MTA capital plan for the five-year period, 1992 through 1996 (the "1992-96 Capital Program"). The MTA has received approval of the 1992-96 Capital Program based on this legislation from the 1992-96 Capital Program Review Board, as State law requires. This is the third five-year plan since the Legislature authorized procedures for the adoption, approval and amendment of a five-year plan in 1981 for a capital program designed to upgrade the performance of the MTA's transportation systems and to supplement, replace and rehabilitate facilities and equipment. The MTA, the Triborough Bridge and Tunnel Authority, and the TA are collectively authorized to issue an aggregate of $3.1 billion of bonds (net of certain statutory exclusions) to finance a portion of the 1992-96 Capital Program. The 1992-96 Capital Program is expected to be financed in significant part through dedication of State petroleum business taxes referred to above.

         There can be no assurance that all the necessary governmental actions for the Capital Program will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 1992-96 Capital Program, or parts thereof, will not be delayed or reduced. Furthermore, the power of the MTA to issue certain bonds expected to be supported by the appropriation of State petroleum business taxes is currently the subject of a court challenge. If the Capital Program is delayed or reduced, ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional State assistance.

JPM490A

APPENDIX C
INVESTING IN JAPAN AND ASIAN GROWTH MARKETS

JAPAN AND ITS SECURITIES MARKETS

         The Japan Equity Portfolio will be subject to general economic and political conditions in Japan. These include future political and economic developments, the possible imposition of, or changes in, exchange controls or other Japanese governmental laws or restrictions applicable to such investments, diplomatic developments, political or social unrest and natural disasters.

         The information set forth in this section has been extracted from various governmental publications and private news services.
 The Japan Equity Portfolio makes no representation as to the accuracy of the information, nor has the Portfolio attempted to verify it. Furthermore, no representation is made that any correlation exists between Japan or its economy in general and the performance of the Japan Equity Portfolio.

DOMESTIC POLITICS

         Japan has a parliamentary form of government. The legislative power is vested in the Japanese Diet, which consists of a House of Representatives and a House of Councillors. Members of the House of Representatives are elected for terms of four years unless the House of Representatives is dissolved prior to the expiration of their full elected terms. Members of the House of Councillors are elected for terms of six years with one-half of the membership being elected every three years. Various political parties are represented in the Diet, including the conservative Liberal Democratic Party ("LDP"), which until August 1993 had been in power nationally since its formation in 1955. The LDP ceased to have a majority of the House of Representatives in June 1993, when certain members of the House of Representatives left the LDP and formed two new political parties. After an election for the House of Representatives was held on July 18, 1993 and the LDP failed to secure a majority, seven parties formed a coalition to control the House of Representatives and chose Morihiro Hosokawa, the Representative of the Japan New Party, to head their coalition. In April 1994, amid accusations of financial improprieties, Prime Minister Hosokawa announced that he would resign. Tusutomu Hata succeeded Mr. Hosokawa as prime minister and formed a new cabinet as a minority coalition government. In June 1994 Mr. Hata yielded to political pressure from opposition parties and resigned. He was succeeded by Social Democratic Party leader Tomi-ichi Murayama, Japan's first Socialist prime minister since 1948, who was chosen by a new and unstable alliance between left-wing and conservative parties, including the LDP. This political instability may hamper Japan's ability to establish and maintain effective economic and fiscal policies, and recent and future political developments may lead to changes in policy that might adversely affect the Japan Equity Portfolio.

ECONOMIC BACKGROUND

         Over the past 30 years, Japan has experienced significant economic development. During the era of high economic growth in the 1960s and early 1970s, the expansion was based on the development of heavy industries such as steel and shipbuilding. In the 1970s, Japan moved into assembly industries which employ high levels of technology and consume relatively low quantities of resources, and since then has become a major producer of electrical and electronic products and automobiles. Moreover, since the mid-1980s, Japan has become a major creditor nation. With the exception of the periods associated with the oil crises of the 1970s, Japan has generally experienced very low levels of inflation.

         Japan is largely dependent upon foreign economies for raw materials. For instance, almost all of its oil is imported, the majority from the Middle East. Oil prices therefore have a major impact on the domestic economy, as is evidenced by the current account deficits triggered by the two oil crises of the 1970s. Oil prices have declined mainly due to a worldwide easing of demand for crude oil. The stabilized price of oil contributed to Japan's sizeable current account surplus and stability of wholesale and consumer prices during the period 1981 through 1992. While Japan is working to reduce its dependence on foreign materials, its lack of natural resources poses a significant obstacle to this effort.

         International trade is important to Japan's economy, as exports provide the means to pay for many of the raw materials it must import. Japan's trade surplus has increased dramatically in recent years, exceeding $100 billion since 1991. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools and semiconductors, and the large trade surpluses resulting therefrom, Japan has entered a tense phase in its relations with its trading partners, particularly with respect to the United States, with whom the trade imbalance is the greatest. The United States and Japan have engaged in "economic framework" negotiations to help increase the United States' share in Japanese markets and reduce Japan's current account surplus, but progress in the negotiations has been hampered by the recent political upheaval in Japan. Any trade sanctions imposed upon Japan by the United States as a result of the current friction or otherwise could adversely affect Japan and the performance of the Japan Equity Portfolio.

         The following table sets forth the composition of Japan's trade balance, as well as other components of its current account, for the years 1980 to 1993.


                                                             CURRENT ACCOUNT

                                                Trade
         -----------------------------------------------------------------------------------
                                 Change from                Change from
                                  PRECEDING                  PRECEDING          TRADE                                        Current
             YEAR       EXPORTS     YEAR          IMPORTS      YEAR            BALANCE       SERVICE        TRANSFERS        BALANCE
                                                    (U.S. DOLLARS IN
                                                        MILLIONS)

             1980     $ 126,736    25.2%         $ 124,611     25.4%         $   2,125      $ (11,343)     $  (1,528)     $ (10,746)

             1981       149,522    18.0            129,555      4.0             19,967         (1,624)         4,770
                                                                                                                            (13,573)
             1982       137,663    (7.9)           119,584     (7.7)            18,079         (9,848)         6,850
                                                                                                                             (1,381)
             1983       145,468     5.7            114,014     (4.7)            31,454         (9,106)        (1,549)        20,799

             1984       168,290    15.7            124,003      8.8             44,257         (7,747)        (1,507)        35,003

             1985       174,015     3.4           118,029      (4.8)            55,986         (5,165)        (1,652)        49,169

             1986       205,591    18.1            112,764     (4.5)            (4,932)        (2,050)        85,845         92,827

             1987       224,605     9.2            128,219     13.7             96,386         (5,702)        87,015         (3,669)

             1988       259,765    15.7            164,753     28.5             95,012        (11,263)        (4,118)        79,631

             1989       269,570     3.8            192,653     16.9             76,917        (15,526)        (4,234)        57,157

             1990       280,374     4.0            216,846     12.6             65,528        (22,292)        (5,475)        35,761

             1991       306,557     9.3            203,513     (6.1)           103,044        (17,660)       (12,483)        72,901

             1992       330,850     7.9            198,502     (2.5)           132,348        (10,112)        (4,685)       117,551

             1993       351,292     6.2            209,778      5.7            141,514         (6,117)       131,448         (3,949)



Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.

         The following table sets forth the composition of Japan's imports on a customs clearance basis, both in terms of import item and in terms of regional source, for the years 1980 to 1993.

                                             IMPORTS ON A CUSTOMS CLEARANCE BASIS

                               Crude
                              Materials                       Machinery and               From           From
YEAR             TOTAL        AND FUELS         FOODSTUFF       EQUIPMENT                 U.S.           EUROPE       FROM ASIA
----             -----        ---------         ---------       ---------                 ----           ------       ---------

                                              (U.S. DOLLARS IN MILLIONS)

1980           $140,528       $93,752           $14,666           $ 9,843                $24,408         $7,842         $31,751

1981            143,290        92,597            15,913            10,240                 25,927          8,552          31,930

1982            131,931        84,529            14,575             9,112                 24,179          7,560          29,985

1983            126,393        77,136            14,896            10,409                 24,647          8,120          27,988

1984            136,503        79,862            16,027            12,066                 26,862          9,334          31,883

1985            129,539        73,834            15,547            12,372                 25,793          8,893          30,264

1986            126,408        54,423            19,186            14,699                 29,054         13,989          29,849

1987            149,515        61,122            22,395            19,123                 31,490         17,670          38,627

1988            187,354        66,330            29,120            26,661                 42,037         24,071          47,802

1989            210,847        73,649            31,012            32,376                 48,246         28,146          61,476

1990            234,799        85,102            31,572            40,863                 52,369         35,028          66,646

1991            236,737        81,807            34,473            42,851                 53,317         31,792          73,016

1992            233,021        78,734            37,289            42,853                 52,230         31,280          74,448

1993            240,670        76,072            39,365            46,612                 55,197         30,142          81,060


Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.

         ECONOMIC TRENDS. The following table sets forth Japan's gross domestic product for the years 1987 to 1993.

                                           GROSS DOMESTIC PRODUCT (GDP)


                              1993          1992           1991           1990           1989           1988            1987
                              ----          ----           ----           ----           ----           ----            ----

                                                                     (YEN IN BILLIONS)

Consumption
Expenditures

  Private                 (Y)270,505.4  (Y)264,779.9   (Y)255,084.2   (Y)243,628.1   (Y)228,483.2   (Y)215,122.0     (Y)204,585.3
  Government                  44,970.3      43,254.0       41,232.0       38,806.6       36,274.8       34,184.3         32,974.5
Capital Formation
(incl.inventories)

  Private                    102,047.7     109,579.2      116,638.0      110,871.9      100,130.8       89,043.7         76,176.5

  Government                  40,328.3      35,013.4       30,062.3       28,182.6       25,724.5       24,660.89        23,673.8
  Exports of Goods
  and Services                44,234.5      47,409.4       46,809.7       45,919.9       42,351.8       37,483.2         36,209.6
  Imports of Goods
  and Services                33,317.2      36,183.8       38,529.3       42,871.8       36,768.1       29,065.1         25,194.9
  GDP
  (Expenditures)             468,769.0     463,850.0      451,296.9       24,537.2      396,197.0      371,429.0        348,425.0
Change in GDP from Preceding Year
  Nominal
terms                              1.1%          2.8%           6.3%           7.2%           6.7%           6.6%             4.1%
  Real Terms                       0.1%          1.1%           4.3%           4.8%           4.7%           6.2%             4.1%




Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.

         The following tables set forth certain economic indicators in Japan for the years indicated.

                                           ORDERS RECEIVED FOR MACHINERY
                                                  (280 COMPANIES)


                                      1993            1992            1991            1990            1989             1988
                                      ----            ----            ----            ----            ----             ----
                                                                        (YEN IN BILLIONS)

Manufacturing.................       (Y)4,657.7      (Y)5,526.1      (Y)6,785.9      (Y)7,289.3      (Y)6,663.1       (Y)5,621.3

Nonmanufacturing..............          8,858.8         9,233.9        10,160.4         9,139.4         8,425.9          7,066.5
                                       --------         -------        --------         -------         -------          -------

Total Demand by Private
  Sector......................      (Y)13,516.5     (Y)14,759.9     (Y)16,946.3     (Y)16,429.3     (Y)15,088.9      (Y)12,687.8

Government Demand.............         11,226.7        11,010.7        11,291.3        11,601.2        10,316.4          9,131.4
                                       --------        --------        --------        --------        --------         --------

Total.........................      (Y)24,743.2     (Y)25,770.6     (Y)28,237.6     (Y)28,030.5     (Y)25,405.3      (Y)21,819.2
                                    -----------     -----------     -----------     -----------     -----------      -----------





Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.


                                         NEW DWELLING CONSTRUCTION STARTED


       YEAR                   NUMBER                     FLOOR AREA
                      (UNITS IN THOUSANDS)      (SQUARE METERS IN THOUSANDS)

       1980                   1,269                       119,102
       1981                   1,152                       107,853
       1982                   1,146                       107,638

       1983                   1,137                        99,442
       1984                   1,187                       100,226
       1985                   1,236                       103,129
       1986                   1,365                       111,003

       1987                   1,674                       132,527
       1988                   1,685                       134,530
       1989                   1,663                       135,029
       1990                   1,707                       137,490

       1991                   1,370                       117,219
       1992                   1,403                       120,318
       1993                   1,486                       131,683



Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.

                                                   UNEMPLOYMENT
                                                                                                Labor Productivity Index
            YEAR                     NUMBER UNEMPLOYED             PERCENT UNEMPLOYED               (MANUFACTURING)
                                       (IN MILLIONS)                                                (BASE YEAR 1990)

            1983                               1.56                          2.6%                            66.7
            1984                               1.61                          2.7                             72.4
            1985                               1.56                          2.6                             75.6
            1986                               1.67                          2.8                             77.0
            1987                               1.73                          2.8                             81.4
            1988                               1.55                          2.5                             90.8
            1989                               1.42                          2.3                             96.2
            1990                               1.34                          2.1                            100.0
            1991                               1.36                          2.1                            102.5
            1992                               1.42                          2.2                             97.0
            1993                               1.66                          2.5                             95.4



Source: Financial Statistics of Japan 1993 (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.


                                               WHOLESALE PRICE INDEX


                                   Change
                        All         from             Manu-      Farm and
                      Commodi-     Preced-          factured     Marine     Mineral                 Domestic
              YEAR      TIES       ING YEAR         PRODUCTS    PRODUCTS    PRODUCTS    UTILITIES   PRODUCTS    EXPORTS     IMPORTS
              ----     ------      --------         --------    --------    --------    ---------   --------    -------     -------

                                                               (BASE YEAR: 1990)

              1980      110.9         17.7%          108.2       116.0       170.4       109.7       104.8       121.5       159.8


              1981      112.5          1.4           109.0       114.1       185.5       121.1       106.2       122.9       162.4

              1982      114.5          1.8           110.2       114.4       204.1       122.7       106.7       127.7       175.2

              1983      111.9         (2.3)          108.6       113.6       180.9       106.0       120.0       161.3
                                                                                                                             122.9
              1984      111.6         (2.7)          108.5       114.1       172.7       124.0       106.1       120.8       156.0

              1985      110.4         (1.1)          107.4       109.4       173.6       124.4       105.3       119.1       152.2

              1986      100.3         99.7            99.5        97.9       118.5       100.3       101.1        97.7        (9.1)

              1987       96.5         (3.8)           96.4        94.9       110.8        97.2        96.0        89.7        88.2

              1988       95.6         (0.9)           95.8        95.4        79.2       104.4        96.7        93.8        85.6

              1989       98.0          2.5            98.2        98.3        87.1       100.8        98.5        97.9        92.0

              1990      100.0          2.0           100.0       100.0       100.0       100.0       100.0       100.0       100.0

              1991       99.4         (0.6)           99.8        97.5        93.6       100.1        94.6        91.8       101.0

              1992       97.8         (1.6)           98.3        96.2        88.2       100.1       100.1        91.2        86.3

              1993       (2.9)        95.5            95.1        76.8       100.2        98.6        83.9        77.3        95.0



Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.


                                                 CONSUMER PRICE INDEX

                                                                          General
                                                 Change from             Including
        YEAR                 GENERAL           PRECEDING YEAR           FRESH FOOD

                                   (Base Year: 1990)

        1980                    81.7                     7.7%                 81.8

        1981                    85.6                     4.9                  85.7

        1982                    88.0                     2.8                  88.3

        1983                    89.6                     1.9                  89.9

        1984                    91.7                     2.3                  91.9

        1985                    93.5                     2.0                  93.7

        1986                    94.1                     0.6                  94.5

        1987                    94.2                     0.1                  94.8

        1988                    94.9                     0.7                  95.1

        1989                    97.0                     2.3                  97.4

        1990                   100.0                     3.1                 100.0

        1991                   103.3                     3.3                 102.9

        1992                   105.0                     1.6                 105.2

        1993                   106.4                     1.3                 106.6




Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.

         CURRENCY FLUCTUATION. The Japan Equity Portfolio's investments in Japanese securities will be denominated in yen and most income received by the Portfolio from such investments will be in yen. However, the Portfolio's net asset value will be reported, and distributions will be made, in U.S. dollars. Therefore, a decline in the value of the yen relative to the U.S. dollar could have an adverse effect on the value of the Portfolio's Japanese investments.

         The following table sets forth the average exchange rates of Japanese yen for U.S. dollars for the years 1980 to 1993:


                                               CURRENCY EXCHANGE RATES



                                            YEAR                   YEN PER U.S. DOLLAR

                                            1980                           (Y)226.63

                                            1981                              220.63

                                            1982                              249.06

                                            1983                              237.55

                                            1984                              237.45

                                            1985                              238.47

                                            1986                              168.35

                                            1987                              144.60

                                            1988                              128.17

                                            1989                              138.07

                                            1990                              145.00

                                            1991                              134.59

                                            1992                              126.79

                                            1993                              111.08





Source:  Board of Governors of the Federal Reserve System, Federal Reserve
         Bulletin

         On March 25, 1995, the noon buying rate in London for cable transfers payable in Japanese yen was 89.00 yen per U.S. dollar. The recent relative strength of the yen to the U.S. dollar may adversely affect the economy of Japan, and, in particular, the export sector thereof.

         GEOLOGICAL FACTORS. The islands of Japan lie in the western Pacific Ocean, off the eastern coast of the continent of Asia. Japan has in the past experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist.

SECURITIES MARKETS

         There are eight stock exchanges in Japan. Of these, the Tokyo Stock Exchange is by far the largest, followed by the Osaka Stock Exchange and the Nagoya Stock Exchange. These exchanges divide the market for domestic stocks into two sections, with newly listed companies and smaller companies assigned to the Second Section and largest companies assigned to the First Section.

         The following table sets forth the number of Japanese companies listed on each of the eight Japanese stock exchanges as of the end of 1993.

                              NUMBER OF DOMESTIC COMPANIES LISTED ON ALL STOCK EXCHANGES


         TOKYO                  OSAKA                NAGOYA

1st          2nd        1st        2nd        1st        2nd
SEC.         SEC.       SEC.       SEC.       SEC.       SEC.         KYOTO       HIROSHIMA       FUKUOKA       NIGATA       SAPPORO
---          ---        ---        ---        ---        ---          -----       ---------       -------       ------       -------

1,234        433        857        321        432        127           237           198            252          197           191



Source:  Tokyo Stock Exchange, Fact Book 1994


         The following table sets forth the trading volume and value of Japanese stocks on each of the eight Japanese stock exchanges for the years 1989 to 1993.


                                 STOCK TRADING VOLUME & VALUE ON ALL STOCK EXCHANGES
                                       (shares in millions; yen in billions)



                       ALL EXCHANGES                       TOKYO                         OSAKA
                                                                                                                    NAGOYA

YEAR                VOLUME         VALUE         VOLUME          VALUE          VOLUME         VALUE             VOLUME        VALUE
----               --------      ---------     ----------      ---------      ----------       -------        ---------      -------

1989 ........       256,296     (Y)386,395        222,599     (Y)332,617          25,096      (Y)41,679           7,263    (Y)10,395

1990 ........       145,837        231,837        123,099        186,667          17,187         35,813           4,323        7,301

1991 ........       107,844        134,160         93,606        110,897          10,998         18,723           2,479        3,586

1992 ........        82,563         80,456         66,408         60,110          12,069         15,575           3,300        3,876

1993 ........       101,172        106,123         86,934         86,889          10,439         14,635           2,779        3,459






                                KYOTO                HIROSHIMA               FUKUOKA              NIIGATA               SAPPORO

                           VOLUME      VALUE     VOLUME      VALUE     VOLUME      VALUE     VOLUME      VALUE     VOLUME      VALUE

1989 .................        331     (Y)443        190     (Y)235        268     (Y)330        398     (Y)475        151     (Y)221

1990 .................        416        770        169        261        203        245        334        195        286        405

1991 .................        220        300        125        149        122        174        181        208        113        123

1992 .................        225        110        136        139        129        163        178        149        129        322

1993 .................        222        340        185        178        229        225        206        226        173        170



Source:  Tokyo Stock Exchange, Fact Book 1994

         The following table sets forth the stock trading volume of Japanese stocks on the Tokyo Stock Exchange for the years 1971 to 1993.


                                                 TOKYO STOCK EXCHANGE
                                                 STOCK TRADING VOLUME



                             No. of
                            Trading                               Daily                                                    Turnover
YEAR                         DAYS             TOTAL              AVERAGE             HIGH                 LOW               RATIO
----                        ------            -----              -------             ----                 ---               -----

                                                       (shares in millions)


1971.............              299            60,819                203                559                 60               51.4%

1972.............              297           100,358                338              1,077                 92               79.0

1973.............              287            59,248                206              1,066                 48               43.0

1974.............              285            51,001                179                572                 48               34.4

1975.............              284            51,906                183                401                 62               32.6

1976.............              286            69,941                245                646                 91               40.9

1977.............              286            71,195                249                921                102               39.4

1978.............              285            98,555                345                865                149               52.1

1979.............              286            98,246                344                914                138               50.2

1980.............              285           102,245                359                940                141               50.2

1981.............              285           107,549                377              1,390                114               50.0

1982.............              285            78,474                275                823                108               34.6

1983.............              286           104,309                365                997                122               44.3

1984.............              287           103,737                361                965                124               42.5

1985.............              285           121,863                428              1,367                163               48.0

1986.............              279           197,699                709              2,336                141               75.1

1987.............              274           263,611                962              2,839                211               96.1

1988.............              273           282,637              1,035              2,868                187               98.1

1989.............              249           222,599                894              2,212                276               73.1

1990.............              246           123,099                500              1,101                196               38.4

1991.............              246            93,606                381              1,462                138               28.4

1992.............              247            66,408                269                841                116               19.9

1993.............              246            86,935                353              1,553                 82               25.9



Source:  Tokyo Stock Exchange, Fact Book 1994

         The following table sets forth the stock trading value of Japanese stocks on the Tokyo Stock Exchange for the years 1971 to 1993.

                                                 TOKYO STOCK EXCHANGE
                                                 STOCK TRADING VALUE


                                                                                                                        Turnover
YEAR                                            TOTAL              DAILY AVERAGE          HIGH             LOW            RATIO


                                                                 (yen in millions)

1971...................................       (Y)13,980,301           (Y)46,757       (Y)131,339       (Y)10,734          71.8%

1972...................................          21,435,235              72,173          202,347          18,951           60.6

1973...................................          14,904,472              51,932          253,353          11,834           34.4

1974...................................          12,390,319              43,475          137,534          11,455           33.2

1975...................................          15,566,058              54,810          154,217          14,261           39.3

1976...................................          23,662,168              82,735          216,984          28,945           49.2

1977...................................          21,500,060              75,175          193,945          30,497           41.1

1978...................................          32,534,301             144,155          265,158          45,010           55.2

1979...................................          34,911,285             122,067          305,407          44,292           51.5

1980...................................          36,489,558             128,034          247,596          53,714           49.9

1981...................................          49,364,571             173,209          472,362          50,288           53.4

1982...................................          36,571,457             128,320          579,505          48,401           38.5

1983...................................          54,844,791             191,765          496,110          67,825           48.8

1984...................................          67,974,003             236,843          575,562          83,682           47.1

1985...................................          78,711,048             276,179          727,316         110,512           44.7

1986...................................         159,836,218             572,890        1,682,060         115,244           67.2

1987...................................         250,736,971             915,098        2,382,114         221,230           80.6

1988...................................         285,521,260           1,045,865        2,768,810         192,704           70.2

1989...................................         332,616,597           1,335,810        2,796,946         392,347           61.1

1990...................................         186,666,820             758,808        1,464,920         218,205           57.7

1991...................................         110,897,491             450,803        1,531,064         151,565           19.3

1992...................................          60,110,391             243,362          686,737          97,616           18.0

1993...................................          86,889,072             353,208        1,422,760          61,747           18.3



Source:  Tokyo Stock Exchange, Fact Book 1994

         SECURITIES INDEX. The TOPIX is a composite index of all common stocks listed on the First Section of the Tokyo Stock Exchange. The TOPIX reflects the change in the aggregate market value of the common stocks as compared to the aggregate market value of those stocks as of the close of January 4, 1968.

         The following table sets forth the high, low and year-end TOPIX for each year from 1971 to 1993.



                             TOPIX (TOKYO STOCK PRICE INDEX)



                                (Jan. 4, 1968 = 100)

      YEAR                 YEAR-END                  HIGH                 LOW

      1971                 199.45                   209.00               148.05
      1972                 401.70                   401.70               199.93
      1973                 306.44                   422.48               284.69
      1974                 278.34                   342.47               251.96
      1975                 323.43                   333.11               268.24

      1976                 383.88                   383.88               326.28
      1977                 364.08                   390.93               350.49
      1978                 449.55                   452.60               364.04
      1979                 459.61                   465.24               435.13
      1980                 494.10                   497.96               449.01

      1981                 570.31                   603.92               495.79
      1982                 593.72                   593.72               511.52
      1983                 731.82                   731.82               574.51
      1984                 913.37                   913.37               735.45
      1985               1,049.40                 1,058.35               916.93

      1986               1,556.37                 1,583.35             1,025.85
      1987               1,725.83                 2,258.56             1,557.46
      1988               2,357.03                 2,357.03             1,690.44
      1989               2,881.37                 2,884.80             2,364.33
      1990               1,733.83                 2,867.70             1,523.43

      1991               1,714.68                 2,028.85             1,638.06
      1992               1,307.66                 1,763.43             1,102.50
      1993               1,439.31                 1,698.67             1,250.06



Source:  Tokyo Stock Exchange, Fact Book 1994

         As this index reflects, share prices of companies traded on Japanese stock exchanges reached historical peaks (which were later referred to as the "bubble") in 1989 and 1990. Afterwards stock prices decreased significantly, reaching their lowest levels in the second half of 1992. There can be no assurance that additional market corrections will not occur.

ASIAN GROWTH MARKETS

         The Asia Growth Portfolio will be subject to certain risks and special considerations, including those set forth below, which are not typically associated with investing in securities of U.S. companies. In particular, securities markets in Asian growth markets have been subject to substantial price volatility, often without warning. This potential for sudden market declines should be weighed and balanced against the potential for rapid growth in Asian growth markets. Further, certain securities that the Portfolio may purchase, and investment techniques in which the Portfolio may engage, involve risks, including those set forth below.

INVESTMENT AND REPATRIATION RESTRICTIONS

         Foreign investment in the securities markets of several Asian growth markets is restricted or controlled to varying degrees. These restrictions may limit investment in certain of the Asian growth markets and may increase expenses of the Portfolio. For example, certain countries may require governmental approval prior to investments by foreign persons in a particular company or industry sector or limit investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. In addition, the repatriation of both investment income and capital from several of the Asian growth markets is subject to restrictions such as the need for certain government consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Portfolio. For example, Taiwan imposes a waiting period on the repatriation of investment capital for certain foreign investors. Although these restrictions may in the future make it undesirable to invest in the countries to which they apply, the Advisor does not believe that any current repatriation restrictions would preclude the Portfolio from effectively managing its assets.

         If, because of restrictions on repatriation or conversion, the Portfolio were unable to distribute substantially all of its net investment income and long-term capital gains within applicable time periods, the Portfolio could be subject to U.S. Federal income and excise taxes which would not otherwise be incurred and may cease to qualify for the favorable tax treatment afforded to regulated investment companies under the Code, in which case it would become subject to U.S. federal income tax on all of its income and gains.

         Generally, there are restrictions on foreign investment in certain Asian growth markets, although these restrictions vary in form and content. In India, Indonesia, Korea, Malaysia, the Philippines, Singapore and Thailand, the Portfolio may be limited by government regulation or a company's charter to a maximum percentage of equity ownership in any one company. The Advisor intends to apply for approval from Indian governmental authorities to invest in India on behalf of the Portfolio as a foreign institutional investor (an "FII"). The Advisor expects to receive the necessary approvals from these authorities within three months from the date of this Prospectus. Under the guidelines that apply currently for FIIs, no FII (or members of an affiliated group investing through one or more FIIs) may hold more than 5% of the total issued capital of any Indian company. In addition, all non-resident portfolio investments, including those of all FIIs and their clients, may not exceed 24% of the issued share capital of any Indian company; however, the 24% limit does not apply to investments by FIIs through authorized offshore funds and offshore equity issues. Further, at least 70% of the total investments made by an FII pursuant to its FII authorization must be in equity and equity related instruments such as convertible debentures and tradeable warrants. Under a recently adopted policy, FIIs may purchase new issues of equity securities directly from an Indian company, subject to certain conditions. The procedures for such direct subscription by FIIs of such equity securities are unclear and it is likely that a further limit, in addition to the 24% limit referred to above, may be imposed. The guidelines that apply for FIIs are relatively recent and thus experience as to their application has been limited. At present, FII authorizations are granted for five years and may be renewed with the approval of India governmental authorities. Korea generally prohibits foreign investment in Won-denominated debt securities and Sri Lanka prohibits foreign investment in government debt securities. In the Philippines, the Portfolio may generally invest in "B" shares of Philippine issuers engaged in partly nationalized business activities, which shares are made available to foreigners, and the market prices, liquidity and rights of which may vary from shares owned by nationals. Similarly, in the People's Republic of China (the "PRC"), the Portfolio may only invest in "B" shares of securities traded on The Shanghai Securities Exchange and The Shenzhen Stock Exchange, currently the two officially recognized securities exchanges in the PRC. "B" shares traded on The Shanghai Securities Exchange are settled in U.S. dollars and those traded on The Shenzhen Stock Exchange are generally settled in Hong Kong dollars.

         In Hong Kong, Korea, the Philippines, Taiwan and Thailand, there are restrictions on the percentage of permitted foreign investment in shares of certain companies, mainly those in highly regulated industries, although in Taiwan there are limitations on foreign ownership of shares of any listed company. In addition, Korea also prohibits foreign investment in specified telecommunications companies and the Philippines prohibits foreign investment in mass media companies and companies providing certain professional services.

         From time to time, pooled investment funds may be the most effective available means by which the Portfolio may invest in equity securities of certain Asian growth markets. For example, prior to January 3, 1992, foreign investment in Korea was generally limited to a few investment funds that had been granted a license from the government of Korea, although since that date direct foreign investment in individual stocks in Korea has been officially permitted within specific limits. Investment in such investment funds may involve the payment of management expenses and, in connection with some purchases, sales loads, and payment of substantial premiums above the value of such companies' portfolio securities. The Portfolio does not intend to invest in such investment funds unless, in the judgment of the Advisor, the potential benefits of such investment outweigh the payment of any applicable premium, sales load and expenses.

MARKET CHARACTERISTICS

         DIFFERENCES BETWEEN THE U.S. AND ASIAN SECURITIES MARKETS. The securities markets of Asian growth markets have substantially less volume than the New York Stock Exchange, and equity and debt securities of most companies in Asian growth markets are less liquid and more volatile than equity and debt securities of U.S. companies of comparable size. Some of the stock exchanges in Asian growth markets, such as those in the PRC, are in the earliest stages of their development. Many companies traded on securities markets in Asian growth markets are smaller, newer and less seasoned than companies whose securities are traded on securities markets in the United States. Investments in smaller companies involve greater risk than is customarily associated with investing in larger companies. Smaller companies may have limited product lines, markets or financial or managerial resources and may be more susceptible to losses and risks of bankruptcy. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. To the extent that any Asian growth market experiences rapid increases in its money supply and investment in equity securities for speculative purposes, the equity securities traded in any such country may trade at price-earnings multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable. Securities markets in Asian growth markets may also be subject to substantial governmental control, which may cause sudden or prolonged disruptions in market prices unrelated to supply and demand considerations. This may also be true of currency markets.

         Brokerage commissions and other transaction costs on securities exchanges in Asian growth markets are generally higher than in the United States. In addition, security settlements may in some instance be subject to delays and related administrative uncertainties, including risk of loss associated with the credit of local brokers.

         GOVERNMENT SUPERVISION OF ASIAN SECURITIES MARKETS; LEGAL SYSTEMS. There is less government supervision and regulation of foreign securities exchanges, listed companies and brokers in Asian growth markets than exists in the United States. Less information, therefore, may be available to the Fund than in respect of investments in the United States. Further, in certain Asian growth markets, less information may be available to the Fund than to local market participants. Brokers in Asian growth markets may not be as well capitalized as those in the United States, so that they are more susceptible to financial failure in times of market, political, or economic stress. In addition, existing laws and regulations are often inconsistently applied. As legal systems in some of the Asian growth markets develop, foreign investors may be adversely affected by new laws and regulations, changes to existing laws and regulations and preemption of local laws and regulations by national laws. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law. Currently a mixture of legal and structural restrictions affect the securities markets of certain Asian growth markets. India in particular is experiencing difficulty in processing and settling securities transactions to such a degree that investments are currently impeded.

         Korea, in an attempt to avoid market manipulation, requires institutional investors to deposit in their broker's account a percentage of the amount to be invested (currently 20%) prior to execution of a purchase order. That deposit requirement will expose the Fund to the broker's credit risk. These examples demonstrate that legal and structural developments can be expected to affect the Portfolio, potentially affecting liquidity of positions held by the Portfolio, in unexpected and significant ways from time to time.

         FINANCIAL INFORMATION AND STANDARDS. Issuers in Asian growth markets generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an Asian growth market issuer may not reflect its financial position or results of operations in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Moreover, substantially less information may be publicly available about issuers in Asian growth markets than is available about U.S. issuers.

SOCIAL, POLITICAL AND ECONOMIC FACTORS

         Asian growth markets may be subject to a greater degree of social, political and economic instability than is the case in the United States and Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision-making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demand for improved political, economic and social conditions; (iii) internal insurgencies,
(iv) war or hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Portfolio.

         Few Asian growth markets have western-style or fully democratic governments. Some governments in the region are authoritarian and influenced by security forces. During the course of the last 25 years, governments in the region have been installed or removed as a result of military coups, while others have periodically demonstrated repressive police state characteristics. Disparities of wealth, among other factors, have also led to social unrest in some Asian growth markets, accompanied, in certain cases, by violence and labor unrest. Ethnic, religious and racial disaffection, as evidenced in India, Pakistan and Sri Lanka, have created social, economic and political problems.

         Several Asian growth markets have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including the PRC and Pakistan. Tension between the Tamil and Sinhalese communities in Sri Lanka has resulted in periodic outbreaks of violence. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, the PRC continues to claim sovereignty over Taiwan. The PRC is acknowledged to possess nuclear weapons capability; North Korea is alleged to possess or be in the process of developing such a capability.

         The economies of most Asian growth markets are heavily dependent upon international trade and are accordingly affected by protective barriers and the economic conditions of their trading partners, principally, the United States, Japan, the PRC and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian growth markets. In addition, the economies of some Asian growth markets, Indonesia and Malaysia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

         Governments in certain Asian growth markets participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends.

         With respect to investments in the PRC, it should be noted that the PRC has only recently permitted private economic activities and the PRC government has exercised and continues to exercise substantial control over virtually every sector of the PRC economy through regulation and state ownership. The PRC is a socialist state which since 1949 has been, and is expected to continue to be, controlled by the Communist party of the PRC. Continued economic growth and development in the PRC, as well as opportunities for foreign investment, and prospects of private sector enterprises, in the PRC, will depend in many respects on the implementation of the PRC's current program of economic reform, which cannot be assured.

         In Hong Kong, British proposals to extend limited democracy have caused a political rift with the PRC, which is scheduled to assume sovereignty over the colony in 1997. Although the PRC has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control of Hong Kong, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of the PRC. In addition, such reversion has increased sensitivity in Hong Kong to political developments and statements by public figures in the PRC. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.

         With respect to investments in Taiwan, it should be noted that Taiwan lacks formal diplomatic relations with many nations, although it conducts trade and financial relations with most major economic powers. Both the government of the PRC and the government of the Republic of China in Taiwan claim sovereignty over all of China. Although relations between Taiwan and the PRC are currently peaceful, renewed frictions or hostility could interrupt operations of Taiwanese companies in which the Portfolio invests and create uncertainty that could adversely affect the value and marketability of its Taiwan investments.

         With regard to India, agriculture occupies a more prominent position in the Indian economy than in the United States, and the Indian economy therefore is more susceptible to adverse changes in weather. The government of India has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly government actions in the future could have a significant effect on the Indian economy which could affect private sector companies, market conditions and prices and yields of securities held by the Portfolio. Religious and ethnic unrest persists in India. The long standing grievances between the Hindu and Muslim populations resulted in communal violence during 1993 in the aftermath of the destruction of a mosque in Ayodhya by radical elements of the Hindu population. The Indian government is also confronted by separatist movements in several states and the long standing border dispute with Pakistan over the State of Jammu and Kashmir, a majority of whose population is Muslim, remains unsolved. In addition, Indian stock exchanges have in the past been subject to repeated closure including for ten days in December 1993 due to a broker's strike, and there can be no assurance that this will not recur.

THINLY TRADED MARKETS

         Compared to securities traded in the United States, generally all securities of Asian growth market issuers may be considered to be thinly traded. Even relatively widely held securities in such countries may not be able to absorb trades of a size customarily transacted by institutional investors, without price disruptions. Accordingly, the Portfolio's ability to reposition itself will be more constrained than would be the case for a typical equity mutual fund.

SETTLEMENT PROCEDURES AND DELAYS

         Settlement procedures in Asian growth markets are less developed and reliable than those in the United States and in other developed markets, and the Portfolio may experience settlement delays or other material difficulties. This problem is particularly severe in India where settlement is through physical delivery and, where currently, a severe shortage of vault capacity exists among custodial banks, although efforts are being undertaken to alleviate the shortage. In addition, significant delays are common in registering transfers of securities, and the Portfolio may be unable to sell such securities until the registration process is completed and may experience delays in receipt of dividends and other entitlement. The recent and anticipated inflow of funds into the Indian securities market has placed added strains on the settlement system and transfer process. In addition, the Portfolio may be subject to significant limitations in the future on the volume of trading during any particular period, imposed by its sub-custodian in India or otherwise as a result of such physical or other operational constraints.

JPM490A

PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements

The following financial statements are included in Part A:


Financial Highlights: The JPM Institutional Money Market Fund, The JPM Institutional Tax Exempt Money Market Fund, The JPM Institutional Treasury Money Market Fund, The JPM Institutional Short Term Bond Fund, The JPM Institutional Bond Fund, The JPM Institutional Tax Exempt Bond Fund, The JPM Institutional International Bond Fund, The JPM Institutional Selected U.S. Equity Fund, The JPM Institutional U.S. Small Company Fund, The JPM Institutional International Equity Fund, The JPM Institutional Diversified Fund, The JPM Institutional Emerging Markets Equity Fund, The JPM Institutional New York Total Return Bond Fund, The JPM Institutional European Equity Fund, The JPM Institutional Japan Equity Fund and The JPM Institutional Asia Growth Fund.


The following financial statements are included in Part B:

The JPM Institutional Money Market Fund
Statement of Assets and Liabilities at November 30, 1994
Statement of Operations for the fiscal year ended November 30, 1994 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements November 30, 1994
Statement of Assets and Liabilities at May 31, 1995 (unaudited)
Statement of Operations for the six months ended May 31, 1995 (unaudited) Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements May 31, 1995 (unaudited)

The Money Market Portfolio
Schedule of Investments at November 30, 1994
Statement of Assets and Liabilities at November 30, 1994
Statement of Operations for the fiscal year ended November 30, 1994 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements November 30, 1994
Schedule of Investments at May 31, 1995 (unaudited)
Statement of Assets and Liabilities at May 31, 1995 (unaudited)
Statement of Operations For the six months ended May 31, 1995 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements May 31, 1995 (unaudited)



The JPM Institutional Tax Exempt Money Market Fund
Statement of Assets and Liabilities at August 31, 1995
Statement of Operations for the fiscal year ended August 31, 1995
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements August 31, 1995

The Tax Exempt Money Market Portfolio
Schedule of Investments at August 31, 1995
Statement of Assets and Liabilities at August 31, 1995
Statement of Operations For the fiscal year ended August 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements August 31, 1995



The JPM Institutional Treasury Money Market Fund
Statement of Assets and Liabilities at October 31, 1994
Statement of Operations for the fiscal year ended October 31, 1994 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements October 31, 1994
Statement of Assets and Liabilities at April 30, 1995 (unaudited)
Statement of Operations for the six months ended April 30, 1995 (unaudited) Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements April 30, 1995 (unaudited)

The Treasury Money Market Portfolio
Schedule of Investments at October 31, 1994
Statement of Assets and Liabilities at October 31, 1994
Statement of Operations for the fiscal year ended October 31, 1994 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements October 31, 1994
Schedule of Investments at April 30, 1995 (unaudited)
Statement of Assets and Liabilities at April 30, 1995 (unaudited)
Statement of Operations for the six months ended April 30, 1995 (unaudited) Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements April 30, 1995 (unaudited)

The JPM Institutional Short Term Bond Fund
Statement of Assets and Liabilities at October 31, 1994
Statement of Operations for the fiscal year ended October 31, 1994 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements October 31, 1994
Statement of Assets and Liabilities at April 30, 1995 (unaudited)
Statement of Operations for the six months ended April 30, 1995 (unaudited) Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements April 30, 1995 (unaudited)

The Short Term Bond Portfolio
Schedule of Investments at October 31, 1994
Statement of Assets and Liabilities at October 31, 1994
Statement of Operations for the fiscal year ended October 31, 1994 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements October 31, 1994
Schedule of Investments at April 30, 1995 (unaudited)
Statement of Assets and Liabilities at April 30, 1995 (unaudited)
Statement of Operations for the six months ended April 30, 1995 (unaudited) Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements April 30, 1995 (unaudited)

The JPM Institutional Bond Fund
Statement of Assets and Liabilities at October 31, 1994
Statement of Operations for the fiscal year ended October 31, 1994 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements October 31, 1994
Statement of Assets and Liabilities at April 30, 1995 (unaudited)
Statement of Operations for the six months ended April 30, 1995 (unaudited) Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements April 30, 1995 (unaudited)

The U.S. Fixed Income Portfolio
Schedule of Investments at October 31, 1994
Statement of Assets and Liabilities at October 31, 1994
Statement of Operations for the fiscal year ended October 31, 1994 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements October 31, 1994
Schedule of Investments at April 30, 1995 (unaudited)
Statement of Assets and Liabilities at April 30, 1995 (unaudited)
Statement of Operations for the six months ended April 30, 1995 (unaudited) Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements April 30, 1995 (unaudited)



The JPM Institutional Tax Exempt Bond Fund
Statement of Assets and Liabilities at August 31, 1995
Statement of Operations for the fiscal year ended August 31, 1995
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements August 31, 1995

The Tax Exempt Bond Portfolio
Schedule of Investments at August 31, 1995
Statement of Assets and Liabilities at August 31, 1995
Statement of Operations for the fiscal year ended August 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements August 31, 1995



The JPM Institutional Selected U.S. Equity Fund
Statement of Assets and Liabilities at May 31, 1995
Statement of Operations For the Fiscal Year Ended May 31, 1995
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements May 31, 1995

The Selected U.S. Equity Portfolio
Schedule of Investments at May 31, 1995
Statement of Assets and Liabilities at May 31, 1995
Statement of Operations For the Fiscal Year Ended May 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements May 31, 1995

The JPM Institutional U.S. Small Company Fund
Statement of Assets and Liabilities at May 31, 1995
Statement of Operations For the Fiscal Year Ended  May 31, 1995
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements May 31, 1995

The U.S. Small Company Portfolio
Schedule of Investments at May 31, 1995
Statement of Assets and Liabilities at May 31, 1995
Statement of Operations For the Fiscal Year Ended May 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements May 31, 1995

The JPM Institutional International Equity Fund
Statement of Assets and Liabilities at October 31, 1994
Statement of Operations for the fiscal year ended October 31, 1994 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements October 31, 1994
Statement of Assets and Liabilities at April 30, 1995 (unaudited)
Statement of Operations for the six months ended April 30, 1995 (unaudited) Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements April 30, 1995 (unaudited)

The Non-U.S. Equity Portfolio
Schedule of Investments at October 31, 1994
Statement of Assets and Liabilities at October 31, 1994
Statement of Operations for the fiscal year ended October 31, 1994 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements October 31, 1994
Schedule of Investments at April 30, 1995 (unaudited)
Statement of Assets and Liabilities at April 30, 1995 (unaudited)
Statement of Operations for the six months ended April 30, 1995 (unaudited) Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements April 30, 1995 (unaudited)

The JPM Institutional Diversified Fund
Statement of Assets and Liabilities at June 30, 1995
Statement of Operations For the Fiscal Year Ended June 30, 1995
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements June 30, 1995

The Diversified Portfolio
Schedule of Investments at June 30, 1995
Statement of Assets and Liabilities at June 30, 1995
Statement of Operations For the Fiscal Year Ended June 30, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements June 30, 1995

The JPM Institutional Emerging Markets Equity Fund
Statement of Assets and Liabilities at October 31, 1994
Statement of Operations for the fiscal year ended October 31, 1994 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements October 31, 1994
Statement of Assets and Liabilities at April 30, 1995 (unaudited)
Statement of Operations for the six months ended April 30, 1995 (unaudited) Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements April 30, 1995 (unaudited)

The Emerging Markets Equity Portfolio
Schedule of Investments at October 31, 1994
Statement of Assets and Liabilities at October 31, 1994
Statement of Operations for the fiscal year ended October 31, 1994 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statement October 31, 1994
Schedule of Investments at April 30, 1995 (unaudited)
Statement of Assets and Liabilities at April 30, 1995 (unaudited)
Statement of Operations for the six months ended April 30, 1995 (unaudited) Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements April 30, 1995 (unaudited)



The JPM Institutional New York Total Return Bond Fund
Statement of Assets and Liabilities at March 31, 1995
Statement of Operations for the fiscal year ended March 31, 1995
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements March 31, 1995
Statement of Assets and Liabilities at September 30, 1995 (unaudited)
Statement of Operations for the six months ended September 30, 1995 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements September 30, 1995 (unaudited)

The New York Total Return Bond Portfolio
Schedule of Investments at March 31, 1995
Statement of Assets and Liabilities at March 31, 1995
Statement of Operations for the fiscal year ended March 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements March 31, 1995
Schedule of Investments at September 30, 1995 (unaudited)
Statement of Assets and Liabilities at September 30, 1995 (unaudited)
Statement of Operations for the six months ended September 30, 1995 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements September 30, 1995 (unaudited)



The JPM Institutional International Bond Fund
Statement of Assets and Liabilities at September 30, 1995
Statement of Operations For the period ended September 30, 1995
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements September 30, 1995

The Non-U.S. Fixed Income Portfolio
Schedule of Investments at September 30, 1995
Statement of Assets and Liabilities at September 30, 1995
Statement of Operations For the six period ended September 30, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements September 30, 1995



The Series Portfolio - The European Equity Portfolio
Statement of Assets and Liabilities at March 24, 1995

The Series Portfolio - The Japan Equity Portfolio
Statement of Assets and Liabilities at March 24, 1995

The Series Portfolio - The Asia Growth Portfolio
Statement of Assets and Liabilities at March 24, 1995



(b) Exhibits

1. Declaration of Trust, as amended was filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 16 to the Registration Statement (the "Registration Statement") filed on June 15, 1995 ("Post-Effective Amendment No. 16").

2. Restated By-Laws of the Registrant were filed as Exhibit 2 to Post-Effective Amendment No. 16.

4. Form of Share Certificate was filed as Exhibit 4 to Registrant's Post-Effective Amendment No. 13 to the Registration Statement filed on November 1, 1994 ("Post-Effective Amendment No. 13").

6. Distribution Agreement between Registrant and Signature Broker-Dealer Services, Inc. ("SBDS") was filed as Exhibit 6 to Post-Effective Amendment No. 13.

8. Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street") was filed as Exhibit 8 to Post-Effective Amendment No. 13.

9(a). Revised Administration Agreement between Registrant and SBDS was filed as
Exhibit 8 to Post-Effective Amendment No. 16.

9(b). Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty") was filed as Exhibit 9(b) to Post-Effective Amendment No. 13.

9(c). Transfer Agency and Service Agreement between Registrant and State Street was filed as Exhibit 9(c) to Post-Effective Amendment No. 13.

9(d). Restated Financial and Fund Accounting Services Agreement between Registrant and Morgan Guaranty was filed as Exhibit 9(d) to Post-Effective Amendment No. 13.

9(e). Fund Services Agreement between Registrant and Pierpont Group, Inc. was filed as Exhibit 9(e) to Registrant's Post-Effective Amendment No. 10 to the Registration Statement filed June 10, 1994 ("Post-Effective Amendment No. 10").

10. Opinion and consent of Sullivan & Cromwell was filed as Exhibit No. 10 to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement filed on December 30, 1992.

11. Consents of independent accountants.*

13. Purchase Agreement was filed as Exhibit No. 13 to Pre-Effective Amendment No. 1.

16. Schedule for computation of performance quotations was filed as Exhibit 16 to Post-Effective Amendment No. 10.

17 . Financial Data Schedules.*

18. Powers of Attorney were filed as Exhibit 18 to Post-Effective Amendment No. 17 to the Registration Statement filed on August 25, 1995.
-----------------
*  Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT.

         Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.



Shares of Beneficial Interest ($0.001 par value).

Title of Class:  Number of record holders as of November 30, 1995.

The JPM Institutional Money Market Fund:  123
The JPM Institutional Treasury Money Market Fund:  18
The JPM Institutional Bond Fund:  88
The JPM Institutional Diversified Fund:  24
The JPM Institutional U.S. Small Company Fund:  286
The JPM Institutional International Equity Fund:  320
The JPM Institutional Emerging Markets Equity Fund:  351
The JPM Institutional International Bond Fund:  5
The JPM Institutional Short Term Bond Fund: 5
The JPM Institutional Selected U.S. Equity Fund:  59
The JPM Institutional Tax Exempt Money Market Fund:  32
The JPM Institutional Tax Exempt Bond Fund:  71
The JPM Institutional New York Total Return Bond Fund:  32
The JPM Institutional European Equity Fund:  0
The JPM Institutional Japan Equity Fund:  0
The JPM Institutional Asia Growth Fund:  0



ITEM 27. INDEMNIFICATION.

         Reference is made to Section 5.3 of Registrant's Declaration of Trust and Article 4 of Registrant's Distribution Agreement.

         Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Not Applicable.

ITEM 29. PRINCIPAL UNDERWRITERS.

         (a) SBDS is the Distributor (the "Distributor") for the shares of the Registrant. SBDS also serves as the principal underwriter or placement agent for numerous other registered investment companies.

         (b) The following are the directors and officers of the Distributor. The principal business address of these individuals is 6 St. James Avenue, Suite 900, Boston, Massachusetts 02116 unless otherwise noted. Their respective position and offices with the Registrant, if any, are also indicated.

PHILIP W. COOLIDGE: President, Chief Executive Officer and Director of SBDS. President of Registrant.



JOHN R. ELDER: Assistant Treasurer of SBDS.  Treasurer of the Registrant.



BARBARA M. O'DETTE:  Assistant Treasurer of SBDS.

LINWOOD C. DOWNS:  Treasurer of SBDS.

THOMAS M. LENZ: Assistant Secretary of SBDS. Secretary of Registrant.

MOLLY S. MUGLER: Assistant Secretary of SBDS. Assistant Secretary of Registrant.

LINDA T. GIBSON: Assistant Secretary of SBDS. Assistant Secretary of Registrant.

BETH A. REMY:  Assistant Treasurer of SBDS.

ANDRES E. SALDANA: Assistant Secretary of SBDS. Assistant Secretary of
Registrant.

SUSAN JAKUBOSKI:  Assistant Treasurer of SBDS.

JULIE J. WYETZNER:  Product Management Officer of SBDS.

KATE B.M. BOLSOVER: Director of SBDS; Signature Financial Group (Europe), Ltd., 49 St. James's Street, London SW1A 1JT.

ROBERT G. DAVIDOFF: Director of SBDS; CMNY Capital, L.P., 135 East 57th Street, New York, NY 10022.

LEEDS HACKETT: Director of SBDS; Hackett Associates Limited, 1260 Avenue of the Americas, 12th Floor, New York, NY 10020

LAURENCE B. LEVINE: Director of SBDS; Blair Corporation, 250 Royal Palm Way, Palm Beach, FL 33480

DONALD S. CHADWICK: Director of SBDS; 4609 Bayard Street, Apartment 411, Pittsburgh, PA 15213.

         (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

PIERPONT GROUP, INC.:  461 Fifth Avenue, New York, New York 10017
(records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

MORGAN GUARANTY TRUST COMPANY OF NEW YORK: 60 Wall Street, New York, New York 10260-0060, 522 Fifth Avenue, New York, New York 10036 or 9 West 57th Street, New York, New York 10019 (records relating to its functions as shareholder servicing agent, and services agent).

STATE STREET BANK AND TRUST COMPANY:  1776 Heritage Drive, North
Quincy, Massachusetts 02171 (records relating to its functions as custodian, transfer agent and dividend disbursing agent).

SIGNATURE BROKER-DEALER SERVICES, INC.:  6 St. James Avenue,
Boston, Massachusetts 02116 (records relating to its functions as distributor and administrator).

INVESTORS BANK AND TRUST COMPANY:  1 First Canadian Place, Suite
5820, P.O. Box 231, Toronto, Ontario M5X1C8 (accounting records).

ITEM 31. MANAGEMENT SERVICES.

         Not Applicable.

ITEM 32. UNDERTAKINGS.

         (a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

          (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to its Registration Statement on Form N-1A ("Registration Statement") pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston and Commonwealth of Massachusetts, on the 20th day of December, 1995.


THE JPM INSTITUTIONAL FUNDS

By /S/THOMAS M. LENZ
   ---------------------------
   Thomas M. Lenz, Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on December 20, 1995.



MATTHEW HEALEY*
--------------------------
Matthew Healey
Chairman and Chief Executive Officer

PHILIP W. COOLIDGE*
--------------------------
Philip W. Coolidge
President



/S/JOHN R. ELDER
--------------------------
John R. Elder
Treasurer and Principal Accounting and Financial Officer



F.S. ADDY*
--------------------------
F.S. Addy
Trustee

WILLIAM G. BURNS*
--------------------------
William G. Burns
Trustee

ARTHUR C. ESCHENLAUER*
--------------------------
Arthur C. Eschenlauer
Trustee

MICHAEL P. MALLARDI*
--------------------------
Michael P. Mallardi
Trustee



*By /S/THOMAS M. LENZ
    --------------------------
    Thomas M. Lenz,
    as attorney-in-fact pursuant to a power of attorney previously filed.

SIGNATURES



         Each Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A ("Registration Statement") of The JPM Institutional Funds (the "Trust") (File No. 33-54642) to be signed on its behalf by the undersigned, thereto duly authorized in George Town, Grand Cayman, Cayman Islands, B.W.I. on the 20th day of December, 1995.


THE MONEY MARKET PORTFOLIO, THE TAX EXEMPT MONEY MARKET PORTFOLIO, THE TREASURY MONEY MARKET PORTFOLIO, THE SHORT TERM BOND PORTFOLIO, THE U.S. FIXED INCOME PORTFOLIO, THE TAX EXEMPT BOND PORTFOLIO, THE SELECTED U.S. EQUITY PORTFOLIO, THE U.S. SMALL COMPANY PORTFOLIO, THE NON-U.S. EQUITY PORTFOLIO, THE DIVERSIFIED PORTFOLIO, THE EMERGING MARKETS EQUITY PORTFOLIO, THE NEW YORK TOTAL RETURN BOND PORTFOLIO, THE NON-U.S. FIXED
INCOME PORTFOLIO AND THE SERIES PORTFOLIO

By /S/SUSAN JAKUBOSKI
   --------------------------
   Susan Jakuboski, Assistant Treasurer


         Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on December 20, 1995.



MATTHEW HEALEY*
--------------------------
Matthew Healey
Chairman and Chief Executive Officer of the Portfolios

PHILIP W. COOLIDGE*
--------------------------
Philip W. Coolidge
President of the Portfolios



JOHN R. ELDER*
--------------------------
John R. Elder
Treasurer and Principal Accounting and Financial Officer of the Portfolios



F.S. ADDY*
--------------------------
F.S. Addy
Trustee of the Portfolios

WILLIAM G. BURNS*
--------------------------
William G. Burns
Trustee of the Portfolios

ARTHUR C. ESCHENLAUER*
--------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios

MICHAEL P. MALLARDI*
--------------------------
Michael P. Mallardi
Trustee of the Portfolios

    /S/SUSAN JAKUBOSKI
    --------------------------
    Susan Jakuboski,
    as attorney-in-fact pursuant to a power of attorney previously filed.

SIGNATURES



         Each Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A ("Registration Statement") of The JPM Institutional Funds (the "Trust") (File No. 33-54642) to be signed on its behalf by the undersigned, thereto duly authorized in George Town, Grand Cayman, Cayman Islands, B.W.I. on the 28th day of November, 1995.


THE MONEY MARKET PORTFOLIO, THE TAX EXEMPT MONEY MARKET PORTFOLIO, THE TREASURY MONEY MARKET PORTFOLIO, THE SHORT TERM BOND PORTFOLIO, THE U.S. FIXED INCOME PORTFOLIO, THE TAX EXEMPT BOND PORTFOLIO, THE SELECTED U.S. EQUITY PORTFOLIO, THE U.S. SMALL COMPANY PORTFOLIO, THE NON-U.S. EQUITY PORTFOLIO, THE DIVERSIFIED PORTFOLIO, THE EMERGING MARKETS EQUITY PORTFOLIO, THE NEW YORK TOTAL RETURN BOND PORTFOLIO, THE NON-U.S. FIXED
INCOME PORTFOLIO AND THE SERIES PORTFOLIO

By
   --------------------------
   Susan Jakuboski, Assistant Treasurer


         Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on November 28, 1995.




--------------------------
Matthew Healey
Chairman and Chief Executive Officer of the Portfolios


--------------------------
Philip W. Coolidge
President of the Portfolios



/s/ JOHN R. ELDER
--------------------------
John R. Elder
Treasurer and Principal Accounting and Financial Officer of the Portfolios




--------------------------
F.S. Addy
Trustee of the Portfolios


--------------------------
William G. Burns
Trustee of the Portfolios


--------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios


--------------------------
Michael P. Mallardi
Trustee of the Portfolios


    --------------------------
    Susan Jakuboski,
    as attorney-in-fact pursuant to a power of attorney previously filed.

INDEX TO EXHIBITS


Exhibit No.         Description of Exhibit

11.                 Consents of independent accountants.

17.                 Financial Data Schedules.